UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07447
                                                     ---------

                           Phoenix Insight Funds Trust
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)


             Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer,            John H. Beers, Esq.
    Counsel and Secretary for Registrant        Vice President and Counsel
       Phoenix Life Insurance Company         Phoenix Life Insurance Company
              One American Row                       One American Row
            Hartford, CT 06103-2899               Hartford, CT 01603-2899
 -------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           ---------------

                      Date of fiscal year end: December 31
                                               ------------

                     Date of reporting period: June 30, 2007
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                                                               [LOGO OMITTED]
                                                                  PHOENIX

--------------------------------------------------------------------------------

                                                             SEMIANNUAL REPORT


PHOENIX INSIGHT FUNDS


EQUITY FUNDS

Phoenix Insight Balanced Fund
Phoenix Insight Core Equity Fund
Phoenix Insight Emerging Markets Fund
Phoenix Insight Equity Fund
Phoenix Insight Index Fund
Phoenix Insight Small-Cap Growth Fund
Phoenix Insight Small-Cap Opportunity Fund
Phoenix Insight Small-Cap Value Fund


FIXED INCOME FUNDS

Phoenix Insight Bond Fund
Phoenix Insight High Yield Bond Fund
Phoenix Insight Intermediate Government Bond Fund
Phoenix Insight Intermediate Tax-Exempt Bond Fund
Phoenix Insight Short/Intermediate Bond Fund
Phoenix Insight Tax-Exempt Bond Fund


MONEY MARKET FUNDS

Phoenix Insight Government Money Market Fund
Phoenix Insight Money Market Fund
Phoenix Insight Tax-Exempt Money Market Fund




                                                  WOULDN'T YOU RATHER HAVE
                                                  THIS DOCUMENT E-MAILED TO YOU?
                                                  ELIGIBLE SHAREHOLDERS CAN
TRUST NAME:                                       SIGN UP FOR E-DELIVERY AT
PHOENIX INSIGHT FUNDS TRUST   June 30, 2007       PHOENIXFUNDS.COM
.................................................................................
NOT FDIC INSURED              NO BANK GUARANTEE   MAY LOSE VALUE

                                TABLE OF CONTENTS
                                                                                                              PAGE
                                                                                                              ----
Message to Shareholders ....................................................................................    1
Glossary ...................................................................................................    2
Disclosure of Fund Expenses ................................................................................    3
Schedules of Investments:
    Phoenix Insight Balanced Fund ("Balanced Fund") ........................................................    5
    Phoenix Insight Core Equity Fund ("Core Equity Fund") ..................................................   10
    Phoenix Insight Emerging Markets Fund ("Emerging Markets Fund") ........................................   12
    Phoenix Insight Equity Fund ("Equity Fund") ............................................................   14
    Phoenix Insight Index Fund ("Index Fund") ..............................................................   16
    Phoenix Insight Small-Cap Growth Fund ("Small-Cap Growth Fund") ........................................   22
    Phoenix Insight Small-Cap Opportunity Fund ("Small-Cap Opportunity Fund") ..............................   24
    Phoenix Insight Small-Cap Value Fund ("Small-Cap Value Fund") ..........................................   26
    Phoenix Insight Bond Fund ("Bond Fund") ................................................................   29
    Phoenix Insight High Yield Bond Fund ("High Yield Bond Fund") ..........................................   33
    Phoenix Insight Intermediate Government Bond Fund ("Intermediate Government Bond Fund") ................   36
    Phoenix Insight Intermediate Tax-Exempt Bond Fund ("Intermediate Tax-Exempt Bond Fund") ................   38
    Phoenix Insight Short/Intermediate Bond Fund ("Short/Intermediate Bond Fund") ..........................   41
    Phoenix Insight Tax-Exempt Bond Fund ("Tax-Exempt Bond Fund") ..........................................   44
    Phoenix Insight Government Money Market Fund ("Government Money Market Fund") ..........................   47
    Phoenix Insight Money Market Fund ("Money Market Fund") ................................................   48
    Phoenix Insight Tax-Exempt Money Market Fund ("Tax-Exempt Money Market Fund") ..........................   50
Statement of Assets and Liabilities ........................................................................   54
Statement of Operations ....................................................................................   58
Statement of Changes in Net Assets .........................................................................   62
Financial Highlights .......................................................................................   68
Notes to Financial Statements ..............................................................................   82
Results of Shareholder Meeting .............................................................................   96
Information for Investors ..................................................................................   98


PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)
    The advisors and subadvisors vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2007, free of charge, by calling toll-free 800-541-0171. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION
    The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.


This report is not authorized for distribution to prospective investors in the Phoenix Insight Funds Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS


Dear PhoenixFunds Shareholder:

We are pleased to provide this report for the six months ended June 30, 2007. It includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about each fund's portfolio holdings and transactions for the reporting period.

At Phoenix, we are committed to helping investors succeed over the long term and we strive to provide investors with choice. The Phoenix family of funds offers a wide array of investment options to help make diversification easy. Our multi-manager, multi-style approach gives you access to a complete suite of investment products, including numerous equity, fixed income and money market funds.

We are proud to offer this diversified portfolio of funds managed by more than a dozen accomplished investment managers--many of whom were previously only available to large institutional investors. Their investment expertise allows us to offer a variety of styles, including growth, value and core products, along with asset allocation funds and alternative investments.

Phoenix is also committed to providing you best-in-class service. Whether you need to check your account value or transfer funds, our customer service team stands ready to provide superior, dependable assistance to help you make informed decisions.

Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. A regular "checkup" can be an excellent way to help ensure that your investments are aligned with your financial goals.

As president of Phoenix Investment Partners, Ltd., I would like to thank you for entrusting your assets with us. It's our privilege to serve you.

Sincerely yours,

/s/ George R. Aylward

George R. Aylward
President, PhoenixFunds


JULY 2007

                                    GLOSSARY


ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S.
dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC
American Municipal Bond Assurance Corporation

CIFG
CDC IXIS Financial Guarantee

FFCB
Federal Farm Credits Bank Funding Corporation

FGIC
Financial Guaranty Insurance Company

FHLB
Federal Home Loan Bank

FHLMC
Federal Home Loan Mortgage Corporation

FNMA OR "FANNIE MAE"
Federal National Mortgage Association

FSA
Financial Security Assurance, Inc.

GNMA OR "GINNIE MAE"
Government National Mortgage Association

HUD
U.S. Department of Housing and Urban Development

MBIA
Municipal Bond Insurance Association

PIK (PAYMENT-IN-KIND SECURITY)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

Q-SBLF
Qualified School Board Loan Fund

RADIAN
Radian Asset Assurance, Inc.

REIT (REAL ESTATE INVESTMENT TRUST)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

TBA
To be announced

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

XLCA
XL Capital Assurance

                          PHOENIX INSIGHT FUNDS TRUST
                    DISCLOSURE OF FUND EXPENSES (UNAUDITED)
         FOR THE SIX-MONTH PERIOD OF DECEMBER 31, 2006 TO JUNE 30, 2007


     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Phoenix Insight Fund you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I and Class E shares are sold without sales charges. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Phoenix Insight Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Tables illustrate your fund's costs in two ways.

ACTUAL EXPENSES

     This section of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


EXPENSE TABLE
--------------------------------------------------------------------------------
                        Beginning         Ending                     Expenses
                         Account         Account       Annualized      Paid
                          Value           Value          Expense      During
                        12/31/06         6/30/07          Ratio       Period*
--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------
ACTUAL
Class A ............    $1,000.00        $1,060.60        1.02%       $ 5.21
Class C ............     1,000.00         1,057.40        1.78          9.08
Class I ............     1,000.00         1,062.50        0.77          3.94

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ............     1,000.00         1,019.67        1.02          5.12
Class C ............     1,000.00         1,015.86        1.78          8.94
Class I ............     1,000.00         1,020.93        0.77          3.87

--------------------------------------------------------------------------------
CORE EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL
Class A ............    $1,000.00        $1,057.40        1.15%       $ 5.87
Class C ............     1,000.00         1,053.40        1.91          9.72
Class I ............     1,000.00         1,058.80        0.91          4.65

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ............     1,000.00         1,019.02        1.15          5.77
Class C ............     1,000.00         1,015.21        1.91          9.59
Class I ............     1,000.00         1,020.23        0.91          4.57

--------------------------------------------------------------------------------
EMERGING MARKETS FUND
--------------------------------------------------------------------------------
ACTUAL
Class A ............    $1,000.00        $1,147.80        1.58%       $ 8.41
Class C ............     1,000.00         1,141.90        2.33         12.37
Class I ............     1,000.00         1,148.60        1.32          7.03

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ............     1,000.00         1,016.86        1.58          7.93
Class C ............     1,000.00         1,013.10        2.33         11.70
Class I ............     1,000.00         1,018.17        1.32          6.63

--------------------------------------------------------------------------------
EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL
Class A ............    $1,000.00        $1,096.80        1.12%       $ 5.82
Class C ............     1,000.00         1,092.60        1.87          9.70
Class I ............     1,000.00         1,098.20        0.87          4.53

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ............     1,000.00         1,019.17        1.12          5.62
Class C ............     1,000.00         1,015.41        1.87          9.39
Class I ............     1,000.00         1,020.43        0.87          4.37

--------------------------------------------------------------------------------
INDEX FUND
--------------------------------------------------------------------------------
ACTUAL
Class A ............    $1,000.00        $1,066.50        0.77%       $ 3.95
Class I ............     1,000.00         1,067.80        0.50          2.56

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ............     1,000.00         1,020.93        0.77          3.87
Class I ............     1,000.00         1,022.28        0.50          2.51

--------------------------------------------------------------------------------
SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL
Class A ............    $1,000.00        $1,076.80        1.40%      $  7.21
Class C ............     1,000.00         1,073.40        2.15         11.05
Class I ............     1,000.00         1,078.80        1.15          5.93

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ............     1,000.00         1,017.77        1.40          7.03
Class C ............     1,000.00         1,014.00        2.15         10.79
Class I ............     1,000.00         1,019.02        1.15          5.77

--------------------------------------------------------------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------------------------------------------------------------
ACTUAL
Class A ............    $1,000.00        $1,057.10        1.23%       $ 6.27
Class C ............     1,000.00         1,053.10        1.99         10.13
Class I ............     1,000.00         1,059.00        0.98          5.00

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ............     1,000.00         1,018.62        1.23          6.18
Class C ............     1,000.00         1,014.80        1.99          9.99
Class I ............     1,000.00         1,019.87        0.98          4.92

                          PHOENIX INSIGHT FUNDS TRUST
               DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
         FOR THE SIX-MONTH PERIOD OF DECEMBER 31, 2006 TO JUNE 30, 2007


EXPENSE TABLE
--------------------------------------------------------------------------------
                        Beginning         Ending                     Expenses
                         Account         Account       Annualized      Paid
                          Value           Value          Expense      During
                        12/31/06         6/30/07          Ratio       Period*
--------------------------------------------------------------------------------
SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL
Class A ............    $1,000.00        $1,053.90        1.18%       $ 6.01
Class C ............     1,000.00         1,050.00        1.94          9.86
Class I ............     1,000.00         1,055.20        0.93          4.74

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ............     1,000.00         1,018.87        1.18          5.92
Class C ............     1,000.00         1,015.05        1.94          9.74
Class I ............     1,000.00         1,020.13        0.93          4.67

--------------------------------------------------------------------------------
BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Class A ............    $1,000.00        $1,000.40        0.85%       $ 4.22
Class C ............     1,000.00           996.70        1.60          7.92
Class I ............     1,000.00         1,001.60        0.60          2.98

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ............     1,000.00         1,020.53        0.85          4.27
Class C ............     1,000.00         1,016.76        1.60          8.03
Class I ............     1,000.00         1,021.78        0.60          3.01

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Class A ............    $1,000.00        $1,029.20        0.98%       $ 4.93
Class C ............     1,000.00         1,025.40        1.73          8.69
Class I ............     1,000.00         1,029.60        0.72          3.62

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ............     1,000.00         1,019.87        0.98          4.92
Class C ............     1,000.00         1,016.11        1.73          8.69
Class I ............     1,000.00         1,021.18        0.72          3.61

--------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Class A ............    $1,000.00        $1,011.10        0.75%       $ 3.74
Class I ............     1,000.00         1,012.40        0.50          2.49

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ............     1,000.00         1,021.03        0.75          3.77
Class I ............     1,000.00         1,022.28        0.50          2.51

--------------------------------------------------------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Class A ............    $1,000.00        $1,000.00        0.85%       $ 4.22
Class C ............     1,000.00           995.30        1.60          7.92
Class I ............     1,000.00         1,000.30        0.60          2.98

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ............     1,000.00         1,020.53        0.85          4.27
Class C ............     1,000.00         1,016.76        1.60          8.03
Class I ............     1,000.00         1,021.78        0.60          3.01

--------------------------------------------------------------------------------
SHORT/INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Class A ............    $1,000.00        $1,010.90        0.95%       $ 4.74
Class C ............     1,000.00         1,008.20        1.70          8.46
Class I ............     1,000.00         1,013.20        0.70          3.49

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ............     1,000.00         1,020.03        0.95          4.77
Class C ............     1,000.00         1,016.21        1.71          8.58
Class I ............     1,000.00         1,021.28        0.70          3.51


EXPENSE TABLE
--------------------------------------------------------------------------------
                        Beginning         Ending                     Expenses
                         Account         Account       Annualized      Paid
                          Value           Value          Expense      During
                        12/31/06         6/30/07          Ratio       Period*
--------------------------------------------------------------------------------
TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Class A ............    $1,000.00        $  998.50         0.85%      $ 4.21
Class C ............     1,000.00           994.70         1.60         7.91
Class I ............     1,000.00         1,000.70         0.60         2.98

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ............     1,000.00         1,020.53         0.85         4.27
Class C ............     1,000.00         1,016.76         1.60         8.03
Class I ............     1,000.00         1,021.78         0.60         3.01

--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL
Class A ............    $1,000.00        $1,023.90         0.54%      $ 2.71
Class I ............     1,000.00         1,025.70         0.19         0.95

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ............     1,000.00         1,022.08         0.54         2.71
Class I ............     1,000.00         1,023.84         0.19         0.95

--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL
Class A ............    $1,000.00        $1,024.30         0.53%      $ 2.66
Class E ............     1,000.00         1,026.10         0.18         0.90
Class I ............     1,000.00         1,026.10         0.18         0.90

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ............     1,000.00         1,022.13         0.53         2.66
Class E ............     1,000.00         1,023.89         0.18         0.90
Class I ............     1,000.00         1,023.89         0.18         0.90

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL
Class A ............    $1,000.00        $1,015.70         0.55%       $2.75
Class I ............     1,000.00         1,017.40         0.20         1.00

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ............     1,000.00         1,022.03         0.55         2.76
Class I ............     1,000.00         1,023.79         0.20         1.00


* Expenses are equal to the Funds' annualized expense ratio which includes waived fees and reimbursed expenses, if applicable multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

  You can find  more  information  about the Funds'  expenses  in the  Financial
  Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                         PHOENIX INSIGHT BALANCED FUND


--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)                                         6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

             [GRAPH OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

            Domestic Common Stocks                                  58%
            Agency Mortgage-Backed Securities                       11
            Domestic Corporate Bonds                                 8
            Non-Agency Mortgage-Backed Securities                    8
            U.S. Government Securities                               4
            Foreign Common Stocks                                    4
            Asset-Backed Securities                                  2
            Other (includes short-term investments)                  5


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)


                                                          PAR
                                                         VALUE      VALUE
                                                         (000)      (000)
                                                        -------    -------
U.S. GOVERNMENT SECURITIES--3.8%

U.S. TREASURY BONDS--0.6%
U.S. Treasury Bond
  6.125% due 11/15/27                                   $   445    $   496

U.S. TREASURY NOTES--3.2%
U.S. Treasury Note
  4.375% due 11/15/08                                     1,750      1,736
  5.125% due 6/30/11                                        400        403
  4.625% due 2/29/12                                         36         35
  4.500% due 3/31/12                                        400        393
  4.000% due 2/15/14                                         42         40
  4.875% due 8/15/16                                        235        232
                                                                   -------
                                                                     2,839
--------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $3,363)                                             3,335
--------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--11.6%
FHLMC
  5.500% due 7/1/35                                         991        960
  6.000% due 12/1/36                                        982        974
FHLMC 1385 J
  7.000% due 10/15/07                                        19         19
FHLMC 2513 JE
  5.000% due 10/15/17                                       450        435
FHLMC 2770 LA
  4.500% due 4/15/33                                        230        216
FHLMC 2835 HB
  5.500% due 8/15/24                                        305        295
FHLMC 2886 BE
  4.500% due 11/15/19                                       260        235
FHLMC 2886 CK
  5.000% due 11/15/19                                       280        264
FHLMC 3099 PA
  5.500% due 9/15/25                                        144        143
FHLMC 3101 PA
  5.500% due 10/15/25                                       144        144
FNMA
  4.500% due 1/1/20                                         307        292
  7.500% due 11/1/26                                         --(g)      --(h)
  7.500% due 12/1/26                                         18         18
  7.500% due 3/01/27                                         12         12
  5.500% due 11/1/33                                        239        231


                                                          PAR
                                                         VALUE      VALUE
                                                         (000)      (000)
                                                        -------    -------
  5.500% due 12/01/33                                   $   345    $   335
  5.500% due 1/1/34                                         177        171
  5.000% due 3/1/34                                         941        886
  5.000% due 7/1/34                                         485        457
  5.000% due 11/1/34                                        125        118
  3.804% due 1/1/35(c)                                      316        314
  6.000% due 3/1/35                                         138        137
  5.500% due 6/1/35                                         226        219
  5.500% due 7/1/35                                         250        242
  5.500% due 8/1/35                                         608        588
  5.000% due 9/1/35                                         379        356
  6.500% due 5/1/36                                         528        534
FNMA 00-T8 A
  7.337% due 12/25/30(c)                                     28         29
FNMA 02-73 OE
  5.000% due 11/25/17                                       400        385
FNMA 04-15 AB
  4.000% due 9/25/17                                        570        546
FNMA 93-197 SB
  6.508% due 10/25/08(c)                                     14         14
FNMA 97-20 (Interest Only)
  1.840% due 3/25/27(c)                                     290         15
FNMA 97-84 PL (Interest Only)
  6.500% due 2/25/09                                         10         --(h)
GNMA
  8.000% due 11/15/26                                        28         29
  7.000% due 9/15/31                                          7          7
  5.500% due 7/15/33                                        229        223
GNMA 02-53 B
  5.552% due 5/16/26                                        257        256
GNMA 04-108 C
  5.039% due 12/16/32(c)                                    195        184
--------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $10,569)                                           10,283
--------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED
SECURITIES--0.8%
FHLB
  5.625% due 6/13/16                                         80         80
Israel Government AID Bond
  Series 7-Z
  0% due 8/15/22                                            690        300


                                                          PAR
                                                         VALUE      VALUE
                                                         (000)      (000)
                                                        -------    -------
Rowan Cos., Inc.
  4.330% due 5/1/19                                     $   343    $   323
--------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $739)                                                 703
--------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.2%
Bank of America Credit Card Trust
  07-A7, A7
  5.320% due 8/15/12(c)                                     185        185
Capital One Multi-Asset Execution Trust
  03-B5, B5
  4.790% due 8/15/13                                        240        235
Chase Manhattan Auto Owner Trust 06-B, A3
  5.130% due 5/15/11                                        215        215
Citibank Credit Card Issuance Trust 07-A5
  5.500% due 6/22/12                                        435        435
Citibank Credit Card Issuance Trust 07-B2
  5.000% due 4/2/12                                         220        217
E*Trade RV & Marine Trust 04-1, A3
  3.620% due 10/8/18                                        335        324
PSE&G Transition Funding LLC 01-1, A5
  6.450% due 3/15/13                                        255        263
Volkswagen Auto Lease Enhanced Trust 03-2, A4
  2.940% due 3/22/10                                         93         93
--------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,969)                                             1,967
--------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--8.3%

AEROSPACE & DEFENSE--0.1%
Boeing Co. 8.750% due 9/15/31                               100        134

AUTOMOBILE MANUFACTURERS--0.2%
DaimlerChrysler NA Holding Corp.
  5.875% due 3/15/11                                        150        151


                       See Notes to Financial Statements

                         PHOENIX INSIGHT BALANCED FUND


                                                          PAR
                                                         VALUE      VALUE
                                                         (000)      (000)
                                                        -------    -------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.3%
Caterpillar, Inc.
  7.300% due 5/1/31                                     $   200    $   226

CONSTRUCTION MATERIALS--0.3%
CRH America, Inc.
  5.625% due 9/30/11                                        300        298

CONSUMER FINANCE--1.2%
Associates Corp. NA
  6.950% due 11/1/18                                         60         65
Boeing Capital Corp.
  7.375% due 9/27/10                                        180        191
Capital One Bank
  4.250% due 12/1/08                                        160        157
  5.000% due 6/15/09                                        125        124
HSBC Finance Corp.
  5.250% due 1/14/11                                        350        346
John Deere Capital Corp.
  5.100% due 1/15/13                                        150        146
                                                                   -------
                                                                     1,029
                                                                   -------
DEPARTMENT STORES--0.3%
Macy's Retail Holdings, Inc.
  5.350% due 3/15/12                                        300        295

DIVERSIFIED BANKS--0.3%
Bank of America Corp.
  6.250% due 4/15/12                                        220        226

ELECTRIC UTILITIES--0.7%
Consolidated Edison Co. of New York
  5.700% due 2/1/34                                          50         46
FPL Group Capital, Inc.
  5.625% due 9/1/11                                         300        300
PECO Energy Co.
  3.500% due 5/1/08                                         200        197
Virginia Electric & Power Co. Series A
  4.750% due 3/1/13                                         100         95
                                                                   -------
                                                                       638
                                                                   -------
HOUSEHOLD PRODUCTS--0.2%
Procter & Gamble Co. ESOP Series A
  9.360% due 1/1/21                                         145        176

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
Constellation Energy Group, Inc.
  7.600% due 4/1/32                                         150        165

INTEGRATED OIL & GAS--0.2%
ConocoPhillips Holding Co.
  6.950% due 4/15/29                                        165        180

INTEGRATED TELECOMMUNICATION SERVICES--0.5%
BellSouth Corp. 6.000% due 11/15/34                         235        220
Verizon Global Funding Corp.
  7.250% due 12/1/10                                        200        211
  7.750% due 12/1/30                                         30         33
                                                                   -------
                                                                       464
                                                                   -------


                                                          PAR
                                                         VALUE      VALUE
                                                         (000)      (000)
                                                        -------    -------
INVESTMENT BANKING & BROKERAGE--0.7%
Lehman Brothers Holdings, Inc.
  7.000% due 2/1/08                                     $    40    $    40
  4.250% due 1/27/10                                        255        249
  5.750% due 1/3/17                                         200        194
Merrill Lynch & Co., Inc.
  5.770% due 7/25/11                                        100        101
                                                                   -------
                                                                       584
                                                                   -------
MANAGED HEALTH CARE--0.6%
UnitedHealth Group, Inc.
  5.800% due 3/15/36                                        200        184
Wellpoint, Inc.
  6.375% due 6/15/37                                        320        316
                                                                   -------
                                                                       500
                                                                   -------
OFFICE REITS--0.3%
Duke Realty LP
  5.950% due 2/15/17                                        300        299

OIL & GAS EXPLORATION & PRODUCTION--0.3%
DCP Midstream LP
  7.875% due 8/16/10                                        150        159
Devon Energy Corp.
  7.950% due 4/15/32                                        125        147
                                                                   -------
                                                                       306
                                                                   -------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.6%
Citigroup, Inc.
  5.850% due 7/2/13                                         125        126
General Electric Capital Corp.
  4.875% due 3/4/15                                          75         71
JPMorgan Chase & Co.
  3.800% due 10/2/09                                        325        315
                                                                   -------
                                                                       512
                                                                   -------
PACKAGED FOODS & MEATS--0.2%
Kellogg Co. Series B
  6.600% due 4/1/11                                         200        207

PHARMACEUTICALS--0.2%
Schering-Plough Corp.
  6.750% due 12/1/33                                        150        161

PROPERTY & CASUALTY INSURANCE--0.4%
St. Paul Travelers Cos., Inc. (The)
  5.500% due 12/1/15                                        325        316

RAILROADS--0.1%
CSX Corp.
  6.750% due 3/15/11                                         50         52

RETAIL REITS--0.0%
Simon Property Group LP
  5.375% due 8/28/08                                         35         35

SPECIALIZED FINANCE--0.1%
CIT Group, Inc.
  5.000% due 2/13/14                                         55         52

SPECIALIZED REITS--0.3%
Health Care Property Investors, Inc.
  6.000% due 1/30/17                                        300        294
--------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $7,438)                                             7,300
--------------------------------------------------------------------------


                                                          PAR
                                                         VALUE      VALUE
                                                         (000)      (000)
                                                        -------    -------
NON-AGENCY MORTGAGE-BACKED SECURITIES--8.7%
Adjustable Rate Mortgage Trust 05-11, 2A42
  5.342% due 2/25/36(c)                                 $   560    $   558
Bear Stearns Commercial Mortgage
  Securities, Inc. 05-T18, A4
  4.933% due 2/13/42(c)                                     275        260
Bear Stearns Commercial Mortgage
  Securities, Inc. 06-T22, A4
  5.633% due 4/12/38(c)                                     195        192
Bear Stearns Commercial Mortgage
  Securities, Inc. 07-PW15, A2
  5.205% due 2/11/44                                        190        186
Bear Stearns Commercial Mortgage
  Securities, Inc. 06-PW14, A4
  5.201% due 12/1/38                                        165        157
Citigroup-Deutsche Bank Commercial
  Mortgage Trust 05-CD1, A4
  5.400% due 7/15/44(c)                                     120        116
Citigroup-Deutsche Bank Commercial
  Mortgage Trust 07-CD4, A3
  5.293% due 12/11/49                                       320        311
Citigroup-Deutsche Bank Commercial
  Mortgage Trust 06-CD3, A2
  5.560% due 10/15/48                                       305        304
Countrywide Home Loans Series 03-J6, 1A1
  5.500% due 8/25/33                                        235        226
GMAC Mortgage Corp. Loan Trust 05-AR3, 3A3
  4.847% due 6/19/35(c)                                     167        165
Greenwich Capital Commercial Funding 07-GG9, A2
  5.381% due 3/10/39                                        230        227
JPMorgan Chase Commercial Mortgage Securities
  07-CB18, A4
  5.440% due 6/12/47                                        350        338
JPMorgan Chase Commercial Mortgage Securities
  Corp. 06-LDP9, A3
  5.336% due 5/15/47                                        170        163
Lehman Brothers-UBS Commercial Mortgage Trust
  06-C3, A4
  5.661% due 3/15/39(c)                                     330        326
Lehman Brothers-UBS Commercial Mortgage Trust
  05-C2, A2
  4.821% due 4/15/30                                        221        218
Lehman Brothers-UBS Commercial Mortgage Trust
  05-C5, A3
  4.964% due 9/15/30                                        440        428
Lehman Brothers-UBS Commercial Mortgage Trust
  07-C1, A4
  5.424% due 2/15/40                                        320        309


                       See Notes to Financial Statements

                         PHOENIX INSIGHT BALANCED FUND


                                                          PAR
                                                         VALUE      VALUE
                                                         (000)      (000)
                                                        -------    -------
MASTR Adjustable Rate Mortgages Trust 05-8, 3A1
  6.000% due 12/25/35(c)                                $   559    $   556
MASTR Alternative Loans Trust 04-13, 12A1
  5.500% due 12/25/19                                       212        207
MASTR Alternative Loans Trust Series 04-13, 8A1
  5.500% due 1/25/25                                        135        131
MASTR Asset Securitization Trust 03-7, 4A33
  5.250% due 9/25/33                                        200        190
Morgan Stanley Mortgage Loan Trust 06-7, 5A2
  5.962% due 6/25/36(c)                                     295        294
Residential Funding Mortgage Securities II, Inc.
  01-HS2, A5
  7.420% due 4/25/31(c)                                     104        103
Structured Asset Securities Corp. 03-34A, 6A
  5.115% due 11/25/33(c)                                    185        182
Structured Asset Securities Corp. 04-5H, A2
  4.430% due 12/25/33                                       124        123
Structured Asset Securities Corp. 05-15, 4A1
  6.000% due 8/25/35                                        220        217
Structured Asset Securities Corp. 05-2XS, 2A2
  5.150% due 2/25/35(c)                                     123        123
Structured Assets Securities Corp. 98-RF3, A
  (Interest Only) 144A
  6.100% due 6/15/28(b) (c) (f)                              74          6
Washington Mutual Alternative Mortgage
  Pass-Through Certificates 05-4, CB7
  5.500% due 6/25/35                                        310        299
Washington Mutual Alternative Mortgage
  Pass-Through Certificates 05-6, 2A7
  5.500% due 8/25/35                                        320        317
Washington Mutual, Inc. 02-S8, 2A7
  5.250% due 1/25/18                                        262        255
Wells Fargo Mortgage-Backed Securities Series
  05-AR4, B1
  4.564% due 4/25/35(c)                                     206        199
--------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $7,898)                                             7,686
--------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--0.9%

FRANCE--0.1%
France Telecom SA
  7.750% due 3/1/11                                         100        107

SPAIN--0.4%
Telefonica Emisiones S.A.U.
  5.855% due 2/4/13                                         320        319

UNITED KINGDOM--0.4%
Diageo Capital plc
  4.375% due 5/3/10                                         200        194


                                                          PAR
                                                         VALUE      VALUE
                                                         (000)      (000)
                                                        -------    -------
UNITED KINGDOM--CONTINUED
Royal Bank of Scotland Group plc
  5.000% due 10/1/14                                    $   200    $   192
                                                                   -------
                                                                       386
                                                                   -------
--------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $829)                                                 812
--------------------------------------------------------------------------


                                                        SHARES
                                                       --------
DOMESTIC COMMON STOCKS--59.8%
AEROSPACE & DEFENSE--1.8%
Lockheed Martin Corp.                                     9,950        937
Northrop Grumman Corp.                                    2,800        218
Precision Castparts Corp.                                 1,700        206
Rockwell Collins, Inc.                                    3,500        247
                                                                   -------
                                                                     1,608
                                                                   -------
AIRLINES--0.3%
Continental Airlines, Inc. Class B(e)                     7,300        247

APPAREL RETAIL--0.2%
American Eagle Outfitters, Inc.                           6,225        160

APPAREL, ACCESSORIES & LUXURY GOODS--0.5%
Perry Ellis International, Inc.(e)                        5,850        188
VF Corp.                                                  2,400        220
                                                                   -------
                                                                       408
                                                                   -------
APPLICATION SOFTWARE--0.4%
Autodesk, Inc.(e)                                         2,000         94
BEA Systems, Inc.(e)                                     16,800        230
                                                                   -------
                                                                       324
                                                                   -------
ASSET MANAGEMENT & CUSTODY BANKS--0.9%
Affiliated Managers Group, Inc.(e)                        2,950        380
Northern Trust Corp.                                      6,250        401
                                                                   -------
                                                                       781
                                                                   -------
AUTO PARTS & EQUIPMENT--0.3%
Aftermarket Technology Corp.(e)                          10,000        297

AUTOMOTIVE RETAIL--0.2%
AutoNation, Inc.(e)                                       7,200        162

BIOTECHNOLOGY--0.2%
Gilead Sciences, Inc.(e)                                  5,500        213

BROADCASTING & CABLE TV--0.8%
CBS Corp. Class B                                        15,000        500
Sinclair Broadcast Group, Inc. Class A                   16,700        237
                                                                   -------
                                                                       737
                                                                   -------
COMMODITY CHEMICALS--2.2%
Celanese Corp. Series A                                  19,400        753
Lyondell Chemical Co.                                    27,000      1,002
Spartech Corp.                                            7,950        211
                                                                   -------
                                                                     1,966
                                                                   -------


                                                                    VALUE
                                                        SHARES      (000)
                                                       --------    -------
COMMUNICATIONS EQUIPMENT--1.3%
Cisco Systems, Inc.(e)                                   35,700    $   994
InterDigital Communications Corp.(e)                      5,900        190
                                                                   -------
                                                                     1,184
                                                                   -------
COMPUTER HARDWARE--2.7%
Apple, Inc.(e)                                            2,950        360
Dell, Inc.(e)                                             4,400        125
Hewlett-Packard Co.                                      32,400      1,446
International Business Machines Corp.                     4,350        458
                                                                   -------
                                                                     2,389
                                                                   -------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.4%
PACCAR, Inc.                                              4,300        374

CONSUMER FINANCE--0.2%
Advance America Cash Advance Centers, Inc.               10,300        183

DATA PROCESSING & OUTSOURCED SERVICES--0.9%
Convergys Corp.(e)                                        4,000         97
Electronic Data Systems Corp.                             7,550        210
MasterCard, Inc. Class A                                  3,100        514
                                                                   -------
                                                                       821
                                                                   -------
DEPARTMENT STORES--1.6%
Kohl's Corp.(e)                                           5,450        387
Macy's, Inc.                                             16,650        662
Penney (J.C.) Co., Inc.                                   5,150        373
                                                                   -------
                                                                     1,422
                                                                   -------
DIVERSIFIED BANKS--0.4%
Intervest Bancshares Corp.                                2,000         56
Wachovia Corp.                                            6,200        318
                                                                   -------
                                                                       374
                                                                   -------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.4%
Corrections Corp. of America(e)                           4,275        270
Equifax, Inc.                                             2,800        124
                                                                   -------
                                                                       394
                                                                   -------
DIVERSIFIED METALS & MINING--1.5%
Freeport-McMoRan Copper & Gold, Inc.
  Class B (Indonesia)(d)                                 15,642      1,295

ELECTRIC UTILITIES--0.3%
El Paso Electric Co.(e)                                   4,600        113
FPL Group, Inc.                                           2,200        125
                                                                   -------
                                                                       238
                                                                   -------
ELECTRONIC MANUFACTURING SERVICES--0.1%
Methode Electronics, Inc.                                 6,000         94

ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Allied Waste Industries, Inc.(e)                         20,400        275

FOOD RETAIL--1.2%
Kroger Co. (The)                                          3,400         95
Safeway, Inc.                                            15,900        541

                       See Notes to Financial Statements

                         PHOENIX INSIGHT BALANCED FUND


                                                                    VALUE
                                                        SHARES      (000)
                                                       --------    -------
FOOD RETAIL--CONTINUED
SUPERVALU, Inc.                                           9,300    $   431
                                                                   -------
                                                                     1,067
                                                                   -------
FOOTWEAR--0.2%
Wolverine World Wide, Inc.                                6,500        180

GAS UTILITIES--1.2%
AGL Resources, Inc.                                       3,815        155
Northwest Natural Gas Co.                                 3,100        143
ONEOK, Inc.                                              14,400        726
                                                                   -------
                                                                     1,024
                                                                   -------
GENERAL MERCHANDISE STORES--0.3%
Big Lots, Inc.(e)                                         8,700        256

HEALTH CARE DISTRIBUTORS--0.6%
AmerisourceBergen Corp.                                   7,900        391
McKesson Corp.                                            2,700        161
                                                                   -------
                                                                       552
                                                                   -------
HEALTH CARE EQUIPMENT--0.6%
Baxter International, Inc.                                9,800        552

HEALTH CARE SERVICES--0.7%
Alliance Imaging, Inc.(e)                                19,500        183
Apria Healthcare Group, Inc.(e)                           8,400        242
Laboratory Corp. of America Holdings(e)                   2,300        180
                                                                   -------
                                                                       605
                                                                   -------
HOUSEHOLD PRODUCTS--0.8%
Colgate-Palmolive Co.                                     8,800        571
Energizer Holdings, Inc.(e)                               1,300        129
                                                                   -------
                                                                       700
                                                                   -------
HUMAN RESOURCES & EMPLOYMENT SERVICES--0.3%
Manpower, Inc.                                            2,900        267

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.4%
AES Corp. (The)(e)                                        4,750        104
NRG Energy, Inc.(e)                                       5,300        220
                                                                   -------
                                                                       324
                                                                   -------
INDUSTRIAL CONGLOMERATES--1.0%
General Electric Co.                                     15,740        602
Tredegar Corp.                                           12,000        256
                                                                   -------
                                                                       858
                                                                   -------
INTEGRATED OIL & GAS--3.5%
ConocoPhillips                                            7,159        562
Exxon Mobil Corp.                                        16,540      1,388
Marathon Oil Corp.                                       19,200      1,151
                                                                   -------
                                                                     3,101
                                                                   -------
INTEGRATED TELECOMMUNICATION SERVICES--3.0%
AT&T, Inc.                                               26,312      1,092
Cincinnati Bell, Inc.(e)                                 33,900        196
Citizens Communications Co.                              16,300        249
Embarq Corp.                                             14,900        944


                                                                    VALUE
                                                        SHARES      (000)
                                                       --------    -------
INTEGRATED TELECOMMUNICATION SERVICES--CONTINUED
General Communication, Inc. Class A(e)                   13,600    $   174
                                                                   -------
                                                                     2,655
                                                                   -------
INVESTMENT BANKING & BROKERAGE--1.4%
Charles Schwab Corp. (The)                               15,870        326
Goldman Sachs Group, Inc. (The)                           4,200        910
                                                                   -------
                                                                     1,236
                                                                   -------
IT CONSULTING & OTHER SERVICES--0.4%
Gartner, Inc. Class A(e)                                  5,200        128
SYKES Enterprises, Inc.(e)                               13,950        265
                                                                   -------
                                                                       393
                                                                   -------
LEISURE PRODUCTS--0.2%
Mattel, Inc.                                              5,600        142

LIFE & HEALTH INSURANCE--0.9%
MetLife, Inc.                                            12,100        780

LIFE SCIENCES TOOLS & SERVICES--0.1%
Waters Corp.(e)                                           1,750        104

MANAGED HEALTH CARE--1.9%
Aetna, Inc.                                               2,000         99
CIGNA Corp.                                               7,700        402
UnitedHealth Group, Inc.                                  1,924         99
WellCare Health Plans, Inc.(e)                           11,550      1,045
                                                                   -------
                                                                     1,645
                                                                   -------
MOVIES & ENTERTAINMENT--0.7%
Marvel Entertainment, Inc.(e)                             7,000        178
Walt Disney Co. (The)                                    12,500        427
                                                                   -------
                                                                       605
                                                                   -------
MULTI-LINE INSURANCE--0.9%
Assurant, Inc.                                           10,400        613
Genworth Financial, Inc. Class A                          4,700        161
                                                                   -------
                                                                       774
                                                                   -------
MULTI-UTILITIES--0.9%
PG&E Corp.                                                6,900        313
Sempra Energy                                             2,400        142
Xcel Energy, Inc.                                        16,000        327
                                                                   -------
                                                                       782
                                                                   -------
OFFICE REITS--0.2%
PS Business Parks, Inc.                                   2,100        133

OFFICE SERVICES & SUPPLIES--0.1%
Knoll, Inc.                                               5,500        123

OIL & GAS DRILLING--0.5%
Grey Wolf, Inc.(e)                                       22,600        186
Parker Drilling Co.(e)                                   20,700        218
                                                                   -------
                                                                       404
                                                                   -------
OIL & GAS EQUIPMENT & SERVICES--0.5%
Global Industries Ltd.(e)                                 6,900        185
National Oilwell Varco, Inc.(e)                           2,100        219
                                                                   -------
                                                                       404
                                                                   -------


                                                                    VALUE
                                                        SHARES      (000)
                                                       --------    -------
OIL & GAS EXPLORATION & PRODUCTION--0.1%
Swift Energy Co.(e)                                       1,700    $    73

OIL & GAS REFINING & MARKETING--1.5%
Tesoro Corp.                                             11,100        634
Valero Energy Corp.                                       9,750        720
                                                                   -------
                                                                     1,354
                                                                   -------
OIL & GAS STORAGE & TRANSPORTATION--0.1%
General Maritime Corp.                                    3,595         96

OTHER DIVERSIFIED FINANCIAL SERVICES--2.2%
Bank of America Corp.                                    11,500        562
Citigroup, Inc.                                          17,600        903
JPMorgan Chase & Co.                                      9,100        441
                                                                   -------
                                                                     1,906
                                                                   -------
PACKAGED FOODS & MEATS--0.2%
Campbell Soup Co.                                         5,050        196

PAPER PACKAGING--0.3%
Rock-Tenn Co. Class A                                     8,500        270

PAPER PRODUCTS--0.4%
Buckeye Technologies, Inc.(e)                            20,550        318

PERSONAL PRODUCTS--0.2%
Prestige Brands Holdings, Inc.(e)                        15,800        205

PHARMACEUTICALS--3.3%
King Pharmaceuticals, Inc.(e)                            43,750        895
Merck & Co., Inc.                                        16,750        834
Mylan Laboratories, Inc.                                 13,950        254
Pfizer, Inc.                                             31,450        804
Schering-Plough Corp.                                     4,700        143
                                                                   -------
                                                                     2,930
                                                                   -------
PROPERTY & CASUALTY INSURANCE--1.5%
American Physicians Capital, Inc.(e)                      3,900        158
Berkley (W.R.) Corp.                                     24,300        791
LandAmerica Financial Group, Inc.                         1,980        191
Safety Insurance Group, Inc.                              2,200         91
SeaBright Insurance Holdings, Inc.(e)                     4,300         75
                                                                   -------
                                                                     1,306
                                                                   -------
PUBLISHING--0.3%
Belo Corp. Class A                                       11,350        234

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.2%
CB Richard Ellis Group, Inc. Class A(e)                   4,650        170

REGIONAL BANKS--0.7%
Chemical Financial Corp.                                  5,100        132
City Holding Co.                                          3,350        128
First Regional Bancorp(e)                                 1,400         36
Nara Bancorp, Inc.                                        8,402        134
United Bankshares, Inc.                                   7,047        224
                                                                   -------
                                                                       654
                                                                   -------
RESTAURANTS--0.2%
Yum! Brands, Inc.                                         4,480        147

                       See Notes to Financial Statements

                         PHOENIX INSIGHT BALANCED FUND


                                                                    VALUE
                                                        SHARES      (000)
                                                       --------    -------
RETAIL REITS--0.1%
Pennsylvania Real Estate Investment Trust                 1,900    $    84

SEMICONDUCTOR EQUIPMENT--1.3%
Applied Materials, Inc.                                  23,450        466
Lam Research Corp.(e)                                     7,600        391
Novellus Systems, Inc.(e)                                 2,850         81
Photronics, Inc.(e)                                       6,300         94
Teradyne, Inc.(e)                                         6,050        106
                                                                   -------
                                                                     1,138
                                                                   -------
SEMICONDUCTORS--0.7%
AMIS Holdings, Inc.(e)                                   20,100        252
Intel Corp.                                              10,870        258
NVIDIA Corp.(e)                                           2,200         91
                                                                   -------
                                                                       601
                                                                   -------
SOFT DRINKS--0.3%
Pepsi Bottling Group, Inc. (The)                          8,850        298

SPECIALIZED REITS--0.4%
Ashford Hospitality Trust, Inc.                          13,850        163
FelCor Lodging Trust, Inc.                                7,500        195
                                                                   -------
                                                                       358
                                                                   -------
SPECIALTY CHEMICALS--0.2%
Rockwood Holdings, Inc.(e)                                5,650        206

STEEL--0.5%
United States Steel Corp.                                 4,200        457

SYSTEMS SOFTWARE--1.6%
Microsoft Corp.                                          15,440        455
Oracle Corp.(e)                                          47,030        927
                                                                   -------
                                                                     1,382
                                                                   -------
TECHNOLOGY DISTRIBUTORS--0.9%
Agilysys, Inc.                                            8,197        184
Arrow Electronics, Inc.(e)                                5,200        200
Avnet, Inc.(e)                                           11,000        436
                                                                   -------
                                                                       820
                                                                   -------


                                                                    VALUE
                                                        SHARES      (000)
                                                       --------    -------
THRIFTS & MORTGAGE FINANCE--0.1%
Webster Financial Corp.                                   2,360    $   101

TIRES & RUBBER--0.4%
Goodyear Tire & Rubber Co. (The)(e)                       9,500        330

TOBACCO--1.0%
Loews Corp. - Carolina Group                             10,400        804
UST, Inc.                                                 2,300        123
                                                                   -------
                                                                       927
                                                                   -------
TRUCKING--0.2%
Dollar Thrifty Automotive Group, Inc.(e)                  4,630        189

WIRELESS TELECOMMUNICATION SERVICES--0.5%
Sprint Nextel Corp.                                      17,800        369
Syniverse Holdings, Inc.(e)                               5,200         67
                                                                   -------
                                                                       436
--------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $43,276)                                           52,798
--------------------------------------------------------------------------

FOREIGN COMMON STOCKS(d)--3.6%

AUTOMOBILE MANUFACTURERS--0.2%
Honda Motor Co. Ltd. Sponsored ADR (Japan)                5,800        211

IT CONSULTING & OTHER SERVICES--0.8%
Accenture Ltd. Class A (United States)                   16,400        703

PACKAGED FOODS & MEATS--1.1%
Unilever N.V. NY Registered Shares (Netherlands)         30,800        956

PHARMACEUTICALS--0.6%
AstraZeneca plc Sponsored ADR (United Kingdom)            9,300        497

PROPERTY & CASUALTY INSURANCE--0.1%
United America Indemnity Ltd. Class A
  (United States)(e)                                      5,000        124


                                                                    VALUE
                                                        SHARES      (000)
                                                       --------    -------
REINSURANCE--0.8%
Arch Capital Group Ltd. (United States)(e)                6,600    $   479
Platinum Underwriters Holdings Ltd.
  (United States)                                         5,500        191
                                                                   -------
                                                                       670
--------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,866)                                             3,161
--------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.7%
(IDENTIFIED COST $78,947)                                           88,045
--------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--1.8%

MONEY MARKET MUTUAL FUNDS--1.8%
AIM Short-Term Investments
  Liquid Assets Portfolio
  (seven-day effective yield 5.24%)                   1,252,947      1,253
Goldman Sachs Financial Square
  Funds--Money Market Fund
  (seven-day effective yield 5.19%)                     359,966        360
--------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,613)                                             1,613
--------------------------------------------------------------------------
TOTAL INVESTMENTS--101.5%
(IDENTIFIED COST $80,560)                                           89,658(a)

Other assets and liabilities, net--(1.5)%                           (1,329)
                                                                   -------
NET ASSETS--100.0%                                                 $88,329
                                                                   =======


(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $10,441 and gross depreciation of $1,367 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $80,584.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to a value of $6 (reported in 000's) or 0% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(e)  Non-income producing.
(f) Illiquid and restricted security. At June 30, 2007, this security amounted to a value of $6 (reported in 000's) or 0% of net assets. For acquisition information, see Note 6, "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(g)  The par value is less than $1,000.
(h)  Amount is less than $1,000.

                       See Notes to Financial Statements

                        PHOENIX INSIGHT CORE EQUITY FUND


--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)                                         6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

             [GRAPH OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

            Financials                                              23%
            Information Technology                                  17
            Health Care                                             11
            Consumer Staples                                        10
            Consumer Discretionary                                   9
            Utilities                                                8
            Energy                                                   7
            Other (includes short-term investments)                 15


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)


                                                                   VALUE
                                                        SHARES     (000)
                                                       --------   --------
DOMESTIC COMMON STOCKS--91.4%
AEROSPACE & DEFENSE--3.8%
Boeing Co. (The)                                         24,200   $  2,327
General Dynamics Corp.                                   46,700      3,653
                                                                  --------
                                                                     5,980
                                                                  --------
APPLICATION SOFTWARE--1.6%
Cadence Design Systems, Inc.(b)                         117,050      2,570

ASSET MANAGEMENT & CUSTODY BANKS--1.3%
Franklin Resources, Inc.                                  6,000        795
SEI Investments Co.                                      40,800      1,185
                                                                  --------
                                                                     1,980
                                                                  --------
BIOTECHNOLOGY--1.2%
Gilead Sciences, Inc.(b)                                 49,000      1,900

BROADCASTING & CABLE TV--1.7%
CBS Corp. Class B                                        34,000      1,133
Comcast Corp. Class A(b)                                 57,550      1,618
                                                                  --------
                                                                     2,751
                                                                  --------
COMMUNICATIONS EQUIPMENT--1.3%
Cisco Systems, Inc.(b)                                   71,700      1,997

COMPUTER HARDWARE--3.8%
Apple, Inc.(b)                                            9,400      1,147
Hewlett-Packard Co.                                     109,950      4,906
                                                                  --------
                                                                     6,053
                                                                  --------
COMPUTER STORAGE & PERIPHERALS--1.9%
QLogic Corp.(b)                                         150,200      2,501
Western Digital Corp.(b)                                 26,400        511
                                                                  --------
                                                                     3,012
                                                                  --------
DEPARTMENT STORES--3.7%
Kohl's Corp.(b)                                          20,800      1,478
Macy's, Inc.                                            107,300      4,268
                                                                  --------
                                                                     5,746
                                                                  --------


                                                                   VALUE
                                                        SHARES     (000)
                                                       --------   --------
DIVERSIFIED BANKS--6.2%
U.S. Bancorp                                            133,400   $  4,395
Wachovia Corp.                                           18,050        925
Wells Fargo & Co.                                       126,800      4,460
                                                                  --------
                                                                     9,780
                                                                  --------
DIVERSIFIED METALS & MINING--0.7%
Freeport-McMoRan Copper & Gold, Inc.
  Class B (Indonesia)(c)                                 13,536      1,121

ELECTRIC UTILITIES--4.4%
FirstEnergy Corp.                                        57,300      3,709
FPL Group, Inc.                                          57,800      3,280
                                                                  --------
                                                                     6,989
                                                                  --------
FERTILIZERS & AGRICULTURAL CHEMICALS--1.1%
Monsanto Co.                                             26,500      1,790

FOOD RETAIL--3.4%
Kroger Co. (The)                                        192,050      5,402

HEALTH CARE DISTRIBUTORS--1.5%
McKesson Corp.                                           40,400      2,409

HEALTH CARE EQUIPMENT--2.7%
Stryker Corp.                                            66,500      4,196

HEALTH CARE TECHNOLOGY--0.5%
Cerner Corp.(b)                                          13,500        749

HOUSEHOLD PRODUCTS--2.1%
Kimberly-Clark Corp.                                     33,500      2,241
Procter & Gamble Co. (The)                               16,340      1,000
                                                                  --------
                                                                     3,241
                                                                  --------
HYPERMARKETS & SUPER CENTERS--1.4%
Costco Wholesale Corp.                                   38,500      2,253

INDUSTRIAL CONGLOMERATES--1.1%
General Electric Co.                                     46,452      1,778

INDUSTRIAL GASES--0.8%
Praxair, Inc.                                            17,200      1,238


                                                                   VALUE
                                                        SHARES     (000)
                                                       --------   --------
INDUSTRIAL MACHINERY--1.4%
Danaher Corp.                                            28,400    $ 2,144

INTEGRATED OIL & GAS--5.9%
Chevron Corp.                                            10,900        918
Exxon Mobil Corp.                                        81,690      6,852
Marathon Oil Corp.                                       25,750      1,544
                                                                  --------
                                                                     9,314
                                                                  --------
INTEGRATED TELECOMMUNICATION SERVICES--4.5%
AT&T, Inc.                                              168,980      7,013

LIFE & HEALTH INSURANCE--5.0%
MetLife, Inc.                                            65,450      4,220
Nationwide Financial Services, Inc. Class A              56,500      3,572
                                                                  --------
                                                                     7,792
                                                                  --------
MANAGED HEALTH CARE--1.3%
CIGNA Corp.                                              22,500      1,175
WellPoint, Inc.(b)                                       10,100        806
                                                                  --------
                                                                     1,981
                                                                  --------
MOVIES & ENTERTAINMENT--1.3%
Walt Disney Co. (The)                                    59,000      2,014

MULTI-LINE INSURANCE--1.5%
American Financial Group, Inc.                           21,750        743
Genworth Financial, Inc. Class A                         45,800      1,575
                                                                  --------
                                                                     2,318
                                                                  --------
MULTI-UTILITIES--3.7%
Dominion Resources, Inc.                                 36,100      3,116
PG&E Corp.                                               36,500      1,653
Xcel Energy, Inc.                                        54,250      1,111
                                                                  --------
                                                                     5,880
                                                                  --------
OIL & GAS REFINING & MARKETING--0.8%
Valero Energy Corp.                                      17,100      1,263

                       See Notes to Financial Statements

                        PHOENIX INSIGHT CORE EQUITY FUND


                                                                   VALUE
                                                        SHARES     (000)
                                                       --------   --------
OTHER DIVERSIFIED FINANCIAL SERVICES--6.5%
Bank of America Corp.                                   109,550   $  5,356
Citigroup, Inc.                                          13,700        703
JPMorgan Chase & Co.                                     84,300      4,084
                                                                  --------
                                                                    10,143
                                                                  --------
PACKAGED FOODS & MEATS--2.9%
General Mills, Inc.                                      78,600      4,592

PHARMACEUTICALS--3.1%
King Pharmaceuticals, Inc.(b)                           119,400      2,443
Merck & Co., Inc.                                        29,800      1,484
Watson Pharmaceuticals, Inc.(b)                          28,800        937
                                                                  --------
                                                                     4,864
                                                                  --------
PROPERTY & CASUALTY INSURANCE--0.6%
Berkley (W.R.) Corp.                                     28,500        927

PUBLISHING--0.8%
McGraw-Hill Cos., Inc. (The)                             19,200      1,307

SEMICONDUCTOR EQUIPMENT--3.3%
KLA-Tencor Corp.                                         14,700        808
Lam Research Corp.(b)                                    18,400        946
Novellus Systems, Inc.(b)                               118,600      3,364
                                                                  --------
                                                                     5,118
                                                                  --------
SEMICONDUCTORS--1.5%
NVIDIA Corp.(b)                                          56,500      2,334

THRIFTS & MORTGAGE FINANCE--1.1%
Washington Mutual, Inc.                                  39,200      1,672
--------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $120,170)                                         143,611
--------------------------------------------------------------------------


                                                                   VALUE
                                                        SHARES     (000)
                                                       --------   --------
FOREIGN COMMON STOCKS(c)--7.0%

AUTOMOBILE MANUFACTURERS--1.5%
Toyota Motor Corp. Sponsored ADR (Japan)                 19,600   $  2,467

IT CONSULTING & OTHER SERVICES--3.1%
Accenture Ltd. Class A (United States)                  112,500      4,825

PHARMACEUTICALS--1.6%
Novartis AG ADR (Switzerland)                            45,200      2,535

REINSURANCE--0.8%
Arch Capital Group Ltd. (United States)(b)               17,600      1,277
--------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
IDENTIFIED COST $10,439)                                            11,104
--------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $130,609)                                         154,715
--------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--1.5%

MONEY MARKET MUTUAL FUNDS--1.5%
AIM Short-Term Investments
  Liquid Assets Portfolio
  (seven-day effective yield 5.24%)                   1,528,794      1,529
Dreyfus Cash Management Plus, Inc.
  (seven-day effective yield 5.18%)                          15         --(d)
Goldman Sachs Financial Square
  Funds--Money Market Fund
  (seven-day effective yield 5.19%)                     801,292        801
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,330)                                             2,330
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $132,939)                                         157,045(a)

Other assets and liabilities, net--0.1%                                120
                                                                  --------
NET ASSETS--100.0%                                                $157,165
                                                                  ========






(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $25,581 and gross depreciation of $1,661 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $133,125.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d)  Amount is less than $1,000.

                       See Notes to Financial Statements

                     PHOENIX INSIGHT EMERGING MARKETS FUND


--------------------------------------------------------------------------------
 COUNTRY WEIGHTINGS (UNAUDITED)                                        6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

             [GRAPH OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

            India                                                   21%
            Brazil                                                  15
            Mexico                                                  13
            South Korea                                             11
            South Africa                                            10
            Indonesia                                                5
            Malaysia                                                 4
            Other (includes short-term investments)                 21


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)


                                                                   VALUE
                                                       SHARES      (000)
                                                     ----------   --------
FOREIGN COMMON STOCKS(d)--88.9%

BRAZIL--15.0%
Banco Bradesco SA
  (Regional Banks)                                       73,428   $  1,856
Banco Daycoval SA
  (Regional Banks)(b)                                    71,500        639
Banco Itau Holding Financieira SA ADR
  (Diversified Banks)                                    67,500      3,000
Cia Vale do Rio Doce ADR
  (Diversified Metals & Mining)                         138,700      6,179
Companhia de Saneamento de Minas Gerais
  (Water Utilities)(b)                                    2,800         42
Itausa Investimentos SA
  (Industrial Conglomerates)                             16,584        103
Itausa Investimentos SA
  (Industrial Conglomerates)                          1,315,370      8,176
Porto Seguro SA (Property
  & Casualty Insurance)                                  90,400      3,468
Souza Cruz SA (Tobacco)                                 218,600      5,271
Tractebel Energia SA (Electric Utilities)               356,100      3,932
                                                                   -------
                                                                    32,666
                                                                   -------
CHILE--1.6%
Banco Santander Chile SA (Diversified Banks)          5,565,200        266
Banco Santander Chile SA ADR (Diversified Banks)         36,800      1,823
Inversiones Aguas Metropolitanas SA 144A
  (Water Utilities)(c)                                   55,900      1,411
                                                                  --------
                                                                     3,500
                                                                  --------
CHINA--0.6%
China Mobile Ltd. (Wireless Telecommunication
  Services)                                             117,400      1,260

EGYPT--1.6%
MobiNil (Wireless Telecommunication Services)           110,533      3,492


                                                                   VALUE
                                                       SHARES      (000)
                                                     ----------   --------
HONG KONG--1.2%
Hopson Development Holdings Ltd.
  (Real Estate Management & Development)                943,300   $  2,648

INDIA--20.8%
Aditya Birla Nuvo Ltd. (Textiles)                        63,200      2,081
Bajaj Auto Ltd. (Automobile Manufacturers)               14,530        764
Bharat Heavy Electricals Ltd. (Electrical
  Components & Equipment)                                61,500      2,323
Bharti Airtel Ltd. (Integrated Telecommunication
  Services)(b)                                          358,000      7,352
Container Corp. of India Ltd. (Railroads)                29,900      1,715
HDFC Bank Ltd. (Diversified Banks)                      104,550      2,945
HDFC Bank Ltd. ADR (Diversified Banks)                   43,200      3,640
Housing Development Finance Corp.
  (Consumer Finance)                                    188,550      9,420
ICICI Bank Ltd. (Diversified Banks)                      32,700        768
ICICI Bank Ltd. Sponsored ADR
  (Diversified Banks)                                    85,000      4,178
Jammu & Kashmir Bank Ltd. (Regional Banks)              104,472      1,732
MAX India Ltd. (Industrial Conglomerates)(b)            186,000      1,111
Nestle India Ltd. (Packaged Foods & Meats)               81,850      2,332
Reliance Communications Ltd.
  (Integrated Telecommunication Services)(b)            205,999      2,619
Tata Consultancy Services Ltd. (IT Consulting
  & Other Services)                                      78,500      2,217
                                                                  --------
                                                                    45,197
                                                                  --------


                                                                   VALUE
                                                       SHARES      (000)
                                                     ----------   --------
INDONESIA--4.7%
Bank Rakyat Indonesia (Regional Banks)                5,183,500   $  3,299
Telekomunikasi Indonesia Tbk PT
  (Integrated Telecommunication Services)             5,389,200      5,875
Unilever Indonesia Tbk PT (Personal Products)         1,497,000      1,110
                                                                  --------
                                                                    10,284
                                                                  --------
MALAYSIA--4.8%
British American Tobacco Malaysia Berhad (Tobacco)      251,800      3,282
Genting Berhad (Casinos & Gaming)                     1,618,500      3,867
Tanjong plc (Casinos & Gaming)                          590,100      3,299
                                                                  --------
                                                                    10,448
                                                                  --------
MEXICO--12.7%
America Movil S.A.B. de C.V. ADR Series L
  (Wireless Telecommunication Services)                 126,070      7,807
America Movil S.A.B. de C.V. Series L
  (Wireless Telecommunication Services)                 448,811      1,386
Banco Compartamos S.A. de C.V.
  (Regional Banks)(b)                                   376,300      2,351
Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR
  (Soft Drinks)                                          67,550      2,991
Consorcio ARA S.A.B. de C.V. (Homebuilding)             218,500        352
Fomento Economico Mexicano S.A.B. de C.V. ADR
  (Soft Drinks)                                          49,450      1,944
Grupo Modelo S.A.B. de C.V. Series C (Brewers)        1,512,225      8,238


                       See Notes to Financial Statements

                     PHOENIX INSIGHT EMERGING MARKETS FUND


                                                                   VALUE
                                                       SHARES      (000)
                                                     ----------   --------
MEXICO--CONTINUED
Urbi Desarrollos Urbanos S.A. de C.V.
  (Homebuilding)(b)                                     562,000   $  2,588
                                                                  --------
                                                                    27,657
                                                                  --------
SINGAPORE--0.3%
Singapore Airport Terminal Services Ltd.
  (Airport Services)                                    338,000        685

SOUTH AFRICA--9.8%
Massmart Holdings Ltd.
  (General Merchandise Stores)                          233,751      2,855
Medi-Clinic Corp. Ltd. (Health Care Services)           552,001      1,976
Network Healthcare Holdings Ltd.
  (Health Care Services)                              1,485,625      3,033
Remgro Ltd. (Industrial Conglomerates)                  234,550      6,269
SABMiller plc (Brewers)                                 155,875      3,905
Standard Bank Group Ltd. (Diversified Banks)            240,000      3,338
                                                                  --------
                                                                    21,376
                                                                  --------
SOUTH KOREA--10.9%
Daegu Bank (Regional Banks)                             161,430      2,831
Hana Financial Group, Inc. (Regional Banks)              27,617      1,347
Kangwon Land, Inc. (Casinos & Gaming)                    99,270      2,305
Kookmin Bank (Diversified Banks)                         62,220      5,462
KT&G Corp. (Tobacco)                                     38,181      2,686
Lotte Confectionary Co. Ltd.
  (Packaged Foods & Meats)                                1,433      1,908
POSCO (Steel)                                             4,610      2,213
S1 Corp. (Diversified Commercial
  & Professional Services)                               93,830      5,063
                                                                  --------
                                                                    23,815
                                                                  --------
TAIWAN--2.2%
Taiwan Secom Co. Ltd. (Diversified Commercial
  & Professional Services)                              280,000        477
Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)                                    1,972,700      4,256
                                                                  --------
                                                                     4,733
                                                                  --------


                                                                   VALUE
                                                       SHARES      (000)
                                                     ----------   --------
THAILAND--0.7%
Thai Beverage PCL (Brewers)                           9,213,100   $  1,565

TURKEY--0.0%
Akbank T.A.S. (Regional Banks)                                1         --(e)
Haci Omer Sabanci Holding AS
  (Multi-Sector Holdings)                                     3         --(e)
                                                                  --------
                                                                        --
                                                                  --------
UNITED KINGDOM--2.0%
British American Tobacco plc (Tobacco)                  127,613      4,351
--------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $152,349)                                         193,677
--------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--0.9%
Mexico Fund, Inc. (The) (Asset Management
  & Custody Banks)                                       46,350      1,946
--------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $1,888)                                             1,946
--------------------------------------------------------------------------

FOREIGN PROMISSORY NOTES--4.7%

INDIA--4.7%
CLSA Financial Products Ltd. - Bajaj Auto Ltd.
  Strike price 0.000001 Indian Rupee expiration
  6/13/11 (Automobile Manufacturers)(b)                   4,100        214
CLSA Financial Products Ltd. - Bharti Airtel Ltd.
  Strike price .000001 Indian Rupee expiration
  5/31/10 (Broadcasting & Cable TV)(b)                  226,300      4,645
CLSA Financial Products Ltd. - HDFC Bank Ltd.
  Class A Strike Price .000001 Indian Rupee
  expiration 6/28/10 (Diversified Banks)(b)              90,763      2,556
CLSA Financial Products Ltd. - ICICI Bank Ltd.
  Strike price 0.000001 Indian Rupee expiration
  5/10/10 (Diversified Banks)(b)                         69,500      1,631


                                                                   VALUE
                                                       SHARES      (000)
                                                     ----------   --------
INDIA--CONTINUED
CLSA Financial Products Ltd. - MAX India Ltd.
  Strike price 0.000001 Indian Rupee expiration
  7/12/10 (Industrial Conglomerates)(b)                 191,000   $  1,140
--------------------------------------------------------------------------
TOTAL FOREIGN PROMISSORY NOTES
(IDENTIFIED COST $7,834)                                            10,186
--------------------------------------------------------------------------

FOREIGN PREFERRED STOCKS--3.7%

BRAZIL--3.7%
AES Tiete SA Pfd. 9.18% (Electric Utilities)             95,387      3,659
Eletropaulo Metropolitana de Sao Paulo SA
  Series B Pfd. 2.63% (Electric Utilities)           68,780,000      4,527
--------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $5,595)                                             8,186
--------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.2%
(IDENTIFIED COST $167,666)                                         213,995
--------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--0.6%

MONEY MARKET MUTUAL FUNDS--0.2%
BlackRock Liquidity Funds
  TempCash Portfolio
  (seven-day effective yield 5.20%)                     270,259        270
BlackRock Liquidity Funds
  TempFund Portfolio
  (seven-day effective yield 5.20%)                     270,258        270
                                                                  --------
                                                                       540
                                                                  --------


                                                          PAR
                                                         VALUE
                                                         (000)
                                                        -------
COMMERCIAL PAPER(f)--0.4%
AT&T Capital Corp.
  5.390% due 7/2/07                                        $775        775
--------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,315)                                             1,315
--------------------------------------------------------------------------
TOTAL INVESTMENTS--98.8%
(IDENTIFIED COST $168,981)                                         215,310(a)

Other assets and liabilities, net--1.2%                              2,509
                                                                  --------
NET ASSETS--100.0%                                                $217,819
                                                                  ========


(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $46,444 and gross depreciation of $780 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $169,646.
(b)  Non-income producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to a value of $1,411 (reported in 000's) or 0.6% of net assets.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(e)  Amount is less than $1,000.
(f)  The rate shown is the discount rate.


                       See Notes to Financial Statements

                          PHOENIX INSIGHT EQUITY FUND


--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)                                         6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

             [GRAPH OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

            Financials                                              27%
            Energy                                                  17
            Health Care                                              9
            Consumer Staples                                         9
            Materials                                                7
            Utilities                                                7
            Information Technology                                   7
            Other (includes short-term investments)                 17


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)


                                                                   VALUE
                                                        SHARES     (000)
                                                       --------   --------
DOMESTIC COMMON STOCKS--93.5%

AEROSPACE & DEFENSE--1.0%
Lockheed Martin Corp.                                    18,800   $  1,769
Northrop Grumman Corp.                                   16,500      1,285
                                                                  --------
                                                                     3,054
                                                                  --------
ASSET MANAGEMENT & CUSTODY BANKS--1.6%
Northern Trust Corp.                                     79,000      5,075

COMMODITY CHEMICALS--3.5%
Celanese Corp. Series A                                 129,600      5,026
Lyondell Chemical Co.                                   168,700      6,262
                                                                  --------
                                                                    11,288
                                                                  --------
COMMUNICATIONS EQUIPMENT--1.1%
Cisco Systems, Inc.(b)                                  127,500      3,551

COMPUTER HARDWARE--3.7%
Hewlett-Packard Co.                                     261,000     11,646

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.0%
Deere & Co.                                              27,000      3,260
PACCAR, Inc.                                             36,100      3,142
                                                                  --------
                                                                     6,402
                                                                  --------
DEPARTMENT STORES--0.3%
Macy's, Inc.                                             23,600        939

DIVERSIFIED BANKS--4.3%
U.S. Bancorp                                            268,900      8,860
Wachovia Corp.                                           92,621      4,747
                                                                  --------
                                                                    13,607
                                                                  --------
DIVERSIFIED METALS & MINING--1.0%
Freeport-McMoRan Copper & Gold, Inc.
  Class B (Indonesia)(c)                                 37,623      3,116

ELECTRIC UTILITIES--1.2%
FPL Group, Inc.                                          68,500      3,887


                                                                   VALUE
                                                        SHARES     (000)
                                                       --------   --------
FOOD RETAIL--2.9%
Kroger Co. (The)                                        221,300   $  6,225
SUPERVALU, Inc.                                          68,600      3,178
                                                                  --------
                                                                     9,403
                                                                  --------
GAS UTILITIES--2.1%
ONEOK, Inc.                                             135,400      6,826

GENERAL MERCHANDISE STORES--1.1%
Big Lots, Inc.(b)                                       121,300      3,569

HEALTH CARE DISTRIBUTORS--0.7%
AmerisourceBergen Corp.                                  46,100      2,281

HOMEBUILDING--0.3%
NVR, Inc.(b)                                              1,600      1,088

HOUSEHOLD PRODUCTS--1.1%
Colgate-Palmolive Co.                                    54,900      3,560

INDUSTRIAL CONGLOMERATES--0.5%
General Electric Co.                                     42,200      1,615

INTEGRATED OIL & GAS--11.6%
Chevron Corp.                                            41,800      3,521
ConocoPhillips                                           90,210      7,081
Exxon Mobil Corp.                                       181,400     15,216
Marathon Oil Corp.                                      186,000     11,153
                                                                  --------
                                                                    36,971
                                                                  --------
INTEGRATED TELECOMMUNICATION SERVICES--7.0%
AT&T, Inc.                                              343,487     14,255
Embarq Corp.                                            128,300      8,130
                                                                  --------
                                                                    22,385
                                                                  --------
INVESTMENT BANKING & BROKERAGE--3.7%
Goldman Sachs Group, Inc. (The)                          41,700      9,038
Morgan Stanley                                           33,500      2,810
                                                                  --------
                                                                    11,848
                                                                  --------
LIFE & HEALTH INSURANCE--2.3%
MetLife, Inc.                                           115,600      7,454


                                                                   VALUE
                                                        SHARES     (000)
                                                       --------   --------
MANAGED HEALTH CARE--3.4%
CIGNA Corp.                                              62,700   $  3,274
Humana, Inc.(b)                                          55,550      3,384
WellCare Health Plans, Inc.(b)                           45,400      4,109
                                                                  --------
                                                                    10,767
                                                                  --------
MOVIES & ENTERTAINMENT--1.0%
Walt Disney Co. (The)                                    93,600      3,195

MULTI-LINE INSURANCE--2.7%
Assurant, Inc.                                          104,300      6,146
Genworth Financial, Inc. Class A                         68,900      2,370
                                                                  --------
                                                                     8,516
                                                                  --------
MULTI-UTILITIES--3.8%
PG&E Corp.                                              108,400      4,910
Sempra Energy                                            88,800      5,260
Xcel Energy, Inc.                                        99,700      2,041
                                                                  --------
                                                                    12,211
                                                                  --------
OIL & GAS REFINING & MARKETING--5.7%
Tesoro Corp.                                            138,000      7,887
Valero Energy Corp.                                     110,000      8,124
Western Refining, Inc.                                   38,600      2,231
                                                                  --------
                                                                    18,242
                                                                  --------
OTHER DIVERSIFIED FINANCIAL SERVICES--7.5%
Bank of America Corp.                                   173,900      8,502
Citigroup, Inc.                                         145,590      7,467
JPMorgan Chase & Co.                                    165,300      8,009
                                                                  --------
                                                                    23,978
                                                                  --------
PHARMACEUTICALS--4.9%
King Pharmaceuticals, Inc.(b)                           208,500      4,266
Merck & Co., Inc.                                        98,500      4,905
Pfizer, Inc.                                            252,200      6,449
                                                                  --------
                                                                    15,620
                                                                  --------

                       See Notes to Financial Statements

                          PHOENIX INSIGHT EQUITY FUND


                                                                   VALUE
                                                        SHARES     (000)
                                                       --------   --------
PROPERTY & CASUALTY INSURANCE--3.1%
Allstate Corp. (The)                                     56,900   $  3,500
Berkley (W.R.) Corp.                                    124,875      4,063
Chubb Corp. (The)                                        40,500      2,193
                                                                  --------
                                                                     9,756
                                                                  --------
SEMICONDUCTOR EQUIPMENT--0.4%
Lam Research Corp.(b)                                    27,500      1,413

STEEL--2.9%
Nucor Corp.                                              51,700      3,032
United States Steel Corp.                                55,900      6,079
                                                                  --------
                                                                     9,111
                                                                  --------
TECHNOLOGY DISTRIBUTORS--1.9%
Avnet, Inc.(b)                                           37,200      1,475
Ingram Micro, Inc. Class A(b)                           218,100      4,735
                                                                  --------
                                                                     6,210
                                                                  --------
TIRES & RUBBER--1.0%
Goodyear Tire & Rubber Co. (The)(b)                      90,500      3,146

TOBACCO--2.2%
Loews Corp. - Carolina Group                             88,700      6,854
--------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
IDENTIFIED COST $223,924)                                          298,584
--------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--4.6%

PACKAGED FOODS & MEATS--2.4%
Unilever N.V. NY Registered Shares
  (Netherlands)                                         251,200      7,792

PROPERTY & CASUALTY INSURANCE--0.5%
ACE Ltd. (United States)                                 24,600      1,538

REINSURANCE--1.7%
Arch Capital Group Ltd. (United States)(b)               75,400      5,470
--------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $12,811)                                           14,800
--------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.1%
(IDENTIFIED COST $236,735)                                         313,384
--------------------------------------------------------------------------


                                                                   VALUE
                                                        SHARES     (000)
                                                       --------   --------
SHORT-TERM INVESTMENTS--1.8%

MONEY MARKET MUTUAL FUNDS--1.8%
AIM Short-Term Investments Liquid
  Assets Portfolio (seven-day
  effective yield 5.24%)                              3,871,353   $  3,871
Goldman Sachs Financial Square
  Funds--Money Market Fund
  (seven-day effective yield 5.19%)                   1,856,099      1,856
--------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,727)                                             5,727
--------------------------------------------------------------------------
TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $242,462)                                         319,111(a)

Other assets and liabilities, net--0.1%                                449
                                                                  --------
NET ASSETS--100.0%                                                $319,560
                                                                  ========








(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $77,483 and gross depreciation of $885 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $242,513.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

                       See Notes to Financial Statements

                           PHOENIX INSIGHT INDEX FUND


--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)                                         6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

             [GRAPH OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

            Financials                                              20%
            Information Technology                                  15
            Industrials                                             11
            Health Care                                             11
            Energy                                                  10
            Consumer Technology                                     10
            Consumer Staples                                         9
            Other (includes short-term investments)                 14


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)


                                                                    VALUE
                                                        SHARES      (000)
                                                       --------    -------
DOMESTIC COMMON STOCKS--94.6%
ADVERTISING--0.2%
Interpublic Group of Cos., Inc. (The)(b)                  2,300    $    26
Omnicom Group, Inc.                                       1,600         85
                                                                   -------
                                                                       111
                                                                   -------
AEROSPACE & DEFENSE--2.5%
Boeing Co. (The)                                          3,800        365
General Dynamics Corp.                                    1,900        149
Goodrich Corp.                                              500         30
Honeywell International, Inc.                             3,800        214
L-3 Communications Holdings, Inc.                           600         58
Lockheed Martin Corp.                                     1,700        160
Northrop Grumman Corp.                                    1,700        132
Precision Castparts Corp.                                   700         85
Raytheon Co.                                              2,100        113
Rockwell Collins, Inc.                                      800         57
United Technologies Corp.                                 4,800        341
                                                                   -------
                                                                     1,704
                                                                   -------
AGRICULTURAL PRODUCTS--0.2%
Archer Daniels Midland Co.                                3,200        106

AIR FREIGHT & LOGISTICS--0.9%
FedEx Corp.                                               1,500        167
Robinson (C.H.) Worldwide, Inc.                             800         42
United Parcel Service, Inc. Class B                       5,100        372
                                                                   -------
                                                                       581
                                                                   -------
AIRLINES--0.1%
Southwest Airlines Co.                                    3,700         55

ALUMINUM--0.2%
Alcoa, Inc.                                               4,200        170

APPAREL RETAIL--0.3%
Abercrombie & Fitch Co. Class A                             400         29
Gap, Inc. (The)                                           2,500         48
Limited Brands, Inc.                                      1,600         44


                                                                    VALUE
                                                        SHARES      (000)
                                                       --------    -------
APPAREL RETAIL--CONTINUED
TJX Cos., Inc. (The)                                      2,100    $    58
                                                                   -------
                                                                       179
                                                                   -------
APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
Coach, Inc.(b)                                            1,800         85
Jones Apparel Group, Inc.                                   600         17
Liz Claiborne, Inc.                                         500         19
Polo Ralph Lauren Corp.                                     300         29
VF Corp.                                                    400         37
                                                                   -------
                                                                       187
                                                                   -------
APPLICATION SOFTWARE--0.4%
Adobe Systems, Inc.(b)                                    2,900        116
Autodesk, Inc.(b)                                         1,200         57
Citrix Systems, Inc.(b)                                     900         30
Compuware Corp.(b)                                        1,900         23
Intuit, Inc.(b)                                           1,600         48
                                                                   -------
                                                                       274
                                                                   -------
ASSET MANAGEMENT & CUSTODY BANKS--1.1%
Ameriprise Financial, Inc.                                1,180         75
Bank of New York Co., Inc. (The)(b)                       3,700        153
Federated Investors, Inc. Class B                           500         19
Franklin Resources, Inc.                                    800        106
Janus Capital Group, Inc.                                 1,000         28
Legg Mason, Inc.                                            600         59
Mellon Financial Corp.                                    2,000         88
Northern Trust Corp.                                        900         58
State Street Corp.                                        1,600        109
T. Rowe Price Group, Inc.                                 1,300         68
                                                                   -------
                                                                       763
                                                                   -------
AUTO PARTS & EQUIPMENT--0.2%
Johnson Controls, Inc.                                      900        104

AUTOMOBILE MANUFACTURERS--0.3%
Ford Motor Co.                                            9,200         87
General Motors Corp.                                      2,700        102
                                                                   -------
                                                                       189
                                                                   -------


                                                                    VALUE
                                                        SHARES      (000)
                                                       --------    -------
AUTOMOTIVE RETAIL--0.1%
AutoNation, Inc.(b)                                         800    $    18
AutoZone, Inc.(b)                                           200         27
                                                                   -------
                                                                        45
                                                                   -------
BIOTECHNOLOGY--1.1%
Amgen, Inc.(b)                                            5,600        310
Biogen Idec, Inc.(b)                                      1,700         91
Celgene Corp.(b)                                          1,800        103
Genzyme Corp.(b)                                          1,300         84
Gilead Sciences, Inc.(b)                                  4,400        170
                                                                   -------
                                                                       758
                                                                   -------
BREWERS--0.3%
Anheuser-Busch Cos., Inc.                                 3,700        193
Molson Coors Brewing Co. Class B                            200         18
                                                                   -------
                                                                       211
                                                                   -------
BROADCASTING & CABLE TV--1.1%
CBS Corp. Class B                                         3,550        119
Clear Channel Communications, Inc.                        2,400         91
Comcast Corp. Class A(b)                                 15,050        423
DIRECTV Group, Inc. (The)(b)                              3,600         83
Scripps (E.W.) Co. (The) Class A                            400         18
                                                                   -------
                                                                       734
                                                                   -------
BUILDING PRODUCTS--0.1%
American Standard Cos., Inc.                                800         47
Masco Corp.                                               1,800         51
                                                                   -------
                                                                        98
                                                                   -------
CASINOS & GAMING--0.2%
Harrah's Entertainment, Inc.                                900         77
International Game Technology                             1,600         63
                                                                   -------
                                                                       140
                                                                   -------

                       See Notes to Financial Statements

                           PHOENIX INSIGHT INDEX FUND


                                                                    VALUE
                                                        SHARES      (000)
                                                       --------    -------
COAL & CONSUMABLE FUELS--0.1%
Consol Energy, Inc.                                         800    $    37
Peabody Energy Corp.                                      1,300         63
                                                                   -------
                                                                       100
                                                                   -------
COMMERCIAL PRINTING--0.1%
Donnelley (R.R.) & Sons Co.                               1,100         48

COMMUNICATIONS EQUIPMENT--2.6%
Avaya, Inc.(b)                                            2,400         40
Ciena Corp.(b)                                              400         14
Cisco Systems, Inc.(b)                                   29,400        819
Corning, Inc.(b)                                          7,700        197
JDS Uniphase Corp.(b)                                     1,137         15
Juniper Networks, Inc.(b)                                 2,700         68
Motorola, Inc.                                           11,200        198
QUALCOMM, Inc.                                            8,200        356
Tellabs, Inc.(b)                                          2,300         25
                                                                   -------
                                                                     1,732
                                                                   -------
COMPUTER & ELECTRONICS RETAIL--0.2%
Best Buy Co., Inc.                                        1,850         86
Circuit City Stores, Inc.                                   700         11
RadioShack Corp.                                            700         23
                                                                   -------
                                                                       120
                                                                   -------
COMPUTER HARDWARE--3.3%
Apple, Inc.(b)                                            4,200        512
Dell, Inc.(b)                                            11,100        317
Hewlett-Packard Co.                                      12,700        567
International Business Machines Corp.                     6,600        695
NCR Corp.(b)                                                900         47
Sun Microsystems, Inc.(b)                                17,900         94
                                                                   -------
                                                                     2,232
                                                                   -------
COMPUTER STORAGE & PERIPHERALS--0.5%
EMC Corp.(b)                                             10,200        185
Lexmark International, Inc. Class A(b)                      500         25
Network Appliance, Inc.(b)                                1,800         52
QLogic Corp.(b)                                             800         13
SanDisk Corp.(b)                                          1,000         49
                                                                   -------
                                                                       324
                                                                   -------
CONSTRUCTION & ENGINEERING--0.1%
Fluor Corp.                                                 400         45

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.8%
Caterpillar, Inc.                                         3,100        243
Cummins, Inc.                                               500         50
Deere & Co.                                               1,100        133
PACCAR, Inc.                                              1,200        104
Terex Corp.(b)                                              500         41
                                                                   -------
                                                                       571
                                                                   -------
CONSTRUCTION MATERIALS--0.1%
Vulcan Materials Co.                                        500         57

CONSUMER ELECTRONICS--0.1%
Harman International Industries, Inc.                       300         35


                                                                    VALUE
                                                        SHARES      (000)
                                                       --------    -------
CONSUMER FINANCE--0.9%
American Express Co.                                      5,800    $   355
Capital One Financial Corp.                               1,996        157
SLM Corp.                                                 2,000        115
                                                                   -------
                                                                       627
                                                                   -------
DATA PROCESSING & OUTSOURCED SERVICES--0.9%
Affiliated Computer Services, Inc. Class A(b)               500         28
Automatic Data Processing, Inc.                           2,700        131
Computer Sciences Corp.(b)                                  800         47
Convergys Corp.(b)                                          700         17
Electronic Data Systems Corp.                             2,400         67
Fidelity National Information Services, Inc.                700         38
First Data Corp.                                          3,600        118
Fiserv, Inc.(b)                                             800         45
Paychex, Inc.                                             1,600         63
Western Union Co. (The)                                   3,600         75
                                                                   -------
                                                                       629
                                                                   -------
DEPARTMENT STORES--0.6%
Dillard's, Inc. Class A                                     300         11
Kohl's Corp.(b)                                           1,600        114
Macy's, Inc.                                              2,160         86
Nordstrom, Inc.                                           1,000         51
Penney (J.C.) Co., Inc.                                   1,100         79
Sears Holdings Corp.(b)                                     400         68
                                                                   -------
                                                                       409
                                                                   -------
DISTILLERS & VINTNERS--0.1%
Brown-Forman Corp. Class B                                  400         29
Constellation Brands, Inc. Class A(b)                     1,100         27
                                                                   -------
                                                                        56
                                                                   -------
DISTRIBUTORS--0.1%
Genuine Parts Co.                                           900         45

DIVERSIFIED BANKS--2.0%
Comerica, Inc.                                              800         48
U.S. Bancorp                                              8,500        280
Wachovia Corp.                                            9,310        477
Wells Fargo & Co.                                        16,200        570
                                                                   -------
                                                                     1,375
                                                                   -------
DIVERSIFIED CHEMICALS--0.8%
Ashland, Inc.                                               300         19
Dow Chemical Co. (The)                                    4,500        199
Du Pont (E.I.) de Nemours & Co.                           4,400        223
Eastman Chemical Co.                                        400         26
Hercules, Inc.(b)                                           600         12
PPG Industries, Inc.                                        800         61
                                                                   -------
                                                                       540
                                                                   -------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
Cintas Corp.                                                700         28
Equifax, Inc.                                               700         31
                                                                   -------
                                                                        59
                                                                   -------


                                                                    VALUE
                                                        SHARES      (000)
                                                       --------    -------
DIVERSIFIED METALS & MINING--0.2%
Freeport-McMoRan Copper & Gold, Inc.
  Class B (Indonesia)(c)                                  1,770    $   147

DIVERSIFIED REITS--0.1%
Vornado Realty Trust                                        600         66

DRUG RETAIL--0.7%
CVS Caremark Corp.                                        7,374        269
Walgreen Co.                                              4,700        204
                                                                   -------
                                                                       473
                                                                   -------
EDUCATION SERVICES--0.1%
Apollo Group, Inc. Class A(b)                               700         41

ELECTRIC UTILITIES--1.7%
Allegheny Energy, Inc.(b)                                   700         36
American Electric Power Co., Inc.                         1,900         86
Duke Energy Corp.                                         6,200        113
Edison International                                      1,600         90
Entergy Corp.                                               900         97
Exelon Corp.                                              3,200        232
FirstEnergy Corp.                                         1,500         97
FPL Group, Inc.                                           1,900        108
Pinnacle West Capital Corp.                                 500         20
PPL Corp.                                                 1,900         89
Progress Energy, Inc.                                     1,200         55
Southern Co. (The)                                        3,600        123
                                                                   -------
                                                                     1,146
                                                                   -------
ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
Cooper Industries Ltd. Class A                              800         46
Emerson Electric Co.                                      3,900        182
Rockwell Automation, Inc.                                   800         56
                                                                   -------
                                                                       284
                                                                   -------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
Agilent Technologies, Inc.(b)                             2,000         77
Tektronix, Inc.                                             400         13
                                                                   -------
                                                                        90
                                                                   -------
ELECTRONIC MANUFACTURING SERVICES--0.1%
Jabil Circuit, Inc.                                       1,000         22
Molex, Inc.                                                 700         21
Solectron Corp.(b)                                        4,800         18
                                                                   -------
                                                                        61
                                                                   -------
ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste Industries, Inc.(b)                          1,300         17
Waste Management, Inc.                                    2,600        102
                                                                   -------
                                                                       119
                                                                   -------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.3%
Monsanto Co.                                              2,600        176

FOOD DISTRIBUTORS--0.1%
SYSCO Corp.                                               2,900         96

FOOD RETAIL--0.4%
Kroger Co. (The)                                          3,400         96
Safeway, Inc.                                             2,100         71
SUPERVALU, Inc.                                           1,036         48


                       See Notes to Financial Statements

                           PHOENIX INSIGHT INDEX FUND


                                                                    VALUE
                                                        SHARES      (000)
                                                       --------    -------
FOOD RETAIL--CONTINUED
Whole Foods Market, Inc.                                    600    $    23
                                                                   -------
                                                                       238
                                                                   -------
FOOTWEAR--0.2%
NIKE, Inc. Class B                                        1,800        105

FOREST PRODUCTS--0.1%
Weyerhaeuser Co.                                          1,000         79

GAS UTILITIES--0.0%
Nicor, Inc.                                                 200          9
Questar Corp.                                               400         21
                                                                   -------
                                                                        30
                                                                   -------
GENERAL MERCHANDISE STORES--0.5%
Big Lots, Inc.(b)                                           600         18
Dollar General Corp.                                      1,600         35
Family Dollar Stores, Inc.                                  800         27
Target Corp.                                              4,100        261
                                                                   -------
                                                                       341
                                                                   -------
GOLD--0.1%
Newmont Mining Corp.                                      2,200         86

HEALTH CARE DISTRIBUTORS--0.4%
AmerisourceBergen Corp.                                     900         45
Cardinal Health, Inc.                                     1,900        134
McKesson Corp.                                            1,400         83
Patterson Cos., Inc.(b)                                     700         26
                                                                   -------
                                                                       288
                                                                   -------
HEALTH CARE EQUIPMENT--1.5%
Bard (C.R.), Inc.                                           500         41
Baxter International, Inc.                                3,100        175
Becton, Dickinson & Co.                                   1,200         90
Biomet, Inc.                                              1,100         50
Boston Scientific Corp.(b)                                5,863         90
Hospira, Inc.(b)                                            650         25
Medtronic, Inc.                                           5,500        285
St. Jude Medical, Inc.(b)                                 1,700         71
Stryker Corp.                                             1,400         88
Varian Medical Systems, Inc.(b)                             700         30
Zimmer Holdings, Inc.(b)                                  1,100         93
                                                                   -------
                                                                     1,038
                                                                   -------
HEALTH CARE FACILITIES--0.1%
Manor Care, Inc.                                            400         26
Tenet Healthcare Corp.(b)                                 2,500         16
                                                                   -------
                                                                        42
                                                                   -------
HEALTH CARE SERVICES--0.4%
Express Scripts, Inc.(b)                                  1,200         60
Laboratory Corp. of America Holdings(b)                     600         47
Medco Health Solutions, Inc.(b)                           1,400        109
Quest Diagnostics, Inc.                                     800         41
                                                                   -------
                                                                       257
                                                                   -------
HEALTH CARE SUPPLIES--0.0%
Bausch & Lomb, Inc.                                         300         21

HEALTH CARE TECHNOLOGY--0.0%
IMS Health, Inc.                                          1,000         32


                                                                    VALUE
                                                        SHARES      (000)
                                                       --------    -------
HOME ENTERTAINMENT SOFTWARE--0.1%
Electronic Arts, Inc.(b)                                  1,500    $    71

HOME FURNISHINGS--0.0%
Leggett & Platt, Inc.                                       900         20

HOME IMPROVEMENT RETAIL--0.9%
Home Depot, Inc. (The)                                    9,600        378
Lowe's Cos., Inc.                                         7,300        224
Sherwin-Williams Co. (The)                                  500         33
                                                                   -------
                                                                       635
                                                                   -------
HOMEBUILDING--0.2%
Centex Corp.                                                600         24
Horton (D.R.), Inc.                                       1,500         30
KB Home                                                     400         16
Lennar Corp. Class A                                        700         25
Pulte Homes, Inc.                                         1,100         25
                                                                   -------
                                                                       120
                                                                   -------
HOMEFURNISHING RETAIL--0.1%
Bed Bath & Beyond, Inc.(b)                                1,400         50

HOTELS, RESORTS & CRUISE LINES--0.5%
Carnival Corp.                                            2,200        107
Hilton Hotels Corp.                                       1,800         60
Marriott International, Inc. Class A                      1,600         69
Starwood Hotels & Resorts Worldwide, Inc.                 1,000         67
Wyndham Worldwide Corp.(b)                                  840         31
                                                                   -------
                                                                       334
                                                                   -------
HOUSEHOLD APPLIANCES--0.2%
Black & Decker Corp. (The)                                  300         27
Snap-On, Inc.                                               300         15
Stanley Works (The)                                         400         24
Whirlpool Corp.                                             400         44
                                                                   -------
                                                                       110
                                                                   -------
HOUSEHOLD PRODUCTS--1.9%
Clorox Co. (The)                                            700         44
Colgate-Palmolive Co.                                     2,500        162
Kimberly-Clark Corp.                                      2,200        147
Procter & Gamble Co. (The)                               15,252        933
                                                                   -------
                                                                     1,286
                                                                   -------
HOUSEWARES & SPECIALTIES--0.1%
Fortune Brands, Inc.                                        700         58
Newell Rubbermaid, Inc.                                   1,300         38
                                                                   -------
                                                                        96
                                                                   -------
HUMAN RESOURCES & EMPLOYMENT SERVICES--0.1%
Monster Worldwide, Inc.(b)                                  700         29
Robert Half International, Inc.                             900         33
                                                                   -------
                                                                        62
                                                                   -------
HYPERMARKETS & SUPER CENTERS--1.0%
Costco Wholesale Corp.                                    2,200        129
Wal-Mart Stores, Inc.                                    11,700        563
                                                                   -------
                                                                       692
                                                                   -------


                                                                    VALUE
                                                        SHARES      (000)
                                                       --------    -------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.5%
AES Corp. (The)(b)                                        3,100    $    68
Constellation Energy Group, Inc.                            900         78
Dynegy, Inc.(b)                                           1,973         19
TXU Corp.                                                 2,200        148
                                                                   -------
                                                                       313
                                                                   -------
INDUSTRIAL CONGLOMERATES--3.4%
3M Co.                                                    3,500        304
General Electric Co.(e)                                  49,800      1,906
Textron, Inc.                                               600         66
                                                                   -------
                                                                     2,276
                                                                   -------
INDUSTRIAL GASES--0.3%
Air Products and Chemicals, Inc.                          1,000         80
Praxair, Inc.                                             1,500        108
                                                                   -------
                                                                       188
                                                                   -------
INDUSTRIAL MACHINERY--0.6%
Danaher Corp.                                             1,100         83
Dover Corp.                                                 900         46
Eaton Corp.                                                 700         65
Illinois Tool Works, Inc.                                 2,000        108
ITT Corp.                                                   900         62
Pall Corp.                                                  600         28
Parker Hannifin Corp.                                       500         49
                                                                   -------
                                                                       441
                                                                   -------
INDUSTRIAL REITS--0.1%
ProLogis                                                  1,200         68

INSURANCE BROKERS--0.2%
AON Corp.                                                 1,400         60
Marsh & McLennan Cos., Inc.                               2,700         83
                                                                   -------
                                                                       143
                                                                   -------
INTEGRATED OIL & GAS--6.4%
Chevron Corp.                                            10,389        875
ConocoPhillips                                            7,900        620
Exxon Mobil Corp.(e)                                     27,300      2,290
Hess Corp.                                                1,300         77
Marathon Oil Corp.                                        3,356        201
Murphy Oil Corp.                                            900         53
Occidental Petroleum Corp.                                4,000        232
                                                                   -------
                                                                     4,348
                                                                   -------
INTEGRATED TELECOMMUNICATION SERVICES--3.0%
AT&T, Inc.                                               29,892      1,241
CenturyTel, Inc.                                            600         29
Citizens Communications Co.                               1,700         26
Embarq Corp.                                                702         44
Qwest Communications International, Inc.(b)               7,500         73
Verizon Communications, Inc.                             14,100        580
Windstream Corp.                                          2,481         37
                                                                   -------
                                                                     2,030
                                                                   -------
INTERNET RETAIL--0.2%
Amazon.com, Inc.(b)                                       1,500        103
IAC/InterActiveCorp.(b)                                   1,000         34
                                                                   -------
                                                                       137
                                                                   -------

                       See Notes to Financial Statements

                           PHOENIX INSIGHT INDEX FUND


                                                                    VALUE
                                                        SHARES      (000)
                                                       --------    -------
INTERNET SOFTWARE & SERVICES--1.4%
eBay, Inc.(b)                                             5,600    $   180
Google, Inc. Class A(b)                                   1,100        576
VeriSign, Inc.(b)                                         1,300         41
Yahoo!, Inc.(b)                                           5,900        160
                                                                   -------
                                                                       957
                                                                   -------
INVESTMENT BANKING & BROKERAGE--2.4%
Bear Stearns Cos., Inc. (The)                               600         84
Charles Schwab Corp. (The)                                5,000        103
E*TRADE Financial Corp.(b)                                2,200         48
Goldman Sachs Group, Inc. (The)                           2,000        433
Lehman Brothers Holdings, Inc.                            2,600        194
Merrill Lynch & Co., Inc.                                 4,200        351
Morgan Stanley                                            5,100        428
                                                                   -------
                                                                     1,641
                                                                   -------
IT CONSULTING & OTHER SERVICES--0.1%
Cognizant Technology Solutions Corp. Class A(b)             700         53
Unisys Corp.(b)                                           1,800         16
                                                                   -------
                                                                        69
                                                                   -------
LEISURE PRODUCTS--0.1%
Brunswick Corp.                                             500         16
Hasbro, Inc.                                                800         25
Mattel, Inc.                                              2,000         51
                                                                   -------
                                                                        92
                                                                   -------
LIFE & HEALTH INSURANCE--1.2%
AFLAC, Inc.                                               2,400        123
Lincoln National Corp.                                    1,330         94
MetLife, Inc.                                             3,600        232
Principal Financial Group, Inc. (The)                     1,300         76
Prudential Financial, Inc.                                2,300        224
Torchmark Corp.                                             500         34
Unum Group                                                1,600         42
                                                                   -------
                                                                       825
                                                                   -------
LIFE SCIENCES TOOLS & SERVICES--0.3%
Applera Corp. - Applied Biosystems Group                  1,000         31
Millipore Corp.(b)                                          300         22
PerkinElmer, Inc.                                           600         16
Thermo Fisher Scientific, Inc.(b)                         2,000        103
Waters Corp.(b)                                             500         30
                                                                   -------
                                                                       202
                                                                   -------
MANAGED HEALTH CARE--1.3%
Aetna, Inc.                                               2,500        124
CIGNA Corp.                                               1,400         73
Coventry Health Care, Inc.(b)                               750         43
Humana, Inc.(b)                                             800         49
UnitedHealth Group, Inc.                                  6,500        332
WellPoint, Inc.(b)                                        2,900        232
                                                                   -------
                                                                       853
                                                                   -------


                                                                    VALUE
                                                        SHARES      (000)
                                                       --------    -------
METAL & GLASS CONTAINERS--0.1%
Ball Corp.                                                  500    $    27
Pactiv Corp.(b)                                             700         22
                                                                   -------
                                                                        49
                                                                   -------
MOTORCYCLE MANUFACTURERS--0.1%
Harley-Davidson, Inc.                                     1,200         72

MOVIES & ENTERTAINMENT--1.6%
News Corp. Class A                                       11,400        242
Time Warner, Inc.                                        18,300        385
Viacom, Inc. Class B(b)                                   3,350        139
Walt Disney Co. (The)                                     9,600        328
                                                                   -------
                                                                     1,094
                                                                   -------
MULTI-LINE INSURANCE--1.8%
American International Group, Inc.                       12,600        882
Assurant, Inc.                                              500         30
Genworth Financial, Inc. Class A                          2,100         72
Hartford Financial Services Group, Inc. (The)             1,500        148
Loews Corp.                                               2,200        112
                                                                   -------
                                                                     1,244
                                                                   -------
MULTI-UTILITIES--1.1%
Ameren Corp.                                                900         44
CenterPoint Energy, Inc.                                  1,600         28
CMS Energy Corp.                                          1,200         21
Consolidated Edison, Inc.                                 1,300         59
Dominion Resources, Inc.                                  1,700        147
DTE Energy Co.                                              900         43
Integrys Energy Group, Inc.                                 365         18
KeySpan Corp.                                               900         38
NiSource, Inc.                                            1,400         29
PG&E Corp.                                                1,700         77
Public Service Enterprise Group, Inc.                     1,200        105
Sempra Energy                                             1,300         77
TECO Energy, Inc.                                         1,100         19
Xcel Energy, Inc.                                         2,100         43
                                                                   -------
                                                                       748
                                                                   -------
OFFICE ELECTRONICS--0.1%
Xerox Corp.(b)                                            4,500         83

OFFICE REITS--0.1%
Boston Properties, Inc.                                     600         61

OFFICE SERVICES & SUPPLIES--0.1%
Avery Dennison Corp.                                        400         27
Pitney Bowes, Inc.                                        1,100         51
                                                                   -------
                                                                        78
                                                                   -------
OIL & GAS DRILLING--0.4%
ENSCO International, Inc.                                   700         43
Noble Corp.                                                 600         58
Rowan Cos., Inc.                                            600         25
Transocean, Inc.(b)                                       1,400        148
                                                                   -------
                                                                       274
                                                                   -------


                                                                    VALUE
                                                        SHARES      (000)
                                                       --------    -------
OIL & GAS EQUIPMENT & SERVICES--1.5%
Baker Hughes, Inc.                                        1,500    $   126
BJ Services Co.                                           1,500         43
Halliburton Co.                                           4,400        152
National Oilwell Varco, Inc.(b)                             800         83
Schlumberger Ltd.                                         5,700        484
Smith International, Inc.                                 1,000         59
Weatherford International Ltd.(b)                         1,600         88
                                                                   -------
                                                                     1,035
                                                                   -------
OIL & GAS EXPLORATION & PRODUCTION--1.0%
Anadarko Petroleum Corp.                                  2,200        114
Apache Corp.                                              1,600        131
Chesapeake Energy Corp.                                   2,000         69
Devon Energy Corp.                                        2,100        164
EOG Resources, Inc.                                       1,200         88
XTO Energy, Inc.                                          1,800        108
                                                                   -------
                                                                       674
                                                                   -------
OIL & GAS REFINING & MARKETING--0.4%
Sunoco, Inc.                                                600         48
Valero Energy Corp.                                       2,700        199
                                                                   -------
                                                                       247
                                                                   -------
OIL & GAS STORAGE & TRANSPORTATION--0.3%
El Paso Corp.                                             3,300         57
Spectra Energy Corp.                                      2,950         77
Williams Cos., Inc. (The)                                 2,800         88
                                                                   -------
                                                                       222
                                                                   -------
OTHER DIVERSIFIED FINANCIAL SERVICES--4.6%
Bank of America Corp.                                    21,542      1,053
Citigroup, Inc.                                          24,000      1,231
JPMorgan Chase & Co.                                     16,596        804
                                                                   -------
                                                                     3,088
                                                                   -------
PACKAGED FOODS & MEATS--1.2%
Campbell Soup Co.                                         1,100         43
ConAgra Foods, Inc.                                       2,400         64
Dean Foods Co.                                              700         22
General Mills, Inc.                                       1,700         99
Heinz (H.J.) Co.                                          1,600         76
Hershey Co. (The)                                           800         41
Kellogg Co.                                               1,100         57
Kraft Foods, Inc. Class A                                 7,735        273
McCormick & Co., Inc.                                       700         27
Sara Lee Corp.                                            3,400         59
Tyson Foods, Inc. Class A                                 1,300         30
Wrigley (Wm.) Jr. Co.                                     1,000         55
                                                                   -------
                                                                       846
                                                                   -------
PAPER PACKAGING--0.1%
Bemis Co., Inc.                                             600         20
Sealed Air Corp.                                            800         25
Temple-Inland, Inc.                                         500         30
                                                                   -------
                                                                        75
                                                                   -------
PAPER PRODUCTS--0.2%
International Paper Co.                                   2,200         86
MeadWestvaco Corp.                                          800         28
                                                                   -------
                                                                       114
                                                                   -------

                       See Notes to Financial Statements

                           PHOENIX INSIGHT INDEX FUND


                                                                    VALUE
                                                        SHARES      (000)
                                                       --------    -------
PERSONAL PRODUCTS--0.2%
Avon Products, Inc.                                       2,100    $    77
Estee Lauder Cos., Inc. (The) Class A                       600         27
                                                                   -------
                                                                       104
                                                                   -------
PHARMACEUTICALS--6.0%
Abbott Laboratories                                       7,500        402
Allergan, Inc.                                            1,400         81
Barr Pharmaceuticals, Inc.(b)                               500         25
Bristol-Myers Squibb Co.                                  9,500        300
Forest Laboratories, Inc.(b)                              1,500         68
Johnson & Johnson                                        14,000        863
King Pharmaceuticals, Inc.(b)                             1,300         26
Lilly (Eli) & Co.                                         4,700        263
Merck & Co., Inc.                                        10,500        523
Mylan Laboratories, Inc.                                  1,100         20
Pfizer, Inc.                                             34,000        869
Schering-Plough Corp.                                     7,300        222
Watson Pharmaceuticals, Inc.(b)                             500         16
Wyeth                                                     6,500        373
                                                                   -------
                                                                     4,051
                                                                   -------
PHOTOGRAPHIC PRODUCTS--0.1%
Eastman Kodak Co.                                         1,500         42

PROPERTY & CASUALTY INSURANCE--1.0%
Allstate Corp. (The)                                      2,900        179
AMBAC Financial Group, Inc.                                 500         44
Chubb Corp. (The)                                         1,900        103
Cincinnati Financial Corp.                                  904         39
MBIA, Inc.                                                  600         37
Progressive Corp. (The)                                   3,500         84
Safeco Corp.                                                500         31
Travelers Cos., Inc. (The)                                3,259        174
                                                                   -------
                                                                       691
                                                                   -------
PUBLISHING--0.3%
Dow Jones & Co., Inc.                                       300         17
Gannett Co., Inc.                                         1,100         61
McGraw-Hill Cos., Inc. (The)                              1,700        116
Meredith Corp.                                              200         12
New York Times Co. (The) Class A                            800         20
Tribune Co.                                                 400         12
                                                                   -------
                                                                       238
                                                                   -------
RAILROADS--0.7%
Burlington Northern Santa Fe Corp.                        1,700        145
CSX Corp.                                                 2,100         94
Norfolk Southern Corp.                                    1,900        100
Union Pacific Corp.                                       1,300        150
                                                                   -------
                                                                       489
                                                                   -------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
CB Richard Ellis Group, Inc. Class A(b)                     800         29

REGIONAL BANKS--1.6%
BB&T Corp.                                                2,600        106
Commerce Bancorp, Inc.                                    1,000         37
Compass Bancshares, Inc.                                    600         41


                                                                    VALUE
                                                        SHARES      (000)
                                                       --------    -------
REGIONAL BANKS--CONTINUED
Fifth Third Bancorp                                       2,700    $   107
First Horizon National Corp.                                500         19
Huntington Bancshares, Inc.                               1,300         30
KeyCorp                                                   1,900         65
M&T Bank Corp.                                              400         43
Marshall & Ilsley Corp.                                   1,300         62
National City Corp.                                       2,900         97
PNC Financial Services Group, Inc. (The)                  1,700        122
Regions Financial Corp.                                   3,530        117
SunTrust Banks, Inc.                                      1,700        146
Synovus Financial Corp.                                   1,500         46
Zions Bancorp.                                              500         38
                                                                   -------
                                                                     1,076
                                                                   -------
RESIDENTIAL REITS--0.3%
Apartment Investment & Management Co. Class A               500         25
Archstone-Smith Trust                                     1,100         65
AvalonBay Communities, Inc.                                 400         48
Equity Residential                                        1,500         68
                                                                   -------
                                                                       206
                                                                   -------
RESTAURANTS--0.8%
Darden Restaurants, Inc.                                    600         26
McDonald's Corp.                                          5,800        295
Starbucks Corp.(b)                                        3,600         95
Wendy's International, Inc.                                 500         18
Yum! Brands, Inc.                                         2,600         85
                                                                   -------
                                                                       519
                                                                   -------
RETAIL REITS--0.4%
Developers Diversified Realty Corp.                         600         32
General Growth Properties, Inc.                           1,200         64
Kimco Realty Corp.                                        1,000         38
Simon Property Group, Inc.                                1,100        102
                                                                   -------
                                                                       236
                                                                   -------
SEMICONDUCTOR EQUIPMENT--0.4%
Applied Materials, Inc.                                   6,900        137
KLA-Tencor Corp.                                            900         49
MEMC Electronic Materials, Inc.(b)                        1,100         67
Novellus Systems, Inc.(b)                                   700         20
Teradyne, Inc.(b)                                         1,000         18
                                                                   -------
                                                                       291
                                                                   -------
SEMICONDUCTORS--2.1%
Advanced Micro Devices, Inc.(b)                           2,900         42
Altera Corp.                                              1,900         42
Analog Devices, Inc.                                      1,600         60
Broadcom Corp. Class A(b)                                 2,300         67
Intel Corp.                                              28,100        668
Linear Technology Corp.                                   1,200         43
LSI Corp.(b)                                              3,400         26
Maxim Integrated Products, Inc.                           1,500         50
Micron Technology, Inc.(b)                                4,000         50
National Semiconductor Corp.                              1,300         37
NVIDIA Corp.(b)                                           1,700         70


                                                                    VALUE
                                                        SHARES      (000)
                                                       --------    -------
SEMICONDUCTORS--CONTINUED
Texas Instruments, Inc.                                   6,900    $   260
Xilinx, Inc.                                              1,500         40
                                                                   -------
                                                                     1,455
                                                                   -------
SOFT DRINKS--1.6%
Coca-Cola Co. (The)                                       9,700        507
Coca-Cola Enterprises, Inc.                               1,500         36
Pepsi Bottling Group, Inc. (The)                            700         24
PepsiCo, Inc.                                             7,900        512
                                                                   -------
                                                                     1,079
                                                                   -------
SPECIALIZED CONSUMER SERVICES--0.1%
Block (H&R), Inc.                                         1,700         40

SPECIALIZED FINANCE--0.3%
Chicago Mercantile Exchange Holdings, Inc. Class A          200        107
CIT Group, Inc.                                             900         49
Moody's Corp.                                             1,100         69
                                                                   -------
                                                                       225
                                                                   -------
SPECIALIZED REITS--0.2%
Host Hotels & Resorts, Inc.                               2,400         55
Plum Creek Timber Co., Inc.                                 900         38
Public Storage, Inc.                                        600         46
                                                                   -------
                                                                       139
                                                                   -------
SPECIALTY CHEMICALS--0.2%
Ecolab, Inc.                                                900         38
International Flavors & Fragrances, Inc.                    400         21
Rohm & Haas Co.                                             700         38
Sigma-Aldrich Corp.                                         600         26
                                                                   -------
                                                                       123
                                                                   -------
SPECIALTY STORES--0.3%
Office Depot, Inc.(b)                                     1,300         39
OfficeMax, Inc.                                             400         16
Staples, Inc.                                             3,400         81
Tiffany & Co.                                               700         37
                                                                   -------
                                                                       173
                                                                   -------
STEEL--0.3%
Allegheny Technologies, Inc.                                500         53
Nucor Corp.                                               1,400         82
United States Steel Corp.                                   600         65
                                                                   -------
                                                                       200
                                                                   -------
SYSTEMS SOFTWARE--2.6%
BMC Software, Inc.(b)                                       900         27
CA, Inc.                                                  1,893         49
Microsoft Corp.                                          40,800      1,203
Novell, Inc.(b)                                           1,800         14
Oracle Corp.(b)                                          19,133        377
Symantec Corp.(b)                                         4,366         88
                                                                   -------
                                                                     1,758
                                                                   -------
THRIFTS & MORTGAGE FINANCE--1.3%
Countrywide Financial Corp.                               2,900        105
Fannie Mae                                                4,700        307

                       See Notes to Financial Statements

                           PHOENIX INSIGHT INDEX FUND


                                                                    VALUE
                                                        SHARES      (000)
                                                       --------    -------
THRIFTS & MORTGAGE FINANCE--CONTINUED
Freddie Mac                                               3,200    $   194
Hudson City Bancorp, Inc.                                 2,600         32
MGIC Investment Corp.                                       400         23
Sovereign Bancorp, Inc.                                   1,920         41
Washington Mutual, Inc.                                   4,342        185
                                                                   -------
                                                                       887
                                                                   -------
TIRES & RUBBER--0.0%
Goodyear Tire & Rubber Co. (The)(b)                         900         31

TOBACCO--1.2%
Altria Group, Inc.                                       10,200        716
Reynolds American, Inc.                                     800         52
UST, Inc.                                                   800         43
                                                                   -------
                                                                       811
                                                                   -------
TRADING COMPANIES & DISTRIBUTORS--0.0%
Grainger (W.W.), Inc.                                       300         28

TRUCKING--0.0%
Ryder System, Inc.                                          300         16

WIRELESS TELECOMMUNICATION SERVICES--0.6%
Alltel Corp.                                              1,700        115
Sprint Nextel Corp.                                      14,258        295
                                                                   -------
                                                                       410
--------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $48,468)                                           64,079
--------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--0.9%

INDUSTRIAL CONGLOMERATES--0.5%
Tyco International Ltd. (United States)(b)                9,600    $   324

INDUSTRIAL MACHINERY--0.1%
Ingersoll-Rand Co. Ltd. Class A (United States)           1,400         77

OIL & GAS DRILLING--0.1%
Nabors Industries Ltd. (United States)(b)                 1,300         43

PROPERTY & CASUALTY INSURANCE--0.2%
ACE Ltd. (United States)                                  1,600        100
XL Capital Ltd. Class A (United States)                     900         76
                                                                   -------
                                                                       176
                                                                   -------
--------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $532)                                                 620
--------------------------------------------------------------------------

RIGHTS--0.0%

COMPUTER STORAGE & PERIPHERALS--0.0%
Seagate Technology Tax Refund Rights(b)(d)                8,400          0
--------------------------------------------------------------------------
TOTAL RIGHTS
(IDENTIFIED COST $0)                                                     0
--------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.5%
(IDENTIFIED COST $49,000)                                           64,699
--------------------------------------------------------------------------


                                                                    VALUE
                                                        SHARES      (000)
                                                       --------    -------
SHORT-TERM INVESTMENTS--4.4%

MONEY MARKET MUTUAL FUNDS--4.0%
AIM Short-Term Investments Liquid Assets
  Portfolio (seven-day effective yield 5.24%)         1,429,186    $ 1,429
Goldman Sachs Financial Square
  Funds--Money Market Fund
  (seven-day effective yield 5.19%)                   1,123,111      1,123
JPMorgan Prime Money Market Fund
  (seven-day effective yield 5.18%)                     164,550        165
                                                                   -------
                                                                     2,717
                                                                   -------


                                                         PAR
                                                        VALUE
                                                        (000)
                                                       --------
U.S. TREASURY BILLS(f)--0.4%
U.S. Treasury Bills
  4.705% due 11/29/07(e)                                   $250        245
--------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,962)                                             2,962
--------------------------------------------------------------------------
TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $51,962)                                           67,661(a)

Other assets and liabilities, net--0.1%                                 93
                                                                   -------
NET ASSETS--100.0%                                                 $67,754
                                                                   =======


At June 30, 2007, the Fund had entered into futures contracts as follows (reported in 000's):

                                                               Value of         Market       Unrealized
                                                Number of      Contracts       Value of     Appreciation
                      Expiration Date           Contracts     When Opened     Contracts    (Depreciation)
                     -----------------         -----------   -------------   -----------   --------------
S&P 500(R) Index       September-07                 7           $2,681          $2,652          $(29)






(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $15,725 and gross depreciation of $1,865 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $53,801.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At June 30, 2007, this security amounted to a value of $0 or 0% of net assets. For acquisition information, see Note 6, "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(e)  All or a portion segregated as collateral for futures contracts.
(f)  The rate shown is the discount rate.

                       See Notes to Financial Statements

                     PHOENIX INSIGHT SMALL-CAP GROWTH FUND


--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)                                         6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

             [GRAPH OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

            Information Technology                                  26%
            Industrials                                             20
            Health Care                                             13
            Financials                                              13
            Consumer Discretionary                                  12
            Energy                                                   7
            Materials                                                5
            Other (includes short-term investments)                  4


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)


                                                                    VALUE
                                                        SHARES      (000)
                                                       --------    -------
DOMESTIC COMMON STOCKS--99.0%

AEROSPACE & DEFENSE--3.9%
Ceradyne, Inc.(b)                                         8,400    $   621
Orbital Sciences Corp.(b)                                 4,850        102
Teledyne Technologies, Inc.(b)                            9,000        414
                                                                   -------
                                                                     1,137
                                                                   -------
AIRLINES--2.2%
Republic Airways Holdings, Inc.(b)                       20,950        426
SkyWest, Inc.                                             9,100        217
                                                                   -------
                                                                       643
                                                                   -------
ALUMINUM--1.6%
Century Aluminum Co.(b)                                   6,100        333
Kaiser Aluminum Corp.(b)                                  1,800        131
                                                                   -------
                                                                       464
                                                                   -------
APPAREL RETAIL--2.0%
Charlotte Russe Holding, Inc.(b)                          8,600        231
Dress Barn, Inc. (The)(b)                                17,400        357
                                                                   -------
                                                                       588
                                                                   -------
APPAREL, ACCESSORIES & LUXURY GOODS--1.0%
Volcom, Inc.(b)                                           5,800        291

APPLICATION SOFTWARE--6.0%
Ansoft Corp.(b)                                           5,350        158
ANSYS, Inc.(b)                                            7,140        189
FactSet Research Systems, Inc.                            6,950        475
Nuance Communications, Inc.(b)                            5,900         99
Synchronoss Technologies, Inc.(b)                        15,100        443
TIBCO Software, Inc.(b)                                  40,800        369
                                                                   -------
                                                                     1,733
                                                                   -------


                                                                    VALUE
                                                        SHARES      (000)
                                                       --------    -------
BIOTECHNOLOGY--2.2%
Digene Corp.(b)                                           7,100    $   426
United Therapeutics Corp.(b)                              3,300        211
                                                                   -------
                                                                       637
                                                                   -------
CASINOS & GAMING--0.7%
Monarch Casino and Resort, Inc.(b)                        7,450        200

COMMERCIAL PRINTING--1.7%
Consolidated Graphics, Inc.(b)                            7,200        499

COMMUNICATIONS EQUIPMENT--2.3%
Polycom, Inc.(b)                                         12,300        413
Viasat, Inc.(b)                                           8,300        267
                                                                   -------
                                                                       680
                                                                   -------
COMPUTER STORAGE & PERIPHERALS--0.9%
Rimage Corp.(b)                                           7,900        250

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.6%
Cascade Corp.                                             4,100        322
Wabtec Corp.                                             11,750        429
                                                                   -------
                                                                       751
                                                                   -------
CONSUMER FINANCE--1.1%
Advanta Corp. Class B                                     6,150        192
CompuCredit Corp.(b)                                      3,230        113
                                                                   -------
                                                                       305
                                                                   -------
DATA PROCESSING & OUTSOURCED SERVICES--1.1%
Euronet Worldwide, Inc.(b)                               10,600        309

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.0%
Advisory Board Co. (The)(b)                               5,000        278

DIVERSIFIED METALS & MINING--0.4%
RTI International Metals, Inc.(b)                         1,500        113

EDUCATION SERVICES--0.5%
DeVry, Inc.                                               4,200        143


                                                                    VALUE
                                                        SHARES      (000)
                                                       --------    -------
HEALTH CARE FACILITIES--1.5%
AmSurg Corp.(b)                                          17,900    $   432

HEALTH CARE SERVICES--4.7%
Chemed Corporation                                        6,700        444
Gentiva Health Services, Inc.(b)                          4,420         89
Inventiv Health, Inc.(b)                                 12,650        463
LHC Group, Inc.(b)                                        8,050        211
Res-Care, Inc.(b)                                         7,500        158
                                                                   -------
                                                                     1,365
                                                                   -------
HEALTH CARE SUPPLIES--2.7%
Immucor, Inc.(b)                                         13,850        387
West Pharmaceutical Services, Inc.                        8,600        406
                                                                   -------
                                                                       793
                                                                   -------
HOME FURNISHINGS--0.7%
Tempur-Pedic International, Inc.                          8,300        215

HUMAN RESOURCES & EMPLOYMENT SERVICES--4.0%
Heidrick & Struggles International, Inc.(b)               6,500        333
Korn/Ferry International(b)                              18,000        473
Resources Connection, Inc.(b)                            10,700        355
                                                                   -------
                                                                     1,161
                                                                   -------
INDUSTRIAL CONGLOMERATES--1.1%
Tredegar Corp.                                           15,050        321

INDUSTRIAL MACHINERY--2.3%
Actuant Corp. Class A                                     1,730        109
Dynamic Materials Corp                                    3,500        131
Gardner Denver, Inc.(b)                                  10,190        434
                                                                   -------
                                                                       674
                                                                   -------
INTERNET RETAIL--1.3%
Nutri/System, Inc.(b)                                     5,200        363

INTERNET SOFTWARE & SERVICES--6.9%
DealerTrack Holdings, Inc.(b)                            14,750        543
Greenfield Online, Inc.(b)                                8,700        139
Liquidity Services, Inc.(b)                               5,550        104


                       See Notes to Financial Statements

                     PHOENIX INSIGHT SMALL-CAP GROWTH FUND


                                                                    VALUE
                                                        SHARES      (000)
                                                       --------    -------
INTERNET SOFTWARE & SERVICES--CONTINUED
Loopnet, Inc.(b)                                         10,950    $   256
ValueClick, Inc.(b)                                      16,000        471
Vocus, Inc.(b)                                            6,900        173
WebSense, Inc.(b)                                        14,350        305
                                                                   -------
                                                                     1,991
                                                                   -------
IT CONSULTING & OTHER SERVICES--2.7%
Acxiom Corp.                                             14,650        388
Perot Systems Corp. Class A(b)                           23,550        401
                                                                   -------
                                                                       789
                                                                   -------
LEISURE FACILITIES--1.3%
Town Sports International Holdings, Inc.(b)              20,000        386

LIFE SCIENCES TOOLS & SERVICES--2.8%
Kendle International, Inc.(b)                             6,600        243
Ventana Medical Systems, Inc.(b)                          7,250        560
                                                                   -------
                                                                       803
                                                                   -------
METAL & GLASS CONTAINERS--0.8%
Greif, Inc. Class A                                       3,800        226

OFFICE SERVICES & SUPPLIES--1.4%
Miller (Herman), Inc.                                    13,150        416

OIL & GAS DRILLING--0.8%
Grey Wolf, Inc.(b)                                       27,500        227

OIL & GAS EQUIPMENT & SERVICES--4.6%
Gulfmark Offshore, Inc.(b)                                3,000        154
NATCO Group, Inc. Class A(b)                              9,950        458
Trico Marine Services, Inc.(b)                            8,800        360
W-H Energy Services, Inc.(b)                              5,800        359
                                                                   -------
                                                                     1,331
                                                                   -------
OIL & GAS EXPLORATION & PRODUCTION--1.8%
Penn Virginia Corp.                                      12,700        510

PERSONAL PRODUCTS--2.2%
Chattem, Inc.(b)                                          4,650        295
Prestige Brands Holdings, Inc.(b)                        25,400        329
                                                                   -------
                                                                       624
                                                                   -------


                                                                    VALUE
                                                        SHARES      (000)
                                                       --------    -------
PHARMACEUTICALS--2.3%
POZEN, Inc.(b)                                           19,166    $   346
Sciele Pharma, Inc.(b)                                    7,800        184
Viropharma, Inc.(b)                                       8,950        124
                                                                   -------
                                                                       654
                                                                   -------
PROPERTY & CASUALTY INSURANCE--3.4%
Argonaut Group, Inc.                                      3,700        115
CNA Surety Corp.(b)                                       6,150        116
Meadowbrook Insurance Group, Inc.(b)                     26,250        288
Navigators Group, Inc. (The)(b)                           6,700        361
Safety Insurance Group, Inc.                              2,700        112
                                                                   -------
                                                                       992
                                                                   -------
PUBLISHING--1.2%
Morningstar, Inc.(b)                                      7,600        357

REGIONAL BANKS--2.6%
Frontier Financial Corp.                                  4,200         95
Hanmi Financial Corp.                                     7,100        121
SVB Financial Group(b)                                    9,850        523
                                                                   -------
                                                                       739
                                                                   -------
RESTAURANTS--1.2%
Buffalo Wild Wings, Inc.(b)                               8,200        341

SEMICONDUCTOR EQUIPMENT--0.5%
Tessera Technologies, Inc.(b)                             3,800        154

SEMICONDUCTORS--4.0%
AMIS Holdings, Inc.(b)                                   30,550        382
Amkor Technology, Inc.(b)                                35,350        557
Atheros Communications, Inc.(b)                           3,600        111
SiRF Technology Holdings, Inc.(b)                         5,350        111
                                                                   -------
                                                                     1,161
                                                                   -------
SOFT DRINKS--0.8%
Hansen Natural Corp.(b)                                   5,300        228

SPECIALIZED CONSUMER SERVICES--1.6%
Steiner Leisure Ltd.(b)                                   9,350        459

SPECIALIZED FINANCE--1.5%
Financial Federal Corp.                                  14,300        426


                                                                    VALUE
                                                        SHARES      (000)
                                                       --------    -------
SPECIALIZED REITS--1.4%
Ashford Hospitality Trust, Inc.                          34,900    $   410

STEEL--2.5%
Chaparral Steel Co.                                       3,600        259
Cleveland-Cliffs, Inc.                                    3,800        295
Metal Management, Inc.                                    3,800        167
                                                                   -------
                                                                       721
                                                                   -------
SYSTEMS SOFTWARE--1.2%
MICROS Systems, Inc.(b)                                   6,300        343
--------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $24,940)                                           28,633
--------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.0%
(IDENTIFIED COST $24,940)                                           28,633
--------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--0.9%

MONEY MARKET MUTUAL FUNDS--0.9%
AIM Short-Term Investments Liquid
  Assets Portfolio (seven-day
  effective yield 5.24%)                                256,264        256
Goldman Sachs Financial Square
  Funds--Money Market Fund
  (seven-day effective yield 5.19%)                         791          1
--------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $257)                                                 257
--------------------------------------------------------------------------
TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $25,197)                                           28,890(a)

Other assets and liabilities, net--0.1%                                 27
                                                                   -------
NET ASSETS--100.0%                                                 $28,917
                                                                   =======


(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,260 and gross depreciation of $573 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $25,203.
(b)  Non-income producing.

                       See Notes to Financial Statements

                   PHOENIX INSIGHT SMALL-CAP OPPORTUNITY FUND


--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)                                         6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

             [GRAPH OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

            Information Technology                                  18%
            Financials                                              17
            Consumer Discretionary                                  16
            Industrials                                             15
            Health Care                                              8
            Materials                                                8
            Energy                                                   7
            Other (includes short-term investments)                 11


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)


                                                                   VALUE
                                                        SHARES     (000)
                                                       --------   --------
DOMESTIC COMMON STOCKS--95.4%

AEROSPACE & DEFENSE--2.9%
Ceradyne, Inc.(b)                                        90,100   $  6,664
Teledyne Technologies, Inc.(b)                           59,020      2,712
                                                                  --------
                                                                     9,376
                                                                  --------
APPAREL RETAIL--2.3%
Aeropostale, Inc.(b)                                    107,300      4,472
Dress Barn, Inc. (The)(b)                               154,400      3,169
                                                                  --------
                                                                     7,641
                                                                  --------
APPAREL, ACCESSORIES & LUXURY GOODS--2.5%
Phillips-Van Heusen Corp.                               109,010      6,603
True Religion Apparel Inc.(b)                            76,000      1,545
                                                                  --------
                                                                     8,148
                                                                  --------
APPLICATION SOFTWARE--1.5%
SPSS, Inc.(b)                                            65,150      2,876
Verint Systems, Inc.(b)                                  70,000      2,191
                                                                  --------
                                                                     5,067
                                                                  --------
AUTO PARTS & EQUIPMENT--1.2%
Aftermarket Technology Corp.(b)                          54,200      1,609
ArvinMeritor, Inc.                                       97,300      2,160
                                                                  --------
                                                                     3,769
                                                                  --------
BIOTECHNOLOGY--0.5%
Digene Corp.(b)                                          27,880      1,674

BROADCASTING & CABLE TV--1.6%
Gray Television, Inc.                                   103,770        962
Lin TV Corp. Class A(b)                                 101,600      1,911
Radio One, Inc. Class D(b)                              351,700      2,483
                                                                  --------
                                                                     5,356
                                                                  --------
CATALOG RETAIL--0.9%
Systemax, Inc.                                          145,940      3,037

COAL & CONSUMABLE FUELS--1.5%
USEC, Inc.(b)                                           219,500      4,825

COMMODITY CHEMICALS--0.6%
Koppers Holdings, Inc.                                   61,100      2,058


                                                                   VALUE
                                                        SHARES     (000)
                                                       --------   --------
COMMUNICATIONS EQUIPMENT--1.5%
Blue Coat Systems, Inc.(b)                              102,150   $  5,058

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.8%
Wabtec Corp.                                            162,450      5,934

CONSUMER FINANCE--0.5%
CompuCredit Corp.(b)                                     48,010      1,681

DEPARTMENT STORES--1.2%
Bon-Ton Stores, Inc. (The)                               98,900      3,962

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.4%
Advisory Board Co. (The)(b)                              51,110      2,839
Cornell Cos., Inc.(b)                                    74,950      1,841
                                                                  --------
                                                                     4,680
                                                                  --------
ELECTRIC UTILITIES--3.6%
Cleco Corp.                                             169,230      4,146
El Paso Electric Co.(b)                                 150,500      3,696
Unisource Energy Corp.                                  117,900      3,878
                                                                  --------
                                                                    11,720
                                                                  --------
ELECTRICAL COMPONENTS & EQUIPMENT--2.0%
Genlyte Group, Inc. (The)(b)                             21,940      1,723
Lamson & Sessions Co. (The)(b)                           89,140      2,368
Woodward Governor Co.                                    45,590      2,447
                                                                  --------
                                                                     6,538
                                                                  --------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.2%
Itron, Inc.(b)                                           50,750      3,955

ELECTRONIC MANUFACTURING SERVICES--0.8%
Methode Electronics, Inc.                               162,150      2,538

ENVIRONMENTAL & FACILITIES SERVICES--0.5%
Waste Connections, Inc.(b)                               51,550      1,559

FOOD RETAIL--1.0%
Pantry, Inc. (The)(b)                                    68,530      3,159

GAS UTILITIES--0.3%
Atmos Energy Corp.                                       34,930      1,050

HEALTH CARE EQUIPMENT--0.9%
Hologic, Inc.(b)                                         53,180      2,941


                                                                   VALUE
                                                        SHARES     (000)
                                                       --------   --------
HEALTH CARE FACILITIES--3.0%
AmSurg Corp.(b)                                          87,800   $  2,119
Genesis HealthCare Corp.(b)                              59,480      4,070
Psychiatric Solutions, Inc.(b)                          104,020      3,772
                                                                  --------
                                                                     9,961
                                                                  --------
HEALTH CARE SERVICES--2.0%
Apria Healthcare Group, Inc.(b)                          41,150      1,184
Inventiv Health, Inc.(b)                                149,140      5,460
                                                                  --------
                                                                     6,644
                                                                  --------
HOMEFURNISHING RETAIL--0.6%
Rent-A-Center, Inc.(b)                                   75,400      1,978

HUMAN RESOURCES & EMPLOYMENT SERVICES--1.3%
Resources Connection, Inc.(b)                            70,350      2,334
Volt Information Sciences, Inc.(b)                      106,475      1,964
                                                                  --------
                                                                     4,298
                                                                  --------
INDUSTRIAL MACHINERY--1.5%
Gardner Denver, Inc.(b)                                 117,590      5,003

INTEGRATED TELECOMMUNICATION SERVICES--1.7%
Cincinnati Bell, Inc.(b)                                761,550      4,402
General Communication, Inc. Class A(b)                   81,650      1,046
                                                                  --------
                                                                     5,448
                                                                  --------
INTERNET RETAIL--0.5%
FTD Group, Inc.                                          94,350      1,737

INTERNET SOFTWARE & SERVICES--5.3%
DealerTrack Holdings, Inc.(b)                           129,610      4,775
Digital River, Inc.(b)                                   78,520      3,553
j2 Global Communications, Inc.(b)                       133,990      4,676
WebSense, Inc.(b)                                       201,000      4,271
                                                                  --------
                                                                    17,275
                                                                  --------
INVESTMENT BANKING & BROKERAGE--0.5%
SWS Group, Inc.                                          68,170      1,474

                       See Notes to Financial Statements

                   PHOENIX INSIGHT SMALL-CAP OPPORTUNITY FUND


                                                                   VALUE
                                                        SHARES     (000)
                                                       --------   --------
IT CONSULTING & OTHER SERVICES--2.9%
Acxiom Corp.                                            195,850   $  5,180
Perot Systems Corp. Class A(b)                          248,150      4,229
                                                                  --------
                                                                     9,409
                                                                  --------
LEISURE PRODUCTS--0.4%
Steinway Musical Instruments, Inc.                       37,200      1,287

LIFE SCIENCES TOOLS & SERVICES--0.9%
Ventana Medical Systems, Inc.(b)                         37,490      2,897

MARINE--1.0%
Genco Shipping & Trading Ltd.                            76,840      3,170

METAL & GLASS CONTAINERS--2.4%
Greif, Inc. Class A                                      57,000      3,398
Silgan Holdings, Inc.(b)                                 82,140      4,540
                                                                  --------
                                                                     7,938
                                                                  --------
MULTI-LINE INSURANCE--1.2%
Horace Mann Educators Corp.                             183,240      3,892

OFFICE REITS--0.5%
PS Business Parks, Inc.                                  27,790      1,761

OFFICE SERVICES & SUPPLIES--1.3%
American Reprographics Co.(b)                           141,200      4,348

OIL & GAS DRILLING--2.8%
Grey Wolf, Inc.(b)                                      524,660      4,323
Parker Drilling Co.(b)                                  453,170      4,777
                                                                  --------
                                                                     9,100
                                                                  --------
OIL & GAS EQUIPMENT & SERVICES--1.2%
Trico Marine Services, Inc.(b)                           93,010      3,802

OIL & GAS REFINING & MARKETING--1.8%
Western Refining, Inc.                                  100,920      5,833

PAPER PACKAGING--0.9%
Rock-Tenn Co. Class A                                    96,550      3,063

PAPER PRODUCTS--1.5%
Buckeye Technologies, Inc.(b)                           208,690      3,228
Schweitzer-Mauduit International, Inc.                   59,450      1,843
                                                                  --------
                                                                     5,071
                                                                  --------
PERSONAL PRODUCTS--0.4%
Arden (Elizabeth), Inc.(b)                               56,350      1,367

PHARMACEUTICALS--1.1%
Bradley Pharmaceuticals, Inc.(b)                        122,430      2,658
KV Pharmaceutical Co. Class A(b)                         36,700      1,000
                                                                  --------
                                                                     3,658
                                                                  --------


                                                                   VALUE
                                                        SHARES     (000)
                                                       --------   --------
PROPERTY & CASUALTY INSURANCE--3.5%
Argonaut Group, Inc.                                     74,700   $  2,331
RLI Corp.                                                71,900      4,023
Safety Insurance Group, Inc.                             65,430      2,709
Zenith National Insurance Corp.                          50,000      2,354
                                                                  --------
                                                                    11,417
                                                                  --------
PUBLISHING--2.4%
Belo Corp. Class A                                      274,000      5,642
Journal Communications, Inc. Class A                    161,250      2,098
                                                                  --------
                                                                     7,740
                                                                  --------
RAILROADS--0.5%
Genesee & Wyoming, Inc. Class A(b)                       59,220      1,767

REGIONAL BANKS--5.1%
Central Pacific Financial Corp.                          64,750      2,137
East West Bancorp, Inc.                                  57,680      2,243
First Citizens BancShares, Inc. Class A                   8,470      1,647
Southwest Bancorp, Inc.                                  92,240      2,217
SVB Financial Group(b)                                  120,150      6,381
Texas Capital Banshares, Inc.(b)                         61,150      1,367
Wilshire Bancorp, Inc.                                   65,050        792
                                                                  --------
                                                                    16,784
                                                                  --------
RESIDENTIAL REITS--1.6%
Equity Lifestyle Properties, Inc.                       100,500      5,245

RESTAURANTS--1.7%
Jack in the Box, Inc.(b)                                 78,460      5,566

SEMICONDUCTOR EQUIPMENT--1.8%
ASE Test Ltd.(b)                                        202,340      2,847
Kulicke and Soffa Industries, Inc.(b)                   166,300      1,741
Photronics, Inc.(b)                                      94,450      1,406
                                                                  --------
                                                                     5,994
                                                                  --------
SEMICONDUCTORS--3.3%
AMIS Holdings, Inc.(b)                                  159,350      1,995
Amkor Technology, Inc.(b)                               381,750      6,013
Atheros Communications, Inc.(b)                          94,850      2,925
                                                                  --------
                                                                    10,933
                                                                  --------
SPECIALIZED CONSUMER SERVICES--0.3%
CPI Corp.                                                13,490        938

SPECIALIZED FINANCE--0.6%
Asta Funding, Inc.                                       50,910      1,956


                                                                   VALUE
                                                        SHARES     (000)
                                                       --------   --------
SPECIALIZED REITS--2.1%
Ashford Hospitality Trust, Inc.                         229,090   $  2,694
Highland Hospitality Corp.                               51,000        979
Nationwide Health Properties, Inc.                      112,680      3,065
                                                                  --------
                                                                     6,738
                                                                  --------
SPECIALTY CHEMICALS--2.4%
OM Group, Inc.(b)                                        61,030      3,230
Rockwood Holdings, Inc.(b)                              107,070      3,913
Sensient Technologies Corp.                              28,790        731
                                                                  --------
                                                                     7,874
                                                                  --------
TRUCKING--1.1%
Dollar Thrifty Automotive Group, Inc.(b)                 90,210      3,684

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Rural Cellular Corp. Class A(b)                           9,360        410
--------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $267,118)                                         313,186
--------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--1.8%

INTEGRATED TELECOMMUNICATION SERVICES--1.3%
Golden Telecom, Inc. (Russia)                            77,750      4,277

PHARMACEUTICALS--0.5%
Aspreva Pharmaceuticals Corp (Canada)(b)                 89,340      1,546
--------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $5,629)                                             5,823
--------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.2%
(IDENTIFIED COST $272,747)                                         319,009
--------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--2.5%

MONEY MARKET MUTUAL FUNDS--2.5%
AIM Short-Term Investments Liquid
  Assets Portfolio
  (seven-day effective yield 5.24%)                   2,651,000      2,651
Goldman Sachs Financial Square
  Funds--Money Market Fund
  (seven-day effective yield 5.19%)                   5,582,890      5,583
--------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $8,234)                                             8,234
--------------------------------------------------------------------------
TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $280,981)                                         327,243(a)

Other assets and liabilities, net--0.3%                              1,005
                                                                  --------
NET ASSETS--100.0%                                                $328,248
                                                                  ========


(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $54,731 and gross depreciation of $8,676 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $281,188.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

                       See Notes to Financial Statements

                      PHOENIX INSIGHT SMALL-CAP VALUE FUND


--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)                                         6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

             [GRAPH OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

            Financials                                              26%
            Consumer Discretionary                                  18
            Materials                                               13
            Energy                                                   9
            Industrials                                              9
            Information Technology                                   9
            Health Care                                              5
            Other (includes short-term investments)                 11


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)


                                                                   VALUE
                                                       SHARES      (000)
                                                      ---------   --------
DOMESTIC COMMON STOCKS--97.0%

AIRLINES--0.7%
SkyWest, Inc.                                            79,100   $  1,885

ALTERNATIVE CARRIERS--1.0%
Premiere Global Services, Inc.(b)                       200,700      2,613

APPAREL, ACCESSORIES & LUXURY GOODS--3.7%
Perry Ellis International, Inc.(b)                       84,450      2,717
UniFirst Corp.                                           33,900      1,493
Warnaco Group, Inc. (The)(b)                            145,800      5,736
                                                                  --------
                                                                     9,946
                                                                  --------
AUTO PARTS & EQUIPMENT--3.3%
Aftermarket Technology Corp.(b)                          57,500      1,707
Modine Manufacturing Co.                                 76,300      1,724
Sauer-Danfoss, Inc.                                      51,100      1,521
Tenneco, Inc.(b)                                        112,370      3,937
                                                                  --------
                                                                     8,889
                                                                  --------
BROADCASTING & CABLE TV--2.0%
Lin TV Corp. Class A(b)                                 120,400      2,265
Sinclair Broadcast Group, Inc. Class A                  230,400      3,276
                                                                  --------
                                                                     5,541
                                                                  --------
COAL & CONSUMABLE FUELS--0.9%
USEC, Inc.(b)                                           116,500      2,561

COMMODITY CHEMICALS--2.1%
Koppers Holdings, Inc.                                   53,500      1,802
Spartech Corp.                                          146,800      3,897
                                                                  --------
                                                                     5,699
                                                                  --------
COMPUTER STORAGE & PERIPHERALS--0.6%
Imation Corp.                                            42,900      1,581

CONSUMER FINANCE--1.0%
Advance America Cash Advance Centers, Inc.              146,300      2,595


                                                                   VALUE
                                                       SHARES      (000)
                                                      ---------   --------
DATA PROCESSING & OUTSOURCED SERVICES--0.5%
InfoUSA, Inc.                                           129,600   $  1,324

ELECTRIC UTILITIES--1.2%
El Paso Electric Co.(b)                                 137,900      3,387

ELECTRICAL COMPONENTS & EQUIPMENT--2.3%
Acuity Brands, Inc.                                      47,100      2,839
Woodward Governor Co.                                    65,000      3,489
                                                                  --------
                                                                     6,328
                                                                  --------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.1%
Littelfuse, Inc.(b)                                      87,500      2,955

ELECTRONIC MANUFACTURING SERVICES--1.7%
Methode Electronics, Inc.                               192,200      3,008
Nam Tai Electronics, Inc.                               143,100      1,706
                                                                  --------
                                                                     4,714
                                                                  --------
ENVIRONMENTAL & FACILITIES SERVICES--1.0%
ABM Industries, Inc.                                     46,200      1,192
Waste Connections, Inc.(b)                               54,600      1,651
                                                                  --------
                                                                     2,843
                                                                  --------
FOOD RETAIL--0.6%
Ingles Markets, Inc. Class A                             46,700      1,609

FOOTWEAR--1.1%
Wolverine World Wide, Inc.                              107,100      2,968

GAS UTILITIES--1.1%
Laclede Group, Inc. (The)                                32,700      1,043
Southwest Gas Corp.                                      61,200      2,069
                                                                  --------
                                                                     3,112
                                                                  --------
HEALTH CARE EQUIPMENT--0.4%
CONMED Corp.(b)                                          39,500      1,157

HEALTH CARE FACILITIES--1.6%
AmSurg Corp.(b)                                          94,600      2,284
Medcath Corp.(b)                                         62,000      1,971
                                                                  --------
                                                                     4,255
                                                                  --------


                                                                   VALUE
                                                       SHARES      (000)
                                                      ---------   --------
HEALTH CARE SERVICES--2.3%
Alliance Imaging, Inc.(b)                               221,700   $  2,082
Apria Healthcare Group, Inc.(b)                          79,100      2,276
Emergency Medical Services Corp.(b)                      48,800      1,909
                                                                  --------
                                                                     6,267
                                                                  --------
HEALTH CARE SUPPLIES--1.1%
West Pharmaceutical Services, Inc.                       61,200      2,886

HOTELS, RESORTS & CRUISE LINES--0.3%
Interstate Hotels & Resorts, Inc.(b)                    143,300        748

HOUSEHOLD APPLIANCES--1.0%
Helen of Troy Ltd.(b)                                    99,100      2,676

HOUSEWARES & SPECIALTIES--0.6%
Blyth, Inc.                                              60,900      1,619

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.6%
Labor Ready, Inc.(b)                                     67,100      1,551

HYPERMARKETS & SUPER CENTERS--1.1%
BJ's Wholesale Club, Inc.(b)                             80,100      2,886

INDUSTRIAL CONGLOMERATES--1.1%
Tredegar Corp.                                          140,100      2,984

INDUSTRIAL GASES--1.3%
Airgas, Inc.                                             72,800      3,487

INDUSTRIAL MACHINERY--0.9%
Columbus McKinnon Corp.(b)                               80,400      2,589

INTEGRATED TELECOMMUNICATION SERVICES--1.5%
Cincinnati Bell, Inc.(b)                                261,800      1,513
Consolidated Communications Holdings, Inc.               63,400      1,433
General Communication, Inc. Class A(b)                   80,200      1,027
                                                                  --------
                                                                     3,973
                                                                  --------

                       See Notes to Financial Statements

                      PHOENIX INSIGHT SMALL-CAP VALUE FUND


                                                                   VALUE
                                                       SHARES      (000)
                                                      ---------   --------
IT CONSULTING & OTHER SERVICES--2.7%
Acxiom Corp.                                            120,400   $  3,185
CIBER, Inc.(b)                                          199,700      1,633
SYKES Enterprises, Inc.(b)                              129,900      2,467
                                                                  --------
                                                                     7,285
                                                                  --------
LEISURE PRODUCTS--1.1%
RC2 Corp.(b)                                             78,300      3,133

MARINE--0.7%
Horizon Lines, Inc. Class A                              61,100      2,002

METAL & GLASS CONTAINERS--1.6%
AEP Industries, Inc.(b)                                  17,200        774
Silgan Holdings, Inc.(b)                                 64,900      3,588
                                                                  --------
                                                                     4,362
                                                                  --------
MOVIES & ENTERTAINMENT--0.8%
Lodgenet Entertainment Corp.(b)                          68,900      2,209

MULTI-LINE INSURANCE--1.3%
Horace Mann Educators Corp.                             164,600      3,496

OFFICE REITS--1.6%
Parkway Properties, Inc.                                 26,600      1,278
PS Business Parks, Inc.                                  50,200      3,181
                                                                  --------
                                                                     4,459
                                                                  --------
OFFICE SERVICES & SUPPLIES--0.5%
Knoll, Inc.                                              66,600      1,492

OIL & GAS DRILLING--2.5%
Grey Wolf, Inc.(b)                                      446,900      3,682
Parker Drilling Co.(b)                                  305,200      3,217
                                                                  --------
                                                                     6,899
                                                                  --------
OIL & GAS EQUIPMENT & SERVICES--1.9%
Hornbeck Offshore Services, Inc.(b)                      36,900      1,430
Universal Compression Holdings, Inc.(b)                  52,000      3,769
                                                                  --------
                                                                     5,199
                                                                  --------
OIL & GAS EXPLORATION & PRODUCTION--0.8%
Penn Virginia Corp.                                      51,900      2,086

OIL & GAS REFINING & MARKETING--1.8%
Western Refining, Inc.                                   86,700      5,011

OIL & GAS STORAGE & TRANSPORTATION--1.3%
Overseas Shipholding Group, Inc.                         44,250      3,602

PACKAGED FOODS & MEATS--1.0%
Lancaster Colony Corp.                                   63,300      2,652

PAPER PACKAGING--1.6%
Rock-Tenn Co. Class A                                   133,200      4,225

PAPER PRODUCTS--1.2%
Buckeye Technologies, Inc.(b)                           202,600      3,134

PERSONAL PRODUCTS--0.6%
Prestige Brands Holdings, Inc.(b)                       132,100      1,715


                                                                   VALUE
                                                       SHARES      (000)
                                                      ---------   --------
PROPERTY & CASUALTY INSURANCE--3.7%
American Physicians Capital, Inc.(b)                     32,700   $  1,324
LandAmerica Financial Group, Inc.                        48,000      4,631
RLI Corp.                                                53,300      2,982
SeaBright Insurance Holdings, Inc.(b)                    60,900      1,065
                                                                  --------
                                                                    10,002
                                                                  --------
PUBLISHING--2.5%
Belo Corp. Class A                                      205,800      4,237
Journal Communications, Inc. Class A                    198,700      2,585
                                                                  --------
                                                                     6,822
                                                                  --------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.1%
Jones Lang LaSalle, Inc.                                 25,700      2,917

REGIONAL BANKS--7.9%
AMCORE Financial, Inc.                                   42,500      1,232
Central Pacific Financial Corp.                          46,200      1,525
Chemical Financial Corp.                                 38,100        986
Chittenden Corp.                                         95,400      3,334
City Holding Co.                                         43,300      1,660
Hanmi Financial Corp.                                   132,200      2,255
Independent Bank Corp.                                   37,775        650
Irwin Financial Corp.                                    47,900        717
Nara Bancorp, Inc.                                       74,550      1,188
SVB Financial Group(b)                                   29,600      1,572
Trustmark Corp.                                          89,400      2,312
UMB Financial Corp.                                      27,400      1,010
United Bankshares, Inc.                                  62,300      1,981
United Community Banks, Inc.                             40,525      1,049
                                                                  --------
                                                                    21,471
                                                                  --------
RESTAURANTS--1.1%
Bob Evans Farms, Inc.                                    41,000      1,511
CEC Entertainment, Inc.(b)                               42,800      1,506
                                                                  --------
                                                                     3,017
                                                                  --------
RETAIL REITS--2.5%
National Retail Properties, Inc.                         63,700      1,392
Pennsylvania Real Estate Investment Trust                50,100      2,221
Ramco-Gershenson Properties Trust                        87,800      3,155
                                                                  --------
                                                                     6,768
                                                                  --------
SEMICONDUCTORS--1.2%
AMIS Holdings, Inc.(b)                                  191,500      2,397
Silicon Storage Technology, Inc.(b)                     236,700        883
                                                                  --------
                                                                     3,280
                                                                  --------
SPECIALIZED CONSUMER SERVICES--0.4%
Stewart Enterprises, Inc. Class A                       138,600      1,080


                                                                   VALUE
                                                       SHARES      (000)
                                                      ---------   --------
SPECIALIZED FINANCE--0.5%
Asset Acceptance Capital Corp.(b)                        74,200   $  1,313

SPECIALIZED REITS--3.8%
Ashford Hospitality Trust, Inc.                         250,100      2,941
Entertainment Properties Trust                           32,790      1,763
FelCor Lodging Trust, Inc.                              104,500      2,720
LTC Properties, Inc.                                     74,900      1,704
Nationwide Health Properties, Inc.                       43,400      1,181
                                                                  --------
                                                                    10,309
                                                                  --------
SPECIALTY CHEMICALS--2.3%
Rockwood Holdings, Inc.(b)                              128,300      4,689
Sensient Technologies Corp.                              64,700      1,643
                                                                  --------
                                                                     6,332
                                                                  --------
STEEL--3.1%
Chaparral Steel Co.                                      34,700      2,494
Commercial Metals Co.                                    69,700      2,354
Quanex Corp.                                             71,200      3,467
                                                                  --------
                                                                     8,315
                                                                  --------
TECHNOLOGY DISTRIBUTORS--0.3%
Tech Data Corp.(b)                                       22,500        865

THRIFTS & MORTGAGE FINANCE--1.5%
Downey Financial Corp.                                   27,000      1,782
First Niagara Financial Group, Inc.                     170,100      2,228
                                                                  --------
                                                                     4,010
                                                                  --------
TRUCKING--1.3%
Dollar Thrifty Automotive Group, Inc.(b)                 85,885      3,508

WIRELESS TELECOMMUNICATION SERVICES--1.1%
Rural Cellular Corp. Class A(b)                          70,800      3,102
--------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $231,712)                                         263,700
--------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--2.2%

COMPUTER STORAGE & PERIPHERALS--0.6%
Xyratex Ltd. (United States)(b)                          67,900      1,509

PROPERTY & CASUALTY INSURANCE--0.5%
United America Indemnity Ltd. Class A
  (United States)(b)                                     54,100      1,345

REINSURANCE--1.1%
Platinum Underwriters Holdings Ltd.
  (United States)                                        84,100      2,923
--------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $5,760)                                             5,777
--------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.2%
(IDENTIFIED COST $237,472)                                         269,477
--------------------------------------------------------------------------


                       See Notes to Financial Statements

                      PHOENIX INSIGHT SMALL-CAP VALUE FUND


                                                                   VALUE
                                                       SHARES      (000)
                                                      ---------   --------
SHORT-TERM INVESTMENTS--1.1%

MONEY MARKET MUTUAL FUNDS--1.1%
AIM Short-Term Investments Liquid
  Assets Portfolio (seven-day
  effective yield 5.24%)                              1,986,758   $  1,987
Goldman Sachs Financial Square
  Funds--Money Market Fund
  (seven-day effective yield 5.19%)                   1,034,808      1,035
--------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,022)                                             3,022
--------------------------------------------------------------------------
TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $240,494)                                         272,499(a)

Other assets and liabilities, net--(0.3)%                             (684)
                                                                  --------
NET ASSETS--100.0%                                                $271,815
                                                                  ========






(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $41,040 and gross depreciation of $9,357 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $240,816.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

                       See Notes to Financial Statements

                           PHOENIX INSIGHT BOND FUND


--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)                                         6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

             [GRAPH OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

            Agency Mortgage-Backed Securities                       33%
            Domestic Corporate Bonds                                30
            U.S. Government Securities                              18
            Foreign Corporate Bonds                                  6
            Non-Agency Mortgage-Backed Securities                    2
            Other (includes short-term investments)                 11


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)


                                                          PAR
                                                         VALUE     VALUE
                                                         (000)     (000)
                                                        -------   --------
U.S. GOVERNMENT SECURITIES--20.2%

U.S. TREASURY BONDS--1.5%
U.S. Treasury Bond 6.250% due 8/15/23                   $ 2,260   $  2,509

U.S. TREASURY NOTES--18.7%
U.S. Treasury Note
  4.875% due 5/15/09(e)                                  23,995     23,984
  4.875% due 6/30/12                                      5,535      5,520
  4.750% due 5/15/14                                      1,206      1,191
                                                                  --------
                                                                    30,695
--------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $33,325)                                           33,204
--------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--36.4%
FNMA
  5.000% due 2/1/37                                      16,700     15,661
  5.500% due 2/1/37                                      12,655     12,205
  5.000% due 3/1/37                                      15,415     14,444
FNMA TBA
  5.500% due 7/1/21(f)                                   17,875     17,607
--------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $61,613)                                           59,917
--------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--32.6%

ADVERTISING--0.5%
Affinion Group, Inc.
  10.125% due 10/15/13                                      500        536
  11.500% due 10/15/15                                      230        250
                                                                  --------
                                                                       786
                                                                  --------
AEROSPACE & DEFENSE--0.8%
Armor Holdings, Inc.
  8.250% due 8/15/13                                        250        265
L-3 Communications Corp.
  5.875% due 1/15/15                                        500        466
United Technologies Corp.
  4.875% due 5/1/15                                         640        606
                                                                  --------
                                                                     1,337
                                                                  --------


                                                          PAR
                                                         VALUE     VALUE
                                                         (000)     (000)
                                                        -------   --------
APPLICATION SOFTWARE--0.2%
Intuit, Inc.
  5.750% due 3/15/17                                    $   295   $    284

ASSET MANAGEMENT & CUSTODY BANKS--0.8%
Janus Capital Group, Inc.
  6.250% due 6/15/12                                        235        237
Mellon Capital IV
  6.244% due 12/20/49(c)                                  1,100      1,110
                                                                  --------
                                                                     1,347
                                                                  --------
AUTOMOBILE MANUFACTURERS--0.3%
DaimlerChrysler NA Holding Corp. (Germany)
  5.750% due 9/8/11(d)                                      425        426

AUTOMOTIVE RETAIL--0.3%
Hertz Corp. 8.875% due 1/1/14                               500        524

BROADCASTING & CABLE TV--1.5%
Charter Communications Holdings I LLC
  11.750% due 5/15/14(c)                                    260        257
Comcast Corp.
  4.950% due 6/15/16                                        460        422
  6.450% due 3/15/37                                        465        448
EchoStar DBS Corp.
  7.125% due 2/1/16                                         500        491
Time Warner Cable, Inc. 144A
  5.850% due 5/1/17(b)                                      685        667
United Artists Theatre Circuit, Inc.
  Series BD-1(h)
  9.300% due 7/1/15                                          21         21
Univision Communications, Inc. (PIK Interest
  Capitalization) 144A
  9.750% due 3/15/15(b)                                     245        243
                                                                  --------
                                                                     2,549
                                                                  --------
CASINOS & GAMING--0.7%
American Real Estate Partners LP/American
  Real Estate Finance Corp.
  7.125% due 2/15/13                                        400        388


                                                          PAR
                                                         VALUE     VALUE
                                                         (000)     (000)
                                                        -------   --------
CASINOS & GAMING--CONTINUED
MGM MIRAGE
  6.750% due 9/1/12                                     $   500   $    480
OED Corp./Diamond Jo LLC
  8.750% due 4/15/12                                        275        276
                                                                  --------
                                                                     1,144
                                                                  --------
COAL & CONSUMABLE FUELS--0.3%
Arch Western Finance LLC
  6.750% due 7/1/13                                         500        483

COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co.
  5.625% due 1/15/12                                        205        202
  6.125% due 1/15/17                                        205        200
                                                                  --------
                                                                       402
                                                                  --------
COMMODITY CHEMICALS--0.1%
Lyondell Chemical Co.
  6.875% due 6/15/17                                        170        165

COMMUNICATIONS EQUIPMENT--1.5%
Cisco Systems, Inc.
  5.440% due 2/20/09(c)                                   1,640      1,643
  5.500% due 2/22/16                                        745        727
Dycom Industries, Inc.
  8.125% due 10/15/15                                       165        172
                                                                  --------
                                                                     2,542
                                                                  --------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.1%
Trinity Industries, Inc.
  6.500% due 3/15/14                                        250        246

CONSTRUCTION MATERIALS--0.2%
Momentive Performance Materials, Inc. 144A(b)
  9.750% due 12/1/14                                        250        254
  11.500% due 12/1/16                                        75         76
                                                                  --------
                                                                       330
                                                                  --------
CONSUMER FINANCE--3.0%
American General Finance Corp.
  5.400% due 12/1/15                                        910        877

                       See Notes to Financial Statements

                           PHOENIX INSIGHT BOND FUND


                                                          PAR
                                                         VALUE     VALUE
                                                         (000)     (000)
                                                        -------   --------
CONSUMER FINANCE--CONTINUED
Capital One Financial Corp.
  5.700% due 9/15/11                                    $   405   $    403
  6.150% due 9/1/16                                         470        464
Ford Motor Credit Co. LLC
  8.625% due 11/1/10                                        500        508
  7.000% due 10/1/13                                        175        162
  8.000% due 12/15/16                                       180        173
GMAC LLC 6.750% due 12/1/14                                 845        810
Residential Capital LLC
  6.375% due 6/30/10                                      1,180      1,165
  6.500% due 4/17/13                                        360        348
                                                                  --------
                                                                     4,910
                                                                  --------
DEPARTMENT STORES--0.1%
Bon-Ton Stores, Inc. (The)
  10.250% due 3/15/14                                       220        224

DIVERSIFIED BANKS--0.4%
Wells Fargo & Co.
  5.125% due 9/15/16                                        655        624

DIVERSIFIED CAPITAL MARKETS--0.3%
UBS Preferred Funding Trust V
  6.243% due 5/15/49(c)                                     455        457

DIVERSIFIED CHEMICALS--0.1%
Huntsman International LLC
  7.875% due 11/15/14                                        80         86
  7.375% due 1/1/15                                          80         85
                                                                  --------
                                                                       171
                                                                  --------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.4%
FTI Consulting, Inc.
  7.750% due 10/1/16                                        220        226
Harland Clarke Holdings Corp. 144A(b)
  9.500% due 5/15/15                                         75         72
  10.106% due 5/15/15(c)                                     85         82
International Lease Finance Corp.
  5.625% due 9/20/13                                        240        239
                                                                  --------
                                                                       619
                                                                  --------
DIVERSIFIED METALS & MINING--0.3%
Freeport-McMoRan Copper & Gold, Inc. (Indonesia)
  8.375% due 4/1/17(d)                                      500        535

ELECTRIC UTILITIES--0.7%
Florida Power Corp.
  6.650% due 7/15/11                                        610        632
Nevada Power Co. Series R
  6.750% due 7/1/37                                         465        474
                                                                  --------
                                                                     1,106
                                                                  --------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.3%
Terra Capital, Inc. Series B
  7.000% due 2/1/17                                         110        107
Tronox Worldwide LLC/Tronox Finance Corp.
  9.500% due 12/1/12                                        325        340
                                                                  --------
                                                                       447
                                                                  --------


                                                          PAR
                                                         VALUE     VALUE
                                                         (000)     (000)
                                                        -------   --------
FOREST PRODUCTS--0.2%
Weyerhaeuser Co.
  6.950% due 8/1/17                                     $   330   $    338

GAS UTILITIES--0.2%
Atmos Energy Corp.
  6.350% due 6/15/17                                        355        358

HEALTH CARE DISTRIBUTORS--0.1%
McKesson Corp.
  5.250% due 3/1/13                                         190        185

HEALTH CARE FACILITIES--0.3%
Community Health Systems, Inc. 144A
  8.875% due 7/15/15(b)                                     245        249
HCA, Inc. 144A
  9.250% due 11/15/16(b)                                    250        267
                                                                  --------
                                                                       516
                                                                  --------
HEALTH CARE SERVICES--0.4%
Omnicare, Inc.
  6.875% due 12/15/15                                       445        425
Quest Diagnostics, Inc.
  6.400% due 7/1/17                                         285        287
                                                                  --------
                                                                       712
                                                                  --------
HOME FURNISHINGS--0.6%
Mohawk Industries, Inc.
  5.750% due 1/15/11                                        280        280
  6.125% due 1/15/16                                        685        678
                                                                  --------
                                                                       958
                                                                  --------
HYPERMARKETS & SUPER CENTERS--0.2%
Costco Wholesale Corp.
  5.500% due 3/15/17                                        325        317

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.4%
Midamerican Energy Co.
  5.650% due 7/15/12                                        280        280
  5.800% due 10/15/36                                       460        435
                                                                  --------
                                                                       715
                                                                  --------
INTEGRATED OIL & GAS--0.3%
ConocoPhillips Canada Funding Co.
  5.625% due 10/15/16                                       450        443

INTEGRATED TELECOMMUNICATION SERVICES--1.2%
BellSouth Corp.
  5.460% due 8/15/08(c)                                     410        410
Hughes Network Systems LLC/Hughes
  Network Systems Finance Corp.
  9.500% due 4/15/14                                        405        425
Qwest Corp.
  8.875% due 3/15/12                                        500        541
Qwest Corp. 144A
  6.500% due 6/1/17(b)                                      505        484
Telcordia Technologies, Inc. 144A
  10.000% due 3/15/13(b)                                    195        175
                                                                  --------
                                                                     2,035
                                                                  --------


                                                          PAR
                                                         VALUE     VALUE
                                                         (000)     (000)
                                                        -------   --------
INVESTMENT BANKING & BROKERAGE--0.3%
Lehman Brothers Holdings, Inc.
  5.500% due 4/4/16                                     $   455   $    442

LIFE & HEALTH INSURANCE--1.4%
Lincoln National Corp.
  6.050% due 4/20/17(c)                                      95         91
MetLife, Inc.
  6.400% due 12/15/36                                       630        583
Protective Life Secured Trust
  4.000% due 4/1/11                                       1,370      1,306
UnumProvident Finance Co. plc 144A
  6.850% due 11/15/15(b)                                    310        317
                                                                  --------
                                                                     2,297
                                                                  --------
METAL & GLASS CONTAINERS--0.6%
AEP Industries, Inc.
  7.875% due 3/15/13                                         50         50
Owens-Brockway Glass Container, Inc.
  8.875% due 2/15/09                                        879        899
                                                                  --------
                                                                       949
                                                                  --------
MOVIES & ENTERTAINMENT--0.6%
Time Warner, Inc.
  5.875% due 11/15/16                                       205        199
  6.500% due 11/15/36                                       195        185
WMG Holdings Corp.
  0% due 12/15/14(c)                                        750        574
                                                                  --------
                                                                       958
                                                                  --------
MULTI-LINE INSURANCE--1.0%
Genworth Financial, Inc.
  6.150% due 11/15/66(c)                                    285        270
Genworth Global Funding Trust
  5.125% due 3/15/11                                        920        908
Loews Corp.
  5.250% due 3/15/16                                        460        441
                                                                  --------
                                                                     1,619
                                                                  --------
MULTI-UTILITIES--0.2%
Aquila, Inc.
  14.875% due 7/1/12                                        195        250

OFFICE REITS--0.1%
Duke Realty LP
  5.625% due 8/15/11                                        150        150

OFFICE SERVICES & SUPPLIES--0.2%
IKON Office Solutions, Inc.
  7.750% due 9/15/15                                        325        332

OIL & GAS EQUIPMENT & SERVICES--0.1%
Seitel, Inc. 144A
  9.750% due 2/15/14(b)                                     180        179

OIL & GAS EXPLORATION & PRODUCTION--1.2%
Apache Corp. 6.000% due 1/15/37                             360        343
Chesapeake Energy Corp. 6.625% due 1/15/16                  750        726
Pioneer Natural Resources Co.
  6.650% due 3/15/17                                        220        209
  6.875% due 5/1/18                                         305        291
Plains Exploration & Production Co.
  7.000% due 3/15/17                                        170        162


                       See Notes to Financial Statements

                           PHOENIX INSIGHT BOND FUND


                                                          PAR
                                                         VALUE     VALUE
                                                         (000)     (000)
                                                        -------   --------
OIL & GAS EXPLORATION & PRODUCTION--CONTINUED
Pogo Producing Co.
  6.875% due 10/1/17                                    $   250   $    249
                                                                  --------
                                                                     1,980
                                                                  --------
OIL & GAS REFINING & MARKETING--0.4%
Valero Energy Corp.
  6.125% due 6/15/17                                        610        608

OIL & GAS STORAGE & TRANSPORTATION--0.9%
Atlas Pipeline Partners LP
  8.125% due 12/15/15                                       250        250
Enbridge Energy Partners LP
  5.875% due 12/15/16                                       230        225
Kinder Morgan Energy Partners LP
  7.300% due 8/15/33                                        425        444
Pacific Energy Partners LP/Pacific
  Energy Finance Corp.
  6.250% due 9/15/15                                        250        246
SemGroup LP 144A
  8.750% due 11/15/15(b)                                    375        379
                                                                  --------
                                                                     1,544
                                                                  --------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.6%
Bank of America Corp.
  5.750% due 8/15/16                                        715        706
Citigroup, Inc.
  5.000% due 9/15/14                                        550        523
General Electric Capital Corp.
  4.875% due 10/21/10                                     1,390      1,368
                                                                  --------
                                                                     2,597
                                                                  --------
PACKAGED FOODS & MEATS--0.2%
Pilgrim's Pride Corp.
  8.375% due 5/1/17                                         275        274

PAPER PRODUCTS--0.5%
Exopac Holding Corp.
  11.250% due 2/1/14                                        500        530
Mercer International, Inc.
  9.250% due 2/15/13                                        250        245
                                                                  --------
                                                                       775
                                                                  --------
PHARMACEUTICALS--0.6%
Wyeth
  5.500% due 3/15/13                                        920        910

PRECIOUS METALS & MINERALS--0.1%
PNA Group, Inc. 144A
  10.750% due 9/1/16(b)                                     225        246

PROPERTY & CASUALTY INSURANCE--0.7%
Chubb Corp.
  6.375% due 3/29/37(c)                                     325        318
CNA Financial Corp.
  6.500% due 8/15/16                                        865        872
                                                                  --------
                                                                     1,190
                                                                  --------
PUBLISHING--0.5%
Idearc, Inc.
  8.000% due 11/15/16                                       260        264
Primedia, Inc.
  8.875% due 5/15/11                                        250        258
  8.000% due 5/15/13                                        315        333
                                                                  --------
                                                                       855
                                                                  --------


                                                          PAR
                                                         VALUE     VALUE
                                                         (000)     (000)
                                                        -------   --------
RAILROADS--0.2%
Burlington Northern Santa Fe Corp.
  6.150% due 5/1/37                                     $   300   $    292

REAL ESTATE MANAGEMENT & DEVELOPMENT--1.2%
Colonial Realty LP
  6.050% due 9/1/16                                         370        368
Realogy Corp. 144A
  7.500% due 10/15/16(b)                                  1,630      1,630
                                                                  --------
                                                                     1,998
                                                                  --------
RESIDENTIAL REITS--1.0%
Archstone-Smith Trust
  5.750% due 3/15/16                                        550        547
AvalonBay Communities, Inc.
  5.750% due 9/15/16                                        265        261
ERP Operating LP
  5.375% due 8/1/16                                         475        456
  5.750% due 6/15/17                                        320        314
                                                                  --------
                                                                     1,578
                                                                  --------
RETAIL REITS--0.3%
Simon Property Group LP
  5.600% due 9/1/11                                         520        520

SEMICONDUCTORS--0.1%
Freescale Semiconductor, Inc. 144A(b)
  8.875% due 12/15/14                                       160        154
  10.125% due 12/15/16                                      100         94
                                                                  --------
                                                                       248
                                                                  --------
SPECIALIZED CONSUMER SERVICES--0.2%
Vertrue, Inc.
  9.250% due 4/1/14                                         295        327

SPECIALIZED REITS--0.1%
Felcor Lodging LP
  7.260% due 12/1/11(c)                                     150        151
Ventas Realty LP/Ventas Capital Corp.
  6.750% due 4/1/17                                          90         89
                                                                  --------
                                                                       240
                                                                  --------
STEEL--0.3%
Gibraltar Industries, Inc. Series B
  8.000% due 12/1/15                                        500        493

TOBACCO--0.6%
Reynolds American, Inc.
  7.300% due 7/15/15                                        750        780
  7.750% due 6/1/18                                         245        262
                                                                  --------
                                                                     1,042
                                                                  --------
TRUCKING--0.2%
Avis Budget Car Rental LLC/Avis
  Budget Finance, Inc.
  7.750% due 5/15/16                                        365        374

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Sprint Nextel Corp.
  6.000% due 12/1/16                                        285        270
--------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $54,062)                                           53,772
--------------------------------------------------------------------------

                                                          PAR
                                                         VALUE     VALUE
                                                         (000)     (000)
                                                        -------   --------
NON-AGENCY MORTGAGE-BACKED SECURITIES--1.8%
Countrywide Alternative Loan Trust 06-0A12, M8
  7.570% due 9/20/46(c)                                 $ 3,997   $  2,963
DLJ Mortgage Acceptance Corp. 96-M, 1 144A
  0% due 11/28/11(b) (c) (g)                                 17         14
--------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $3,941)                                             2,977
--------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--6.5%

CANADA--1.4%
Canadian Natural Resources Ltd.
  6.500% due 2/15/37                                        580        569
Norampac, Inc.
  6.750% due 6/1/13                                         200        192
Russel Metals, Inc.
  6.375% due 3/1/14                                         340        328
Suncor Energy, Inc.
  6.500% due 6/15/38                                        760        764
Trans-Canada Pipelines Ltd.
  6.350% due 5/15/67(c)                                     195        187
Xstrata Finance Ltd. 144A
  5.800% due 11/15/16(b)                                    295        287
                                                                  --------
                                                                     2,327
                                                                  --------
CHINA--0.2%
NXP BV/NXP Funding LLC
  7.875% due 10/15/14                                        90         89
  9.500% due 10/15/15                                       225        223
                                                                  --------
                                                                       312
                                                                  --------
ITALY--0.2%
Telecom Italia Capital S.A.
  5.250% due 10/1/15                                        285        265

JAPAN--0.9%
MUFG Capital Finance 1 Ltd.
  6.346% due 7/29/49(c)                                     925        909
Resona Bank Ltd. 144A
  5.850% due 9/29/49(b) (c)                                 640        612
                                                                  --------
                                                                     1,521
                                                                  --------
NETHERLANDS--0.5%
ING Groep N.V.
  5.775% due 12/29/49(c)                                    910        878

SINGAPORE--0.2%
Avago Technologies Finance Pte/Avago
  Technologies US/Avago Technologies Wireless
  10.125% due 12/1/13                                       230        246

SPAIN--0.9%
Santander Issuances S.A. 144A
  5.911% due 6/20/16(b)                                     675        678
Telefonica Emisiones SAU
  5.984% due 6/20/11                                        820        828
                                                                  --------
                                                                     1,506
                                                                  --------


                       See Notes to Financial Statements

                           PHOENIX INSIGHT BOND FUND


                                                          PAR
                                                         VALUE     VALUE
                                                         (000)     (000)
                                                        -------   --------
SWITZERLAND--0.3%
Credit Suisse Guernsey Ltd.
  5.860% due 11/15/49(c)                                $   540   $    520

UNITED KINGDOM--0.7%
HBOS plc 144A
  6.657% due 11/21/49(b) (c)                                700        671
Ineos Group Holdings plc 144A
  8.500% due 2/15/16(b)                                     250        246
Virgin Media Finance plc
  9.125% due 8/15/16                                        265        279
                                                                  --------
                                                                     1,196
                                                                  --------
UNITED STATES--1.2%
Shell International Finance BV
  5.625% due 6/27/11                                        325        328
Stratos Global Corp.
  9.875% due 2/15/13                                        340        363
Teva Pharmaceutical Finance LLC
  6.150% due 2/1/36                                         550        514
WEA Finance LLC/WCI Finance LLC 144A
  5.700% due 10/1/16(b)                                     690        678
                                                                  --------
                                                                     1,883
--------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $10,766)                                           10,654
--------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.5%
(IDENTIFIED COST $163,707)                                         160,524
--------------------------------------------------------------------------


                                                          PAR
                                                         VALUE     VALUE
                                                         (000)     (000)
                                                        -------   --------
SHORT-TERM INVESTMENTS--12.6%

FEDERAL AGENCY SECURITIES(i)--12.6%
FHLB
  4.800% due 7/2/07                                     $   200   $    200
  5.120% due 7/27/07                                      1,800      1,793
FNMA
  5.120% due 8/10/07                                     18,800     18,693
--------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $20,686)                                           20,686
--------------------------------------------------------------------------
TOTAL INVESTMENTS--110.1%
(IDENTIFIED COST $184,393)                                         181,210(a)

Other assets and liabilities, net--(10.1)%                         (16,603)
                                                                  --------
NET ASSETS--100.0%                                                $164,607
                                                                  ========






(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $195 and gross depreciation of $3,583 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $184,598.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to a value of $8,754 (reported in 000's) or 5.3% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, or in the header, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(e)  All or a portion segregated as collateral for a when-issued security.
(f)  When-issued security.
(g) Illiquid and restricted security. At June 30, 2007, this security amounted to a value of $14 (reported in 000's) or 0% of net assets. For acquisition information, see Note 6, "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(h)  Illiquid security.
(i)  The rate shown is the discount rate.


                       See Notes to Financial Statements

                      PHOENIX INSIGHT HIGH YIELD BOND FUND


--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)                                         6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

             [GRAPH OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

            Domestic Corporate Bonds                                87%
            Foreign Corporate Bonds                                  9
            Other (includes short-term investments)                  4


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)


                                                           PAR
                                                          VALUE     VALUE
                                                          (000)     (000)
                                                         ------    -------
DOMESTIC CORPORATE BONDS--85.0%

ADVERTISING--1.9%
Affinion Group, Inc.
  10.125% due 10/15/13                                   $  300    $   322
  11.500% due 10/15/15                                      715        776
                                                                   -------
                                                                     1,098
                                                                   -------
AEROSPACE & DEFENSE--1.4%
Armor Holdings, Inc.
  8.250% due 8/15/13                                        355        375
L-3 Communications Corp.
  5.875% due 1/15/15                                        435        406
                                                                   -------
                                                                       781
                                                                   -------
AUTOMOTIVE RETAIL--1.0%
Hertz Corp. 8.875% due 1/1/14                               540        566

BROADCASTING & CABLE TV--4.5%
Charter Communications Holdings I LLC(c)
  13.500% due 1/15/14                                       330        340
  11.750% due 5/15/14                                       490        484
EchoStar DBS Corp.
  6.625% due 10/1/14                                        190        182
  7.125% due 2/1/16                                         605        594
United Artists Theatre Circuit, Inc. Series 95-A
  9.300% due 7/1/15(e)                                      186        187
United Artists Theatre Circuit, Inc. Series BD-1
  9.300% due 7/1/15                                          18         19
Univision Communications, Inc.
  (PIK Interest Capitalization) 144A
  9.750% due 3/15/15(b)                                     790        784
                                                                   -------
                                                                     2,590
                                                                   -------
BUILDING PRODUCTS--0.6%
Goodman Global Holdings, Inc. Series B
  8.360% due 6/15/12(c)                                     330        333


                                                           PAR
                                                          VALUE     VALUE
                                                          (000)     (000)
                                                         ------    -------
CASINOS & GAMING--4.7%
American Casino & Entertainment Properties LLC
  7.850% due 2/1/12                                      $   85    $    88
American Real Estate Partners LP/American
  Real Estate Finance Corp.
  8.125% due 6/1/12                                         650        656
  7.125% due 2/15/13                                         60         58
Caesars Entertainment, Inc.
  8.125% due 5/15/11                                        245        257
MGM Mirage, Inc.
  6.750% due 4/1/13                                         125        119
  7.500% due 6/1/16                                         235        224
  7.625% due 1/15/17                                        875        837
OED Corp./Diamond Jo LLC
  8.750% due 4/15/12                                        490        492
                                                                   -------
                                                                     2,731
                                                                   -------
CATALOG RETAIL--1.7%
Harry & David Operations Corp.
  10.360% due 3/1/12(c)                                     485        492
  9.000% due 3/1/13                                         490        500
                                                                   -------
                                                                       992
                                                                   -------
COMMODITY CHEMICALS--1.6%
Lyondell Chemical Co.
  8.000% due 9/15/14                                         75         77
  8.250% due 9/15/16                                        615        646
  6.875% due 6/15/17                                        180        175
                                                                   -------
                                                                       898
                                                                   -------
COMMUNICATIONS EQUIPMENT--1.3%
Dycom Industries, Inc. 8.125% due 10/15/15                  712        744

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.4%
Trinity Industries, Inc. 6.500% due 3/15/14                 245        241


                                                           PAR
                                                          VALUE     VALUE
                                                          (000)     (000)
                                                         ------    -------
CONSTRUCTION MATERIALS--1.7%
Momentive Performance Materials, Inc. 144A(b)
  9.750% due 12/1/14                                     $  615    $   624
  11.500% due 12/1/16                                       335        340
                                                                   -------
                                                                       964
                                                                   -------
CONSUMER FINANCE--5.8%
Ford Motor Credit Co. LLC
  7.375% due 2/1/11                                          40         39
  9.875% due 8/10/11                                        110        116
  7.000% due 10/1/13                                        810        751
  8.000% due 12/15/16                                       585        561
GMAC LLC
  6.750% due 12/1/14                                      1,145      1,098
  8.000% due 11/1/31                                        740        757
                                                                   -------
                                                                     3,322
                                                                   -------
DEPARTMENT STORES--1.6%
Bon-Ton Stores, Inc. (The)
  10.250% due 3/15/14                                       930        946

DIVERSIFIED CHEMICALS--1.1%
Huntsman International LLC
  7.875% due 11/15/14                                       300        323
  7.375% due 1/1/15                                         300        316
                                                                   -------
                                                                       639
                                                                   -------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--3.2%
FTI Consulting, Inc.
  7.750% due 10/1/16                                        235        241
Harland Clarke Holdings Corp. 144A(b)
  9.500% due 5/15/15                                        450        433
  10.106% due 5/15/15(c)                                    370        358
Rental Services
  8.860% due 1/2/17                                         796        804
                                                                   -------
                                                                     1,836
                                                                   -------


                       See Notes to Financial Statements

                      PHOENIX INSIGHT HIGH YIELD BOND FUND


                                                           PAR
                                                          VALUE     VALUE
                                                          (000)     (000)
                                                         ------    -------
DIVERSIFIED METALS & MINING--1.5%
Freeport-McMoRan Copper & Gold, Inc. (Indonesia)
  8.375% due 4/1/17(d)                                   $  800    $   856

ELECTRIC UTILITIES--0.6%
Reliant Energy, Inc.
  6.750% due 12/15/14                                       250        256
  7.875% due 6/15/17                                         95         93
                                                                   -------
                                                                       349
                                                                   -------
FERTILIZERS & AGRICULTURAL CHEMICALS--2.0%
Tronox Worldwide LLC/Tronox Finance Corp.
  9.500% due 12/1/12                                      1,125      1,178

FOOD RETAIL--0.6%
Stater Brothers Holdings, Inc.
  8.125% due 6/15/12                                        325        329

HEALTH CARE FACILITIES--3.9%
Community Health Systems, Inc. 144A
  8.875% due 7/15/15(b)                                   1,100      1,120
HCA, Inc. 144A 9.250% due 11/15/16(b)                       515        550
US Oncology Holdings, Inc.
  (PIK Interest Capitalization) 144A
  9.797% due 3/15/12(b)                                     575        568
                                                                   -------
                                                                     2,238
                                                                   -------
HEALTH CARE SERVICES--0.7%
Omnicare, Inc.
  6.875% due 12/15/15                                       440        420

INTEGRATED TELECOMMUNICATION SERVICES--5.7%
Hughes Network Systems LLC/Hughes
  Network Systems Finance Corp.
  9.500% due 4/15/14                                        845        887
Qwest Corp. 144A
  6.500% due 6/1/17(b)                                    1,705      1,633
Telcordia Technologies, Inc. 144A(b)
  9.110% due 7/15/12(c)                                     235        233
  10.000% due 3/15/13                                       500        447
Windstream Corp.
  7.000% due 3/15/19                                         80         77
                                                                   -------
                                                                     3,277
                                                                   -------
METAL & GLASS CONTAINERS--1.0%
AEP Industries, Inc.
  7.875% due 3/15/13                                        585        588

MOVIES & ENTERTAINMENT--1.0%
WMG Holdings Corp.
  0% due 12/15/14(c)                                        748        572

OFFICE SERVICES & SUPPLIES--1.5%
IKON Office Solutions, Inc.
  7.750% due 9/15/15                                        860        880

OIL & GAS EQUIPMENT & SERVICES--1.3%
Complete Production Service, Inc. 144A
  8.000% due 12/15/16(b)                                    140        142


                                                           PAR
                                                          VALUE     VALUE
                                                          (000)     (000)
                                                         ------    -------
OIL & GAS EQUIPMENT & SERVICES--CONTINUED
Seitel, Inc. 144A
  9.750% due 2/15/14(b)                                  $  630    $   627
                                                                   -------
                                                                       769
                                                                   -------
OIL & GAS EXPLORATION & PRODUCTION--4.3%
Chesapeake Energy Corp.
  6.625% due 1/15/16                                        590        571
Pioneer Natural Resource Co.
  6.650% due 3/15/17                                        160        152
  6.875% due 5/1/18                                         930        886
Plains Exploration & Production Co.
  7.000% due 3/15/17                                        335        319
Pogo Producing Co.
   6.875% due 10/1/17                                       550        549
                                                                   -------
                                                                     2,477
                                                                   -------
OIL & GAS REFINING & MARKETING--2.0%
Giant Industries, Inc.
  8.000% due 5/15/14                                      1,080      1,169

OIL & GAS STORAGE & TRANSPORTATION--2.0%
Atlas Pipeline Partners LP
  8.125% due 12/15/15                                       215        216
SemGroup LP 144A
  8.750% due 11/15/15(b)                                    905        914
                                                                   -------
                                                                     1,130
                                                                   -------
PACKAGED FOODS & MEATS--2.0%
Pilgrim's Pride Corp.
  9.625% due 9/15/11                                        435        452
  7.625% due 5/1/15                                         180        181
  8.375% due 5/1/17                                         535        532
                                                                   -------
                                                                     1,165
                                                                   -------
PAPER PRODUCTS--3.6%
Exopac Holding Corp.
  11.250% due 2/1/14                                        895        949
Mercer International, Inc.
  9.250% due 2/15/13                                        850        834
Verso Paper Holdings LLC/Verso Paper,
  Inc. 144A
  11.375% due 8/1/16(b)                                     255        273
                                                                   -------
                                                                     2,056
                                                                   -------
PRECIOUS METALS & MINERALS--1.2%
PNA Group, Inc. 144A
  10.750% due 9/1/16(b)                                     657        719

PUBLISHING--2.9%
Idearc, Inc.
  8.000% due 11/15/16                                     1,005      1,020
Primedia, Inc.
  8.875% due 5/15/11                                        235        242
  8.000% due 5/15/13                                        395        418
                                                                   -------
                                                                     1,680
                                                                   -------
REAL ESTATE MANAGEMENT & DEVELOPMENT--3.4%
Realogy Corp. 144A
  7.500% due 10/15/16(b)                                  1,950      1,950


                                                           PAR
                                                          VALUE     VALUE
                                                          (000)     (000)
                                                         ------    -------
SEMICONDUCTORS--1.7%
Freescale Semiconductor, Inc. 144A(b)
  8.875% due 12/15/14                                    $  730    $   701
  10.125% due 12/15/16                                      275        260
                                                                   -------
                                                                       961
                                                                   -------
SPECIALIZED CONSUMER SERVICES--2.0%
Vertrue, Inc.
  9.250% due 4/1/14                                       1,045      1,159

SPECIALIZED FINANCE--0.3%
PNA Intermediate Holding Corp. 144A
  12.360% due 2/15/13(b) (c)                                155        157

SPECIALIZED REITS--2.0%
Felcor Lodging LP
  8.500% due 6/1/11                                         385        407
Ventas Realty LP/Ventas Capital Corp.
  6.750% due 4/1/17                                         760        754
                                                                   -------
                                                                     1,161
                                                                   -------
STEEL--1.6%
Gibraltar Industries, Inc. Series B
  8.000% due 12/1/15                                        960        946

TOBACCO--2.3%
Reynolds American, Inc.
  7.300% due 7/15/15                                        625        650
  7.625% due 6/1/16                                         245        261
  6.750% due 6/15/17                                        390        397
  7.750% due 6/1/18                                          45         48
                                                                   -------
                                                                     1,356
                                                                   -------
TRUCKING--1.4%
Avis Budget Car Rental LLC/Avis
  Budget Finance, Inc.
  7.750% due 5/15/16                                        785        805
--------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $49,169)                                           49,028
--------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--9.0%

CANADA--3.4%
Cascades, Inc.
  7.250% due 2/15/13                                        860        841
CHC Helicopter Corp.
  7.375% due 5/1/14                                         605        579
Russel Metals, Inc.
  6.375% due 3/1/14                                         565        545
                                                                   -------
                                                                     1,965
                                                                   -------
CHINA--1.0%
NXP BV/NXP Funding LLC
  7.875% due 10/15/14                                       290        287
  9.500% due 10/15/15                                       270        267
                                                                   -------
                                                                       554
                                                                   -------


                       See Notes to Financial Statements

                      PHOENIX INSIGHT HIGH YIELD BOND FUND


                                                           PAR
                                                          VALUE     VALUE
                                                          (000)     (000)
                                                         ------    -------
SINGAPORE--0.7%
Avago Technologies Finance Pte/Avago
  Technologies US/Avago Technologies Wireless
  10.125% due 12/1/13                                    $  385    $   412

SOUTH KOREA--0.1%
Hynix Semiconductor, Inc. 144A
  7.875% due 6/27/17(b)                                      55         55

UNITED KINGDOM--2.1%
Ineos Group Holdings plc 144A
  8.500% due 2/15/16(b)                                     625        614
Virgin Media Finance plc
  9.125% due 8/15/16                                        538        566
                                                                   -------
                                                                     1,180
                                                                   -------
UNITED STATES--1.7%
Stratos Global Corp.
  9.875% due 2/15/13                                        927        989
--------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $5,093)                                             5,155
--------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--94.0%
(IDENTIFIED COST $54,262)                                           54,183
--------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--3.3%

FEDERAL AGENCY SECURITIES(f)--3.3%
FHLB
  4.800% due 7/2/07                                       1,900      1,900
--------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,900)                                             1,900
--------------------------------------------------------------------------
TOTAL INVESTMENTS--97.3%
(IDENTIFIED COST $56,162)                                           56,083(a)

Other assets and liabilities, net--2.7%                              1,578
                                                                   -------
NET ASSETS--100.0%                                                 $57,661
                                                                   =======







(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $586 and gross depreciation of $759 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $56,256.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to a value of $13,502 (reported in 000's) or 23.4% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted paranthetically or in the header, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(e)  Illiquid security.
(f)  The rate shown is the discount rate.

                       See Notes to Financial Statements

               PHOENIX INSIGHT INTERMEDIATE GOVERNMENT BOND FUND


--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)                                         6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

             [GRAPH OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

            Agency Mortgage-Backed Securities                       45%
            Agency Non-Mortgage-Backed Securities                   32
            U.S. Government Securities                              13
            Asset-Backed Securities                                  6
            Other (includes short-term investments)                  4


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)


                                                         PAR
                                                        VALUE       VALUE
                                                        (000)       (000)
                                                       --------    -------
U.S. GOVERNMENT SECURITIES--12.8%

U.S. TREASURY NOTES--12.8%
U.S. Treasury Note
  4.375% due 11/15/08                                  $    860    $   853
  3.500% due 8/15/09                                        500        486
  4.625% due 2/29/12                                        228        225
  4.000% due 2/15/14                                        263        249
  4.875% due 8/15/16                                        905        894
--------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $2,731)                                             2,707
--------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--44.5%
FHLMC 202 (Interest Only)
  6.500% due 4/1/29                                         103         26
FNMA
  11.000% due 12/1/15                                        82         88
  6.500% due 5/1/36                                         468        473
FNMA 01-T2 A
  5.780% due 11/25/10                                     1,298      1,305
FNMA 02-73 OE
  5.000% due 11/25/17                                     1,200      1,154
FNMA 02-T3 B
  5.763% due 12/25/11                                     2,000      2,031
FNMA 04-15 AB
  4.000% due 9/25/17                                        484        464
FNMA 97-20 (Interest Only)
  1.840% due 3/25/27(c)                                     807         42
GNMA
  9.000% due 8/15/09                                         81         82
  9.000% due 5/15/16                                          1          1
  8.000% due 3/15/23                                         11         12
  7.000% due 8/15/23                                         89         92
  6.125% due 10/20/25(c)                                      8          8
  8.000% due 11/15/26                                        94         99
  5.500% due 1/15/33                                        581        566
GNMA 02-53 B
  5.552% due 5/16/26                                         93         93
GNMA 03-5 A
  3.202% due 4/16/19                                        889        878
GNMA 03-88 CA
  4.746% due 1/16/30                                        375        364


                                                         PAR
                                                        VALUE       VALUE
                                                        (000)       (000)
                                                       --------    -------
GNMA 04-45 A
  4.020% due 12/16/21                                  $    806    $   787
GNMA 04-78 C
  4.658% due 4/16/29                                        250        238
GNMA 05-9 A
  4.026% due 5/16/22                                        255        250
GNMA 06-63 A
  4.255% due 2/16/32                                        386        374
--------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $9,812)                                             9,427
--------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--31.2%
FFCB
  4.750% due 5/7/10                                         550        543
FHLB
  5.500% due 7/15/36                                        480        472
FHLMC
  4.875% due 2/9/10                                         500        496
FNMA
  6.250% due 2/1/11                                         750        775
  6.000% due 5/15/11                                      1,000      1,026
Israel Government AID Bond
  5.500% due 9/18/23                                      1,500      1,488
Peru Government AID Bond
  9.980% due 8/1/08                                         510        523
Rowan Cos., Inc.
  6.150% due 7/1/10                                       1,284      1,298
--------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $6,592)                                             6,621
--------------------------------------------------------------------------

ASSET-BACKED SECURITIES--6.1%
AEP Texas Central Transition Funding LLC 06-A, A5
  5.306% due 7/1/20                                         250        237
Citibank Credit Card Issuance Trust 06-A5
  5.300% due 5/20/11                                        210        210
MBNA Credit Card Master Note Trust 05-A7
  4.300% due 2/15/11                                        480        475


                                                         PAR
                                                        VALUE       VALUE
                                                        (000)       (000)
                                                       --------    -------
World Omni Auto Receivables Trust 06-B, A3
  5.150% due 11/15/10                                  $    380    $   379
--------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,320)                                             1,301
--------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--0.4%
Contimortgage Home Equity Trust 97-4, A7
  6.630% due 9/15/16                                         40         40
Structured Assets Securities Corp. 98-RF3, A
  (Interest Only) 144A
  6.100% due 6/15/28(b)(d)                                  583         48
--------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $152)                                                  88
--------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.0%
(IDENTIFIED COST $20,607)                                           20,144
--------------------------------------------------------------------------

                                                        SHARES
                                                       --------
SHORT-TERM INVESTMENTS--4.0%

MONEY MARKET MUTUAL FUNDS--4.0%
Goldman Sachs Financial Square
  Funds--Treasury Obligations Fund
  (seven-day effective yield 4.89%)                     790,332        790
JPMorgan Prime Money Market Fund
  (seven-day effective yield 5.18%)                      67,961         68
--------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $858)                                                 858
--------------------------------------------------------------------------
TOTAL INVESTMENTS--99.0%
(IDENTIFIED COST $21,465)                                           21,002(a)

Other assets and liabilities, net--1.0%                                202
                                                                   -------
NET ASSETS--100.0%                                                 $21,204
                                                                   =======

                       See Notes to Financial Statements

(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $99 and gross depreciation of $562 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $21,465.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to a value of $48 (reported in 000's) or 0.2% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Illiquid and restricted security. At June 30, 2007, this security amounted to a value of $48 (reported in 000's) or 0.2% of net assets. For acquisition information, see Note 6, "Illiquid and Restricted Securities" in the Notes to Financial Statements.














                       See Notes to Financial Statements

               PHOENIX INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND


--------------------------------------------------------------------------------
 STATE WEIGHTINGS (UNAUDITED)                                           6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

             [GRAPH OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

            Illinois                                                15%
            Ohio                                                    12
            Alabama                                                  9
            Michigan                                                 9
            New York                                                 8
            Texas                                                    7
            California                                               6
            Other (includes short-term investments)                 34


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)


                                                         PAR
                                                        VALUE      VALUE
                                                        (000)      (000)
                                                       --------   --------
MUNICIPAL BONDS(c)--99.6%

ALABAMA--9.2%
Alabama Drinking Water Finance Authority
  Series A (AMBAC Insured)
  5.000% due 8/15/14                                   $  2,875   $  2,980
Jefferson County Limited Obligation Series A
  5.250% due 1/1/17                                       6,000      6,320
Jefferson County Limited Obligation Series A
  5.500% due 1/1/21                                       2,415      2,569
Marshall County Health Care Authority Series A
  6.250% due 1/1/22                                         770        830
Mobile Water & Sewer Commissioners (MBIA Insured)
  5.000% due 1/1/25                                       4,720      4,902
                                                                  --------
                                                                    17,601
                                                                  --------
ALASKA--0.5%
State of Alaska Sport Fishing (CIFG Insured)
  5.000% due 4/1/17                                       1,000      1,015

ARIZONA--2.7%
Glendale Water & Sewer (FGIC Insured)
  5.500% due 7/1/09                                       5,000      5,156

ARKANSAS--0.9%
City of Springdale (FSA Insured)
  5.000% due 7/1/20                                       1,750      1,820

CALIFORNIA--6.1%
California State Economic Recovery Series A
  5.000% due 7/1/16                                       5,000      5,188
California State Public Works (MBIA Insured)
  5.000% due 5/1/23                                       4,675      4,834


                                                         PAR
                                                        VALUE      VALUE
                                                        (000)      (000)
                                                       --------   --------
CALIFORNIA--CONTINUED
City of Lodi, Wastewater System Certificates of
  Participation Series A (MBIA Insured)
  5.500% due 10/1/18                                   $  1,535   $  1,661
                                                                  --------
                                                                    11,683
                                                                  --------
GEORGIA--3.0%
College Park Business & Industrial Development
  Authority (AMBAC Insured)
  5.500% due 9/1/09                                       1,855      1,919
Fulton County Water and Sewer (FGIC Insured)
  5.000% due 1/1/18                                       3,610      3,776
                                                                  --------
                                                                     5,695
                                                                  --------
ILLINOIS--14.6%
Development Finance Authority DePaul
  University Series C
  5.625% due 10/1/20                                      1,000      1,065
Chicago O'Hare International Airport Third Lien
  Series A (MBIA Insured)
  5.250% due 1/1/26                                       1,500      1,573
Educational Facilities Authority, University of
  Chicago Series A
  5.250% due 7/1/22                                       3,000      3,154
Health Facilities Authority, Advocate Health
  Care Network Prerefunded 11/15/10 @ 100
  6.250% due 11/15/14                                     2,500      2,681
  6.375% due 11/15/15                                     1,580      1,701
Health Facilities Authority, Condell
  Medical Center
  6.000% due 5/15/10                                        835        847
Health Facilities Authority, Elmhurst
  Memorial Healthcare Network
  6.250% due 1/1/17                                       5,060      5,502


                                                         PAR
                                                        VALUE      VALUE
                                                        (000)      (000)
                                                       --------   --------
ILLINOIS--CONTINUED
Illinois State Toll Highway Authority
  Series A-1 (FSA Insured)
  5.000% due 1/1/24                                    $ 10,000   $ 10,404
Southwestern Illinois Development Authority,
  Edwardsville Community (FSA Insured)
  5.000% due 12/1/22                                      1,000      1,045
                                                                  --------
                                                                    27,972
                                                                  --------
INDIANA--2.3%
City of Anderson, Economic Development Authority(b)
  5.000% due 10/1/07                                      1,010      1,013
  5.000% due 10/1/08                                      1,015      1,029
Indiana University (AMBAC Insured)
  5.250% due 11/15/17                                     1,055      1,129
  5.000% due 8/1/18                                       1,000      1,047
St. Joseph County Educational Facilities
  2.500% due 3/1/38(d)                                      300        298
                                                                  --------
                                                                     4,516
                                                                  --------
LOUISIANA--1.1%
Louisiana State Series B (CIFG Insured)
  5.000% due 7/15/15                                      1,000      1,056
  5.000% due 7/15/19                                      1,000      1,050
                                                                  --------
                                                                     2,106
                                                                  --------
MARYLAND--1.4%
City of Baltimore, Convention Center
  Series A (XLCA Insured)
  5.250% due 9/1/23                                       2,500      2,666

                       See Notes to Financial Statements

               PHOENIX INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND


                                                         PAR
                                                        VALUE      VALUE
                                                        (000)      (000)
                                                       --------   --------
MASSACHUSETTS--6.1%
Commonwealth of Massachusetts Series A
  Prerefunded 3/1/15 @ 100 (FSA Insured)
  5.000% due 3/1/20                                    $  5,000   $  5,303
Commonwealth of Massachusetts Series B
  Prerefunded 6/1/10 @ 100
  6.000% due 6/1/16                                       5,000      5,287
Massachusetts Health & Educational Facilities
  Authority Series C
  6.000% due 7/1/16                                       1,000      1,078
                                                                  --------
                                                                    11,668
                                                                  --------
MICHIGAN--6.7%
Detroit Water Supply System Senior Lien
  Series A (FSA Insured)
  5.000% due 7/1/21                                       5,000      5,221
Forest Hills Public Schools (Q-SBLF & FSA Insured)
  5.000% due 5/1/19                                       5,000      5,223
State Hospital Finance Authority,
  Chelsea Community Hospital
  5.000% due 5/15/12                                      2,380      2,395
                                                                  --------
                                                                    12,839
                                                                  --------
MINNESOTA--0.6%
City of St. Cloud, Health Care, St. Cloud
  Hospital Series A (FSA Insured)
  5.500% due 5/1/15                                       1,080      1,132

MISSOURI--3.1%
Health & Educational Facilities Authority,
  St. Anthony's Medical Center
  6.250% due 12/1/09(b)                                   1,725      1,820
State Highways & Transit Commission First Lien
  Series A
  5.000% due 5/1/18                                       4,000      4,231
                                                                  --------
                                                                     6,051
                                                                  --------
MONTANA--0.4%
State Health Facility Finance Authority,
  St. Luke Medical Center Series C
  5.000% due 1/1/22                                         675        690

NEW HAMPSHIRE--0.5%
Health & Education Facilities Authority,
  Concord Hospital (FSA Insured)
  5.500% due 10/1/21                                      1,000      1,056

NEW JERSEY--3.3%
Economic Development Authority
  5.250% due 3/1/21                                       5,000      5,296
Transportation Trust Fund Authority Series A
  5.250% due 12/15/19                                     1,000      1,081
                                                                  --------
                                                                     6,377
                                                                  --------


                                                         PAR
                                                        VALUE      VALUE
                                                        (000)      (000)
                                                       --------   --------
NEW YORK--8.2%
Metropolitan Transportation Authority Series A
  Prerefunded 4/1/10 @ 100 (FGIC Insured)
  6.125% due 4/1/16                                    $  3,000   $  3,176
New York City Industrial Development Agency,
  Queens Baseball Stadium Project (AMBAC Insured)
  5.000% due 1/1/18                                       2,075      2,197
  5.000% due 1/1/20                                       1,000      1,055
  5.000% due 1/1/26                                       2,000      2,088
New York State Environmental Facilities Corp.
  Series C 5.000% due 10/15/19                            2,000      2,117
New York State Thruway Authority Series A
  (AMBAC Insured)
  5.000% due 3/15/22                                      4,975      5,173
                                                                  --------
                                                                    15,806
                                                                  --------
OHIO--11.6%
Cuyahoga County, Metrohealth System Project
  Prerefunded 2/15/09 @ 101
  6.150% due 2/15/29                                      5,000      5,226
Cuyahoga County, Metrohealth System Project
  Series A (MBIA Insured)
  5.500% due 2/15/12                                      1,000      1,060
Franklin County, American Chemical Society
  Project Development
  5.500% due 10/1/12                                      4,600      4,755
Franklin County, Online Computer Library Center
  5.000% due 4/15/11                                      1,415      1,442
Hamilton County (AMBACInsured)
  5.750% due 12/1/17                                        810        854
Hamilton County Subseries B (AMBAC Insured)
  5.750% due 12/1/17                                      3,190      3,378
Plain County, Local School District (FGIC Insured)
  6.000% due 12/1/20                                        930        992
Plain County, Local School District Prerefunded
  6/1/11 @ 100 (FGIC Insured)
  6.000% due 12/1/20                                      4,070      4,372
State Higher Educational Facility Commission,
  John Carroll University Project
  4.750% due 11/15/11                                       245        251
                                                                  --------
                                                                    22,330
                                                                  --------
PENNSYLVANIA--4.3%
Delaware River Port Authority of Pennsylvania
  & New Jersey (FSA Insured)
  5.750% due 1/1/15                                       1,000      1,045
  6.000% due 1/1/17                                       5,500      5,771


                                                         PAR
                                                        VALUE      VALUE
                                                        (000)      (000)
                                                       --------   --------
PENNSYLVANIA--CONTINUED
Pottsville Hospital Authority, Ascension Health
  Credit Series A (AMBAC Insured)
  5.200% due 11/15/09                                  $  1,335   $  1,373
                                                                  --------
                                                                     8,189
                                                                  --------
PUERTO RICO--1.8%
Puerto Rico Electric Power Authority
  (FSA Insured)
  4.108% due 7/1/29(d)                                    2,500      2,489
Puerto Rico Housing Finance Authority
  (HUD Insured)
  5.000% due 12/1/16                                      1,000      1,044
                                                                  --------
                                                                     3,533
                                                                  --------
SOUTH CAROLINA--2.1%
Lexington One School Facilities Corp.
  5.250% due 12/1/25                                      1,000      1,040
Medical University Hospital Authority Series A
  (MBIA Insured)
  5.250% due 2/15/24                                      2,775      2,904
                                                                  --------
                                                                     3,944
                                                                  --------
TEXAS--6.9%
Amarillo Independent School District
  (PSF Guaranteed)
  5.250% due 2/1/22                                         915        971
El Paso Texas Independent School District
  (PSF Guaranteed)
  5.000% due 8/15/20                                      2,750      2,877
State Transportation Commission, Mobility Fund
  5.000% due 4/1/18                                       2,250      2,367
  5.000% due 4/1/24                                       4,000      4,137
Tarrant County Cultural Education Facilities
  Finance Corp.
  5.000% due 2/15/26                                      2,000      2,024
Texas Tech University (AMBAC Insured)
  5.000% due 2/15/25                                        750        778
                                                                  --------
                                                                    13,154
                                                                  --------
VIRGINIA--1.2%
City of Norfolk, Water System (MBIA Insured)
  5.875% due 11/1/15                                      2,300      2,316

WISCONSIN--1.0%
Purdue University University
  5.000% due 7/1/29                                       1,750      1,841
--------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $187,235)                                         191,156
--------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.6%
(IDENTIFIED COST $187,235)                                         191,156
--------------------------------------------------------------------------

                       See Notes to Financial Statements

               PHOENIX INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND


                                                                   VALUE
                                                        SHARES     (000)
                                                       --------   --------
SHORT-TERM INVESTMENTS--0.4%

MONEY MARKET MUTUAL FUNDS--0.4%
AIM TFIT--Tax Free Cash Reserve
  Portfolio (The) (seven-day
  effective yield 3.51%)                                 24,595   $     25
Goldman Sachs Financial Square
  Funds--Tax Free Money Market
  Fund (seven-day effective yield 3.59%)                681,063        681
--------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $706)                                                 706
--------------------------------------------------------------------------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $187,941)                                         191,862(a)

Other assets and liabilities, net--0.0%                                (30)
                                                                  --------
NET ASSETS--100.0%                                                $191,832
                                                                  ========









(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,125 and gross depreciation of $204 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $187,941.
(b)  Escrowed to maturity.
(c) At June 30, 2007, 62% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: FSA 21%, AMBAC 16% and MBIA 10%.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

                       See Notes to Financial Statements

                  PHOENIX INSIGHT SHORT/INTERMEDIATE BOND FUND


--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)                                         6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

             [GRAPH OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

            Domestic Corporate Bonds                                43%
            Non-Agency Mortgage-Backed Securities                   19
            Agency Mortgage-Backed Securities                       13
            Asset-Backed Securities                                 10
            U.S. Government Securities                               6
            Agency Non-Mortgage-Backed Securities                    4
            Foreign Corporate Bonds                                  2
            Other (includes short-term investments)                  3


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)


                                                         PAR
                                                        VALUE      VALUE
                                                        (000)      (000)
                                                       --------   --------
U.S. GOVERNMENT SECURITIES--5.8%

U.S. TREASURY BONDS--0.4%
U.S. Treasury Bond 11.250% due 2/15/15                 $    686   $    954

U.S. TREASURY NOTES--5.4%
U.S. Treasury Note
  4.000% due 4/15/10                                        680        664
  5.125% due 6/30/11                                      2,845      2,867
  4.625% due 2/29/12                                      1,183      1,168
  4.500% due 3/31/12                                      5,401      5,302
  4.000% due 2/15/14                                      1,367      1,294
  4.875% due 8/15/16                                      1,140      1,126
                                                                  --------
                                                                    12,421
                                                                  --------
--------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $13,519)                                           13,375
--------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--13.3%
FHLMC 1385 J
  7.000% due 10/15/07                                       136        136
FHLMC 2513 JE
  5.000% due 10/15/17                                     5,105      4,937
FHLMC 2770 QG
  4.500% due 3/15/19                                      3,741      3,458
FHLMC 2835 HB
  5.500% due 8/15/24                                      1,330      1,284
FHLMC 2885 PB
  4.500% due 8/15/14                                      4,000      3,953
FHLMC 3099 PA
  5.500% due 9/15/25                                      1,124      1,123
FHLMC 3101 PA
  5.500% due 10/15/25                                     1,128      1,126
FNMA
  6.000% due 5/1/16                                         471        474
  10.500% due 12/1/16                                         2          2
  5.000% due 5/1/18                                         529        514
  5.000% due 8/1/18                                       1,935      1,877
  4.500% due 5/1/19                                       3,182      3,028
  9.000% due 3/1/25                                           7          8
  9.000% due 7/1/25                                          40         43
  9.000% due 10/1/25                                          2          2
  3.804% due 1/1/35(c)                                    2,317      2,303
FNMA 02-73 OE
  5.000% due 11/25/17                                     1,000        962


                                                         PAR
                                                        VALUE      VALUE
                                                        (000)      (000)
                                                       --------   --------
FNMA 04-15 AB
  4.000% due 9/25/17                                   $  1,088   $  1,042
FNMA 93-197 SB
  6.508% due 10/25/08(c)                                    108        106
FNMA 97-20 (Interest Only)
  1.840% due 3/25/27(c)                                   2,367        125
FNMA 97-70 (Principal Only)
  0% due 4/25/22                                            362        318
GNMA
  9.000% due 8/15/09                                          4          4
  7.000% due 6/15/23                                         52         54
  7.000% due 7/15/23                                         13         13
  7.000% due 9/15/23                                         66         69
  7.000% due 1/15/24                                         37         39
  7.000% due 5/15/24                                         28         29
  7.000% due 9/15/24                                         44         46
  7.000% due 7/15/25                                         59         61
GNMA 04-108 C
  5.039% due 12/16/32(c)                                  1,905      1,801
GNMA 04-67 A
  3.648% due 9/16/17                                      1,502      1,468
--------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $31,383)                                           30,405
--------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--3.8%
FHLB
  5.625% due 6/13/16                                        395        393
FHLMC
  4.200% due 12/28/07                                     4,400      4,375
FNMA
  5.500% due 3/15/11                                      3,900      3,933
--------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $8,653)                                             8,701
--------------------------------------------------------------------------

ASSET-BACKED SECURITIES--10.1%
Bank One Issuance Trust Series 03-C1
  4.540% due 9/15/10                                      2,000      1,989
Capital One Multi-Asset Execution
  Trust 03-B5, B5
  4.790% due 8/15/13                                      2,480      2,428


                                                         PAR
                                                        VALUE      VALUE
                                                        (000)      (000)
                                                       --------   --------
Capital One Multi-Asset Execution Trust 05-A2, A2
  4.050% due 2/15/11                                   $  2,800   $  2,773
Citibank Credit Card Issuance Trust 06-A5
  5.300% due 5/20/11                                      3,080      3,078
Citibank Credit Card Issuance Trust 07-A5
  5.500% due 6/22/12                                      2,160      2,160
Citibank Credit Card Issuance Trust 07-B2
  5.000% due 4/2/12                                       1,770      1,749
E*TRADE RV & Marine Trust 04-1, A3
  3.620% due 10/8/18                                        120        116
Ford Credit Auto Owner Trust 06-A, A4
  5.070% due 12/15/10                                     2,370      2,357
MBNA Credit Card Master Note Trust 05-A7
  4.300% due 2/15/11                                      2,100      2,076
PSE&G Transition Funding LLC 01-1, A5
  6.450% due 3/15/13                                      2,010      2,074
Volkswagen Auto Lease Enhanced Trust 03-2, A4
  2.940% due 3/22/10                                        718        711
Volkswagen Auto Lease Trust Series 05-A, A4
  3.940% due 10/20/10                                     1,000        997
Whole Auto Loan Trust Series 04-1 C
  3.370% due 3/15/11                                        493        492
--------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $23,127)                                           23,000
--------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--42.6%

AUTOMOBILE MANUFACTURERS--0.4%
DaimlerChrysler NA Holding Corp. 5.875% due 3/15/11       1,000      1,005

COMMUNICATIONS EQUIPMENT--0.5%
Cisco Systems, Inc. 5.250% due 2/22/11                    1,050      1,044

                       See Notes to Financial Statements

                  PHOENIX INSIGHT SHORT/INTERMEDIATE BOND FUND


                                                        PAR
                                                       VALUE       VALUE
                                                       (000)       (000)
                                                     ----------   --------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.4%
Caterpillar Financial Service Corp.
  5.125% due 10/12/11                                $    1,000   $    983

CONSTRUCTION MATERIALS--0.7%
CRH America, Inc. 5.625% due 9/30/11                      1,520      1,508

CONSUMER FINANCE--4.1%
American General Finance Corp.
  5.400% due 12/1/15                                      1,320      1,272
Boeing Capital Corp. Ltd.
  6.500% due 2/15/12                                      1,270      1,324
Capital One Bank
  4.250% due 12/1/08                                      1,000        984
Capital One Financial Corp.
  6.150% due 9/1/16                                         980        967
HSBC Finance Corp.
  6.375% due 10/15/11                                     1,850      1,901
  4.750% due 7/15/13                                        465        439
John Deere Capital Corp.
  5.100% due 1/15/13                                        750        729
Residential Capital LLC
  6.375% due 6/30/10                                      1,860      1,836
                                                                  --------
                                                                     9,452
                                                                  --------
DEPARTMENT STORES--1.0%
Macy's Retail Holdings, Inc.
  5.350% due 3/15/12                                      1,400      1,376
  5.900% due 12/1/16                                        960        937
                                                                  --------
                                                                     2,313
                                                                  --------
DIVERSIFIED BANKS--3.6%
Bank of America Corp.
  6.250% due 4/15/12                                      1,065      1,097
Bank One Corp.
  7.875% due 8/1/10                                       1,400      1,495
Wachovia Corp.
  5.300% due 10/15/11                                     3,000      2,969
Wells Fargo & Co.
  5.300% due 8/26/11                                      2,600      2,581
                                                                  --------
                                                                     8,142
                                                                  --------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.7%
International Lease Finance Corp.
  5.625% due 9/20/13                                      1,480      1,477

ELECTRIC UTILITIES--1.7%
PECO Energy Co.
  3.500% due 5/1/08                                       2,330      2,292
Southern Co.
  5.300% due 1/15/12                                      1,575      1,556
                                                                  --------
                                                                     3,848
                                                                  --------
HOTELS, RESORTS & CRUISE LINES--0.6%
Wyndham Worldwide Corp.
  6.000% due 12/1/16                                      1,500      1,447

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.4%
Constellation Energy Group, Inc.
  6.125% due 9/1/09                                       1,000      1,011


                                                        PAR
                                                       VALUE       VALUE
                                                       (000)       (000)
                                                     ----------   --------
INTEGRATED OIL & GAS--2.0%
ChevronTexaco Capital Co.
  3.375% due 2/15/08                                 $    2,215   $  2,189
Conoco Funding Co.
  6.350% due 10/15/11                                     2,305      2,377
                                                                  --------
                                                                     4,566
                                                                  --------
INTEGRATED TELECOMMUNICATION SERVICES--2.0%
AT&T, Inc.
  5.625% due 6/15/16                                        710        694
BellSouth Corp.
  4.200% due 9/15/09                                      1,100      1,071
  4.750% due 11/15/12                                     1,600      1,529
Verizon Global Funding Corp.
  7.250% due 12/1/10                                      1,250      1,318
                                                                  --------
                                                                     4,612
                                                                  --------
INVESTMENT BANKING & BROKERAGE--2.9%
Lehman Brothers Holdings, Inc.
  7.000% due 2/1/08                                         565        569
  4.250% due 1/27/10                                      1,745      1,701
Merrill Lynch & Co., Inc.
  3.700% due 4/21/08                                        400        394
  5.770% due 7/25/11                                      2,655      2,680
Morgan Stanley
  3.875% due 1/15/09                                        400        392
  4.000% due 1/15/10                                      1,000        966
                                                                  --------
                                                                     6,702
                                                                  --------
LIFE & HEALTH INSURANCE--1.0%
John Hancock Financial Services Corp.
  5.625% due 12/1/08                                      2,320      2,327

MANAGED HEALTH CARE--1.0%
Wellpoint, Inc.
  5.875% due 6/15/17                                      2,400      2,370

MOVIES & ENTERTAINMENT--1.3%
Walt Disney Co. (The)
  5.625% due 9/15/16                                        935        928
Time Warner, Inc.
  7.250% due 10/15/17                                     1,955      2,084
                                                                  --------
                                                                     3,012
                                                                  --------
MULTI-UTILITIES--2.0%
Consolidated Edison Co. of New York, Inc. 06-C
  5.500% due 9/15/16                                      2,165      2,109
Consolidated Edison, Inc.
  3.625% due 8/1/08                                       1,285      1,261
Pacific Gas & Electric Co.
  4.200% due 3/1/11                                       1,200      1,147
                                                                  --------
                                                                     4,517
                                                                  --------
OIL & GAS EXPLORATION & PRODUCTION--1.4%
DCP Midstream LP
  7.875% due 8/16/10                                      1,380      1,466
Devon Financing Corp. ULC
  6.875% due 9/30/11                                      1,550      1,618
                                                                  --------
                                                                     3,084
                                                                  --------
OTHER DIVERSIFIED FINANCIAL SERVICES--3.3%
American Express Credit Corp.
  3.000% due 5/16/08                                      2,615      2,562


                                                        PAR
                                                       VALUE       VALUE
                                                       (000)       (000)
                                                     ----------   --------
OTHER DIVERSIFIED FINANCIAL SERVICES--CONTINUED
Citigroup, Inc.
  5.850% due 7/2/13                                  $    2,000   $  2,021
General Electric Capital Corp.
  4.125% due 9/1/09                                         360        351
  4.875% due 3/4/15                                         230        218
JPMorgan Chase & Co.
  3.800% due 10/2/09                                        480        465
  5.125% due 9/15/14                                      1,920      1,844
                                                                  --------
                                                                     7,461
                                                                  --------
PACKAGED FOODS & MEATS--0.7%
Kellogg Co. Series B
  6.600% due 4/1/11                                       1,500      1,551

PHARMACEUTICALS--1.5%
Abbott Laboratories
  5.875% due 5/15/16                                      2,300      2,301
Schering-Plough Corp.
  5.550% due 12/1/13                                      1,135      1,139
                                                                  --------
                                                                     3,440
                                                                  --------
PROPERTY & CASUALTY INSURANCE--0.7%
Allstate Life Global Funding Trusts 04-1
  4.500% due 5/29/09                                      1,500      1,479

PUBLISHING--0.5%
News America, Inc.
  6.625% due 1/9/08                                       1,120      1,126

RAILROADS--1.1%
Burlington Northern Santa Fe Corp.
  6.750% due 7/15/11                                        690        717
CSX Corp.
  6.750% due 3/15/11                                      1,780      1,840
                                                                  --------
                                                                     2,557
                                                                  --------
REGIONAL BANKS--0.8%
Union Planters Corp.
  7.750% due 3/1/11                                       1,750      1,873

RESIDENTIAL REITS--1.1%
AvalonBay Communities, Inc.
  5.750% due 9/15/16                                      2,425      2,390

RETAIL REITS--0.8%
Simon Property Group LP
  4.600% due 6/15/10                                      1,500      1,461
  5.750% due 5/1/12                                         445        447
                                                                  --------
                                                                     1,908
                                                                  --------
SPECIALIZED FINANCE--1.0%
CIT Group, Inc.
  3.375% due 4/1/09                                       1,620      1,561
  5.000% due 2/13/14                                        710        666
                                                                  --------
                                                                     2,227
                                                                  --------
SPECIALIZED REITS--0.9%
Health Care Property Investors, Inc.
  6.000% due 1/30/17                                      2,175      2,129

                       See Notes to Financial Statements

                  PHOENIX INSIGHT SHORT/INTERMEDIATE BOND FUND


                                                        PAR
                                                       VALUE       VALUE
                                                       (000)       (000)
                                                     ----------   --------
THRIFTS & MORTGAGE FINANCE--1.8%
Countrywide Home Loans, Inc.
  4.125% due 9/15/09                                 $    2,965   $  2,876
Washington Mutual, Inc.
  5.000% due 3/22/12                                      1,325      1,277
                                                                  --------
                                                                     4,153
                                                                  --------
WIRELESS TELECOMMUNICATION SERVICES--0.7%
Sprint Nextel Corp.
  6.000% due 12/1/16                                      1,655      1,570
--------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $98,707)                                           97,284
--------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--19.5%
Adjustable Rate Mortgage Trust 05-11, 2A42
  5.341% due 2/25/36(c)                                   4,455      4,437
Bear Stearns Commercial Mortgage
  Securities, Inc. 06-T22, A4
  5.633% due 4/12/38(c)                                   2,275      2,239
Bear Stearns Commercial Mortgage
  Securities, Inc. 07-PW15, A2
  5.205% due 2/11/44                                      1,450      1,422
Citigroup-Deutsche Bank Commercial
  Mortgage Trust 07-CD4, A3
  5.293% due 12/11/49                                     2,430      2,365
Countrywide Alternative Loan Trust
  04-22CB, 1A1
  6.000% due 10/25/34                                     2,317      2,274
Countrywide Asset-Backed Certificates 06-1, AF2
  5.281% due 7/25/36(c)                                   2,700      2,687
DLJ Mortgage Acceptance Corp. 96-M, 1 144A
  0% due 11/28/11(b) (c) (e)                                 38         31
GMAC Mortgage Corp. Loan Trust 05-AR3, 3A3
  4.847% due 6/19/35(c)                                   1,610      1,592
GSR Mortgage Loan Trust 04 -10F, 1A1
  4.500% due 8/25/19                                      1,461      1,435
Lehman Brothers-UBS Commercial Mortgage
  Trust 01-C2, A1
  6.270% due 6/15/20                                        974        979
Lehman Brothers-UBS Commercial Mortgage
  Trust 05-C2, A2 4.821% due 4/15/30                      2,129      2,097


                                                        PAR
                                                       VALUE       VALUE
                                                       (000)       (000)
                                                     ----------   --------
Lehman Brothers-UBS Commercial Mortgage
  Trust 05-C5, A3 4.964% due 9/15/30                 $      797   $    774
Lehman Brothers-UBS Commercial Mortgage
  Trust 07-C1, A4 5.424% due 2/15/40                      1,910      1,843
Lehman XS Net Interest Margin Notes
  06-GP1, A1 144A
  6.250% due 5/28/46(b) (e)                                 780        780
Morgan Stanley Capital I 06-T23, A2
  5.914% due 8/12/41(c)                                   1,770      1,784
Morgan Stanley Capital I 98-WF2, A2
  6.540% due 7/15/30                                      1,196      1,201
Morgan Stanley Mortgage Loan Trust 06-7, 5A2
  5.962% due 6/25/36(c)                                   1,800      1,791
Residential Funding Mortgage Securities II,
  Inc. 01-HS2, A5
  7.420% due 4/25/31(c)                                     820        818
Structured Asset Securities Corp. 03-34A, 6A
  5.115% due 11/25/33(c)                                  2,114      2,080
Structured Asset Securities Corp. 04-5H, A2
  4.430% due 12/25/33                                     1,372      1,362
Structured Asset Securities Corp. 05-2XS, 2A2
  5.150% due 2/25/35(c)                                   1,170      1,170
Structured Asset Securities Corp. 05-4XS, 3A2
  4.270% due 3/25/35(c)                                   3,555      3,490
Structured Asset Securities Corp. 98-RF3, A
  (Interest Only) 144A
  6.100% due 6/15/28(b) (e)                               1,467        123
Washington Mutual Alternative Mortgage
  Pass-Through Certificates 05-6, 2A7
  5.500% due 8/25/35                                      2,720      2,698
Wells Fargo Mortgage Backed Securities
  Trust 05-AR10, 2A19
  3.500% due 6/25/35(c)                                   3,057      3,011
--------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $45,310)                                           44,483
--------------------------------------------------------------------------


                                                        PAR
                                                       VALUE       VALUE
                                                       (000)       (000)
                                                     ----------   --------
FOREIGN GOVERNMENT SECURITIES--1.1%

CANADA--1.1%
Province of Ontario
  3.375% due 1/15/08                                 $    2,445   $  2,423
--------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $2,445)                                             2,423
--------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--2.2%

CANADA--0.9%
Rogers Wireless Communications, Inc.
  7.250% due 12/15/12                                     2,000      2,114

SPAIN--1.3%
Telefonica Emisiones S.A.U.
  5.855% due 2/4/13                                       2,880      2,874
--------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $5,027)                                             4,988
--------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $228,171)                                         224,659
--------------------------------------------------------------------------

                                                       SHARES
                                                     ----------
SHORT-TERM INVESTMENTS--2.2%

MONEY MARKET MUTUAL FUNDS--2.2%
AIM Short-Term Investments Liquid Assets
  Portfolio (seven-day effective yield 5.24%)         4,912,038      4,912
Goldman Sachs Financial Square Funds--Money
  Market Fund (seven-day effective yield 5.19%)          31,757         32
JPMorgan Prime Money Market Fund
  (seven-day effective yield 5.18%)                         239         --(f)
--------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,944)                                             4,944
--------------------------------------------------------------------------
TOTAL INVESTMENTS--100.6%
(IDENTIFIED COST $233,115)                                         229,603(a)

Other assets and liabilities, net--(0.6)%                           (1,352)
                                                                  --------
NET ASSETS--100.0%                                                $228,251
                                                                  ========


(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $569 and gross depreciation of $4,081 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $233,115.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to a value of $934 (reported in 000's) or 0.4% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(e) Illiquid and restricted securities. At June 30, 2007, these securities amounted to a value of $934 (reported in 000's) or 0.4% of net assets. For acquisition information, see Note 6, "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(f)  Amount is less than $1,000.

                       See Notes to Financial Statements

                      PHOENIX INSIGHT TAX-EXEMPT BOND FUND


--------------------------------------------------------------------------------
 STATE WEIGHTINGS (UNAUDITED)                                          6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

             [GRAPH OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

            Illinois                                                16%
            Texas                                                   12
            New Jersey                                               9
            Louisiana                                                5
            Virginia                                                 5
            Ohio                                                     4
            Massachusetts                                            4
            Other (includes short-term investments)                 45


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)


                                                         PAR
                                                        VALUE      VALUE
                                                        (000)      (000)
                                                       --------   --------
MUNICIPAL BONDS(c)--101.7%

ALABAMA--2.9%
City of Birmingham Series A
  5.500% due 8/1/25                                    $  1,000   $  1,047
Jefferson County Limited Obligation Series A
  5.250% due 1/1/17                                       3,000      3,160
                                                                  --------
                                                                     4,207
                                                                  --------
ARIZONA--1.6%
Arizona Game & Fish Department & Commission
  5.000% due 7/1/21                                       1,000      1,025
Health Facilities Authority Phoenix Childrens
  Hospital Series B
  4.450% due 2/1/42(e)                                    1,000      1,003
State Board Regents Certificates of Participation
  Series B (AMBAC Insured)
  4.500% due 6/1/21                                         250        249
                                                                  --------
                                                                     2,277
                                                                  --------
ARKANSAS--3.6%
City of Springdale (FSA Insured)
   5.000% due 7/1/19                                      2,500      2,604
Jacksonville Residential Housing Facilities
  Board Series A-2 (FNMA Collateralized)
  7.900% due 1/1/11                                           9          9
Lonoke County Residential Housing Facilities
  Board Series A2 (FNMA Collateralized)
  7.900% due 4/1/11                                          36         36
State Higher Education Series B
  4.500% due 6/1/24                                       2,500      2,462
Stuttgart Public Facilities Board Series A-2
  (FNMA Collateralized)
  7.900% due 9/1/11                                          11         11
                                                                  --------
                                                                     5,122
                                                                  --------


                                                         PAR
                                                        VALUE      VALUE
                                                        (000)      (000)
                                                       --------   --------
CALIFORNIA--1.9%
California State 5.000% due 2/1/20                     $    750   $    773
Los Angeles Unified School District Series E
  Prerefunded 7/1/12 @ 100 (MBIA Insured)
  5.125% due 1/1/27                                       1,120      1,181
South Gate Utility Authority (FGIC Insured)
  0% due 10/1/19(e)                                       1,385        800
                                                                  --------
                                                                     2,754
                                                                  --------
COLORADO--0.9%
Douglas County School District No. 1
  (FGIC Insured)
  5.750% due 12/15/18                                     1,000      1,098
State Public Highway Authority E-470 Series B
  (MBIA Insured)
  0% due 9/1/29                                             665        210
                                                                  --------
                                                                     1,308
                                                                  --------
CONNECTICUT--0.7%
Mashantucket Western Pequot Tribe Series B 144A
  5.600% due 9/1/09(b)                                    1,000      1,022

FLORIDA--1.8%
Brevard County Health Facilities Authority
  5.000% due 4/1/34                                         500        500
Miami-Dade County Expressway Authority
  (FGIC Insured)
  6.000% due 7/1/14                                       1,000      1,065
Orange County School Board Certificates of
  Participation Series A (FGIC Insured)
  5.000% due 8/1/24                                       1,000      1,035
                                                                  --------
                                                                     2,600
                                                                  --------
GEORGIA--1.0%
Atlanta Development Authority, Student Housing
  Piedmont/Ellis LLC Project Series A
  (XLCA Insured)
  5.000% due 9/1/25                                    $    175   $    181
Chatham County Hospital Authority, Memorial
  Health Medical Center Series A
  6.125% due 1/1/24                                       1,230      1,296
                                                                  --------
                                                                     1,477
                                                                  --------
IDAHO--0.7%
Idaho Housing & Finance Association Highway Trust
  (MBIA Insured)
  5.000% due 7/15/21                                      1,000      1,053

ILLINOIS--16.6%
Chicago Board of Education Certificate of
  Participation Series A (MBIA Insured)
  6.000% due 1/1/20                                         555        632
Chicago O'Hare International Airport Third Lien
  Series A (MBIA Insured)
  5.250% due 1/1/26                                       1,500      1,573
Illinois Finance Authority (XLCA Insured)
  5.000% due 7/1/23                                         500        515
Illinois Health Facilities Authority (FSA Insured)
  7.000% due 4/1/08                                         305        312
Illinois State Finance Authority, University of
  Chicago Series A
  5.000% due 7/1/26                                       1,000      1,030
Kendall County Forest Preserve District
  (FGIC Insured)
  5.250% due 1/1/23                                       4,000      4,290
Metropolitan Pier & Exposition Authority Series A
  5.500% due 6/15/27                                      1,000      1,001
Southwestern Illinois Development Authority
  (FSA Insured)
  5.250% due 12/1/20                                      4,000      4,302

                       See Notes to Financial Statements

                      PHOENIX INSIGHT TAX-EXEMPT BOND FUND


                                                         PAR
                                                        VALUE      VALUE
                                                        (000)      (000)
                                                       --------   --------
ILLINOIS--CONTINUED
State of Illinois First Series Prerefunded
  1/1/10 @ 100 (FGIC Insured)
  6.125% due 1/1/16                                    $  5,000   $  5,259
State Toll Highway Authority Series A-1
  (FSA Insured)
  5.000% due 1/1/21                                       4,750      4,971
                                                                  --------
                                                                    23,885
                                                                  --------
KENTUCKY--2.1%
State Turnpike Authority (FGIC Insured)
  0% due 1/1/10                                           3,300      2,975

LOUISIANA--4.8%
Local Government Environmental Facilities
  & Community Development Authority
  (AMBAC Insured)
  5.250% due 12/1/18                                      2,500      2,656
Orleans Parish Parishwide School District
  Series B (FGIC Insured)
  5.500% due 9/1/20                                       1,000      1,010
State of Louisiana Series B (CIFG Insured)
  5.000% due 7/15/18                                      3,000      3,160
                                                                  --------
                                                                     6,826
                                                                  --------
MAINE--0.7%
State Health & Higher Educational Facilities
  Authority Series F (FSA Insured)
  5.000% due 7/1/21                                       1,000      1,044

MARYLAND--1.5%
City of Baltimore, Convention Center Series A
  (XLCA Insured)
  5.250% due 9/1/22                                       2,000      2,135

MASSACHUSETTS--4.4%
City of Pittsfield (MBIA Insured)
  5.000% due 4/15/19                                      1,000      1,047
City of Springfield Prerefunded 10/1/09 @ 101
  (FSA Insured)
  6.250% due 10/1/19                                      5,000      5,304
                                                                  --------
                                                                     6,351
                                                                  --------
MICHIGAN--2.1%
State Hospital Finance Authority -
  Chelsea Community Hospital
  5.375% due 5/15/19                                      3,000      3,030

MINNESOTA--2.6%
City of St. Cloud, HealthCare - St. Cloud
  Hospital Series A (FSA Insured)
  6.250% due 5/1/19                                       3,530      3,762

MISSOURI--3.8%
State Health & Educational Facilities
  St. Anthony's Medical Center
  Prerefunded 12/1/10 @ 101
  6.125% due 12/1/19                                      2,000      2,157
  6.250% due 12/1/30                                      1,000      1,083


                                                         PAR
                                                        VALUE      VALUE
                                                        (000)      (000)
                                                       --------   --------
MISSOURI--CONTINUED
State Highways & Transit Commission First Lien
  Series A
  5.000% due 5/1/18                                    $  2,000   $  2,115
                                                                  --------
                                                                     5,355
                                                                  --------
MONTANA--0.9%
State Health Facilitity Finance Authority -
  Benefits System
  5.000% due 1/1/37                                         800        811
State Health Facility Finance Authority,
  St. Luke Medical Center Series C
  4.750% due 1/1/32                                         500        492
                                                                  --------
                                                                     1,303
                                                                  --------
NEBRASKA--3.5%
University of Nebraska Facilities Corp.
  (AMBAC Insured)
  5.000% due 7/15/20                                      4,750      4,993

NEW HAMPSHIRE--0.6%
State Health & Education Facilities Authority,
  Exeter Project
  6.000% due 10/1/24                                        750        806

NEW JERSEY--8.8%
Camden County Municipal Utilities Authority
  Series B (FGIC Insured)
  0% due 9/1/11                                           3,000      2,523
State Economic Development Authority Series P
  5.250% due 9/1/19                                       1,855      1,974
State Transportation Trust Fund Authority Series A
  5.500% due 12/15/21                                     3,000      3,320
  5.250% due 12/15/22                                       500        540
State Transportation Trust Fund Authority Series C
  Prerefunded 6/15/13 @ 100
  5.500% due 6/15/24                                      4,000      4,312
                                                                  --------
                                                                    12,669
                                                                  --------
NEW MEXICO--2.3%
State Finance Authority (MBIA Insured)
  5.000% due 6/15/20                                      1,925      2,014
  5.000% due 6/15/23                                      1,200      1,244
                                                                  --------
                                                                     3,258
                                                                  --------
NEW YORK--0.7%
New York City Industrial Development Agency,
  Queens Baseball Stadium Project (AMBAC Insured)
  5.000% due 1/1/31                                       1,000      1,039

NORTH CAROLINA--1.2%
Harnett County, Certificates of Participation
  (FSA Insured)
  5.125% due 12/1/23                                        265        278


                                                         PAR
                                                        VALUE      VALUE
                                                        (000)      (000)
                                                       --------   --------
NORTH CAROLINA--CONTINUED
Municipal Power Agency No. 1 Catawba
  (AMBAC Insured)
  6.000% due 1/1/09                                    $  1,385   $  1,427
                                                                  --------
                                                                     1,705
                                                                  --------
OHIO--4.5%
City of Akron 6.500% due 11/1/15(d)                         865      1,012
City of Cincinnati Schools, Certificates of
  Participation (FSA Insured)
  5.000% due 12/15/28                                       100        104
Cleveland Municipal School District (FSA Insured)
  5.250% due 12/1/18                                      2,330      2,482
Columbus Regional Port Authority, Rickenbacker
  International Airport Series A
  5.375% due 1/1/32                                       1,595      1,700
Steubenville Hospital - Trinity Medical Center
  Prerefunded 10/1/10 @ 100
  6.375% due 10/1/20                                      1,110      1,192
                                                                  --------
                                                                     6,490
                                                                  --------
PENNSYLVANIA--0.8%
State Health & Education Facilities Authority,
  Chester County Hospital Series A
  6.750% due 7/1/31                                       1,000      1,071

PUERTO RICO--1.1%
Commonwealth of Puerto Rico Series A
  5.250% due 7/1/22                                       1,500      1,581

SOUTH CAROLINA--0.9%
Lexington County School District No. 1 School
  Facilities Corp.
  5.250% due 12/1/28                                      1,300      1,354

TENNESSEE--1.5%
Metropolitan Government Nashville & Davidson
  County Health & Educational Facilities
  Board (AMBAC Insured)
  6.000% due 12/1/16                                      1,500      1,675
Tennessee Energy Acquisition Corp.
  5.250% due 9/1/20                                         500        533
                                                                  --------
                                                                     2,208
                                                                  --------
TEXAS--12.8%
Birdville Independent School District
  Prerefunded 2/15/10 @ 100 (PSF Guaranteed)
  6.000% due 2/15/21                                      2,135      2,244
Canyon Independent School District Series A
  Prerefunded 2/15/13 @ 100 (PSF Guaranteed)
  5.375% due 2/15/24                                      1,170      1,248
City of Killeen (MBIA Insured)
  4.700% due 8/1/24                                         340        342

                       See Notes to Financial Statements

                      PHOENIX INSIGHT TAX-EXEMPT BOND FUND


                                                         PAR
                                                        VALUE      VALUE
                                                        (000)      (000)
                                                       --------   --------
TEXAS--CONTINUED
City of San Antonio
  5.000% due 2/1/12(d)                                 $     15   $     16
Kountze Independent School District
  (PSF Guaranteed)
  5.250% due 8/15/29                                      1,000      1,056
Leander Independent School District
  (PSF Guaranteed)0% due 8/15/24                          5,000      1,747
Northwest Texas Independent School District
  Prerefunded 2/15/13 @ 100
  5.000% due 8/15/28                                      1,160      1,215
State Public Finance Authority, Texas Tech
  College (MBIA Insured)
  6.250% due 8/1/09                                         795        812
State Transportation Commission, Mobility Fund
  5.000% due 4/1/24                                       4,500      4,654
Tarrant County Cultural Education Facilities
  Finance Corp.
  5.000% due 2/15/26                                      3,050      3,087
United Independent School District (PSF Guaranteed)
  4.500% due 8/15/30                                      1,000        952
University of Texas Permanent University Fund
  Series B Prerefunded 7/1/14 @ 100
  5.000% due 7/1/26                                       1,000      1,056
                                                                  --------
                                                                    18,429
                                                                  --------


                                                         PAR
                                                        VALUE      VALUE
                                                        (000)      (000)
                                                       --------   --------
VIRGINIA--4.7%
Henrico County Economic Development Authority,
  Regional Jail Project
  6.125% due 11/1/17                                   $  2,405   $  2,567
Loudoun County Development Authority, Howard
  Hughes Medical Institute Project Series C
  3.720% due 2/15/38                                      2,000      2,000
Upper Occoquan Sewage Authority Series A
  (MBIA Insured)
  5.150% due 7/1/20                                       2,000      2,176
                                                                  --------
                                                                     6,743
                                                                  --------
WEST VIRGINIA--0.3%
Monongalia County Building Commission Series A
  5.000% due 7/1/30                                         500        497

WISCONSIN--2.0%
State Clean Water Series 1 6.875% due 6/1/11                750        805
State Health & Educational Facilities Authority -
  Howard Young (Radian Insured)
  5.000% due 8/15/18                                      2,000      2,018
                                                                  --------
                                                                     2,823
                                                                  --------
WYOMING--1.4%
Sweetwater County Power Board Project
  (MBIA Insured)
  5.000% due 6/15/13                                      2,000      2,069
--------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $141,691)                                         146,221
--------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--101.7%
(IDENTIFIED COST $141,691)                                         146,221
--------------------------------------------------------------------------


                                                                   VALUE
                                                        SHARES     (000)
                                                       --------   --------
SHORT-TERM INVESTMENTS--1.3%

MONEY MARKET MUTUAL FUNDS--1.3%
AIM TFIT--Tax Free Cash Reserve Portfolio
  (The) (seven-day effective yield 3.51%)               382,002   $    382
Goldman Sachs Financial Square Funds--
  Tax Free MoneyMarket Fund
  (seven-day effectiveyield 3.59%)                    1,439,641      1,440
--------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,822)                                             1,822
--------------------------------------------------------------------------
TOTAL INVESTMENTS--103.0%
(IDENTIFIED COST $143,513)                                         148,043(a)

Other assets and liabilities, net--(3.0)%                           (4,308)
                                                                  --------
NET ASSETS--100.0%                                                $143,735
                                                                  ========







(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,838 and gross depreciation of $284 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $143,489.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to a value of $1,022 (reported in 000s) or 0.7% of net assets.
(c) At June 30, 2007, 60% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: FSA 18%, FGIC 14%.
(d)  Escrowed to maturity.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

                       See Notes to Financial Statements

                  PHOENIX INSIGHT GOVERNMENT MONEY MARKET FUND


--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)                                         6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

             [GRAPH OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

            Federal Agency Securities                               60%
            Repurchase Agreements                                   38
            Money Market Mutual Funds                                2


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)


                                                         PAR
                                                        VALUE      VALUE
                                                        (000)      (000)
                                                       --------   --------
FEDERAL AGENCY SECURITIES(c)--42.8%
FHLB
  5.120% due 7/2/07                                    $ 25,000   $ 24,997
  5.200% due 7/2/07                                      20,000     19,997
  4.625% due 7/11/07                                     30,000     29,994
  5.160% due 7/13/07                                     30,000     29,948
  5.150% due 7/18/07                                     11,575     11,547
  5.160% due 7/20/07                                     47,000     46,872
FHLMC
  5.140% due 7/5/07                                      15,000     14,991
FNMA
  5.150% due 7/12/07                                     15,003     14,979
  5.160% due 8/10/07                                     25,000     24,857
--------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES
(IDENTIFIED COST $218,182)                                         218,182
--------------------------------------------------------------------------

FEDERAL AGENCY SECURITIES - VARIABLE(b)(c)--17.4%
FFCB
  5.180% due 5/2/08                                      25,000     24,996
FHLMC
  5.170% due 3/26/08                                     25,000     24,993
Overseas Private Investment Corp.
  5.350% due 7/5/08                                      25,093     25,093
  5.350% due 7/3/08                                      13,490     13,490
--------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES - VARIABLE
IDENTIFIED COST $88,572)                                            88,572
--------------------------------------------------------------------------


                                                         PAR
                                                        VALUE      VALUE
                                                        (000)      (000)
                                                       --------   --------
REPURCHASE AGREEMENTS--38.5%
Bank of America repurchase agreement,
  5.33% dated 6/29/07, due 7/2/07
  repurchase price $101,045
  collateralized by FNMA 6%, 3/1/34
  market value $103,020                                $101,000   $101,000
Bank of Tokyo N.A. repurchase agreement,
  5.33% dated 6/29/07, due 7/2/07
  repurchase price $95,042
  collateralized by FHLB 5.25%,
  12/24/08 market value $96,904                          95,000     95,000
--------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(IDENTIFIED COST $196,000)                                         196,000
--------------------------------------------------------------------------

                                                                   VALUE
                                                        SHARES     (000)
                                                       --------   --------
MONEY MARKET MUTUAL FUNDS--1.5%
AIM Short-Term Investment Treasury Portfolio
  (seven-day effective yield 4.93%)                      62,116   $     62
Goldman Sachs Financial Square Funds--Treasury
  Obligations Fund (seven-day effective
  yield 4.89%)                                        7,751,535      7,752
--------------------------------------------------------------------------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $7,814)                                             7,814
--------------------------------------------------------------------------
TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $510,568)                                         510,568(a)

Other assets and liabilities, net--(0.2)%                             (927)
                                                                  --------
NET ASSETS--100.0%                                                $509,641
                                                                  ========








(a) Federal Income Tax Information: At June 30, 2007, the aggregate cost of securities was the same for book and federal income tax purposes.
(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(c)  The interest rate shown is the coupon rate.

                       See Notes to Financial Statements

                       PHOENIX INSIGHT MONEY MARKET FUND


--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)                                         6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

             [GRAPH OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

            Commercial Paper                                        52%
            Medium-Term Notes                                       32
            Asset-Backed Securities                                  6
            Repurchase Agreements                                    5
            Municipal Bonds                                          1
            Money Market Mutual Funds                                1
            Other                                                    3


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)


                                                         PAR
                                                        VALUE     VALUE
                                                        (000)     (000)
                                                       -------- ----------
ASSET-BACKED SECURITIES--5.7%
Ford Credit Auto Owner Trust 06-C, A1 144A
  5.357% due 12/15/07(b)                               $ 15,817 $   15,817
G-Star Ltd. 02-2, A1MA 144A
  5.390% due 7/25/07(b)(c)(d)(g)                         72,973     72,973
G-Star Ltd. 02-2A, A1MB 144A
  5.390% due 7/25/07(b)(c)(d)(g)                         30,596     30,596
Hyundai Auto Receivables Trust 06-B, A1
  5.348% due 11/15/07                                     3,166      3,166
Putnam Structured Product Funding 02-1A, A1MF 144A
  5.390% due 7/15/07(b)(c)(d)(g)                         76,000     76,000
Putnam Structured Product Funding 02-1A, A1MH 144A
  5.390% due 7/15/07(b)(c)(d)(g)                         25,000     25,000
--------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $223,552)                                         223,552
--------------------------------------------------------------------------

COMMERCIAL PAPER(f)--51.9%
Amsterdam Funding Corp.
  5.280% due 7/3/07                                      50,000     49,985
AT&T Capital Corp.
  5.400% due 7/2/07                                      55,000     54,992
Bishop's Gate Residential Mortgage Trust
  5.310% due 7/12/07                                     84,000     83,864
  5.320% due 7/12/07                                     44,000     43,928
  5.350% due 7/13/07                                      7,000      6,988
  5.350% due 7/30/07                                     23,000     22,901
Chariot Funding LLC
  5.320% due 7/27/07                                     50,000     49,808
Compass Securitization LLC
  5.290% due 7/5/07                                      42,170     42,145
  5.275% due 7/6/07                                      95,000     94,996
  5.290% due 7/9/07                                      20,000     19,976
Florida Power & Light Co.
  5.320% due 7/11/07                                     38,000     37,944
Grampian Funding LLC
  5.340% due 7/13/07                                     45,000     44,920
  5.310% due 7/24/07                                     10,000      9,966
Harrier Finance Funding LLC
  5.430% due 7/2/07                                      37,867     37,861


                                                         PAR
                                                        VALUE     VALUE
                                                        (000)     (000)
                                                       -------- ----------
Market Street Funding Corp.
  5.280% due 7/6/07                                   $  20,000 $   19,985
  5.320% due 7/6/07                                      30,000     29,978
  5.330% due 7/6/07                                      42,400     42,369
  5.300% due 7/19/07                                     30,000     29,920
Paradigm Funding LLC
  5.310% due 7/5/07                                      28,141     28,124
  5.300% due 7/9/07                                      21,608     21,583
  5.320% due 7/16/07                                     25,000     24,945
  5.330% due 7/17/07                                     36,340     36,254
Park Granada LLC
  5.300% due 11/3/07                                     41,000     40,970
Ranger Funding Co. LLC
  5.320% due 7/12/07                                     29,261     29,213
  5.300% due 7/23/07                                     33,837     33,727
Scaldis Capital LLC
  5.320% due 7/12/07                                     50,000     49,919
  5.310% due 7/20/07                                     12,348     12,313
Sheffield Receivables Corp.
  5.310% due 7/13/07                                     25,000     24,956
Solitaire Funding LLC
  5.450% due 7/2/07                                      34,750     34,745
Stony Point Capital Co.
  5.330% due 7/2/07                                      80,000     79,988
  5.330% due 7/13/07                                     35,158     35,096
Surrey Funding LLC
  5.310% due 7/25/07                                     20,000     19,929
  5.280% due 8/2/07                                      50,000     49,765
Tasman Funding LLC
  5.290% due 7/5/07                                      20,000     19,988
  5.290% due 7/6/07                                      97,196     97,125
  5.310% due 7/23/07                                     20,000     19,935
Thames Asset Global Securitization, Inc.
  5.300% due 7/12/07                                     71,000     70,885
  5.300% due 7/23/07                                     35,000     34,887
UBS Finance Delaware LLC
  5.350% due 7/2/07                                      95,389     95,375
Valcour Bay Capital Co. LLC
  5.310% due 7/5/08                                      65,000     64,559
  5.320% due 7/12/08                                     60,000     59,911
  5.320% due 7/14/08                                     35,000     34,948


                                                         PAR
                                                        VALUE     VALUE
                                                        (000)     (000)
                                                       -------- ----------
Versailles CDS LLC
  5.300% due 7/10/07                                   $ 15,000 $   14,980
  5.290% due 7/11/07                                     15,000     14,978
  5.300% due 7/16/07                                     31,000     30,932
  5.300% due 7/20/07                                     50,000     49,860
  5.310% due 7/20/07                                     17,000     16,952
  5.320% due 7/26/07                                     25,000     24,908
Windmill Funding Corp.
  5.280% due 7/3/07                                      22,100     22,094
  5.290% due 7/6/07                                      59,000     58,957
Yorktown Capital LLC
  5.280% due 7/12/07                                     50,000     49,919
  5.310% due 8/7/07                                      27,325     27,176
--------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $2,052,422)                                     2,052,422
--------------------------------------------------------------------------

TIME DEPOSITS--2.9%
Keybank
  5.281% due 7/2/07                                     112,623    112,623
--------------------------------------------------------------------------
TOTAL TIME DEPOSITS
(IDENTIFIED COST $112,623)                                         112,623
--------------------------------------------------------------------------

MUNICIPAL BONDS(c)--1.4%

COLORADO--1.2%
Colorado Housing & Finance Authority Single
  Family Housing Series B1
  5.350% due 7/5/07(d)                                   12,610     12,610
Colorado Housing & Finance Authority Single
  Family Housing Series B2
  5.350% due 7/5/07(d)                                   27,015     27,015
Colorado Housing & Finance Authority Single
  Family Housing Series 1-A1
  5.350% due 7/5/07(d)                                    6,775      6,775
                                                                ----------
                                                                    46,400
                                                                ----------
CONNECTICUT--0.2%
Connecticut Housing Finance Authority Single
  Family Housing F-1
  5.320% due 7/5/07(d)                                    8,136      8,136

                       See Notes to Financial Statements

                       PHOENIX INSIGHT MONEY MARKET FUND


                                                         PAR
                                                        VALUE     VALUE
                                                        (000)     (000)
                                                       -------- ----------
UTAH--0.0%
Utah Housing Corp. Single Family Housing CL-I-C3
  5.350% due 7/5/07(d)                                 $    820 $      820
--------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $55,356)                                           55,356
--------------------------------------------------------------------------

MEDIUM TERM NOTES--32.5%
Alliance & Leicester plc 144A (United Kingdom)
  5.330% due 7/9/07(b)(c)(d)(e)                         165,000    165,000
American Express Bank FSB
  5.290% due 7/27/07(c)(d)                               85,000     85,000
American Express Centurion Bank
  5.290% due 7/18/07(c)(d)                               98,000     98,000
Bank of New York Co., Inc. 144A
  5.320% due 7/10/07(b)(c)(d)                           170,000    169,994
Beta Finance, Inc. 144A
  5.355% due 9/10/07(b)(c)(d)                           127,000    127,028
General Electric Capital Corp.
  5.445% due 7/9/07(c)(d)                                15,000     15,000
Goldman Sachs Group, Inc. 144A
  5.445% due 7/16/07(b)(c)(d)                           100,000    100,000
Harrier Finance Funding LLC 144A
  5.320% due 9/21/07(b)(c)(d)                            75,000     74,993


                                                         PAR
                                                        VALUE     VALUE
                                                        (000)     (000)
                                                       -------- ----------
K2 (USA) LLC 144A
  5.310% due 7/11/07(b)(c)(d)                          $100,000 $   99,993
Lehman Brothers Holdings, Inc.
  5.350% due 9/27/07(c)(d)                               30,000     30,000
National Rural Utilities Cooperative Corp.
  5.330% due 7/2/07(c)(d)                                70,000     70,000
Sigma Finance, Inc. 144A
  5.390% due 8/3/07(b)(c)(d)                             25,000     25,010
Tango Finance Corp. 144A
  5.280% due 8/22/07(b)(c)                              125,000    124,998
Westdeutsche Landesbank AG 144A (Germany)
  5.380% due 7/10/07(b)(c)(d)(e)                        100,000    100,000
--------------------------------------------------------------------------
TOTAL MEDIUM TERM NOTES
(IDENTIFIED COST $1,285,016)                                    1,285,016
--------------------------------------------------------------------------

REPURCHASE AGREEMENTS--5.4%
Bank of America repurchase agreement,
  5.33% dated 6/29/07, due 7/2/07
  repurchase price $214,095
  collateralized by FNMA 5%, 7/1/35
  market value $218,280                                 214,000    214,000
--------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(IDENTIFIED COST $214,000)                                         214,000
--------------------------------------------------------------------------

                                                                  VALUE
                                                        SHARES    (000)
                                                       -------- ----------
MONEY MARKET MUTUAL FUNDS--0.5%
AIM Short-Term Investment Treasury Portfolio
  (seven-day effective yield 4.93%)                       1,318 $        1
Dreyfus Cash Management Plus, Inc.
  (seven-day effective yield 5.18%)                  21,103,244     21,103
AIM Short-Term Investments Liquid Assets
  Portfolio (seven-day effective yield 5.24%)            60,000         60
--------------------------------------------------------------------------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $21,164)                                           21,164
--------------------------------------------------------------------------
TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $3,964,133)                                     3,964,133(a)

Other assets and liabilities, net--(0.3)%                          (12,342)
                                                                ----------
NET ASSETS--100.0%                                              $3,951,791
                                                                ==========







(a) Federal Income Tax Information: At June 30, 2007, the aggregate cost of securities was the same for book and federal income tax purposes.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to a value of $1,207,402 (reported in 000's) or 30.6% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d)  Date shown represents next interest reset date.
(e) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(f)  The rate shown is the discount rate.
(g) Illiquid and restricted securities. At June 30, 2007, these securities amounted to a value of $204,569 (reported in 000's) or 5.2% of net assets. For acquisition information, see Note 6, "Illiquid and Restricted Securities" in the Notes to Financial Statements.

                       See Notes to Financial Statements

                  PHOENIX INSIGHT TAX-EXEMPT MONEY MARKET FUND


--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)                                         6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

             [GRAPH OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

            Variable Rate Demand Obligations                        85%
            Municipal Tax-Exempt Bonds                               8
            Commercial Paper - Municipal                             7


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)


                                                       PAR
                                                      VALUE       VALUE
                                                      (000)       (000)
                                                    ---------   ----------
COMMERCIAL PAPER - MUNICIPAL(e)--7.1%

ILLINOIS--3.5%
Illinois Health Facilities Authority
  3.770% due 8/15/07                                $   5,000   $    5,000
  3.730% due 9/12/07                                    5,000        5,000
  3.780% due 10/11/07                                   5,000        5,000
  3.750% due 8/7/07                                    20,000       20,000
                                                                ----------
                                                                    35,000
                                                                ----------
MARYLAND--1.0%
Baltimore County
  3.670% due 8/10/07                                   10,000       10,000

MISSISSIPPI--1.5%
Claiborne County, Southern Mississippi
  Electric Series G1
  3.760% due 7/9/07                                    10,400       10,400
Claiborne County, Southern Mississippi
  Electric Series G2
  3.780% due 8/10/07                                    4,500        4,500
                                                                ----------
                                                                    14,900
                                                                ----------

TEXAS--1.0%
University of Texas, System Board of Regents
  3.720% due 9/10/07                                   10,000       10,000

WASHINGTON--0.1%
King County
  3.770% due 7/9/07                                     1,000        1,000
--------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER - MUNICIPAL
(IDENTIFIED COST $70,900)                                           70,900
--------------------------------------------------------------------------

VARIABLE RATE DEMAND OBLIGATIONS(c)(g)--85.7%

ALABAMA--3.3%
Chatom Industrial Development Board Pollution
  Control Electric Cooperative, Inc.
  (National Rural Utilities Co. Guaranty)
  3.660% due 7/6/07                                     2,825        2,825


                                                       PAR
                                                      VALUE       VALUE
                                                      (000)       (000)
                                                    ---------   ----------
ALABAMA--CONTINUED
Columbia Industrial Development Board Pollution
  Control Series D Alabama Power Co.
  (Alabama Power Project) Series D VR
  3.520% due 7/2/07                                 $   7,650   $    7,650
Jefferson County Sewer Series C-2
  (XLCA Insured)
  3.640% due 7/6/07                                    12,500       12,500
Jefferson County Sewer Series C-4
  (XLCA Insured)
  3.650% due 7/6/07                                    10,000       10,000
                                                                ----------
                                                                    32,975
                                                                ----------
ALASKA--2.0%
State Housing Finance Corp. (Spears)
  Series DB-132 144A (FGIC Insured)
  3.790% due 7/6/07(b)                                  5,215        5,215
State Housing Finance Corp.
  University of Alaska Series A
  3.590% due 7/6/07                                    15,000       15,000
                                                                ----------
                                                                    20,215
                                                                ----------
ARIZONA--1.6%
Salt River Project Agricultural Improvement
  & Power District Electric System Series A
  3.670% due 7/6/07                                     6,000        6,000
Salt River Project Agricultural Improvement
  & Power District Series A
  3.670% due 7/6/07                                     9,900        9,900
                                                                ----------
                                                                    15,900
                                                                ----------
COLORADO--2.9%
Regional Transportation District (Eagle)
  Series 06-128 Class A 144A (AMBAC Insured)
  3.670% due 7/6/07 (b)                                 4,740        4,740


                                                       PAR
                                                      VALUE       VALUE
                                                      (000)       (000)
                                                    ---------   ----------
COLORADO--CONTINUED
Westminster Economic Development Authority,
  Mandalay Gardens Urban Renewal Project
  3.660% due 7/6/07                                 $   5,690   $    5,690
Westminster Economic Development Authority,
  North Huron Urban Renewal Project
  3.660% due 7/6/07                                    10,450       10,450
Westminster Economic Development Authority,
  South Sheridan Urban Project
  3.660% due 7/6/07                                     8,320        8,320
                                                                ----------
                                                                    29,200
                                                                ----------
CONNECTICUT--0.6%
State of Connecticut Transportation
  Infrastructure Series 2
  3.580% due 7/6/07                                     6,000        6,000

FLORIDA--7.2%
Dade County Industrial Development Authority
  Florida Power & Light Co.
  3.540% due 7/2/07                                    10,000       10,000
Peace River Manasota Regional Water Supply
  Authority (Eagle) Series 06-0033A 144A
  (FSA Insured)
  3.670% due 7/6/07(b)                                  6,270        6,270
St. Lucie County Pollution Control Florida
  Power & Light Co. Project
  3.530% due 7/2/07                                    25,000       25,000
Sunshine State Governmental Financing
  Commission Series F
  3.610% due 7/2/07                                    30,000       30,000
                                                                ----------
                                                                    71,270
                                                                ----------
                       See Notes to Financial Statements

                  PHOENIX INSIGHT TAX-EXEMPT MONEY MARKET FUND


                                                       PAR
                                                      VALUE       VALUE
                                                      (000)       (000)
                                                    ---------   ----------
GEORGIA--1.8%
Burke County Development Authority Pollution
  Control Vogtle Power Plant Series 1
  3.760% due 7/1/08(h)                              $  17,500   $   17,500

HAWAII--1.0%
ABN AMRO Munitops Certificates Trust
  Series 01-11 144A (FSA Insured)
  3.700% due 9/20/07(b)(d)                              9,980        9,980

ILLINOIS--14.0%
Chicago Board of Education Series D-1
  (CIFG Insured)
  3.900% due 7/2/07                                     3,000        3,000
Chicago Board of Education Series D-2
  (CIFG Insured)
  3.900% due 7/2/07                                    12,200       12,200
City of Chicago (Eagle) Series 03-0006,
  Class A 144A (MBIA Insured)
  3.800% due 7/6/07(b)                                  4,800        4,800
Cook County Public Improvements Series E
  3.730% due 7/6/07                                    11,175       11,175
Development & Finance Authority Evanston
  McGraw YMCA 3.790% due 7/6/07                         4,000        4,000
Development & Finance Authority Evanston
  Northwestern Series A 3.800% due 7/6/07               5,915        5,915
Development & Finance Authority Evanston
  Northwestern Series C 3.800% due 7/6/07               4,935        4,935
Development & Finance Authority
  Lake Forest Academy
  3.760% due 7/6/07                                     5,000        5,000
Development & Finance Authority
  North Park University
  3.750% due 7/6/07                                    22,800       22,800
Development & Finance Authority
  Sacred Heart of Chicago Schools Project
  3.760% due 7/6/07                                     2,300        2,300
Educational Facilities Authority
  Adler Planetarium 3.840% due 7/6/07                  10,000       10,000
Educational Facilities Authority
  Lake Forest Graduate School
  3.790% due 7/6/07                                     3,900        3,900
Educational Facilities Authority
  Museum of Natural History
  3.800% due 7/6/07                                    10,000       10,000
Finance Authority IIT Research Institute
  3.780% due 7/6/07                                     7,790        7,790
Finance Authority Lake Forest
  Country Day School
  3.760% due 7/6/07                                     3,250        3,250


                                                       PAR
                                                      VALUE       VALUE
                                                      (000)       (000)
                                                    ---------   ----------
ILLINOIS--CONTINUED
Health Facilities Authority Advocate
  Health Care Network Class A
  3.850% due 7/3/08(h)                              $  10,575   $   10,575
Housing Development Authority Multi-Family
  Revenue (AMBAC Insured)
  3.680% due 7/6/07                                     8,950        8,950
Village of Crestwood Trinity Christian College
  3.770% due 7/6/07                                     8,545        8,545
                                                                ----------
                                                                   139,135
                                                                ----------
INDIANA--3.6%
Educational Facilities Authority
  Wabash College Project
  3.800% due 7/6/07                                     1,620        1,620
Health & Educational Facilities Financing
  Authority Union Hospital Series 06-A
  3.770% due 7/6/07                                     7,600        7,600
Health Facilities Financing Authority
  Ascension Health Credit Group Series A-1
  3.820% due 7/6/07                                     5,000        5,000
Health Facilities Financing Authority
  Union Hospital, Inc. Project
  3.790% due 7/6/07                                     7,200        7,200
Lawrence-Fort Harrison Reuse Authority
  3.790% due 7/6/07                                     6,045        6,045
South Bend Economic Development,
  Stanley Clark School Project
  3.790% due 7/6/07                                     2,000        2,000
Transportation Finance Authority (Spears)
  Series DB-114 144A (FGIC Insured)
  3.790% due 7/6/07 (b)                                 3,950        3,950
Transportation Finance Authority (Spears)
  Series DB-117 144A (FGIC Insured)
  3.790% due 7/6/07 (b)                                 2,055        2,055
                                                                ----------
                                                                    35,470
                                                                ----------
KENTUCKY--2.1%
Covington Building Authority
  3.870% due 7/6/07                                     1,240        1,240
Economic Development Finance Authority
  3.790% due 7/6/07                                     5,000        5,000
Lexington-Fayettte Urban County First
  Bracktown Income Project
  3.790% due 7/6/07                                     5,000        5,000
Mason County Pollution Control East Kentucky
  Power Cooperative, Inc. Series B-2
  3.810% due 7/6/07                                     5,670        5,670
Mason County Pollution Control East Kentucky
  Power Cooperative, Inc. Series B-3
  3.810% due 7/6/07                                     3,960        3,960
                                                                ----------
                                                                    20,870
                                                                ----------


                                                       PAR
                                                      VALUE       VALUE
                                                      (000)       (000)
                                                    ---------   ----------
MICHIGAN--5.3%
Detroit Sewage Disposal (Eagle) Class A
  144A (FGIC Insured)
  3.800% due 7/6/07 (b)                             $   5,450   $    5,450
Grand Valley State University Series A
  (AMBAC Insured)
  3.730% due 7/6/07                                    15,165       15,165
L'Anse Creuse Public Schools (Eagle)
  Series 06-0032A 144A (FSA, Q-SBLF Insured)
  3.800% due 7/6/07 (b)                                 3,700        3,700
Southgate Properties Project State
  Strategic Fund Limited
  3.740% due 7/6/07                                     6,450        6,450
University of Michigan Hospital Series A
  3.900% due 7/2/07                                     7,990        7,990
University of Michigan Hospital Series B
  3.730% due 7/6/07                                    13,850       13,850
                                                                ----------
                                                                    52,605
                                                                ----------
MISSOURI--3.1%
Bi-State Development Agency
  MetroLink Cross Country Project
  Series A (FSA Insured)
  3.750% due 7/6/07                                     7,000        7,000
St. Louis County Industrial Development
  & Educational Facilities Whitefield
  School, Inc. Series B
  3.780% due 7/6/07                                     1,100        1,100
State Health & Educational Facilities
  Authority (Eagle) Class A 144A
  3.800% due 7/6/07(b)                                  2,700        2,700
State Health & Educational Facilities
  Authority University Insured Cox
  Health System (AMBAC Insured)
  3.900% due 7/2/07                                    10,340       10,340
State Health & Educational Facilities
  Authority Washington University (Eagle)
  Series 03-6026, A 144A
  3.800% due 7/7/07(b)                                  9,900        9,900
                                                                ----------
                                                                    31,040
                                                                ----------
NEVADA--4.0%
ABN-AMRO Munitops Certificates Trust
  Multi-State Series 01-24 144A (FGIC Insured)
  3.790% due 7/6/07 (b)                                 7,295        7,295
ABN-AMRO Munitops Certificates Trust
  Multi-State Series 19 PS (FGIC insured)
  3.830% due 7/6/07                                    10,950       10,950
Las Vegas Valley Water District Series B
  3.900% due 7/2/07                                    21,500       21,500
                                                                ----------
                                                                    39,745
                                                                ----------

                       See Notes to Financial Statements

                  PHOENIX INSIGHT TAX-EXEMPT MONEY MARKET FUND


                                                       PAR
                                                      VALUE       VALUE
                                                      (000)       (000)
                                                    ---------   ----------
NEW YORK--3.7%
ABN-AMRO Munitops Certificates Trust
  Series 99-3 144A (MBIA-IBC Insured)
  3.800% due 7/6/07 (b)                             $  16,402   $   16,402
New York City Transitional Finance Authority
  (Eagle) Series 07-0004 Class A
  3.790% due 7/6/07                                    20,000       20,000
                                                                ----------
                                                                    36,402
                                                                ----------
NORTH CAROLINA--0.3%
North Carolina Capital Facilities Finance
  Agency (Eagle) Series 06-0159 Class A 144A
  3.800% due 7/6/07(b)                                  2,800        2,800

OHIO--2.1%
MetroHealth System Cuyahoga County Hospital
  3.750% due 7/6/07                                     7,915        7,915
Ratner School Project Cuyahoga County
  3.800% due 7/6/07                                     6,500        6,500
State Higher Educational Facility Commission
  (Pooled Financing 2002 Program) Series A
  3.800% due 7/6/07                                     4,795        4,795
State Higher Educational Facility Commission
  (Pooled Financing 2003 Program) Series A
  3.830% due 7/6/07                                     1,560        1,560
                                                                ----------
                                                                    20,770
                                                                ----------
OREGON--1.4%
Clakamas County Hospital Facility Authority
  Legacy Health System 3.740% due 7/6/07               14,000      14,000

PENNSYLVANIA--1.5%
Industrial Development Authority Berks
  County Richard J. Caron Foundation Project
  3.840% due 7/6/07                                     2,700        2,700
Industrial Development Authority Delaware
  County Pollution Control Exelon
  3.900% due 7/2/07                                    10,000       10,000
Pennsylvania Intergovernmental Cooperative
  Authority Special Tax (City of Philadelphia
  Funding Program) (AMBAC Insured)
  3.750% due 7/6/07                                     2,075        2,075
                                                                ----------
                                                                    14,775
                                                                ----------
TEXAS--17.1%
ABN AMRO Munitops Certificates Trust
  Multi-State Series 99-9 144A (PSF Guaranteed)
  3.770% due 7/6/07(b)                                 10,002       10,002
ABN-AMRO Munitops Certificates Trust
  Multi-State Series 02-15 (PSF Guaranteed)
  3.830% due 7/6/07                                    15,925       15,925


                                                       PAR
                                                      VALUE       VALUE
                                                      (000)       (000)
                                                    ---------   ----------
TEXAS--CONTINUED
Amarillo Independent School District
  (PSF Guaranteed)
  3.680% due 7/6/07                                 $   5,945   $    5,945
Corpus Christi Utility Systems (Spears)
  Series DB-126 144A (FSA Insured)
  3.790% due 7/6/07(b)                                  5,490        5,490
Denton Independent School District
  Series 05-A
  3.760% due 7/6/07                                    15,350       15,350
Harris County Department of Education
  Public Facility Corp. P-FLOAT PT 3357
  144A (MBIA Insured)
  3.600% due 7/6/07(b)                                  5,800        5,800
Harris County Health Facilities Development
  Corp. Texas Children's Hospital
  Series B-1 (MBIA Insured)
  3.920% due 7/2/07                                    15,000       15,000
Harris County Industrial Development Corp.
  Pollution Control - Exxon Project
  3.480% due 7/2/07                                     1,100        1,100
Laredo Sports Venue Sales Tax Revenue
  (AMBAC Insured)
  3.680% due 7/6/07                                     6,215        6,215
Nueces County Health Facilities Development Corp.
  Driscoll Foundation Children's Hospital
  3.760% due 7/6/07                                    17,600       17,600
San Antonio Electric & Gas
  3.760% due 7/6/07                                    25,000       25,000
State of Texas (Eagle) Series 06-0125
  Class A 144A
  3.800% due 7/6/07(b)                                  9,040        9,040
State of Texas (Eagle) Series 03-0026,
  Class A 144A
  3.800% due 7/6/07(b)                                  2,410        2,410
Texas Small Business Industrial
  Development Corp.
  3.790% due 7/6/07                                    35,520       35,520
                                                                ----------
                                                                   170,397
                                                                ----------
VIRGINIA--0.3%
Loudoun County Industrial Development
  Authority Howard Hughes Medical Institute
  Series E
  3.690% due 7/2/07                                     3,500        3,500

WASHINGTON--1.0%
Issaquah Community Properties Series A
  3.790% due 7/6/07                                    10,000       10,000

WEST VIRGINIA--2.1%
ABN AMRO Munitops Certificates Trust
  Multi-State Series 00-12 144A (MBIA Insured)
  3.760% due 7/6/07(b)                                 15,000       15,000
West Virginia University (Spears)
  Series DB-119 144A (MBIA Insured)
  3.790% due 7/6/07(b)                                  5,420        5,420
                                                                ----------
                                                                    20,420
                                                                ----------


                                                       PAR
                                                      VALUE       VALUE
                                                      (000)       (000)
                                                    ---------   ----------
WISCONSIN--1.4%
City of Beaver Dam, YMCA Dodge
  County, Inc. Project 3.740% due 7/6/07            $   3,900   $    3,900
Health & Educational Facilities Pine Haven
  Christian Home
  3.740% due 7/6/07                                     7,660        7,660
Milwaukee Redevelopment Authority American
  Society For Quality
  3.750% due 7/6/07                                     2,000        2,000
                                                                ----------
                                                                    13,560
                                                                ----------
WYOMING--2.3%
Gillette Pollution Control Pacificorp Project
  3.760% due 7/6/07                                    13,850       13,850
Platte County, Pollution Control Tri-State
  Generation & Transmission Project Series A
  3.900% due 7/2/07                                     9,100        9,100
                                                                ----------
                                                                    22,950
                                                                ----------
--------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND OBLIGATIONS
(IDENTIFIED COST $851,479)                                         851,479
--------------------------------------------------------------------------

MUNICIPAL TAX-EXEMPT BONDS(f)--7.8%

MICHIGAN--2.5%
State of Michigan
  4.250% due 9/28/07                                   25,325       25,370

TEXAS--0.6%
State of Texas Transportation Authority
  4.500% due 8/31/07                                    6,000        6,006

WISCONSIN--4.7%
City of Middleton
  4.000% due 7/1/08                                     4,605        4,609
City of Stoughton
  4.375% due 4/1/08                                     4,275        4,286
Fond Du Lac Waterworks Series A
  4.500% due 7/1/08                                     5,000        5,027
Menomonee Falls School District
  4.460% due 12/1/07                                    5,800        5,819
New Richmond School District
  4.125% due 6/6/08                                     4,500        4,509
Oak Creek-Franklin Joint School District
  4.250% due 2/1/08                                     5,385        5,391
  4.000% due 12/1/07                                    7,500        7,505
Sun Prairie Area School District
  4.500% due 11/30/07                                   6,675        6,684
West de Pere School District
  3.750% due 10/2/07                                    2,720        2,721
                                                                ----------
                                                                    46,551
                                                                ----------
--------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $77,927)                                           77,927
--------------------------------------------------------------------------

                       See Notes to Financial Statements

                  PHOENIX INSIGHT TAX-EXEMPT MONEY MARKET FUND


                                                                  VALUE
                                                      SHARES      (000)
                                                     --------   ----------
MONEY MARKET MUTUAL FUNDS--0.0%

AIM TFIT--Tax Free Cash Reserve
  Portfolio (The) (seven-day
  effective yield 3.51%)                              113,198   $      113
Dreyfus Cash Management Plus, Inc.
  (seven-day effective yield 5.18%)                     3,277            3
Goldman Sachs Financial
  Square Funds--Tax Free Money
  Market Fund (seven-day effective
  yield 3.59%)                                         80,512           81
--------------------------------------------------------------------------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $197)                                                 197
--------------------------------------------------------------------------
TOTAL INVESTMENTS--100.6%
(IDENTIFIED COST $1,000,503)                                     1,000,503(a)

Other assets and liabilities, net--(0.6)%                           (6,277)
                                                                ----------
NET ASSETS--100.0%                                              $  994,226
                                                                ==========











(a) Federal Income Tax Information: At June 30, 2007, the aggregate cost of securities was the same for book and federal income tax purposes.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to a value of $138,419 (reported in 000's) or 14.0% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Illiquid and restricted security. At June 30, 2007, these securities amounted to a value of $9,980 (reported in 000's) or 1.0% of net assets. For acquisition information, see Note 6, "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(e)  The rate shown is the discount rate.
(f)  The interest rate shown is the coupon rate.
(g)  Date shown represents the next interest reset date.
(h) Security with a "put" feature; the date shown is when the security may be put back for redemption.

                        See Notes to Financial Statements

                           PHOENIX INSIGHT FUNDS TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2007
                                   (UNAUDITED)

(Reported in thousands except per share amounts)

                                                                                                EQUITY FUNDS
                                                                              ------------------------------------------------
                                                                                                                    EMERGING
                                                                              BALANCED FUND     CORE EQUITY FUND  MARKETS FUND
                                                                              -------------     ----------------  ------------
ASSETS
   Investment securities at value+ ........................................   $      89,658     $        157,045  $    215,310
   Foreign currency at value++ ............................................              --                   --           137
   Cash ...................................................................              --                   --            --
   Receivables
      Fund shares sold ....................................................              --(1)                20            19
      Investment securities sold ..........................................              77                   --         9,528
      Dividends ...........................................................              55                  202           421
      Interest ............................................................             250                    7             4
      Tax reclaims ........................................................              --                   --            10
   Prepaid expenses .......................................................              46                   45            47
   Other assets ...........................................................               3                    5             8
                                                                              -------------     ----------------  ------------
         Total assets .....................................................          90,089              157,324       225,484
                                                                              -------------     ----------------  ------------
LIABILITIES:
   Payables
      Fund shares repurchased .............................................             305                   13           185
      Investment securities purchased .....................................           1,371                   --         6,469
      Investment advisory fee .............................................              37                   93           185
      Administration fee ..................................................               6                   11            16
      Transfer agent fee ..................................................               4                    6             6
      Trustees' fee .......................................................               1                    1             1
      Distribution and service fees .......................................               3                    3             2
      Professional fee ....................................................              20                   17            23
      Trustee deferred compensation plan ..................................               3                    5             8
      Foreign capital gain taxes ..........................................              --                   --           630
      Variation margin for futures contracts ..............................              --                   --            --
      Other accrued expenses ..............................................              10                   10           140
                                                                              -------------     ----------------  ------------
         Total liabilities ................................................          1, 760                  159         7,665
                                                                              -------------     ----------------  ------------
NET ASSETS ................................................................   $      88,329     $        157,165  $    217,819
                                                                              =============     ================  ============
NET ASSETS CONSIST OF:
   Beneficial interest at Par Value .......................................   $           6     $              7  $         21
   Capital paid in on shares of beneficial interest .......................          74,637              124,138       148,505
   Undistributed net investment income (distributions in excess of
      net investment income) ..............................................              27                  183          (868)
   Accumulated net realized gain (loss) ...................................           4,561                8,731        23,813
   Net unrealized appreciation (depreciation) .............................           9,098               24,106        46,348
                                                                              -------------     ----------------  ------------
NET ASSETS ................................................................   $      88,329     $        157,165  $    217,819
                                                                              =============     ================  ============

        CLASS A:                                  Net asset value per share   $       15.57     $          22.33  $      10.10
                                                                              -------------     ----------------  ------------
                                          Maximum offering price per share*   $       16.52     $          23.69  $      10.72
                                                                              -------------     ----------------  ------------
         Shares of beneficial interest outstanding, unlimited authorization             809                  495           744
                                                                              -------------     ----------------  ------------
                                                                 Net Assets   $      12,601     $         11,055  $      7,519
                                                                              -------------     ----------------  ------------

        CLASS C:              Net asset value and offering price per shares   $       15.57     $          22.26  $      10.04
                                                                              -------------     ----------------  ------------
         Shares of beneficial interest outstanding, unlimited authorization              28                   12            29
                                                                              -------------     ----------------  ------------
                                                                 Net Assets   $         441     $            259  $        287
                                                                              -------------     ----------------  ------------

        CLASS I:               Net asset value and offering price per share   $       15.61     $          22.66  $      10.34
                                                                              -------------     ----------------  ------------
         Shares of beneficial interest outstanding, unlimited authorization           4,822                6,438        20,309
                                                                              -------------     ----------------  ------------
                                                                 Net Assets   $      75,287     $        145,851  $    210,013
                                                                              -------------     ----------------  ------------
+ Investment securities at cost ...........................................   $      80,560     $        132,939  $    168,981
++ Foreign currency at cost ...............................................              --                   --           137
* Maximum offering price per share represents NAV/(1-5.75%) for Equity Funds.
(1) Amount is less than $1,000.

                        See Notes to Financial Statements

(Reported in thousands except per share amounts)

                                                                                            EQUITY FUNDS
                                                                              ---------------------------------------
                                                                                                           SMALL-CAP
                                                                              EQUITY FUND  INDEX FUND     GROWTH FUND
                                                                              -----------  ----------     -----------
ASSETS
   Investment securities at value+ ........................................   $   319,111  $   67,661     $    28,890
   Foreign currency at value++ ............................................            --          --              --
   Cash ...................................................................            --          --              --
   Receivables
      Fund shares sold ....................................................           259         102              --(1)
      Investment securities sold ..........................................            --          29              --
      Dividends ...........................................................           472          70              21
      Interest ............................................................            24          13               1
      Tax reclaims ........................................................            --          --              --
   Prepaid expenses .......................................................            29          31              45
   Other assets ...........................................................            10           2               1
                                                                              -----------  ----------     -----------
         Total assets .....................................................       319,905      67,908          28,958
                                                                              -----------  ----------     -----------
LIABILITIES:
   Payables
      Fund shares repurchased .............................................            74          28              --
      Investment securities purchased .....................................            --          63              --
      Investment advisory fee .............................................           186          11              15
      Administration fee ..................................................            22           5               2
      Transfer agent fee ..................................................            10           5               1
      Trustees' fee .......................................................             2          --(1)           --(1)
      Distribution and service fees .......................................             5           4              --(1)
      Professional fee ....................................................            18          17              17
      Trustee deferred compensation plan ..................................            10           2               1
      Foreign capital gain taxes ..........................................            --          --              --
      Variation margin for futures contracts ..............................            --           3              --
      Other accrued expenses ..............................................            18          16               5
                                                                              -----------  ----------     -----------
         Total liabilities ................................................           345         154              41
                                                                              -----------  ----------     -----------
NET ASSETS ................................................................   $   319,560  $   67,754     $    28,917
                                                                              ===========  ==========     ===========

NET ASSETS CONSIST OF:
   Beneficial interest at Par Value .......................................   $        19  $        3     $         2
   Capital paid in on shares of beneficial interest .......................       225,520      51,068          24,518
   Undistributed net investment income (distributions in excess of
      net investment income) ..............................................            48          18            (101)
   Accumulated net realized gain (loss)                                            17,324         995             805
   Net unrealized appreciation (depreciation) .............................        76,649      15,670           3,693
                                                                              -----------  ----------     -----------
NET ASSETS ................................................................   $   319,560  $   67,754     $    28,917
                                                                              ===========  ==========     ===========

        CLASS A:                                  Net asset value per share   $     15.85  $    23.00     $     14.90
                                                                              -----------  ----------     -----------
                                          Maximum offering price per share*   $     16.82  $    24.40     $     15.81
                                                                              -----------  ----------     -----------
         Shares of beneficial interest outstanding, unlimited authorization         1,534         808              11
                                                                              -----------  ----------     -----------
                                                                 Net Assets   $    24,300  $   18,574     $       164
                                                                              -----------  ----------     -----------

        CLASS C:              Net asset value and offering price per shares   $     15.84          --     $     14.80
                                                                              -----------  ----------     -----------
         Shares of beneficial interest outstanding, unlimited authorization            19          --              10
                                                                              -----------  ----------     -----------
                                                                 Net Assets   $       308          --     $       148
                                                                              -----------  ----------     -----------

        CLASS I:               Net asset value and offering price per share   $     15.73  $    22.99     $     14.95
                                                                              -----------  ----------     -----------
         Shares of beneficial interest outstanding, unlimited authorization        18,752       2,139           1,914
                                                                              -----------  ----------     -----------
                                                                 Net Assets   $   294,952  $   49,180     $    28,605
                                                                              -----------  ----------     -----------
+ Investment securities at cost ...........................................   $   242,462  $   51,962     $    25,197
++ Foreign currency at cost ...............................................            --          --              --
* Maximum offering price per share represents NAV/(1-5.75%) for Equity Funds.
(1) Amount is less than $1,000.

                                                                                      EQUITY FUNDS
                                                                              ----------------------------
                                                                                 SMALL-CAP      SMALL-CAP
                                                                              OPPORTUNITY FUND  VALUE FUND
                                                                              ----------------  ----------
ASSETS
   Investment securities at value+ ........................................   $        327,243  $  272,499
   Foreign currency at value++ ............................................                 --          --
   Cash ...................................................................                194          10
   Receivables
      Fund shares sold ....................................................                339         106
      Investment securities sold ..........................................             12,967          --
      Dividends ...........................................................                293         291
      Interest ............................................................                 13          13
      Tax reclaims ........................................................                 --          --
   Prepaid expenses .......................................................                 58          62
   Other assets ...........................................................                 16          13
                                                                              ----------------  ----------
         Total assets .....................................................            341,123     272,994
                                                                              ----------------  ----------
LIABILITIES:
   Payables
      Fund shares repurchased .............................................              1,081         891
      Investment securities purchased .....................................             11,428          --
      Investment advisory fee .............................................                214         168
      Administration fee ..................................................                 26          22
      Transfer agent fee ..................................................                 31          19
      Trustees' fee .......................................................                  2           2
      Distribution and service fees .......................................                 15          14
      Professional fee ....................................................                 17          18
      Trustee deferred compensation plan ..................................                 16          13
      Foreign capital gain taxes ..........................................                 --          --
      Variation margin for futures contracts ..............................                 --          --
      Other accrued expenses ..............................................                 45          32
                                                                              ----------------  ----------
         Total liabilities ................................................             12,875       1,179
                                                                              ----------------  ----------
NET ASSETS ................................................................   $        328,248  $  271,815
                                                                              ================  ==========
NET ASSETS CONSIST OF:
   Beneficial interest at Par Value .......................................   $             18  $        6
   Capital paid in on shares of beneficial interest .......................            236,245     213,100
   Undistributed net investment income (distributions in excess of
      net investment income) ..............................................                301         818
   Accumulated net realized gain (loss) ...................................             45,422      25,886
   Net unrealized appreciation (depreciation) .............................             46,262      32,005
                                                                              ----------------  ----------
NET ASSETS ................................................................   $        328,248  $  271,815
                                                                              ================  ==========

        CLASS A:                                  Net asset value per share   $          18.90  $    42.62
                                                                              ----------------  ----------
                                          Maximum offering price per share*   $          20.05  $    45.22
                                                                              ----------------  ----------
         Shares of beneficial interest outstanding, unlimited authorization              3,674       1,504
                                                                              ----------------  ----------
                                                                 Net Assets   $         69,447  $   64,077
                                                                              ----------------  ----------

        CLASS C:              Net asset value and offering price per shares   $          18.74  $    42.28
                                                                              ----------------  ----------
         Shares of beneficial interest outstanding, unlimited authorization                 20           5
                                                                              ----------------  ----------
                                                                 Net Assets   $            366  $      219
                                                                              ----------------  ----------

        CLASS I:               Net asset value and offering price per share   $          19.74  $    43.15
                                                                              ----------------  ----------
         Shares of beneficial interest outstanding, unlimited authorization             13,095       4,809
                                                                              ----------------  ----------
                                                                 Net Assets   $        258,435  $  207,519
                                                                              ----------------  ----------
+ Investment securities at cost ...........................................   $        280,981  $  240,494
++ Foreign currency at cost ...............................................                 --          --
* Maximum offering price per share represents NAV/(1-5.75%) for Equity Funds.
(1) Amount is less than $1,000.

                        See Notes to Financial Statements

                           PHOENIX INSIGHT FUNDS TRUST
                 STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                                  JUNE 30, 2007
                                   (UNAUDITED)

(Reported in thousands except per share amounts)

                                                                                   FIXED INCOME FUNDS
                                                                       -----------------------------------------
                                                                                                    INTERMEDIATE
                                                                                       HIGH YIELD    GOVERNMENT
                                                                         BOND FUND      BOND FUND     BOND FUND
                                                                       ------------    ----------   ------------
ASSETS
   Investment securities at value+ .................................   $    181,210    $   56,083   $     21,002
   Cash ............................................................             92           130             --
   Receivables
      Fund shares sold .............................................             --(1)         15             --(1)
      Investment securities sold ...................................          8,800         1,571            481
      Receivable from adviser ......................................             --            --              3
      Interest .....................................................          1,461           997            243
   Prepaid expenses ................................................             50            52             25
   Other assets ....................................................              6             2              1
                                                                       ------------    ----------   ------------
            Total assets ...........................................        191,619        58,850         21,755
                                                                       ------------    ----------   ------------
LIABILITIES
   Payables ........................................................
      Fund shares repurchased ......................................             67            19             36
      Investment securities purchased ..............................         26,651         1,092            480
      Investment advisory fee ......................................             53            25             --
      Administration fee ...........................................             12             5              2
      Transfer agent fee ...........................................              3             1              3
      Trustees' fee ................................................              1             1             --
      Distribution and service fees ................................             --(1)          1              1
      Dividend distributions .......................................            186            14              7
      Professional fee .............................................             20            22             19
      Trustees deferred compensation plan ..........................              6             2              1
      Other accrued expenses .......................................             13             7              2
                                                                       ------------    ----------   ------------
            Total liabilities ......................................         27,012         1,189            551
                                                                       ------------    ----------   ------------
NET ASSETS .........................................................   $    164,607    $   57,661   $     21,204
                                                                       ============    ==========   ============

NET ASSETS CONSIST OF:
   Beneficial interest at Par Value ................................   $         17    $        4   $          1
   Capital paid in on shares of beneficial interest ................        173,619        62,483         21,804
   Undistributed net investment income (distributions in excess of
      net investment income) .......................................              9            55             (1)
   Accumulated net realized gain (loss) ............................         (5,855)       (4,802)          (137)
   Net unrealized appreciation (depreciation) ......................         (3,183)          (79)          (463)
                                                                       ------------    ----------   ------------
NET ASSETS .........................................................   $    164,607    $   57,661   $     21,204
                                                                       ============    ==========   ============

        CLASS A:                           Net asset value per share   $       9.64    $    12.38   $      16.21
                                                                       ------------    ----------   ------------
                                   Maximum offering price per share*   $      10.12    $    13.00   $      17.02
                                                                       ------------    ----------   ------------
  Shares of beneficial interest outstanding, unlimited authorization            164           459            257
                                                                       ------------    ----------   ------------
                                                          Net Assets   $      1,585    $    5,685   $      4,173
                                                                       ------------    ----------   ------------

        CLASS C:        Net asset value and offering price per share   $       9.65    $    12.39             --
                                                                       ------------    ----------   ------------
  Shares of beneficial interest outstanding, unlimited authorization             11            11             --
                                                                       ------------    ----------   ------------
                                                          Net Assets   $        105    $      142             --
                                                                       ------------    ----------   ------------

        CLASS I:        Net asset value and offering price per share   $       9.65    $    12.38   $      16.21
                                                                       ------------    ----------   ------------
  Shares of beneficial interest outstanding, unlimited authorization         16,884         4,186          1,051
                                                                       ------------    ----------   ------------
                                                          Net Assets   $    162,917    $   51,834   $     17,031
                                                                       ------------    ----------   ------------

EXCHANGE SHARES:        Net asset value and offering price per share             --            --             --
                                                                       ------------    ----------   ------------
  Shares of beneficial interest outstanding, unlimited authorization             --            --             --
                                                                       ------------    ----------   ------------
                                                          Net Assets             --            --             --
                                                                       ------------    ----------   ------------

+ Investment securities at cost ....................................   $    184,393    $   56,162   $     21,465
* Maximum offering price per share represents NAV/(1-4.75%) for Fixed
Income Funds.
^ Investment securities at value includes repurchase agreements totaling
$196,000 in the Government Money Market Fund.
(1) Amount is less than $1,000.

                        See Notes to Financial Statements

(Reported in thousands except per share amounts)

                                                                                      FIXED INCOME FUNDS
                                                                       -----------------------------------------------
                                                                       INTERMEDIATE
                                                                        TAX-EXEMPT     SHORT/INTERMEDIATE   TAX-EXEMPT
                                                                         BOND FUND          BOND FUND        BOND FUND
                                                                       ------------    ------------------   ----------
ASSETS
   Investment securities at value+ .................................   $    191,862        $  229,603       $  148,043
   Cash ............................................................             --                --               --
   Receivables
      Fund shares sold .............................................            329                 3               54
      Investment securities sold ...................................             --             2,495            1,733
      Receivable from adviser ......................................             --                --               --
      Interest .....................................................          3,135             2,236            1,938
   Prepaid expenses ................................................             45                33               26
   Other assets ....................................................              7                 8                5
                                                                       ------------        ----------       ----------
            Total assets ...........................................        195,378           234,378          151,799
                                                                       ------------        ----------       ----------
LIABILITIES
   Payables ........................................................
      Fund shares repurchased ......................................              1                40               88
      Investment securities purchased ..............................          2,878             5,375            7,507
      Investment advisory fee ......................................             64               101               44
      Administration fee ...........................................             14                16               10
      Transfer agent fee ...........................................              6                 6               10
      Trustees' fee ................................................              1                 1                1
      Distribution and service fees ................................              4                 1               15
      Dividend distributions .......................................            541               546              349
      Professional fee .............................................             19                19               26
      Trustees deferred compensation plan ..........................              7                 8                5
      Other accrued expenses .......................................             11                14                9
                                                                       ------------        ----------       ----------
            Total liabilities ......................................          3,546             6,127            8,064
                                                                       ------------        ----------       ----------
NET ASSETS .........................................................   $    191,832        $  228,251       $  143,735
                                                                       ============        ==========       ==========
NET ASSETS CONSIST OF:
   Beneficial interest at Par Value ................................   $         18        $       22       $       10
   Capital paid in on shares of beneficial interest ................        187,338           237,546          139,034
   Undistributed net investment income (distributions in excess of
      net investment income) .......................................             --(1)             --(1)            --(1)
   Accumulated net realized gain (loss) ............................            555            (5,805)             161
   Net unrealized appreciation (depreciation) ......................          3,921            (3,512)           4,530
                                                                       ------------        ----------       ----------
NET ASSETS .........................................................   $    191,832        $  228,251       $  143,735
                                                                       ============        ==========       ==========

        CLASS A:                           Net asset value per share   $      10.72        $     9.94       $    10.28
                                                                       ------------        ----------       ----------
                                   Maximum offering price per share*   $      11.25        $    10.44       $    10.79
                                                                       ------------        ----------       ----------
  Shares of beneficial interest outstanding, unlimited authorization          1,644               475            6,863
                                                                       ------------        ----------       ----------
                                                          Net Assets   $     17,624        $    4,719       $   70,543
                                                                       ------------        ----------       ----------

        CLASS C:        Net asset value and offering price per share   $      10.72        $     9.94       $    10.28
                                                                       ------------        ----------       ----------
  Shares of beneficial interest outstanding, unlimited authorization             22                19               20
                                                                       ------------        ----------       ----------
                                                          Net Assets   $        240        $      193       $      205
                                                                       ------------        ----------       ----------

        CLASS I:        Net asset value and offering price per share   $      10.72        $     9.95       $    10.28
                                                                       ------------        ----------       ----------
  Shares of beneficial interest outstanding, unlimited authorization         16,231            22,456            7,102
                                                                       ------------        ----------       ----------
                                                          Net Assets   $    173,968        $  223,339       $   72,987
                                                                       ------------        ----------       ----------

EXCHANGE SHARES:        Net asset value and offering price per share             --                --               --
                                                                       ------------        ----------       ----------
  Shares of beneficial interest outstanding, unlimited authorization             --                --               --
                                                                       ------------        ----------       ----------
                                                          Net Assets             --                --               --
                                                                       ------------        ----------       ----------

+ Investment securities at cost ....................................   $    187,941        $  233,115       $  143,513
* Maximum offering price per share represents NAV/(1-4.75%) for Fixed
Income Funds.
^ Investment securities at value includes repurchase agreements totaling
$196,000 in the Government Money Market Fund.
(1) Amount is less than $1,000.

                                                                                          MONEY MARKET FUNDS
                                                                       ---------------------------------------------------------
                                                                           GOVERNMENT                             TAX-EXEMPT
                                                                       MONEY MARKET FUND   MONEY MARKET FUND   MONEY MARKET FUND
                                                                       -----------------   -----------------   -----------------
ASSETS
   Investment securities at value+ .................................      $ 510,568^        $  3,964,133         $ 1,000,503
   Cash ............................................................             --                   --                  56
   Receivables
      Fund shares sold .............................................             --                    2                  --
      Investment securities sold ...................................             --                   --                  --
      Receivable from adviser ......................................             --                   --                  --
      Interest .....................................................          1,133                4,729               6,380
   Prepaid expenses ................................................             30                  115                  36
   Other assets ....................................................             18                  124                  45
                                                                          ---------         ------------         -----------
            Total assets ...........................................        511,749            3,969,103           1,007,020
                                                                          ---------         ------------         -----------
LIABILITIES
   Payables ........................................................
      Fund shares repurchased ......................................             --                   50                  --
      Investment securities purchased ..............................             --                   --               9,643
      Investment advisory fee ......................................             41                  306                  84
      Administration fee ...........................................             12                  108                  31
      Transfer agent fee ...........................................              8                   62                  17
      Trustees' fee ................................................              3                   16                   3
      Distribution and service fees ................................             60                  268                  59
      Dividend distributions .......................................          1,899               16,171               2,785
      Professional fee .............................................             16                   18                  16
      Trustees deferred compensation plan ..........................             18                  124                  45
      Other accrued expenses .......................................             51                  189                 111
                                                                          ---------         ------------         -----------
            Total liabilities ......................................          2,108               17,312              12,794
                                                                          ---------         ------------         -----------
NET ASSETS .........................................................      $ 509,641         $  3,951,791         $   994,226
                                                                          =========         ============         ===========
NET ASSETS CONSIST OF:
   Beneficial interest at Par Value ................................      $     509         $      3,952         $       995
   Capital paid in on shares of beneficial interest ................        509,084            3,948,450             993,427
   Undistributed net investment income (distributions in excess of
      net investment income) .......................................             --(1)                --(1)               --(1)
   Accumulated net realized gain (loss) ............................             48                 (611)               (196)
   Net unrealized appreciation (depreciation) ......................             --                   --                  --
                                                                          ---------         ------------         -----------
NET ASSETS .........................................................      $ 509,641         $  3,951,791         $   994,226
                                                                          =========         ============         ===========

        CLASS A:                           Net asset value per share      $    1.00         $       1.00         $      1.00
                                                                          ---------         ------------         -----------
                                   Maximum offering price per share*      $    1.00         $       1.00         $      1.00
                                                                          ---------         ------------         -----------
  Shares of beneficial interest outstanding, unlimited authorization        214,270              916,999             194,704
                                                                          ---------         ------------         -----------
                                                          Net Assets      $ 214,312         $    916,895         $   194,592
                                                                          ---------         ------------         -----------

        CLASS C:        Net asset value and offering price per share             --                   --                  --
                                                                          ---------         ------------         -----------
  Shares of beneficial interest outstanding, unlimited authorization             --                   --                  --
                                                                          ---------         ------------         -----------
                                                          Net Assets             --                   --                  --
                                                                          ---------         ------------         -----------

        CLASS I:        Net asset value and offering price per share      $    1.00         $       1.00         $      1.00
                                                                          ---------         ------------         -----------
  Shares of beneficial interest outstanding, unlimited authorization        295,323            2,571,165             799,718
                                                                          ---------         ------------         -----------
                                                          Net Assets      $ 295,329         $  2,570,806         $   799,634
                                                                          ---------         ------------         -----------

EXCHANGE SHARES:        Net asset value and offering price per share             --         $       1.00                  --
                                                                          ---------         ------------         -----------
  Shares of beneficial interest outstanding, unlimited authorization             --              464,240                  --
                                                                          ---------         ------------         -----------
                                                          Net Assets             --         $    464,090                  --
                                                                          ---------         ------------         -----------
+ Investment securities at cost ....................................      $ 510,568         $  3,964,133         $ 1,000,503
* Maximum offering price per share represents NAV/(1-4.75%) for Fixed
Income Funds.
^ Investment securities at value includes repurchase agreements totaling
$196,000 in the Government Money Market Fund.
(1) Amount is less than $1,000.

                        See Notes to Financial Statements

                           PHOENIX INSIGHT FUNDS TRUST
                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2007
                                   (UNAUDITED)

(Reported in thousands)

                                                                                              EQUITY FUNDS
                                                                            -----------------------------------------------
                                                                                                                 EMERGING
                                                                            BALANCED FUND   CORE EQUITY FUND   MARKETS FUND
                                                                            -------------   ----------------   ------------
INVESTMENT INCOME
   Dividends ............................................................     $     481        $     1,448       $    4,047
   Interest .............................................................           836                 53              104
   Foreign tax withheld .................................................            (2)               (11)            (981)
                                                                              ---------        -----------       ----------
      Total investment income ...........................................         1,315              1,490            3,170
                                                                              ---------        -----------       ----------
EXPENSES
   Investment advisory fee ..............................................           220                554            1,162
   Service fees, Class A ................................................            16                 14                9
   Distribution and service fees, Class C ...............................             2                  1                1
   Distribution and service fees, Class I ...............................            19                 37               56
   Administration fee ...................................................            37                 67              100
   Transfer agent .......................................................            20                 32               34
   Custodian ............................................................            15                 10              155
   Printing .............................................................             1                  2                4
   Professional .........................................................            17                 16               32
   Registration .........................................................            20                 20               18
   Trustees .............................................................             3                  6                9
   Miscellaneous ........................................................             6                 10               17
                                                                              ---------        -----------       ----------
      Total expenses ....................................................           376                769            1,597
   Less expenses reimbursed by investment adviser and distributor .......           (19)               (37)             (56)
                                                                              ---------        -----------       ----------
      Net expenses ......................................................           357                732            1,541
                                                                              ---------        -----------       ----------
   NET INVESTMENT INCOME (LOSS) .........................................           958                758            1,629
                                                                              ---------        -----------       ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ..............................         4,628              8,954           25,254
   Net realized gain (loss) on foreign currency transactions ............            --                 --           (1,435)
   Net realized gain (loss) on futures ..................................            --                 --               --
   Net change in unrealized appreciation (depreciation) on investments ..          (217)              (626)           5,998
   Net change in unrealized appreciation (depreciation) on foreign
     currency translations ..............................................            --                 --              181
   Net change in unrealized appreciation (depreciation) on futures ......            --                 --               --
                                                                              ---------        -----------       ----------
NET GAIN (LOSS) ON INVESTMENTS ..........................................         4,411              8,328           29,998
                                                                              ---------        -----------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........     $   5,369        $     9,086       $   31,627
                                                                              =========        ===========       ==========

(1)   Amount is less than $1,000.

                        See Notes to Financial Statements

(Reported in thousands)

                                                                                        EQUITY FUNDS
                                                            ------------------------------------------------------------------------
                                                                                          SMALL-CAP       SMALL-CAP       SMALL-CAP
                                                             EQUITY FUND    INDEX FUND   GROWTH FUND   OPPORTUNITY FUND  VALUE FUND
                                                            -------------   ----------   -----------   ----------------  -----------
INVESTMENT INCOME
    Dividends ...........................................   $    3,089       $  630       $    50        $    2,226       $  2,373
    Interest ............................................          115           71             9               102             87
    Foreign tax withheld ................................          (16)          --            --                --             --
                                                            ----------       ------       -------        ----------       --------
      Total investment income ...........................        3,188          701            59             2,328          2,460
                                                            ----------       ------       -------        ----------       --------
EXPENSES
   Investment advisory fee ..............................        1,080           69           104             1,480          1,166
   Service fees, Class A ................................           30           19            --(1)             95             97
   Distribution and service fees, Class C ...............            1           --             1                 2              1
   Distribution and service fees, Class I ...............           71           13             7                80             64
   Administration fee ...................................          129           29            12               166            140
   Transfer agent .......................................           49           21             5               125            110
   Custodian ............................................           18           24             9                72             46
   Printing .............................................            4            1            --(1)              4              4
   Professional .........................................           16           15            16                17             18
   Registration .........................................           18           12            17                24             24
   Trustees .............................................           12            3             1                17             14
   Miscellaneous ........................................           20            2             3                25             22
                                                            ----------       ------       -------        ----------       --------
      Total expenses ....................................        1,448          208           175             2,107          1,706
   Less expenses reimbursed by investment adviser and
      distributor .......................................          (71)         (13)          (15)              (80)           (64)
                                                            ----------       ------       -------        ----------       --------
      Net expenses ......................................        1,377          195           160             2,027          1,642
                                                            ----------       ------       -------        ----------       --------
   NET INVESTMENT INCOME (LOSS) .........................        1,811          506          (101)              301            818
                                                            ----------       ------       -------        ----------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ..............       17,394        2,390           815            45,809         26,432
   Net realized gain (loss) on foreign currency
     transactions .......................................           --           --            --                --             --
   Net realized gain (loss) on futures ..................           --          184            --                --             --
   Net change in unrealized appreciation (depreciation)
     on investments .....................................        9,618        1,448         1,410           (24,075)        (9,340)
   Net change in unrealized appreciation
      (depreciation) on foreign currency translations ...           --           --            --                --             --
   Net change in unrealized appreciation
      (depreciation) on futures .........................           --          (21)           --                --             --
                                                            ----------       ------       -------        ----------       --------
NET GAIN (LOSS) ON INVESTMENTS ..........................       27,012        4,001         2,225            21,734         17,092
                                                            ----------       ------       -------        ----------       --------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS .....................   $   28,823       $4,507       $ 2,124        $   22,035       $ 17,910
                                                            ==========       ======       =======        ==========       ========

                        See Notes to Financial Statements

                           PHOENIX INSIGHT FUNDS TRUST
                       STATEMENT OF OPERATIONS (CONTINUED)
                         SIX MONTHS ENDED JUNE 30, 2007
                                   (UNAUDITED)

(Reported in thousands)

                                                                                           FIXED INCOME FUNDS
                                                                                 -------------------------------------
                                                                                                          INTERMEDIATE
                                                                                             HIGH YIELD    GOVERNMENT
                                                                                 BOND FUND    BOND FUND    BOND FUND
                                                                                 ---------   ----------   ------------
INVESTMENT INCOME
   Interest ...............................................................       $ 5,028     $  2,737      $  576
   Dividends ..............................................................             8           --          --
   Foreign tax withheld ...................................................            --           --          --
                                                                                  -------     --------      ------
      Total investment income .............................................         5,036        2,737         576
                                                                                  -------     --------      ------
EXPENSES
   Investment advisory fee ................................................           443          159          52
   Service fees, Class A ..................................................             2            7           6
   Distribution and service fees, Class C .................................             1            1          --
   Distribution and service fees, Class I .................................            43           16           5
   Distribution and service fees, Exchange Shares .........................            --           --          --
   Administration fee .....................................................            75           29          10
   Transfer agent .........................................................            23           10           1
   Custodian ..............................................................            12            8           3
   Printing ...............................................................             4            1          --(1)
   Professional ...........................................................            16           19          16
   Registration ...........................................................            20           20          13
   Trustees ...............................................................             5            2           1
   Miscellaneous ..........................................................            12            7           3
                                                                                  -------     --------      ------
      Total expenses ......................................................           656          279         110
   Less expenses reimbursed by investment adviser and distributor .........          (121)         (16)        (46)
                                                                                  -------     --------      ------
      Net expenses ........................................................           535          263          64
                                                                                  -------     --------      ------
NET INVESTMENT INCOME (LOSS) ..............................................         4,501        2,474         512
                                                                                  -------     --------      ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ................................          (261)       1,253         (15)
   Net change in unrealized appreciation (depreciation) on investments ....        (3,841)      (1,465)       (192)
                                                                                  -------     --------      ------
NET GAIN (LOSS) ON INVESTMENTS ............................................        (4,102)        (212)       (207)
                                                                                  -------     --------      ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........       $   399     $  2,262      $  305
                                                                                  =======     ========      ======

(1) Amount is less than $1,000.
(2) The amount includes distribution fees.

                        See Notes to Financial Statements

(Reported in thousands)

                                                                                               FIXED INCOME FUNDS
                                                                                ----------------------------------------------
                                                                                INTERMEDIATE
                                                                                 TAX-EXEMPT    SHORT/INTERMEDIATE   TAX-EXEMPT
                                                                                 BOND FUND         BOND FUND         BOND FUND
                                                                                ------------   ------------------   ----------
INVESTMENT INCOME
   Interest ...............................................................       $ 4,605           $ 5,933          $ 3,577
   Dividends ..............................................................            --                --               --
   Foreign tax withheld ...................................................            --                --               --
                                                                                  -------           -------          -------
      Total investment income .............................................         4,605             5,933            3,577
                                                                                  -------           -------          -------
EXPENSES
   Investment advisory fee ................................................           451               658              337
   Service fees, Class A ..................................................            22                 7               92
   Distribution and service fees, Class C .................................             1                 1                1
   Distribution and service fees, Class I .................................            46                58               19
   Distribution and service fees, Exchange Shares .........................            --                --               --
   Administration fee .....................................................            83               100               63
   Transfer agent .........................................................            31                31               47
   Custodian ..............................................................             7                11                7
   Printing ...............................................................             2                 2                4
   Professional ...........................................................            17                17               17
   Registration ...........................................................            21                18               21
   Trustees ...............................................................             8                 9                6
   Miscellaneous ..........................................................            12                15                9
                                                                                  -------           -------          -------
      Total expenses ......................................................           701               927              623
   Less expenses reimbursed by investment adviser and distributor .........           (77)              (83)             (81)
                                                                                  -------           -------          -------
      Net expenses ........................................................           624               844              542
                                                                                  -------           -------          -------
NET INVESTMENT INCOME (LOSS) ..............................................         3,981             5,089            3,035
                                                                                  -------           -------          -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ................................           559              (753)             140
   Net change in unrealized appreciation (depreciation) on investments ....        (4,434)           (1,200)          (3,261)
                                                                                  -------           -------          -------
NET GAIN (LOSS) ON INVESTMENTS ............................................        (3,875)           (1,953)          (3,121)
                                                                                  -------           -------          -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........       $   106           $ 3,136          $   (86)
                                                                                  =======           =======          =======

                                                                                              MONEY MARKET FUNDS
                                                                          ---------------------------------------------------------
                                                                             GOVERNMENT                               TAX-EXEMPT
                                                                          MONEY MARKET FUND   MONEY MARKET FUND   MONEY MARKET FUND
                                                                          -----------------   -----------------   -----------------
INVESTMENT INCOME
   Interest ...........................................................      $ 11,493           $  104,450           $  20,807
   Dividends ..........................................................            --                   --                  --
   Foreign tax withheld ...............................................            --                   --                  --
                                                                             --------           ----------           ---------
      Total investment income .........................................        11,493              104,450              20,807
                                                                             --------           ----------           ---------
EXPENSES
   Investment advisory fee ............................................           237                1,960                 585
   Service fees, Class A ..............................................           368(2)             1,586(2)              389(2)
   Distribution and service fees, Class C .............................            --                   --                  --
   Distribution and service fees, Class I .............................            56                  639                 227
   Distribution and service fees, Exchange Shares .....................            --                  104                  --
   Administration fee .................................................            77                  677                 203
   Transfer agent .....................................................            43                  358                 107
   Custodian ..........................................................            16                  102                  37
   Printing ...........................................................            --(1)                73                   8
   Professional .......................................................            16                   39                  15
   Registration .......................................................            --                    3                   1
   Trustees ...........................................................            19                  149                  48
   Miscellaneous ......................................................            --                  312                 145
                                                                             --------           ----------           ---------
      Total expenses ..................................................           832                6,002               1,765
   Less expenses reimbursed by investment adviser and distributor .....           (56)                (923)               (227)
                                                                             --------           ----------           ---------
      Net expenses ....................................................           776                5,079               1,538
                                                                             --------           ----------           ---------
NET INVESTMENT INCOME (LOSS) ..........................................        10,717               99,371              19,269
                                                                             --------           ----------           ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ............................           (32)                   6                  (5)
   Net change in unrealized appreciation (depreciation) on
      investments .....................................................            --                   --                  --
                                                                             --------           ----------           ---------
NET GAIN (LOSS) ON INVESTMENTS ........................................           (32)                   6                  (5)
                                                                             --------           ----------           ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......      $ 10,685           $   99,377            $ 19,264
                                                                             ========           ==========           =========

                        See Notes to Financial Statements

                           PHOENIX INSIGHT FUNDS TRUST
                       STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)

                                                                                             EQUITY FUNDS
                                                                  ------------------------------------------------------------------
                                                                           BALANCED FUND                   CORE EQUITY FUND
                                                                  --------------------------------  --------------------------------
                                                                   SIX MONTHS                        SIX MONTHS
                                                                      ENDED          YEAR ENDED         ENDED          YEAR ENDED
                                                                  JUNE 30, 2007  DECEMBER 31, 2006  JUNE 30, 2007  DECEMBER 31, 2006
                                                                  -------------  -----------------  -------------  -----------------
                                                                   (UNAUDITED)                       (UNAUDITED)
                                                                  -------------                     -------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ..................................       $   958           $ 1,852       $    758          $  1,104
Non-recurring payment from former administrator (See Note 3) ..            --                96             --               382
Net realized gain (loss) ......................................         4,628             3,837          8,954            13,965
Net change in unrealized appreciation (depreciation) ..........          (217)            1,667           (626)            4,565
                                                                      -------           -------       --------          --------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...         5,369             7,452          9,086            20,016
                                                                      -------           -------       --------          --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A ................................          (123)             (174)           (29)              (46)
Net investment income, Class N(2) .............................            --              (102)            --               (46)
Net investment income, Class C ................................            (2)               (1)            --                --(1)
Net investment income, Class I ................................          (818)           (1,670)          (562)           (1,378)
Net realized short-term gains, Class A ........................            --                (1)           (10)              (37)
Net realized short-term gains, Class N(2) .....................            --                (3)            --                --
Net realized short-term gains, Class C ........................            --                --             --                (1)
Net realized short-term gains, Class I ........................            --               (23)          (128)             (458)
Net realized long-term gains, Class A .........................          (128)             (471)          (181)             (799)
Net realized long-term gains, Class N(2) ......................            --              (113)            --              (215)
Net realized long-term gains, Class C .........................            (4)               (9)            (4)              (11)
Net realized long-term gains, Class I .........................          (745)           (3,395)        (2,370)          (12,727)
                                                                      -------           -------       --------          --------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .....        (1,820)           (5,962)        (3,284)          (15,718)
                                                                      -------           -------       --------          --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A .........          (511)            9,144         (1,143)           10,154
Change in net assets from share transactions, Class N(2) ......            --            (7,481)            --            (6,349)
Change in net assets from share transactions, Class C .........           173               249             81               169
Change in net assets from share transactions, Class I .........        (2,474)            1,881         (5,786)            6,578
                                                                      -------           -------       --------          --------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .....        (2,812)            3,793         (6,848)           10,552
Redemption fees ...............................................            --                 3             --                 7
                                                                      -------           -------       --------          --------
NET INCREASE (DECREASE) IN NET ASSETS .........................           737             5,286         (1,046)           14,857

NET ASSETS
Beginning of period ...........................................        87,592            82,306        158,211           143,354
                                                                      -------           -------       --------          --------
End of period .................................................       $88,329           $87,592       $157,165          $158,211
                                                                      =======           =======       ========          ========
END OF PERIOD UNDISTRIBUTED NET INVESTMENT INCOME /
   (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME) .........       $    27           $    12       $    183          $     16

(1) Amount is less than $1,000.
(2) Effective June 26, 2006, Class N Shares were converted to Class A Shares.

                        See Notes to Financial Statements

(Reported in thousands)

                                                                                             EQUITY FUNDS
                                                                  ------------------------------------------------------------------
                                                                         EMERGING MARKETS FUND                EQUITY FUND
                                                                  --------------------------------  --------------------------------
                                                                   SIX MONTHS                        SIX MONTHS
                                                                      ENDED          YEAR ENDED         ENDED          YEAR ENDED
                                                                  JUNE 30, 2007  DECEMBER 31, 2006  JUNE 30, 2007  DECEMBER 31, 2006
                                                                  -------------  -----------------  -------------  -----------------
                                                                   (UNAUDITED)                       (UNAUDITED)
                                                                  -------------                     -------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ..................................      $  1,629          $  4,295       $  1,811         $   2,804
Non-recurring payment from former administrator (See Note 3) ..            --               180             --               723
Net realized gain (loss) ......................................        23,819           128,943         17,394            26,064
Net change in unrealized appreciation (depreciation) ..........         6,179           (66,863)         9,618            14,494
                                                                     --------          --------       --------         ---------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...        31,627            66,555         28,823            44,085
                                                                     --------          --------       --------         ---------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A ................................           (46)              (63)          (112)             (137)
Net investment income, Class N(2) .............................            --               (32)            --              (122)
Net investment income, Class C ................................            (2)               (1)            --                --(1)
Net investment income, Class I ................................        (1,335)           (4,184)        (1,695)           (3,252)
Net realized short-term gains, Class A ........................           (70)             (100)            --                --
Net realized short-term gains, Class N(2) .....................            --               (33)            --                --
Net realized short-term gains, Class C ........................            (3)               (2)            --                --
Net realized short-term gains, Class I ........................        (2,034)           (5,014)            --                --
Net realized long-term gains, Class A .........................        (1,985)           (1,367)          (422)           (1,769)
Net realized long-term gains, Class N(2) ......................            --              (206)            --              (322)
Net realized long-term gains, Class C .........................           (76)              (32)            (5)              (12)
Net realized long-term gains, Class I .........................       (57,798)          (56,176)        (5,136)          (22,833)
                                                                     --------          --------       --------         ---------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .....       (63,349)          (67,210)        (7,370)          (28,447)
                                                                     --------          --------       --------         ---------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A .........         1,182             6,094         (3,195)           22,178
Change in net assets from share transactions, Class N(2) ......            --            (4,619)            --           (16,486)
Change in net assets from share transactions, Class C .........           149               186            121               171
Change in net assets from share transactions, Class I .........        (1,854)          (86,118)        (3,635)            2,687
                                                                     --------          --------       --------         ---------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .....          (523)          (84,457)        (6,709)            8,550
Redemption fees ...............................................            --                 3             --                18
                                                                     --------          --------       --------         ---------
NET INCREASE (DECREASE) IN NET ASSETS .........................       (32,245)          (85,109)        14,744            24,206

NET ASSETS
Beginning of period ...........................................       250,064           335,173        304,816           280,610
                                                                     --------          --------       --------         ---------
End of period .................................................      $217,819          $250,064       $319,560         $ 304,816
                                                                     ========          ========       ========         =========
END OF PERIOD UNDISTRIBUTED NET INVESTMENT INCOME /
   (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME) .........      $   (868)         $ (1,114)      $     48         $      44

                                                                                             EQUITY FUNDS
                                                                  ------------------------------------------------------------------
                                                                             INDEX FUND                 SMALL-CAP GROWTH FUND
                                                                  --------------------------------  --------------------------------
                                                                   SIX MONTHS                        SIX MONTHS
                                                                      ENDED          YEAR ENDED         ENDED          YEAR ENDED
                                                                  JUNE 30, 2007  DECEMBER 31, 2006  JUNE 30, 2007  DECEMBER 31, 2006
                                                                  -------------  -----------------  -------------  -----------------
                                                                   (UNAUDITED)                       (UNAUDITED)
                                                                  -------------                     -------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ..................................      $    506          $  1,217      $    (101)        $    (139)
Non-recurring payment from former administrator (See Note 3) ..            --               892             --                 8
Net realized gain (loss) ......................................         2,574             1,864            815             1,937
Net change in unrealized appreciation (depreciation) ..........         1,427             8,264          1,410               951
                                                                     --------          --------      ---------         ---------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...         4,507            12,237          2,124             2,757
                                                                     --------          --------      ---------         ---------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A ................................          (101)              (86)            --                --
Net investment income, Class N(2) .............................            --              (273)            --                --
Net investment income, Class C ................................            --                --             --                --
Net investment income, Class I ................................          (387)           (1,801)            --                (8)
Net realized short-term gains, Class A ........................           (10)              (31)            --                (2)
Net realized short-term gains, Class N(2) .....................            --               (47)            --                --
Net realized short-term gains, Class C ........................            --                --             --                (2)
Net realized short-term gains, Class I ........................           (28)             (356)           (36)             (345)
Net realized long-term gains, Class A .........................          (136)             (210)            (1)               (6)
Net realized long-term gains, Class N(2) ......................            --               (32)            --                --
Net realized long-term gains, Class C .........................            --                --             (1)               (6)
Net realized long-term gains, Class I .........................          (365)           (1,036)          (112)           (1,379)
                                                                     --------          --------      ---------         ---------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .....        (1,027)           (3,872)          (150)           (1,748)
                                                                     --------          --------      ---------         ---------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A .........         3,167            13,103             23               128
Change in net assets from share transactions, Class N(2) ......            --           (14,869)            --(1)             --
Change in net assets from share transactions, Class C .........            --                --             --               135
Change in net assets from share transactions, Class I .........       (13,283)          (23,336)          (782)            5,804
                                                                     --------          --------      ---------         ---------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .....       (10,116)          (25,102)          (759)            6,067
Redemption fees ...............................................            --                 1             --                --
                                                                     --------          --------      ---------         ---------
NET INCREASE (DECREASE) IN NET ASSETS .........................        (6,636)          (16,736)         1,215             7,076

NET ASSETS
Beginning of period ...........................................        74,390            91,126         27,702            20,626
                                                                     --------          --------      ---------         ---------
End of period .................................................      $ 67,754          $ 74,390      $  28,917         $  27,702
                                                                     ========          ========      =========         =========
END OF PERIOD UNDISTRIBUTED NET INVESTMENT INCOME /
   (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME) .........      $     18          $     --(1)   $    (101)        $      --(1)

                        See Notes to Financial Statements

                           PHOENIX INSIGHT FUNDS TRUST
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

(Reported in thousands)

                                                                                            EQUITY FUNDS
                                                                 -------------------------------------------------------------------
                                                                    SMALL-CAP OPPORTUNITY FUND            SMALL-CAP VALUE FUND
                                                                 --------------------------------   --------------------------------
                                                                   SIX MONTHS                        SIX MONTHS
                                                                     ENDED          YEAR ENDED          ENDED          YEAR ENDED
                                                                 JUNE 30, 2007  DECEMBER 31, 2006   JUNE 30, 2007  DECEMBER 31, 2006
                                                                 -------------  -----------------   -------------  -----------------
                                                                  (UNAUDITED)                        (UNAUDITED)
                                                                 -------------                      -------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ..................................    $     301        $    (179)        $     818        $     726
Non-recurring payment from former administrator (See Note 3) ..           --              969                --              519
Net realized gain (loss) ......................................       45,809           79,281            26,432           70,730
Net change in unrealized appreciation (depreciation) ..........      (24,075)         (32,410)           (9,340)         (30,397)
                                                                   ---------        ---------         ---------        ---------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...       22,035           47,661            17,910           41,578
                                                                   ---------        ---------         ---------        ---------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A ................................           --              (15)               --              (63)
Net investment income, Class N(2) .............................           --             (173)               --             (186)
Net investment income, Class C ................................           --               --                --               --
Net investment income, Class I ................................           --             (644)               --           (1,172)
Net realized short-term gains, Class A ........................           --             (172)             (746)             (52)
Net realized short-term gains, Class N(2) .....................           --           (1,431)               --             (610)
Net realized short-term gains, Class C ........................           --               --                (2)              --
Net realized short-term gains, Class I ........................           --           (6,702)           (2,457)          (1,557)
Net realized long-term gains, Class A .........................       (3,930)         (11,450)           (4,567)         (10,604)
Net realized long-term gains, Class N(2) ......................           --           (3,153)               --           (4,574)
Net realized long-term gains, Class C .........................          (20)             (31)              (15)             (20)
Net realized long-term gains, Class I .........................      (14,222)         (64,845)          (15,035)         (49,527)
                                                                   ---------        ---------         ---------        ---------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .....      (18,172)         (88,616)          (22,822)         (68,365)
                                                                   ---------        ---------         ---------        ---------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A .........      (17,734)          79,603           (18,393)          72,408
Change in net assets from share transactions, Class N(2) ......           --         (105,559)               --         (103,348)
Change in net assets from share transactions, Class C .........          120              270                60              175
Change in net assets from share transactions, Class I .........     (144,812)         (47,288)          (86,496)         (17,710)
                                                                   ---------        ---------         ---------        ---------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .....     (162,426)         (72,974)         (104,829)         (48,475)
Redemption fees ...............................................           --               11                --               12
                                                                   ---------        ---------         ---------        ---------
NET INCREASE (DECREASE) IN NET ASSETS .........................     (158,563)        (113,918)         (109,741)         (75,250)

NET ASSETS
Beginning of period ...........................................      486,811          600,729           381,556          456,806
                                                                   ---------        ---------         ---------        ---------
End of period .................................................    $ 328,248        $ 486,811         $ 271,815        $ 381,556
                                                                   =========        =========         =========        =========
END OF PERIOD UNDISTRIBUTED NET INVESTMENT INCOME /
   (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME) .........    $     301        $      --(1)      $     818        $      --(1)

(1) Amount is less than $1,000.
(2) Effective June 2006, Class N Shares were converted to Class A Shares.

                        See Notes to Financial Statements

(Reported in thousands)

                                                                                          FIXED INCOME FUNDS
                                                                 -------------------------------------------------------------------
                                                                             BOND FUND                    HIGH YIELD BOND FUND
                                                                 --------------------------------   --------------------------------
                                                                  SIX MONTHS                         SIX MONTHS
                                                                     ENDED          YEAR ENDED          ENDED         YEAR ENDED
                                                                 JUNE 30, 2007  DECEMBER 31, 2006   JUNE 30, 2007  DECEMBER 31, 2006
                                                                 -------------  -----------------   -------------  -----------------
                                                                  (UNAUDITED)                        (UNAUDITED)
                                                                 -------------                      -------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ..................................    $   4,501        $   8,938         $   2,474        $   5,091
Non-recurring payment from former administrator (See Note 3) ..           --              338                --               78
Net realized gain (loss) ......................................         (261)          (4,556)            1,253           (2,097)
Net change in unrealized appreciation (depreciation) ..........       (3,841)           1,855            (1,465)           1,968
                                                                   ---------        ---------         ---------        ---------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...          399            6,575             2,262            5,040
                                                                   ---------        ---------         ---------        ---------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A ................................          (44)             (69)             (193)             (51)
Net investment income, Class N(2) .............................           --              (66)               --              (13)
Net investment income, Class C ................................           (2)              (2)               (4)              (4)
Net investment income, Class I ................................       (4,446)          (9,144)           (2,277)          (5,102)
Net realized short-term gains, Class A ........................           --               --                --               --
Net realized short-term gains, Class N(2) .....................           --               --                --               --
Net realized short-term gains, Class C ........................           --               --                --               --
Net realized short-term gains, Class I ........................           --               --                --               --
Net realized long-term gains, Class A .........................           --               --                --               --
Net realized long-term gains, Class N(2) ......................           --               --                --               --
Net realized long-term gains, Class C .........................           --               --                --               --
Net realized long-term gains, Class I .........................           --               --                --               --
                                                                   ---------        ---------         ---------        ---------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .....       (4,492)          (9,281)           (2,474)          (5,170)
                                                                   ---------        ---------         ---------        ---------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A .........         (443)           1,249                67            5,194
Change in net assets from share transactions, Class N(2) ......           --           (2,656)               --             (385)
Change in net assets from share transactions, Class C .........            2              102                 4              134
Change in net assets from share transactions, Class I .........      (11,954)            (223)          (16,677)          (5,872)
                                                                   ---------        ---------         ---------        ---------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .....      (12,395)          (1,528)          (16,606)            (929)
Redemption fees ...............................................           --               10                --               --
                                                                   ---------        ---------         ---------        ---------
NET INCREASE (DECREASE) IN NET ASSETS .........................      (16,488)          (4,224)          (16,818)          (1,059)

NET ASSETS
Beginning of period ...........................................      181,095          185,319            74,479           75,538
                                                                   ---------        ---------         ---------        ---------
End of period .................................................    $ 164,607        $ 181,095         $  57,661        $  74,479
                                                                   =========        =========         =========        =========
END OF PERIOD UNDISTRIBUTED NET INVESTMENT INCOME /
   (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME) .........    $       9        $      --(1)      $      55        $      55

                                                                                          FIXED INCOME FUNDS
                                                                 -------------------------------------------------------------------
                                                                      INTERMEDIATE GOVERNMENT           INTERMEDIATE TAX-EXEMPT
                                                                             BOND FUND                         BOND FUND
                                                                 --------------------------------   --------------------------------
                                                                   SIX MONTHS                        SIX MONTHS
                                                                      ENDED         YEAR ENDED          ENDED          YEAR ENDED
                                                                 JUNE 30, 2007  DECEMBER 31, 2006   JUNE 30, 2007  DECEMBER 31, 2006
                                                                 -------------  -----------------   -------------  -----------------
                                                                  (UNAUDITED)                        (UNAUDITED)
                                                                 -------------                      -------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ..................................    $     512        $   1,144         $   3,981        $  10,151
Non-recurring payment from former administrator (See Note 3) ..           --              157                --              476
Net realized gain (loss) ......................................          (15)             (77)              559            4,916
Net change in unrealized appreciation (depreciation) ..........         (192)            (126)           (4,434)          (5,271)
                                                                   ---------        ---------         ---------        ---------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...          305            1,098               106           10,272
                                                                   ---------        ---------         ---------        ---------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A ................................          (96)            (197)             (326)            (425)
Net investment income, Class N(2) .............................           --             (110)               --             (324)
Net investment income, Class C ................................           --               --                (3)              (2)
Net investment income, Class I ................................         (416)            (995)           (3,652)          (9,876)
Net realized short-term gains, Class A ........................           --               --                --               --
Net realized short-term gains, Class N(2) .....................           --               --                --               --
Net realized short-term gains, Class C ........................           --               --                --               --
Net realized short-term gains, Class I ........................           --               --                --               --
Net realized long-term gains, Class A .........................           --               --               (15)            (351)
Net realized long-term gains, Class N(2) ......................           --               --                --               --
Net realized long-term gains, Class C .........................           --               --                --               (2)
Net realized long-term gains, Class I .........................           --               --              (146)          (4,036)
                                                                   ---------        ---------         ---------        ---------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .....         (512)          (1,302)           (4,142)         (15,016)
                                                                   ---------        ---------         ---------        ---------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A .........       (1,897)           3,576              (312)          16,525
Change in net assets from share transactions, Class N(2) ......           --           (3,847)               --          (12,213)
Change in net assets from share transactions, Class C .........           --               --               120              125
Change in net assets from share transactions, Class I .........       (2,780)            (104)          (25,736)         (21,544)
                                                                   ---------        ---------         ---------        ---------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .....       (4,677)            (375)          (25,928)         (17,107)
Redemption fees ...............................................           --                4                --                6
                                                                   ---------        ---------         ---------        ---------
NET INCREASE (DECREASE) IN NET ASSETS .........................       (4,884)            (575)          (29,964)         (21,845)

NET ASSETS
Beginning of period ...........................................       26,088           26,663           221,796          243,641
                                                                   ---------        ---------         ---------        ---------
End of period .................................................    $  21,204        $  26,088         $ 191,832        $ 221,796
                                                                   =========        =========         =========        =========
END OF PERIOD UNDISTRIBUTED NET INVESTMENT INCOME /
   (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME) .........    $      (1)       $      (1)        $      --(1)     $      --(1)

                        See Notes to Financial Statements

                           PHOENIX INSIGHT FUNDS TRUST
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

(Reported in thousands)

                                                                                        FIXED INCOME FUNDS
                                                             -----------------------------------------------------------------------
                                                                 SHORT/INTERMEDIATE BOND FUND            TAX-EXEMPT BOND FUND
                                                             -----------------------------------   ---------------------------------
                                                              SIX MONTHS                            SIX MONTHS
                                                                 ENDED            YEAR ENDED           ENDED          YEAR ENDED
                                                             JUNE 30, 2007     DECEMBER 31, 2006   JUNE 30, 2007   DECEMBER 31, 2006
                                                             -------------     -----------------   -------------   -----------------
                                                              (UNAUDITED)                           (UNAUDITED)
                                                             -------------                         -------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .............................       $   5,089         $  10,599         $   3,035         $   5,062
Non-recurring payment from former administrator
  (See Note 3) ...........................................              --               483                --               286
Net realized gain (loss) .................................            (753)             (845)              140             3,683
Net change in unrealized appreciation (depreciation) .....          (1,200)              550            (3,261)           (3,451)
                                                                 ---------         ---------         ---------         ---------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS .............................................           3,136            10,787               (86)            5,580
                                                                 ---------         ---------         ---------         ---------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A ...........................            (109)             (202)           (1,452)           (1,060)
Net investment income, Class N(2) ........................              --              (117)               --              (697)
Net investment income, Class C ...........................              (3)               (2)               (3)               (2)
Net investment income, Class I ...........................          (4,977)          (10,761)           (1,579)           (3,589)
Net investment income, Service Shares(3) .................              --                --                --                --
Net investment income, Exchange Shares ...................              --                --                --                --
Net realized short-term gains, Class A ...................              --                --                --                --
Net realized short-term gains, Class N(2) ................              --                --                --                --
Net realized short-term gains, Class C ...................              --                --                --                --
Net realized short-term gains, Class I ...................              --                --                --                --
Net realized long-term gains, Class A ....................              --                --               (14)           (1,779)
Net realized long-term gains, Class N(2) .................              --                --                --                --
Net realized long-term gains, Class C ....................              --                --                --                (3)
Net realized long-term gains, Class I ....................              --                --               (14)           (1,825)
                                                                 ---------         ---------         ---------         ---------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
  SHAREHOLDERS ...........................................          (5,089)          (11,082)           (3,062)           (8,955)
                                                                 ---------         ---------         ---------         ---------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A ....          (1,197)            2,169            (5,047)           73,875
Change in net assets from share transactions,
  Class N(2) .............................................              --            (5,447)               --           (27,402)
Change in net assets from share transactions, Class C ....              36               156                22               189
Change in net assets from share transactions, Class I ....         (19,823)          (11,951)           (4,211)            5,323
Change in net assets from share transactions, Service
  Shares(3) ..............................................              --                --                --                --
Change in net assets from share transactions, Exchange
  Shares .................................................              --                --                --                --
                                                                 ---------         ---------         ---------         ---------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE
  TRANSACTIONS ...........................................         (20,984)          (15,073)           (9,236)           51,985
Redemption fees ..........................................              --                 7                --                 1
                                                                 ---------         ---------         ---------         ---------
NET INCREASE (DECREASE) IN NET ASSETS ....................         (22,937)          (15,361)          (12,384)           48,611

NET ASSETS
Beginning of period ......................................         251,188           266,549           156,119           107,508
                                                                 ---------         ---------         ---------         ---------
End of period ............................................       $ 228,251         $ 251,188         $ 143,735         $ 156,119
                                                                 =========         =========         =========         =========
END OF PERIOD UNDISTRIBUTED NET INVESTMENT INCOME /
  (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME) .....       $      --(1)      $      --(1)      $      --(1)      $      (1)

(1)   Amount is less than $1,000.
(2)   Effective June 26, 2006, Class N Shares were converted to Class A Shares.
(3)   Effective May 18, 2006, Service Shares were converted to Class N Shares.

                        See Notes to Financial Statements

(Reported in thousands)

                                                                                         MONEY MARKET FUNDS
                                                               ---------------------------------------------------------------------
                                                                  GOVERNMENT MONEY MARKET FUND            MONEY MARKET FUND
                                                               ---------------------------------   ---------------------------------
                                                                SIX MONTHS                           SIX MONTHS
                                                                   ENDED           YEAR ENDED          ENDED           YEAR ENDED
                                                               JUNE 30, 2007   DECEMBER 31, 2006   JUNE 30, 2007   DECEMBER 31, 2006
                                                               -------------   -----------------   -------------   -----------------
                                                                (UNAUDITED)                         (UNAUDITED)
                                                               -------------                       -------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ...............................     $  10,717       $     24,406       $    99,371       $   238,535
Non-recurring payment from former administrator
  (See Note 3) .............................................            --                370                --             1,900
Net realized gain (loss) ...................................           (32)                81                 6                 2
Net change in unrealized appreciation (depreciation) .......            --                 --                --                --
                                                                 ---------       ------------       -----------       -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ...............................................        10,685             24,857            99,377           240,437
                                                                 ---------       ------------       -----------       -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A .............................        (4,990)            (5,183)          (22,000)          (20,678)
Net investment income, Class N(2) ..........................            --             (4,837)               --           (18,928)
Net investment income, Class C .............................            --                 --                --                --
Net investment income, Class I .............................        (5,727)           (12,500)          (66,537)         (149,131)
Net investment income, Service Shares(3) ...................            --             (2,256)               --            (4,099)
Net investment income, Exchange Shares .....................            --                 --           (10,834)          (47,599)
Net realized short-term gains, Class A .....................            --                 --                --                --
Net realized short-term gains, Class N(2) ..................            --                 --                --                --
Net realized short-term gains, Class C .....................            --                 --                --                --
Net realized short-term gains, Class I .....................            --                 --                --                --
Net realized long-term gains, Class A ......................            --                 --                --                --
Net realized long-term gains, Class N(2) ...................            --                 --                --                --
Net realized long-term gains, Class C ......................            --                 --                --                --
Net realized long-term gains, Class I ......................            --                 --                --                --
                                                                 ---------       ------------       -----------       -----------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
  SHAREHOLDERS .............................................       (10,717)           (24,776)          (99,371)         (240,435)
                                                                 ---------       ------------       -----------       -----------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A ......       (23,927)           238,247            36,041           880,850
Change in net assets from share transactions, Class N(2) ...            --           (262,558)               --          (920,792)
Change in net assets from share transactions, Class C ......            --                 --                --                --
Change in net assets from share transactions, Class I ......       (17,182)            97,385           132,935        (1,286,353)
Change in net assets from share transactions, Service
  Shares(3) ................................................            --         (1,111,241)               --        (1,793,046)
Change in net assets from share transactions, Exchange
  Shares ...................................................            --                 --            23,478          (968,968)
                                                                 ---------       ------------       -----------       -----------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE
  TRANSACTIONS .............................................       (41,109)        (1,038,167)          192,454        (4,088,309)
Redemption fees ............................................            --                 --                --                --
                                                                 ---------       ------------       -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS ......................       (41,141)        (1,038,086)          192,460        (4,088,307)

NET ASSETS
Beginning of period ........................................       550,782          1,588,868         3,759,331         7,847,638
                                                                 ---------       ------------       -----------       -----------
End of period ..............................................     $ 509,641       $    550,782       $ 3,951,791       $ 3,759,331
                                                                 =========       ============       ===========       ===========
END OF PERIOD UNDISTRIBUTED NET INVESTMENT INCOME /
  (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME) .......     $      --(1)    $         --(1)    $        --(1)    $        --(1)

                                                                         MONEY MARKET FUNDS
                                                                  ---------------------------------
                                                                     TAX-EXEMPT MONEY MARKET FUND
                                                                  ---------------------------------
                                                                    SIX MONTHS
                                                                      ENDED           YEAR ENDED
                                                                  JUNE 30, 2007   DECEMBER 31, 2006
                                                                  -------------   -----------------
                                                                   (UNAUDITED)
                                                                  -------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ...............................      $     19,269      $     41,214
Non-recurring payment from former administrator
  (See Note 3) .............................................                --             1,609
Net realized gain (loss) ...................................                (5)               11
Net change in unrealized appreciation (depreciation) .......                --                --
                                                                  ------------      ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ...............................................            19,264            42,834
                                                                  ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A .............................            (3,494)           (3,733)
Net investment income, Class N(2) ..........................                --            (3,507)
Net investment income, Class C .............................                --                --
Net investment income, Class I .............................           (15,775)          (35,382)
Net investment income, Service Shares(3) ...................                --              (201)
Net investment income, Exchange Shares .....................                --                --
Net realized short-term gains, Class A .....................                --                --
Net realized short-term gains, Class N(2) ..................                --                --
Net realized short-term gains, Class C .....................                --                --
Net realized short-term gains, Class I .....................                --                --
Net realized long-term gains, Class A ......................                --                --
Net realized long-term gains, Class N(2) ...................                --                --
Net realized long-term gains, Class C ......................                --                --
Net realized long-term gains, Class I ......................                --                --
                                                                  ------------      ------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
  SHAREHOLDERS .............................................           (19,269)          (42,823)
                                                                  ------------      ------------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A ......           (23,070)          217,740
Change in net assets from share transactions, Class N(2) ...                --          (257,851)
Change in net assets from share transactions, Class C ......                --                --
Change in net assets from share transactions, Class I ......          (280,106)           44,550
Change in net assets from share transactions, Service
  Shares(3) ................................................                --          (147,970)
Change in net assets from share transactions, Exchange
  Shares ...................................................                --                --
                                                                  ------------      ------------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE
  TRANSACTIONS .............................................          (303,176)         (143,531)
Redemption fees ............................................                --                --
                                                                  ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS ......................          (303,181)         (143,520)

NET ASSETS
Beginning of period ........................................         1,297,407         1,440,927
                                                                  ------------      ------------
End of period ..............................................      $    994,226      $  1,297,407
                                                                  ============      ============
END OF PERIOD UNDISTRIBUTED NET INVESTMENT INCOME /
  (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME) .......      $         --(1)   $         --(1)

                        See Notes to Financial Statements

                           PHOENIX INSIGHT FUNDS TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             NET                    NON-RECURRING           NET
                                            ASSET                      PAYMENT         REALIZED AND
                                            VALUE         NET            FROM           UNREALIZED
                                          BEGINNING   INVESTMENT        FORMER          GAIN/(LOSS)
                                          OF PERIOD     INCOME     ADMINISTRATOR(9)   ON INVESTMENTS
----------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------
CLASS A
01/01/07 to 06/30/07(10)                    $14.96    $ 0.150(8)        $   --           $ 0.767
12/31/06                                     14.69      0.288(8)         0.016             0.988
12/31/05                                     14.97      0.269               --             0.793
12/31/04                                     13.49      0.242               --             1.496
12/31/03                                     11.53      0.230               --             1.950
12/31/02                                     13.00      0.278               --            (1.469)

CLASS C
01/01/07 to 06/30/07(10)                    $14.96    $ 0.095(8)        $   --           $ 0.763
06/26/06(3) to 12/31/06                      14.24      0.080(8)            --             1.244

CLASS I
01/01/07 to 06/30/07(10)                    $15.00    $ 0.170(8)        $   --           $ 0.766
12/31/06                                     14.72      0.329(8)         0.017             0.990
12/31/05                                     14.99      0.296               --             0.812
12/31/04                                     13.50      0.272               --             1.504
12/31/03                                     11.54      0.251               --             1.958
12/31/02                                     13.01      0.310               --            (1.470)

----------------
CORE EQUITY FUND
----------------
CLASS A
01/01/07 to 06/30/07(10)                    $21.53    $ 0.081(8)        $   --           $ 1.170
12/31/06                                     20.91      0.110(8)         0.054             2.663
12/31/05                                     21.66      0.070               --             1.803
12/31/04                                     20.24      0.078               --             2.521
12/31/03                                     15.57      0.035               --             4.671
12/31/02                                     20.73      0.009               --            (4.883)

CLASS C
01/01/07 to 06/30/07(10)                    $21.49    $(0.004)(8)       $   --           $ 1.165
06/26/06(3) to 12/31/06                      20.46     (0.022)(8)           --             2.633

CLASS I
01/01/07 to 06/30/07(10)                    $21.85    $ 0.109(8)        $   --           $ 1.180
12/31/06                                     21.19      0.163(8)         0.055             2.704
12/31/05                                     21.91      0.117               --             1.837
12/31/04                                     20.44      0.144               --             2.544
12/31/03                                     15.73      0.083               --             4.710
12/31/02                                     20.96      0.053               --            (4.953)

---------------------
EMERGING MARKETS FUND
---------------------
CLASS A
01/01/07 to 06/30/07(10)                    $12.14    $ 0.071(8)        $   --           $ 1.738
12/31/06                                     12.27      0.078(8)         0.007             3.362
12/31/05                                     10.88      0.103               --             3.137
12/31/04                                      9.94      0.030               --             1.864
12/31/03                                      6.60      0.040               --             3.315
12/31/02                                      6.75      0.002               --            (0.154)

                                                                                         DISTRIBUTIONS
                                                                                             FROM
                                             TOTAL     DISTRIBUTIONS   DISTRIBUTIONS     NON-RECURRING
                                             FROM         FROM NET        FROM NET          PAYMENT
                                          INVESTMENT     INVESTMENT       REALIZED        FROM FORMER
                                          OPERATIONS       INCOME          GAINS       ADMINISTRATOR(9)
-------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------
CLASS A
01/01/07 to 06/30/07(10)                   $ 0.917        $(0.150)        $(0.157)         $    --
12/31/06                                     1.292         (0.295)         (0.711)          (0.016)
12/31/05                                     1.062         (0.259)         (1.083)              --
12/31/04                                     1.738         (0.244)         (0.014)              --
12/31/03                                     2.180         (0.220)             --               --
12/31/02                                    (1.191)        (0.279)             --               --

CLASS C
01/01/07 to 06/30/07(10)                   $ 0.858        $(0.091)        $(0.157)         $    --
06/26/06(3) to 12/31/06                      1.324         (0.085)         (0.519)              --

CLASS I
01/01/07 to 06/30/07(10)                   $ 0.936        $(0.169)        $(0.157)         $    --
12/31/06                                     1.336         (0.329)         (0.711)          (0.017)
12/31/05                                     1.108         (0.295)         (1.083)              --
12/31/04                                     1.776         (0.272)         (0.014)              --
12/31/03                                     2.209         (0.249)             --               --
12/31/02                                    (1.160)        (0.310)             --               --

----------------
CORE EQUITY FUND
----------------
CLASS A
01/01/07 to 06/30/07(10)                   $ 1.251        $(0.060)        $(0.391)         $    --
12/31/06                                     2.827         (0.104)         (2.049)          (0.054)
12/31/05                                     1.873         (0.072)         (2.551)              --
12/31/04                                     2.599         (0.095)         (1.084)              --
12/31/03                                     4.706         (0.036)             --               --
12/31/02                                    (4.874)        (0.008)         (0.278)              --

CLASS C
01/01/07 to 06/30/07(10)                   $ 1.161        $    --         $(0.391)         $    --
06/26/06(3) to 12/31/06                      2.611         (0.024)         (1.557)              --

CLASS I
01/01/07 to 06/30/07(10)                   $ 1.289        $(0.088)        $(0.391)         $    --
12/31/06                                     2.922         (0.159)         (2.049)          (0.055)
12/31/05                                     1.954         (0.123)         (2.551)              --
12/31/04                                     2.688         (0.134)         (1.084)              --
12/31/03                                     4.793         (0.083)             --               --
12/31/02                                    (4.900)        (0.052)         (0.278)              --

---------------------
EMERGING MARKETS FUND
---------------------
CLASS A
01/01/07 to 06/30/07(10)                   $ 1.809        $(0.084)        $(3.765)         $    --
12/31/06                                     3.447         (0.175)         (3.395)          (0.007)
12/31/05                                     3.240         (0.086)         (1.764)              --
12/31/04                                     1.894         (0.096)         (0.860)              --
12/31/03                                     3.355         (0.017)             --               --
12/31/02                                    (0.152)            --              --               --

                        See Notes to Financial Statements

                                                                                                TOTAL RETURN
                                                          REDEMPTION     NET                      EXCLUDING
                                                             FEES       ASSET                   NON-RECURRING
                                                           ADDED TO     VALUE                      PAYMENT
                                              TOTAL         PAID-IN    END OF      TOTAL         FROM FORMER
                                          DISTRIBUTIONS   CAPITAL(5)   PERIOD    RETURN(4)   ADMINISTRATOR(4)(9)
----------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------
CLASS A
01/01/07 to 06/30/07(10)                     $(0.307)      $   --      $15.57      6.06%(2)            --%
12/31/06                                      (1.022)          --       14.96      9.03              8.92
12/31/05                                      (1.342)          --       14.69      7.14                --
12/31/04                                      (0.258)          --       14.97     13.02                --
12/31/03                                      (0.220)          --       13.49     19.07                --
12/31/02                                      (0.279)          --       11.53     (9.26)               --

CLASS C
01/01/07 to 06/30/07(10)                     $(0.248)      $   --      $15.57      5.74%(2)            --%
06/26/06(3) to 12/31/06                       (0.604)          --       14.96      9.31(2)             --

CLASS I
01/01/07 to 06/30/07(10)                     $(0.326)      $   --      $15.61      6.25%(2)            --%
12/31/06                                      (1.057)       0.001       15.00      9.26              9.14
12/31/05                                      (1.378)          --       14.72      7.45                --
12/31/04                                      (0.286)          --       14.99     13.32                --
12/31/03                                      (0.249)          --       13.50     19.33                --
12/31/02                                      (0.310)          --       11.54     (9.02)               --

----------------
CORE EQUITY FUND
----------------
CLASS A
01/01/07 to 06/30/07(10)                     $(0.451)      $   --      $22.33      5.74%(2)            --%
12/31/06                                      (2.207)          --       21.53     13.73             13.46
12/31/05                                      (2.623)          --       20.91      8.70                --
12/31/04                                      (1.179)          --       21.66     13.01                --
12/31/03                                      (0.036)          --       20.24     30.23                --
12/31/02                                      (0.286)          --       15.57    (23.67)               --

CLASS C
01/01/07 to 06/30/07(10)                     $(0.391)      $   --      $22.26      5.34%(2)            --%
06/26/06(3) to 12/31/06                       (1.581)          --       21.49     12.84(2)             --

CLASS I
01/01/07 to 06/30/07(10)                     $(0.479)      $   --      $22.66      5.88%(2)            --%
12/31/06                                      (2.263)       0.001       21.85     13.98             13.07
12/31/05                                      (2.674)          --       21.19      8.97                --
12/31/04                                      (1.218)          --       21.91     13.32                --
12/31/03                                      (0.083)          --       20.44     30.49                --
12/31/02                                      (0.330)          --       15.73    (23.54)               --

---------------------
EMERGING MARKETS FUND
---------------------
CLASS A
01/01/07 to 06/30/07(10)                     $(3.849)      $   --      $10.10     14.78%(2)            --%
12/31/06                                      (3.577)       0.000(11)   12.14     29.21             29.15
12/31/05                                      (1.850)          --       12.27     31.08                --
12/31/04                                      (0.956)       0.002       10.88     19.67                --
12/31/03                                      (0.017)       0.002        9.94     50.87                --
12/31/02                                          --        0.002        6.60     (2.22)               --

                                                                      RATIO OF
                                                                     EXPENSES TO     RATIO OF NET
                                            NET                        AVERAGE        INVESTMENT
                                           ASSETS     RATIO OF       NET ASSETS         INCOME
                                           END OF    EXPENSES TO     (EXCLUDING           TO        PORTFOLIO
                                           PERIOD    AVERAGE NET     WAIVERS AND      AVERAGE NET    TURNOVER
                                           (000)       ASSETS      REIMBURSEMENTS)      ASSETS         RATE
--------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------
CLASS A
01/01/07 to 06/30/07(10)                  $ 12,601     1.02%(1)        1.02%(1)         1.96%(1)     40.40%(2)
12/31/06                                    12,613     1.01            1.02             1.93         65.94
12/31/05                                     2,953     1.04            1.09             1.74         61.49
12/31/04                                     1,641     1.13            1.20             1.69         65.60
12/31/03                                       442     1.13            1.29             1.80         76.53
12/31/02                                       260     1.13            1.37             2.25         69.89

CLASS C
01/01/07 to 06/30/07(10)                  $    441     1.78%(1)        1.78%(1)         1.23%(1)     40.40%(2)
06/26/06(3) to 12/31/06                        255     1.77(1)         1.77(1)          1.04(1)      65.94(2)

CLASS I
01/01/07 to 06/30/07(10)                  $ 75,287     0.77%(1)        0.82%(1)         2.21%(1)     40.40%(2)
12/31/06                                    74,724     0.76            0.82             2.20         65.94
12/31/05                                    71,570     0.79            0.84             1.95         61.49
12/31/04                                    64,065     0.88            0.95             1.94         65.60
12/31/03                                    56,553     0.88            1.04             2.05         76.53
12/31/02                                    47,015     0.88            1.12             2.50         69.89

----------------
CORE EQUITY FUND
----------------
CLASS A
01/01/07 to 06/30/07(10)                  $ 11,055     1.15%(1)        1.15%(1)         0.73%(1)     26.80%(2)
12/31/06                                    11,795     1.16            1.16             0.50         74.12
12/31/05                                     1,009     1.18            1.22             0.29         79.92
12/31/04                                       809     1.25            1.27             0.42         83.50
12/31/03                                       531     1.35            1.48             0.22         76.15
12/31/02                                       552     1.35            1.49             0.02         67.66

CLASS C
01/01/07 to 06/30/07(10)                  $    259     1.91%(1)        1.91%(1)        (0.03)%(1)    26.80%(2)
06/26/06(3) to 12/31/06                        171     1.89(1)         1.89(1)         (0.19)(1)     74.12(2)

CLASS I
01/01/07 to 06/30/07(10)                  $145,851     0.91%(1)        0.96%(1)         0.98%(1)     26.80%(2)
12/31/06                                   146,245     0.90            0.95             0.74         74.12
12/31/05                                   135,587     0.93            0.97             0.54         79.92
12/31/04                                   128,125     1.00            1.02             0.67         83.50
12/31/03                                   127,233     1.10            1.23             0.47         76.15
12/31/02                                    98,487     1.10            1.24             0.27         67.66

---------------------
EMERGING MARKETS FUND
---------------------
CLASS A
01/01/07 to 06/30/07(10)                  $  7,519     1.58%(1)        1.58%(1)         1.15%(1)     36.14%(2)
12/31/06                                     7,456     1.59            1.63             0.60         82.51
12/31/05                                     1,205     1.70            1.85             0.91         42.91
12/31/04                                       916     1.83            1.85             0.49         49.13
12/31/03                                       364     1.83            1.86             0.62         19.99
12/31/02                                       118     1.91            1.96             0.03         34.20

                        See Notes to Financial Statements

                           PHOENIX INSIGHT FUNDS TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                              NET                     NON-RECURRING           NET
                             ASSET                       PAYMENT         REALIZED AND
                             VALUE         NET             FROM           UNREALIZED
                           BEGINNING   INVESTMENT         FORMER          GAIN/(LOSS)
                           OF PERIOD     INCOME      ADMINISTRATOR(9)   ON INVESTMENTS
--------------------------------------------------------------------------------------
---------------------------------
EMERGING MARKETS FUND (CONTINUED)
---------------------------------
CLASS C
01/01/07 to 06/30/07(10)    $ 12.14     $ 0.024(8)        $    --           $ 1.725
06/26/06(3) to 12/31/06       11.71      (0.033)(8)            --             3.353

CLASS I
01/01/07 to 06/30/07(10)    $ 12.34     $ 0.088(8)        $    --           $ 1.761
12/31/06                      12.43       0.202(8)          0.007             3.324
12/31/05                      11.01       0.145                --             3.151
12/31/04                      10.03       0.106                --             1.843
12/31/03                       6.66       0.046                --             3.355
12/31/02                       6.80       0.019                --            (0.148)

-----------
EQUITY FUND
-----------
CLASS A
01/01/07 to 06/30/07(10)    $ 14.77     $ 0.072(8)        $    --           $ 1.360
12/31/06                      13.97       0.126(8)          0.031             2.039
12/31/05                      13.53       0.130                --             1.520
12/31/04                      11.56       0.041                --             2.015
12/31/03                       9.02       0.034                --             2.523
12/31/02                      11.45       0.021                --            (2.440)

CLASS C
01/01/07 to 06/30/07(10)    $ 14.76     $ 0.017(8)        $    --           $ 1.354
06/26/06(3) to 12/31/06       14.20       0.012(8)             --             1.603

CLASS I
01/01/07 to 06/30/07(10)    $ 14.66     $ 0.091(8)        $    --           $ 1.350
12/31/06                      13.88       0.141(8)          0.035             2.038
12/31/05                      13.44       0.170                --             1.513
12/31/04                      11.48       0.111                --             1.961
12/31/03                       8.98       0.065                --             2.501
12/31/02                      11.43       0.056                --            (2.449)

----------
INDEX FUND
----------
CLASS A(6)
01/01/07 to 06/30/07(10)    $ 21.88     $ 0.140(8)        $    --           $ 1.304
12/31/06                      19.68       0.280(8)          0.212             2.700
12/31/05                      22.08       0.300                --             0.851
12/31/04                      21.54       0.299                --             1.851
12/31/03                      18.05       0.224                --             4.728
12/31/02                      23.90       0.194                --            (5.503)

CLASS I
01/01/07 to 06/30/07(10)    $ 21.87     $ 0.169(8)        $    --           $ 1.303
12/31/06                      19.69       0.318(8)          0.216             2.678
12/31/05                      22.09       0.380                --             0.808
12/31/04                      21.55       0.362                --             1.844
12/31/03                      18.06       0.275                --             4.726
12/31/02                      23.91       0.244                --            (5.501)

                                                                         DISTRIBUTIONS
                                                                             FROM
                              TOTAL     DISTRIBUTIONS   DISTRIBUTIONS    NON-RECURRING
                              FROM         FROM NET       FROM NET          PAYMENT
                           INVESTMENT     INVESTMENT      REALIZED        FROM FORMER
                           OPERATIONS       INCOME          GAINS       ADMINISTRATOR(9)
----------------------------------------------------------------------------------------
---------------------------------
EMERGING MARKETS FUND (CONTINUED)
---------------------------------
CLASS C
01/01/07 to 06/30/07(10)    $ 1.749       $ (0.084)       $ (3.765)         $     --
06/26/06(3) to 12/31/06       3.320         (0.074)         (2.816)               --

CLASS I
01/01/07 to 06/30/07(10)    $ 1.849       $ (0.084)       $ (3.765)         $     --
12/31/06                      3.533         (0.221)         (3.395)           (0.007)
12/31/05                      3.296         (0.112)         (1.764)               --
12/31/04                      1.949         (0.110)         (0.860)               --
12/31/03                      3.401         (0.033)             --                --
12/31/02                     (0.129)        (0.015)             --                --

-----------
EQUITY FUND
-----------
CLASS A
01/01/07 to 06/30/07(10)    $ 1.432       $ (0.073)       $ (0.279)         $     --
12/31/06                      2.196         (0.106)         (1.259)           (0.031)
12/31/05                      1.650         (0.140)         (1.070)               --
12/31/04                      2.056         (0.086)             --                --
12/31/03                      2.557         (0.017)             --                --
12/31/02                     (2.419)        (0.011)             --                --

CLASS C
01/01/07 to 06/30/07(10)    $ 1.371       $ (0.012)       $ (0.279)         $     --
06/26/06(3) to 12/31/06       1.615         (0.015)         (1.040)               --

CLASS I
01/01/07 to 06/30/07(10)    $ 1.441       $ (0.092)       $ (0.279)         $     --
12/31/06                      2.214         (0.141)         (1.259)           (0.035)
12/31/05                      1.683         (0.173)         (1.070)               --
12/31/04                      2.072         (0.112)             --                --
12/31/03                      2.566         (0.066)             --                --
12/31/02                     (2.393)        (0.057)             --                --

----------
INDEX FUND
----------
CLASS A(6)
01/01/07 to 06/30/07(10)    $ 1.444       $ (0.140)       $ (0.184)         $     --
12/31/06                      3.192         (0.306)         (0.474)           (0.212)
12/31/05                      1.151         (0.331)         (3.224)               --
12/31/04                      2.150         (0.301)         (1.309)               --
12/31/03                      4.952         (0.226)         (1.236)               --
12/31/02                     (5.309)        (0.191)         (0.350)               --

CLASS I
01/01/07 to 06/30/07(10)    $ 1.472       $ (0.168)       $ (0.184)         $     --
12/31/06                      3.212         (0.342)         (0.474)           (0.216)
12/31/05                      1.188         (0.369)         (3.224)               --
12/31/04                      2.206         (0.357)         (1.309)               --
12/31/03                      5.001         (0.275)         (1.236)               --
12/31/02                     (5.257)        (0.243)         (0.350)               --

                        See Notes to Financial Statements

                                                                                     TOTAL RETURN
                                           REDEMPTION      NET                        EXCLUDING
                                              FEES        ASSET                     NON-RECURRING
                                            ADDED TO      VALUE                        PAYMENT
                               TOTAL         PAID-IN      END OF     TOTAL           FROM FORMER
                           DISTRIBUTIONS   CAPITAL(5)     PERIOD   RETURN(4)     ADMINISTRATOR(4)(9)
----------------------------------------------------------------------------------------------------
---------------------------------
EMERGING MARKETS FUND (CONTINUED)
---------------------------------
CLASS C
01/01/07 to 06/30/07(10)     $ (3.849)       $    --     $ 10.04     14.19%(2)              --%
06/26/06(3) to 12/31/06        (2.890)            --       12.14     29.04(2)               --

CLASS I
01/01/07 to 06/30/07(10)     $ (3.849)       $    --     $ 10.34     14.86%(2)              --%
12/31/06                       (3.623)         0.000(11)   12.34     29.60               28.54
12/31/05                       (1.876)            --       12.43     31.23                  --
12/31/04                       (0.970)         0.001       11.01     20.04                  --
12/31/03                       (0.033)         0.002       10.03     51.11                  --
12/31/02                       (0.015)         0.004        6.66     (1.84)                 --

-----------
EQUITY FUND
-----------
CLASS A
01/01/07 to 06/30/07(10)     $ (0.352)       $    --     $ 15.85      9.68%(2)              --%
12/31/06                       (1.396)            --       14.77     15.85               15.62
12/31/05                       (1.210)            --       13.97     12.18                  --
12/31/04                       (0.086)            --       13.53     17.85                  --
12/31/03                       (0.017)            --       11.56     28.39                  --
12/31/02                       (0.011)            --        9.02    (21.15)                 --

CLASS C
01/01/07 to 06/30/07(10)     $ (0.291)       $    --     $ 15.84      9.26%(2)              --%
06/26/06(3) to 12/31/06        (1.055)            --       14.76     11.35(2)               --

CLASS I
01/01/07 to 06/30/07(10)     $ (0.371)       $    --     $ 15.73      9.82%(2)              --%
12/31/06                       (1.435)         0.001       14.66     16.12               15.85
12/31/05                       (1.243)            --       13.88     12.52                  --
12/31/04                       (0.112)            --       13.44     18.14                  --
12/31/03                       (0.066)            --       11.48     28.68                  --
12/31/02                       (0.057)            --        8.98    (20.99)                 --

----------
INDEX FUND
----------
CLASS A(6)
01/01/07 to 06/30/07(10)     $ (0.324)       $    --     $ 23.00      6.65%(2)              --%
12/31/06                       (0.992)            --       21.88     16.47               15.18
12/31/05                       (3.555)         0.004       19.68      5.15                  --
12/31/04                       (1.610)            --       22.08     10.21                  --
12/31/03                       (1.462)            --       21.54     27.82                  --
12/31/02                       (0.541)            --       18.05    (22.43)                 --

CLASS I
01/01/07 to 06/30/07(10)     $ (0.352)       $    --     $ 22.99      6.78%(2)              --%
12/31/06                       (1.032)            --       21.87     16.51               15.30
12/31/05                       (3.593)         0.005       19.69      5.38                  --
12/31/04                       (1.666)            --       22.09     10.48                  --
12/31/03                       (1.511)            --       21.55     28.11                  --
12/31/02                       (0.593)            --       18.06    (22.21)                 --

                                                        RATIO OF
                                                       EXPENSES TO     RATIO OF NET
                              NET                        AVERAGE        INVESTMENT
                             ASSETS      RATIO OF       NET ASSETS        INCOME
                             END OF    EXPENSES TO      (EXCLUDING          TO         PORTFOLIO
                             PERIOD    AVERAGE NET     WAIVERS AND      AVERAGE NET    TURNOVER
                             (000)        ASSETS     REIMBURSEMENTS)      ASSETS         RATE
-------------------------------------------------------------------------------------------------
---------------------------------
EMERGING MARKETS FUND (CONTINUED)
---------------------------------
CLASS C
01/01/07 to 06/30/07(10)   $     287      2.33%(1)        2.33%(1)         0.39%(1)     36.14%(2)
06/26/06(3) to 12/31/06          186      2.30(1)         2.30(1)         (0.49)(1)     82.51(2)

CLASS I
01/01/07 to 06/30/07(10)   $ 210,013      1.32%(1)        1.37%(1)         1.41%(1)     36.14%(2)
12/31/06                     242,422      1.32            1.50             1.51         82.51
12/31/05                     329,081      1.45            1.60             1.20         42.91
12/31/04                     302,250      1.58            1.60             0.92         49.13
12/31/03                     289,492      1.58            1.61             0.83         19.99
12/31/02                      96,652      1.66            1.71             0.41         34.20

-----------
EQUITY FUND
-----------
CLASS A
01/01/07 to 06/30/07(10)   $  24,300      1.12%(1)        1.12%(1)         0.94%(1)     29.04%(2)
12/31/06                      25,800      1.14            1.14             0.84         59.39
12/31/05                       2,416      1.12            1.16             1.00         62.67
12/31/04                       1,127      1.19            1.19             0.71         72.72
12/31/03                         339      1.19            1.21             0.38         81.21
12/31/02                         199      1.20            1.22             0.28         61.83

CLASS C
01/01/07 to 06/30/07(10)   $     308      1.87%(1)        1.87%(1)         0.22%(1)     29.04%(2)
06/26/06(3) to 12/31/06          175      1.89(1)         1.89(1)          0.15(1)      59.39(2)

CLASS I
01/01/07 to 06/30/07(10)   $ 294,952      0.87%(1)        0.92%(1)         1.19%(1)     29.04%(2)
12/31/06                     278,841      0.87            0.93             0.96         59.39
12/31/05                     261,584      0.87            0.91             1.20         62.67
12/31/04                     244,336      0.94            0.94             0.91         72.72
12/31/03                     229,673      0.94            0.96             0.63         81.21
12/31/02                     238,301      0.95            0.97             0.53         61.83

----------
INDEX FUND
----------
CLASS A(6)
01/01/07 to 06/30/07(10)   $  18,574      0.77%(1)        0.77%(1)         1.25%(1)      5.98%(2)
12/31/06                      14,710      0.63            0.69             1.36          3.37
12/31/05                      14,963      0.57            0.64             1.34          6.34
12/31/04                      17,457      0.68            0.68             1.34          2.67
12/31/03                      19,986      0.68            0.72             1.12          1.72
12/31/02                      17,339      0.70            0.78             0.93          6.42

CLASS I
01/01/07 to 06/30/07(10)   $  49,180      0.50%(1)        0.55%(1)         1.52%(1)      5.98%(2)
12/31/06                      59,680      0.43            0.54             1.54          3.37
12/31/05                      76,163      0.40            0.45             1.45          6.34
12/31/04                     311,422      0.43            0.43             1.59          2.67
12/31/03                     353,889      0.43            0.47             1.37          1.72
12/31/02                     354,499      0.45            0.53             1.18          6.42

                        See Notes to Financial Statements

                           PHOENIX INSIGHT FUNDS TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                NET                      NON-RECURRING          NET
                               ASSET                        PAYMENT        REALIZED AND
                               VALUE         NET             FROM           UNREALIZED
                             BEGINNING    INVESTMENT        FORMER          GAIN/(LOSS)
                             OF PERIOD      INCOME     ADMINISTRATOR(9)   ON INVESTMENTS
----------------------------------------------------------------------------------------
---------------------
SMALL-CAP GROWTH FUND
---------------------
CLASS A
01/01/07 to 06/30/07(10)      $  13.91   $(0.069)(8)        $    --           $ 1.137
06/26/06(3) to 12/31/06          13.34    (0.065)(8)             --             1.493

CLASS C
01/01/07 to 06/30/07(10)      $  13.86   $(0.121)(8)        $    --           $ 1.139
06/26/06(3) to 12/31/06          13.47    (0.121)(8)             --             1.369

CLASS I
01/01/07 to 06/30/07(10)      $  13.93   $(0.051)(8)        $    --           $ 1.149
12/31/06                         13.56    (0.083)(8)          0.005             1.382
12/31/05                         13.71    (0.025)                --             0.512
12/31/04                         11.39    (0.064)                --             2.384
12/31/03                          7.68    (0.044)                --             3.754
12/31/02                          9.68    (0.032)                --            (1.968)

--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
CLASS A
01/01/07 to 06/30/07(10)      $  18.91   $(0.005)(8)        $    --           $ 1.091
12/31/06                         20.81    (0.034)(8)          0.034             1.795
12/31/05                         24.03    (0.089)                --             1.159
12/31/04                         22.27     0.042                 --             5.003
12/31/03                         14.85    (0.057)                --             7.714
12/31/02                         17.43    (0.118)                --            (2.463)

CLASS C
01/01/07 to 06/30/07(10)      $  18.83   $(0.077)(8)        $    --           $ 1.083
06/26/06(3) to 12/31/06          20.31    (0.104)(8)             --             1.269

CLASS I
01/01/07 to 06/30/07(10)      $  19.67   $ 0.020(8)         $    --           $ 1.146
12/31/06                         21.48    (0.001)(8)          0.036             1.854
12/31/05                         24.64     0.042                 --             1.133
12/31/04                         22.74     0.083                 --             5.161
12/31/03                         15.12    (0.024)                --             7.881
12/31/02                         17.70    (0.086)                --            (2.496)

--------------------
SMALL-CAP VALUE FUND
--------------------
CLASS A
01/01/07 to 06/30/07(10)      $  43.97   $ 0.067(8)         $    --           $ 2.321
12/31/06                         47.02     0.050(8)           0.045             4.852
12/31/05                         50.35     0.173                 --             4.180
12/31/04                         44.92     0.198                 --            12.004
12/31/03                         31.69     0.271                 --            13.243
12/31/02                         36.78     0.042                 --            (4.767)

CLASS C
01/01/07 to 06/30/07(10)      $  43.82   $(0.094)(8)        $    --           $ 2.292
06/26/06(3) to 12/31/06          45.40    (0.187)(8)             --             4.647

                                                                            DISTRIBUTIONS
                                                                                FROM
                               TOTAL      DISTRIBUTIONS   DISTRIBUTIONS     NON-RECURRING
                                FROM         FROM NET       FROM NET           PAYMENT
                             INVESTMENT     INVESTMENT      REALIZED         FROM FORMER
                             OPERATIONS       INCOME          GAINS       ADMINISTRATOR(9)
------------------------------------------------------------------------------------------
---------------------
SMALL-CAP GROWTH FUND
---------------------
CLASS A
01/01/07 to 06/30/07(10)      $ 1.068        $    --         $(0.078)         $    --
06/26/06(3) to 12/31/06         1.428             --          (0.858)              --

CLASS C
01/01/07 to 06/30/07(10)      $ 1.018        $    --         $(0.078)         $    --
06/26/06(3) to 12/31/06         1.248             --          (0.858)              --

CLASS I
01/01/07 to 06/30/07(10)      $ 1.098        $    --         $(0.078)         $    --
12/31/06                        1.304             --          (0.929)          (0.005)
12/31/05                        0.487             --          (0.637)              --
12/31/04                        2.320             --              --               --
12/31/03                        3.710             --              --               --
12/31/02                       (2.000)            --              --               --

--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
CLASS A
01/01/07 to 06/30/07(10)      $ 1.086        $    --         $(1.096)         $    --
12/31/06                        1.795             --          (3.661)          (0.034)
12/31/05                        1.070             --          (4.294)              --
12/31/04                        5.045         (0.025)         (3.322)              --
12/31/03                        7.657             --          (0.238)              --
12/31/02                       (2.581)            --              --               --

CLASS C
01/01/07 to 06/30/07(10)      $ 1.006        $    --         $(1.096)         $    --
06/26/06(3) to 12/31/06         1.165             --          (2.645)              --

CLASS I
01/01/07 to 06/30/07(10)      $ 1.166        $    --         $(1.096)         $    --
12/31/06                        1.889         (0.002)         (3.661)          (0.036)
12/31/05                        1.175         (0.045)         (4.294)              --
12/31/04                        5.244         (0.059)         (3.322)              --
12/31/03                        7.857             --          (0.238)              --
12/31/02                       (2.582)            --              --               --

--------------------
SMALL-CAP VALUE FUND
--------------------
CLASS A
01/01/07 to 06/30/07(10)      $ 2.388        $    --         $(3.738)         $    --
12/31/06                        4.947         (0.031)         (7.921)          (0.045)
12/31/05                        4.353         (0.135)         (7.581)              --
12/31/04                       12.202         (0.229)         (6.826)              --
12/31/03                       13.514         (0.286)             --               --
12/31/02                       (4.725)        (0.064)         (0.306)              --

CLASS C
01/01/07 to 06/30/07(10)      $ 2.198        $    --         $(3.738)         $    --
06/26/06(3) to 12/31/06         4.460             --          (6.040)              --

                        See Notes to Financial Statements

                                                                                     TOTAL RETURN
                                             REDEMPTION    NET                        EXCLUDING
                                                FEES      ASSET                     NON-RECURRING
                                              ADDED TO    VALUE                        PAYMENT
                                 TOTAL         PAID-IN    END OF      TOTAL          FROM FORMER
                             DISTRIBUTIONS   CAPITAL(5)   PERIOD    RETURN(4)    ADMINISTRATOR(4)(9)
----------------------------------------------------------------------------------------------------
---------------------
SMALL-CAP GROWTH FUND
---------------------
CLASS A
01/01/07 to 06/30/07(10)        $(0.078)       $   --     $14.90      7.68%(2)           --%
06/26/06(3) to 12/31/06          (0.858)           --      13.91     10.70               --(4)

CLASS C
01/01/07 to 06/30/07(10)        $(0.078)       $   --     $14.80      7.34%(2)           --%
06/26/06(3) to 12/31/06          (0.858)           --      13.86      9.26(2)            --

CLASS I
01/01/07 to 06/30/07(10)        $(0.078)       $   --     $14.95      7.88%(2)           --%
12/31/06                         (0.934)           --      13.93      9.61             9.58
12/31/05                         (0.637)           --      13.56      3.40               --
12/31/04                             --            --      13.71     20.37               --
12/31/03                             --            --      11.39     48.31               --
12/31/02                             --            --       7.68    (20.66)              --

--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
CLASS A
01/01/07 to 06/30/07(10)        $(1.096)       $   --     $18.90      5.71%(2)           --%
12/31/06                         (3.695)           --      18.91      8.50             8.34(4)
12/31/05                         (4.294)        0.004      20.81      4.28               --
12/31/04                         (3.347)        0.062      24.03     23.88(7)            --
12/31/03                         (0.238)        0.001      22.27     51.62               --
12/31/02                             --         0.001      14.85    (14.80)              --

CLASS C
01/01/07 to 06/30/07(10)        $(1.096)       $   --     $18.74      5.31%(2)           --%
06/26/06(3) to 12/31/06          (2.645)           --      18.83      5.77(2)            --

CLASS I
01/01/07 to 06/30/07(10)        $(1.096)       $   --     $19.74      5.90%(2)           --%
12/31/06                         (3.699)           --      19.67      8.73             8.56
12/31/05                         (4.339)        0.004      21.48      4.55               --
12/31/04                         (3.381)        0.037      24.64     24.16(7)            --
12/31/03                         (0.238)        0.001      22.74     52.02               --
12/31/02                             --         0.002      15.12    (14.58)              --

--------------------
SMALL-CAP VALUE FUND
--------------------
CLASS A
01/01/07 to 06/30/07(10)        $(3.738)       $   --     $42.62      5.39%(2)           --%
12/31/06                         (7.997)           --      43.97     10.62            10.52
12/31/05                         (7.716)        0.033      47.02      8.63               --
12/31/04                         (7.055)        0.283      50.35     28.62(7)            --
12/31/03                         (0.286)        0.002      44.92     42.68               --
12/31/02                         (0.370)        0.005      31.69    (12.98)              --

CLASS C
01/01/07 to 06/30/07(10)        $(3.738)       $   --     $42.28      5.00%(2)           --%
06/26/06(3) to 12/31/06          (6.040)           --      43.82      9.86(2)            --

                                                          RATIO OF
                                                        EXPENSES TO     RATIO OF NET
                               NET                        AVERAGE        INVESTMENT
                              ASSETS      RATIO OF       NET ASSETS        INCOME
                              END OF    EXPENSES TO      (EXCLUDING          TO        PORTFOLIO
                              PERIOD    AVERAGE NET     WAIVERS AND      AVERAGE NET    TURNOVER
                               (000)       ASSETS     REIMBURSEMENTS)      ASSETS         RATE
-------------------------------------------------------------------------------------------------
---------------------
SMALL-CAP GROWTH FUND
---------------------
CLASS A
01/01/07 to 06/30/07(10)     $    164     1.40%(1)        1.47%(1)       (0.97)%(1)     49.28%(2)
06/26/06(3) to 12/31/06           130     1.23(1)         1.23           (0.77)(1)     122.70(2)

CLASS C
01/01/07 to 06/30/07(10)     $    148     2.15%(1)        2.21%(1)       (1.72)%(1)     49.28%(2)
06/26/06(3) to 12/31/06           139     2.15(1)         2.15(1)        (1.65)(1)     122.70(2)

CLASS I
01/01/07 to 06/30/07(10)     $ 28,605     1.15%(1)        1.26%(1)       (0.73)%(1)     49.28%(2)
12/31/06                       27,433     1.07            1.20           (0.57)        122.70
12/31/05                       20,626     0.96            1.46           (0.38)        100.38
12/31/04                        7,396     1.00            1.48           (0.53)         99.76
12/31/03                        8,506     1.00            1.44           (0.48)        124.27
12/31/02                        7,278     1.00            1.36           (0.38)        107.48

--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
CLASS A
01/01/07 to 06/30/07(10)     $ 69,447     1.23%(1)        1.23%(1)       (0.05)%(1)     43.71%(2)
12/31/06                       86,850     1.20            1.20           (0.17)         85.43
12/31/05                       12,094     1.19            1.22           (0.18)         76.08
12/31/04                       66,179     1.25            1.25            0.33          63.79
12/31/03                        3,047     1.45            1.50           (0.30)         83.34
12/31/02                          777     1.45            1.52           (0.76)         76.97

CLASS C
01/01/07 to 06/30/07(10)     $    366     1.99%(1)        1.99%(1)       (0.81)%(1)     43.71%(2)
06/26/06(3) to 12/31/06           249     1.92(1)         1.92(1)        (0.98)(1)      85.43(2)

CLASS I
01/01/07 to 06/30/07(10)     $258,435     0.98%(1)        1.03%(1)        0.20%(1)      43.71%(2)
12/31/06                      399,712     0.93            0.99            0.00          85.43
12/31/05                      480,501     0.94            0.97            0.16          76.08
12/31/04                      544,635     1.00            1.00            0.36          63.79
12/31/03                      472,228     1.20            1.25           (0.13)         83.34
12/31/02                      323,683     1.20            1.27           (0.51)         76.97

--------------------
SMALL-CAP VALUE FUND
--------------------
CLASS A
01/01/07 to 06/30/07(10)     $ 64,077     1.18%(1)        1.18%(1)        0.30%(1)      39.29%(2)
12/31/06                       83,558     1.16            1.17            0.11          92.13
12/31/05                       11,226     1.15            1.19            0.24          74.30
12/31/04                        8,352     1.18            1.19            0.57          69.98
12/31/03                        1,557     1.20            1.24            0.83         106.69
12/31/02                          669     1.24            1.34            0.18         134.99

CLASS C
01/01/07 to 06/30/07(10)     $    219     1.94%(1)        1.94%(1)       (0.42)%(1)     39.29%(2)
06/26/06(3) to 12/31/06           167     1.89(1)         1.89(1)        (0.77)(1)      92.13(2)

                        See Notes to Financial Statements

                           PHOENIX INSIGHT FUNDS TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                              NET                      NON-RECURRING          NET
                             ASSET                       PAYMENT         REALIZED AND
                             VALUE        NET              FROM           UNREALIZED
                           BEGINNING   INVESTMENT         FORMER          GAIN/(LOSS)
                           OF PERIOD     INCOME      ADMINISTRATOR(9)   ON INVESTMENTS
--------------------------------------------------------------------------------------
--------------------------------
SMALL-CAP VALUE FUND (CONTINUED)
--------------------------------
CLASS I
01/01/07 to 06/30/07(10)    $44.42      $0.124(8)         $   --           $ 2.344
12/31/06                     47.40       0.097(8)          0.060             4.976
12/31/05                     50.67       0.266                --             4.246
12/31/04                     45.10       0.333                --            12.228
12/31/03                     31.79       0.408                --            13.260
12/31/02                     36.88       0.154                --            (4.814)

---------
BOND FUND
---------
CLASS A
01/01/07 to 06/30/07(10)    $ 9.88      $0.236(8)         $   --           $(0.240)
12/31/06                     10.01       0.465(8)          0.018            (0.120)
12/31/05                     10.22       0.429                --            (0.211)
12/31/04                     10.27       0.432                --            (0.048)
12/31/03                     10.38       0.483                --            (0.110)
12/31/02                     10.25       0.556                --             0.130

CLASS C
01/01/07 to 06/30/07(10)    $ 9.88      $0.200(8)         $   --           $(0.231)
06/26/06(3) to 12/31/06       9.57       0.206(8)             --             0.312

CLASS I
01/01/07 to 06/30/07(10)    $ 9.88      $0.248(8)         $   --           $(0.230)
12/31/06                     10.01       0.481(8)          0.018            (0.112)
12/31/05                     10.22       0.453                --            (0.210)
12/31/04                     10.27       0.456                --            (0.047)
12/31/03                     10.38       0.508                --            (0.110)
12/31/02                     10.25       0.582                --             0.130

--------------------
HIGH YIELD BOND FUND
--------------------
CLASS A
01/01/07 to 06/30/07(10)    $12.45      $0.424(8)         $   --           $(0.070)
12/31/06                     12.44       0.880(8)          0.013            (0.039)
12/31/05                     13.07       0.799                --            (0.592)
05/18/04(3) to 12/31/04      12.43       0.527                --             0.831

CLASS C
01/01/07 to 06/30/07(10)    $12.45      $0.377(8)         $   --           $(0.060)
06/26/06(3) to 12/31/06      11.98       0.374(8)             --             0.474

CLASS I
01/01/07 to 06/30/07(10)    $12.45      $0.438(8)         $   --           $(0.069)
12/31/06                     12.44       0.848(8)          0.013             0.023
12/31/05                     13.07       0.831                --            (0.592)
12/31/04                     12.83       0.878                --             0.431
12/31/03                     11.74       0.887                --             1.175
9/23/02(3) to 12/31/02       11.55       0.256                --             0.190

                                                                         DISTRIBUTIONS
                                                                             FROM
                             TOTAL      DISTRIBUTIONS   DISTRIBUTIONS    NON-RECURRING
                             FROM          FROM NET       FROM NET          PAYMENT
                           INVESTMENT     INVESTMENT      REALIZED        FROM FORMER
                           OPERATIONS       INCOME         GAINS        ADMINISTRATOR(9)
----------------------------------------------------------------------------------------
--------------------------------
SMALL-CAP VALUE FUND (CONTINUED)
--------------------------------
CLASS I
01/01/07 to 06/30/07(10)    $ 2.468        $    --         $(3.738)         $    --
12/31/06                      5.133         (0.133)         (7.921)          (0.060)
12/31/05                      4.512         (0.241)         (7.581)              --
12/31/04                     12.561         (0.274)         (6.826)              --
12/31/03                     13.668         (0.360)             --               --
12/31/02                     (4.660)        (0.131)         (0.306)              --

---------
BOND FUND
---------
CLASS A
01/01/07 to 06/30/07(10)    $(0.004)       $(0.236)        $    --          $    --
12/31/06                      0.363         (0.475)             --           (0.018)
12/31/05                      0.218         (0.430)             --               --
12/31/04                      0.384         (0.434)             --               --
12/31/03                      0.373         (0.483)             --               --
12/31/02                      0.686         (0.556)             --               --

CLASS C
01/01/07 to 06/30/07(10)    $(0.031)       $(0.199)        $    --          $    --
06/26/06(3) to 12/31/06       0.518         (0.208)             --               --

CLASS I
01/01/07 to 06/30/07(10)    $ 0.018        $(0.248)        $    --          $    --
12/31/06                      0.387         (0.500)             --           (0.018)
12/31/05                      0.243         (0.455)             --               --
12/31/04                      0.409         (0.459)             --               --
12/31/03                      0.398         (0.508)             --               --
12/31/02                      0.712         (0.582)             --               --

--------------------
HIGH YIELD BOND FUND
--------------------
CLASS A
01/01/07 to 06/30/07(10)    $ 0.354        $(0.424)        $    --          $    --
12/31/06                      0.854         (0.831)             --           (0.013)
12/31/05                      0.207         (0.800)         (0.037)              --
05/18/04(3) to 12/31/04       1.358         (0.527)         (0.191)              --

CLASS C
01/01/07 to 06/30/07(10)    $ 0.317        $(0.377)        $    --          $    --
06/26/06(3) to 12/31/06       0.848         (0.378)             --               --

CLASS I
01/01/07 to 06/30/07(10)    $ 0.369        $(0.439)        $    --          $    --
12/31/06                      0.884         (0.861)             --           (0.013)
12/31/05                      0.239         (0.832)         (0.037)              --
12/31/04                      1.309         (0.878)         (0.191)              --
12/31/03                      2.062         (0.887)         (0.085)              --
9/23/02(3) to 12/31/02        0.446         (0.256)             --               --

                        See Notes to Financial Statements

                                                                                   TOTAL RETURN
                                           REDEMPTION      NET                      EXCLUDING
                                              FEES        ASSET                    NON-RECURRING
                                            ADDED TO      VALUE                       PAYMENT
                               TOTAL        PAID-IN      END OF     TOTAL           FROM FORMER
                           DISTRIBUTIONS   CAPITAL(5)    PERIOD    RETURN(4)    ADMINISTRATOR(4)(9)
---------------------------------------------------------------------------------------------------
--------------------------------
SMALL-CAP VALUE FUND (CONTINUED)
--------------------------------
CLASS I
01/01/07 to 06/30/07(10)      $(3.738)      $   --       $43.15     5.52%(2)             --%
12/31/06                       (8.114)       0.001        44.42    10.92              10.82
12/31/05                       (7.822)       0.040        47.40     8.90                 --
12/31/04                       (7.100)       0.109        50.67    28.93(7)              --
12/31/03                       (0.360)       0.002        45.10    43.04                 --
12/31/02                       (0.437)       0.007        31.79   (12.76)                --

---------
BOND FUND
---------
CLASS A
01/01/07 to 06/30/07(10)      $(0.236)      $   --       $ 9.64     0.04%(2)             --%
12/31/06                       (0.493)       0.000(11)     9.88     3.58               3.39
12/31/05                       (0.430)       0.002        10.01     2.18                 --
12/31/04                       (0.434)          --        10.22     3.82                 --
12/31/03                       (0.483)          --        10.27     3.67                 --
12/31/02                       (0.556)          --        10.38     6.91                 --

CLASS C
01/01/07 to 06/30/07(10)      $(0.199)     $    --       $ 9.65    (0.33)%(2)            --%
06/26/06(3) to 12/31/06        (0.208)          --         9.88     5.44(2)              --

CLASS I
01/01/07 to 06/30/07(10)      $(0.248)     $    --       $ 9.65     0.16%(2)             --%
12/31/06                       (0.518)       0.001         9.88     3.85               3.66
12/31/05                       (0.455)       0.002        10.01     2.44                 --
12/31/04                       (0.459)          --        10.22     4.07                 --
12/31/03                       (0.508)          --        10.27     3.93                 --
12/31/02                       (0.582)          --        10.38     7.18                 --

--------------------
HIGH YIELD BOND FUND
--------------------
CLASS A
01/01/07 to 06/30/07(10)      $(0.424)     $    --       $12.38     2.92%(2)             --%
12/31/06                        0.844        0.000(11)    12.45     6.97               6.86
12/31/05                       (0.837)          --        12.44     1.68                 --
05/18/04(3) to 12/31/04        (0.718)          --        13.07    11.15(2)              --

CLASS C
01/01/07 to 06/30/07(10)      $(0.377)     $    --       $12.39     2.54%(2)             --%
06/26/06(3) to 12/31/06        (0.378)          --        12.45     7.17(2)              --

CLASS I
01/01/07 to 06/30/07(10)      $(0.439)     $    --       $12.38     2.96%(2)             --%
12/31/06                       (0.874)       0.000(11)    12.45     7.31               7.20
12/31/05                       (0.869)          --        12.44     1.94                 --
12/31/04                       (1.069)          --        13.07    10.65                 --
12/31/03                       (0.972)          --        12.83    18.15                 --
9/23/02(3) to 12/31/02         (0.256)          --        11.74     3.90(2)              --

                                                       RATIO OF
                                                      EXPENSES TO     RATIO OF NET
                             NET                        AVERAGE        INVESTMENT
                            ASSETS      RATIO OF       NET ASSETS       INCOME
                            END OF    EXPENSES TO     (EXCLUDING           TO         PORTFOLIO
                            PERIOD    AVERAGE NET     WAIVERS AND      AVERAGE NET    TURNOVER
                            (000)       ASSETS      REIMBURSEMENTS)      ASSETS         RATE
------------------------------------------------------------------------------------------------
--------------------------------
SMALL-CAP VALUE FUND (CONTINUED)
--------------------------------
CLASS I
01/01/07 to 06/30/07(10)   $207,519     0.93%(1)        0.98%(1)         0.55%(1)      39.29%(2)
12/31/06                    297,831     0.88            0.94             0.20          92.13
12/31/05                    335,085     0.90            0.94             0.49          74.30
12/31/04                    369,311     0.93            0.94             0.69          69.98
12/31/03                    308,693     0.95            0.99             1.08         106.69
12/31/02                    216,922     0.99            1.09             0.43         134.99

---------
BOND FUND
---------
CLASS A
01/01/07 to 06/30/07(10)   $  1,585     0.85%(1)        0.94%(1)         4.82%(1)     164.79%(2)
12/31/06                      2,066     0.84            0.98             4.74         367.64
12/31/05                        784     0.82            1.13             4.01          51.90
12/31/04                        843     0.85            1.18             4.24          75.40
12/31/03                        715     0.85            1.19             4.64          66.64
12/31/02                        824     0.85            1.21             5.36          65.39

CLASS C
01/01/07 to 06/30/07(10)   $    105     1.60%(1)        1.68%(1)         4.09%(1)     164.79%(2)
06/26/06(3) to 12/31/06         105     1.59(1)         1.67(1)          4.08(1)      367.64(2)

CLASS I
01/01/07 to 06/30/07(10)   $162,917     0.60%(1)        0.72%(1)         5.08%(1)     164.79%(2)
12/31/06                    178,924     0.57            0.80             4.90         367.64
12/31/05                    181,761     0.57            0.88             4.26          51.90
12/31/04                    174,597     0.60            0.93             4.45          75.40
12/31/03                    123,365     0.60            0.94             4.89          66.64
12/31/02                    216,106     0.60            0.96             5.69          65.39

--------------------
HIGH YIELD BOND FUND
--------------------
CLASS A
01/01/07 to 06/30/07(10)   $  5,685     0.98%(1)        0.98%(1)         6.79%(1)      63.93%(2)
12/31/06                      5,648     0.96            1.02             7.16         147.28
12/31/05                        442     0.83            1.03             6.55          41.97
05/18/04(3) to 12/31/04         176     0.86(1)         1.05(1)          6.61(1)       57.38

CLASS C
01/01/07 to 06/30/07(10)   $    142     1.73%(1)        1.73%(1)         6.03%(1)      63.93%(2)
06/26/06(3) to 12/31/06         139     1.71(1)         1.71(1)          5.94(1)      147.28(2)

CLASS I
01/01/07 to 06/30/07(10)   $ 51,834     0.72%(1)        0.77%(1)         7.02%(1)      63.93%(2)
12/31/06                     68,692     0.64            0.76             6.90         147.28
12/31/05                     74,697     0.58            0.78             6.80          41.97
12/31/04                     83,101     0.61            0.76             6.80          57.38
12/31/03                     62,926     0.61            0.73             7.11          81.50
9/23/02(3) to 12/31/02       18,088     0.61(1)         1.41(1)          8.11(1)       38.03(2)

                        See Notes to Financial Statements

                           PHOENIX INSIGHT FUNDS TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                       NET                    NON-RECURRING           NET
                                      ASSET                      PAYMENT         REALIZED AND
                                      VALUE        NET            FROM            UNREALIZED
                                    BEGINNING   INVESTMENT       FORMER           GAIN/(LOSS)
                                    OF PERIOD     INCOME     ADMINISTRATOR(9)   ON INVESTMENTS
----------------------------------------------------------------------------------------------
---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
CLASS A
01/01/07 to 06/30/07(10)             $16.36     $ 0.341(8)        $   --           $(0.149)
12/31/06                              16.50       0.692(8)         0.095            (0.142)
12/31/05                              16.84       0.655               --            (0.278)
12/31/04                              17.12       0.550               --            (0.094)
12/31/03                              17.63       0.667               --            (0.293)
12/31/02                              16.79       0.828               --             0.840

CLASS I
01/01/07 to 06/30/07(10)             $16.37     $ 0.361(8)        $   --           $(0.159)
12/31/06                              16.50       0.732(9)         0.095            (0.133)
12/31/05                              16.84       0.697               --            (0.277)
12/31/04                              17.12       0.593               --            (0.094)
12/31/03                              17.63       0.711               --            (0.293)
12/31/02                              16.79       0.870               --             0.840

---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
CLASS A
01/01/07 to 06/30/07(10)             $10.93     $ 0.202(8)        $   --           $(0.201)
12/31/06                              11.16       0.435(8)         0.020             0.011
12/31/05                              11.41       0.466               --            (0.250)
12/31/04                              11.55       0.451               --            (0.140)
12/31/03                              11.48       0.424               --             0.070
12/31/02                              10.91       0.453               --             0.570

CLASS C
01/01/07 to 06/30/07(10)             $10.94     $ 0.159(8)        $   --           $(0.209)
06/26/06(3) to 12/31/06               10.91       0.180(8)            --             0.246

CLASS I
01/01/07 to 06/30/07(10)             $10.93     $ 0.215(8)        $   --           $(0.201)
12/31/06                              11.16       0.469(8)         0.020             0.004
12/31/05                              11.41       0.494               --            (0.250)
12/31/04                              11.55       0.479               --            (0.140)
12/31/03                              11.48       0.452               --             0.070
12/31/02                              10.91       0.481               --             0.570

----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
CLASS A
01/01/07 to 06/30/07(10)             $10.03     $ 0.200(8)        $   --           $(0.090)
12/31/06                              10.04       0.381(8)         0.018             0.010
12/31/05                              10.29       0.359               --            (0.248)
12/31/04                              10.38       0.362               --            (0.090)
12/31/03                              10.40       0.414               --            (0.020)
12/31/02                              10.31       0.524               --             0.090

CLASS C
01/01/07 to 06/30/07(10)             $10.03     $ 0.163(8)        $   --           $(0.090)
06/26/06(3) to 12/31/06                9.80       0.156(8)            --             0.230

                                                                                  DISTRIBUTIONS
                                                                                      FROM
                                       TOTAL     DISTRIBUTIONS   DISTRIBUTIONS    NON-RECURRING
                                       FROM        FROM NET         FROM NET         PAYMENT
                                    INVESTMENT    INVESTMENT        REALIZED       FROM FORMER
                                    OPERATIONS      INCOME           GAINS       ADMINISTRATOR(9)
-------------------------------------------------------------------------------------------------
---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
CLASS A
01/01/07 to 06/30/07(10)             $ 0.192       $ (0.342)       $    --          $    --
12/31/06                               0.645         (0.691)            --           (0.095)
12/31/05                               0.377         (0.664)        (0.055)              --
12/31/04                               0.456         (0.550)        (0.186)              --
12/31/03                               0.374         (0.667)        (0.217)              --
12/31/02                               1.668         (0.828)            --               --

CLASS I
01/01/07 to 06/30/07(10)             $ 0.202       $ (0.362)       $    --          $    --
12/31/06                               0.694         (0.732)            --           (0.095)
12/31/05                               0.420         (0.706)        (0.055)              --
12/31/04                               0.499         (0.593)        (0.186)              --
12/31/03                               0.418         (0.711)        (0.217)              --
12/31/02                               1.710         (0.870)            --               --

---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
CLASS A
01/01/07 to 06/30/07(10)             $ 0.001       $ (0.202)       $(0.009)         $    --
12/31/06                               0.466         (0.462)        (0.214)          (0.020)
12/31/05                               0.216         (0.466)            --               --
12/31/04                               0.311         (0.451)            --               --
12/31/03                               0.494         (0.424)            --               --
12/31/02                               1.023         (0.453)            --               --

CLASS C
01/01/07 to 06/30/07(10)             $(0.050)      $ (0.161)       $(0.009)         $    --
06/26/06(3) to 12/31/06                0.426         (0.182)        (0.214)              --

CLASS I
01/01/07 to 06/30/07(10)             $ 0.014       $ (0.215)       $(0.009)         $    --
12/31/06                               0.493         (0.489)        (0.214)          (0.020)
12/31/05                               0.244         (0.494)            --               --
12/31/04                               0.339         (0.479)            --               --
12/31/03                               0.522         (0.452)            --               --
12/31/02                               1.051         (0.481)            --               --

----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
CLASS A
01/01/07 to 06/30/07(10)             $ 0.110       $ (0.200)       $    --          $    --
12/31/06                               0.409         (0.400)            --           (0.019)
12/31/05                               0.111         (0.361)            --               --
12/31/04                               0.272         (0.362)            --               --
12/31/03                               0.394         (0.414)            --               --
12/31/02                               0.614         (0.524)            --               --

CLASS C
01/01/07 to 06/30/07(10)             $ 0.073       $ (0.163)       $    --          $    --
06/26/06(3) to 12/31/06                0.386         (0.156)            --               --

                        See Notes to Financial Statements

                                                                                            TOTAL RETURN
                                                    REDEMPTION      NET                       EXCLUDING
                                                       FEES        ASSET                    NON-RECURRING
                                                     ADDED TO      VALUE                       PAYMENT
                                       TOTAL         PAID-IN      END OF       TOTAL        FROM FORMER
                                    DISTRIBUTIONS   CAPITAL(5)    PERIOD     RETURN(4)   ADMINISTRATOR(4)(9)
------------------------------------------------------------------------------------------------------------
---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
CLASS A
01/01/07 to 06/30/07(10)              $(0.342)       $   --       $16.21        1.11%(2)          --%
12/31/06                               (0.786)        0.001        16.36        4.11            3.50
12/31/05                               (0.719)        0.002        16.50        2.23              --
12/31/04                               (0.736)           --        16.84        2.79              --
12/31/03                               (0.884)           --        17.12        2.15              --
12/31/02                               (0.828)           --        17.63       10.12              --

CLASS I
01/01/07 to 06/30/07(10)              $(0.362)       $   --       $16.21        1.24%(2)          --%
12/31/06                               (0.827)        0.003        16.37        4.37            3.76
12/31/05                               (0.761)        0.001        16.50        2.49              --
12/31/04                               (0.779)           --        16.84        3.05              --
12/31/03                               (0.928)           --        17.12        2.40              --
12/31/02                               (0.870)           --        17.63       10.39              --

---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
CLASS A
01/01/07 to 06/30/07(10)              $(0.211)       $   --       $10.72        0.00%(2)          --%
12/31/06                               (0.696)        0.000(11)    10.93        4.10            3.91
12/31/05                               (0.466)           --        11.16        1.93              --
12/31/04                               (0.451)           --        11.41        2.76              --
12/31/03                               (0.424)           --        11.55        4.38              --
12/31/02                               (0.453)           --        11.48        9.55              --

CLASS C
01/01/07 to 06/30/07(10)              $(0.170)       $   --       $10.72       (0.47)%(2)         --%
06/26/06(3) to 12/31/06                (0.396)           --        10.94        3.92(2)           --

CLASS I
01/01/07 to 06/30/07(10)              $(0.224)       $   --       $10.72        0.03%(2)          --%
12/31/06                               (0.723)        0.000(11)    10.93        4.45            4.26
12/31/05                               (0.494)           --        11.16        2.19              --
12/31/04                               (0.479)           --        11.41        3.02              --
12/31/03                               (0.452)           --        11.55        4.64              --
12/31/02                               (0.481)           --        11.48        9.82              --

----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
CLASS A
01/01/07 to 06/30/07(10)              $(0.200)       $   --       $ 9.94        1.09%(2)          --%
12/31/06                               (0.419)        0.000(11)    10.03        3.99            3.80
12/31/05                               (0.361)           --        10.04        1.10              --
12/31/04                               (0.362)           --        10.29        2.66              --
12/31/03                               (0.414)           --        10.38        3.85              --
12/31/02                               (0.524)           --        10.40        6.14              --

CLASS C
01/01/07 to 06/30/07(10)              $(0.163)       $   --       $ 9.94        0.82%(2)          --%
06/26/06(3) to 12/31/06                (0.156)           --        10.03        3.96(2)           --

                                                                   RATIO OF
                                                                 EXPENSES TO      RATIO OF NET
                                        NET                        AVERAGE         INVESTMENT
                                       ASSETS      RATIO OF       NET ASSETS        INCOME
                                       END OF    EXPENSES TO      (EXCLUDING          TO        PORTFOLIO
                                       PERIOD    AVERAGE NET      WAIVERS AND      AVERAGE NET   TURNOVER
                                       (000)        ASSETS      REIMBURSEMENTS)      ASSETS        RATE
----------------------------------------------------------------------------------------------------------
---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
CLASS A
01/01/07 to 06/30/07(10)             $   4,173       0.75%(1)      1.09%(1)          4.21%(1)    22.87%(2)
12/31/06                                 6,118       0.74          1.21              4.24        21.62
12/31/05                                 2,480       0.73          1.19              3.58        70.97
12/31/04                                 2,976       0.75          1.09              3.23        35.37
12/31/03                                 2,394       0.75          1.14              3.82        58.97
12/31/02                                 2,324       0.75          1.32              4.58        61.56

CLASS I
01/01/07 to 06/30/07(10)             $  17,031       0.50%(1)      0.90%(1)          4.46%(1)    22.87%(2)
12/31/06                                19,970       0.47          1.02              4.49        21.62
12/31/05                                20,235       0.48          0.94              3.76        70.97
12/31/04                                41,993       0.50          0.84              3.48        35.37
12/31/03                                66,162       0.50          0.89              4.07        58.97
12/31/02                                75,573       0.50          1.07              5.05        61.56

---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
CLASS A
01/01/07 to 06/30/07(10)             $  17,624       0.85%(1)      0.88%(1)          3.75%(1)    11.30%(2)
12/31/06                                18,293       0.83          0.88              3.93        75.91
12/31/05                                 1,802       0.64          0.92              4.13        46.00
12/31/04                                 2,185       0.69          0.95              3.94        26.94
12/31/03                                 2,102       0.70          0.97              3.69        40.20
12/31/02                                 1,648       0.52          1.14              3.96        61.27

CLASS C
01/01/07 to 06/30/07(10)             $     240       1.60%(1)      1.63%(1)          2.95%(1)    11.30%(2)
06/26/06(3) to 12/31/06                    125       1.61(1)       1.63(1)           3.14(1)     75.91(2)

CLASS I
01/01/07 to 06/30/07(10)             $ 173,968       0.60%(1)      0.68%(1)          3.99%(1)    11.30%(2)
12/31/06                               203,378       0.51          0.68              4.24        75.91
12/31/05                               229,320       0.39          0.67              4.38        46.00
12/31/04                               232,419       0.44          0.70              4.19        26.94
12/31/03                               236,282       0.45          0.72              3.94        40.20
12/31/02                               246,217       0.27          0.89              4.29        61.27

----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
CLASS A
01/01/07 to 06/30/07(10)             $   4,719       0.95%(1)      0.97%(1)          4.02%(1)     25.27%(2)
12/31/06                                 5,956       0.91          1.04              3.83         43.54
12/31/05                                 3,707       0.82          1.17              3.55         46.25
12/31/04                                 4,350       0.85          1.19              3.50         68.37
12/31/03                                 4,547       0.85          1.22              3.95         61.21
12/31/02                                 4,756       0.85          1.25              4.89         66.14

CLASS C
01/01/07 to 06/30/07(10)             $     193       1.70%(1)      1.72%(1)          3.28%(1)     25.27%(2)
06/26/06(3) to 12/31/06                    159       1.70(1)       1.73(1)           3.03(1)      43.54(2)

                        See Notes to Financial Statements

                           PHOENIX INSIGHT FUNDS TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              NET                     NON-RECURRING          NET
                                             ASSET                       PAYMENT        REALIZED AND
                                             VALUE         NET            FROM           UNREALIZED
                                           BEGINNING   INVESTMENT        FORMER          GAIN/(LOSS)
                                           OF PERIOD     INCOME     ADMINISTRATOR(9)   ON INVESTMENTS
-----------------------------------------------------------------------------------------------------
----------------------------------------
SHORT/INTERMEDIATE BOND FUND (CONTINUED)
----------------------------------------
CLASS I
01/01/07 to 06/30/07(10)                    $10.03      $0.212(8)       $    --           $(0.080)
12/31/06                                     10.04       0.407(8)         0.018             0.008
12/31/05                                     10.29       0.385               --            (0.248)
12/31/04                                     10.38       0.387               --            (0.090)
12/31/03                                     10.40       0.440               --            (0.020)
12/31/02                                     10.31       0.549               --             0.090

--------------------
TAX-EXEMPT BOND FUND
--------------------
CLASS A
01/01/07 to 06/30/07(10)                    $10.50      $0.200(8)       $    --           $(0.215)
12/31/06                                     10.74       0.425(8)         0.023             0.050
12/31/05                                     11.02       0.470               --            (0.200)
12/31/04                                     11.33       0.475               --            (0.123)
12/31/03                                     11.19       0.468               --             0.140
12/31/02                                     10.54       0.500               --             0.650

CLASS C
01/01/07 to 06/30/07(10)                    $10.50      $0.160(8)       $    --           $(0.214)
06/26/06(3) to 12/31/06                      10.49       0.176(8)            --             0.261

CLASS I
01/01/07 to 06/30/07(10)                    $10.49      $0.220(8)       $    --           $(0.212)
12/31/06                                     10.74       0.468(8)         0.023             0.023
12/31/05                                     11.02       0.497               --            (0.200)
12/31/04                                     11.33       0.503               --            (0.123)
12/31/03                                     11.19       0.496               --             0.140
12/31/02                                     10.54       0.527               --             0.650

----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
CLASS A(6)
01/01/07 to 06/30/07(10)                    $ 1.00      $0.024          $    --           $    --
12/31/06                                      1.00       0.047            0.002                --
12/31/05                                      1.00       0.027               --                --
12/31/04                                      1.00       0.009               --                --
12/31/03                                      1.00       0.007               --                --
12/31/02                                      1.00       0.013               --                --

CLASS I
01/01/07 to 06/30/07(10)                    $ 1.00      $0.025          $    --           $    --
12/31/06                                      1.00       0.048               --                --
12/31/05                                      1.00       0.030               --                --
12/31/04                                      1.00       0.012               --                --
12/31/03                                      1.00       0.010               --                --
12/31/02                                      1.00       0.016               --                --

                                                                                         DISTRIBUTIONS
                                                                                              FROM
                                              TOTAL     DISTRIBUTIONS   DISTRIBUTIONS    NON-RECURRING
                                              FROM        FROM NET         FROM NET         PAYMENT
                                           INVESTMENT    INVESTMENT        REALIZED       FROM FORMER
                                           OPERATIONS      INCOME           GAINS       ADMINISTRATOR(9)
--------------------------------------------------------------------------------------------------------
----------------------------------------
SHORT/INTERMEDIATE BOND FUND (CONTINUED)
----------------------------------------
CLASS I
01/01/07 to 06/30/07(10)                    $ 0.132       $(0.212)         $    --          $    --
12/31/06                                      0.433        (0.425)              --           (0.018)
12/31/05                                      0.137        (0.387)              --               --
12/31/04                                      0.297        (0.387)              --               --
12/31/03                                      0.420        (0.440)              --               --
12/31/02                                      0.639        (0.549)              --               --

--------------------
TAX-EXEMPT BOND FUND
--------------------
CLASS A
01/01/07 to 06/30/07(10)                    $(0.015)      $(0.203)         $(0.002)         $    --
12/31/06                                      0.498        (0.468)          (0.247)          (0.023)
12/31/05                                      0.270        (0.470)          (0.080)              --
12/31/04                                      0.352        (0.475)          (0.187)              --
12/31/03                                      0.608        (0.468)              --               --
12/31/02                                      1.150        (0.500)              --               --

CLASS C
01/01/07 to 06/30/07(10)                    $(0.054)      $(0.164)         $(0.002)         $    --
06/26/06(3) to 12/31/06                       0.437        (0.180)          (0.247)              --

CLASS I
01/01/07 to 06/30/07(10)                    $ 0.008       $(0.216)         $(0.002)         $    --
12/31/06                                      0.514        (0.494)          (0.247)          (0.023)
12/31/05                                      0.297        (0.497)          (0.080)              --
12/31/04                                      0.380        (0.503)          (0.187)              --
12/31/03                                      0.636        (0.496)              --               --
12/31/02                                      1.177        (0.527)              --               --

----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
CLASS A(6)
01/01/07 to 06/30/07(10)                    $ 0.024       $(0.024)         $    --          $    --
12/31/06                                      0.049        (0.047)              --           (0.002)
12/31/05                                      0.027        (0.027)              --               --
12/31/04                                      0.009        (0.009)              --               --
12/31/03                                      0.007        (0.007)              --               --
12/31/02                                      0.013        (0.013)              --               --

CLASS I
01/01/07 to 06/30/07(10)                    $ 0.025       $(0.025)         $    --          $    --
12/31/06                                      0.048        (0.048)              --               --
12/31/05                                      0.030        (0.030)              --               --
12/31/04                                      0.012        (0.012)              --               --
12/31/03                                      0.010        (0.010)              --               --
12/31/02                                      0.016        (0.016)              --               --

                        See Notes to Financial Statements

                                                                                                TOTAL RETURN
                                                           REDEMPTION     NET                     EXCLUDING
                                                              FEES       ASSET                  NON-RECURRING
                                                            ADDED TO     VALUE                     PAYMENT
                                               TOTAL        PAID-IN     END OF     TOTAL         FROM FORMER
                                           DISTRIBUTIONS   CAPITAL(5)   PERIOD   RETURN(4)   ADMINISTRATOR(4)(9)
----------------------------------------------------------------------------------------------------------------
----------------------------------------
SHORT/INTERMEDIATE BOND FUND (CONTINUED)
----------------------------------------
CLASS I
01/01/07 to 06/30/07(10)                     $(0.212)      $    --      $ 9.95    1.32%(2)            --%
12/31/06                                      (0.443)        0.000(11)   10.03    4.25              4.06
12/31/05                                      (0.387)           --       10.04    1.36                --
12/31/04                                      (0.387)           --       10.29    2.92                --
12/31/03                                      (0.440)           --       10.38    4.11                --
12/31/02                                      (0.549)           --       10.40    6.40                --

--------------------
TAX-EXEMPT BOND FUND
--------------------
CLASS A
01/01/07 to 06/30/07(10)                     $(0.205)      $    --      $10.28   (0.15)%(2)           --%
12/31/06                                      (0.738)        0.000(11)   10.50    4.51              4.28(4)
12/31/05                                      (0.550)           --       10.74    2.50                --
12/31/04                                      (0.662)           --       11.02    3.21                --
12/31/03                                      (0.468)           --       11.33    5.55                --
12/31/02                                      (0.500)           --       11.19   11.15                --

CLASS C
01/01/07 to 06/30/07(10)                     $(0.166)      $    --      $10.28   (0.53)%(2)           --%
06/26/06(3) to 12/31/06                       (0.427)           --       10.50    4.16(2)             --

CLASS I
01/01/07 to 06/30/07(10)                     $(0.218)      $    --      $10.28    0.07%(2)            --%
12/31/06                                      (0.764)        0.000(11)   10.49    4.67              4.44
12/31/05                                      (0.577)           --       10.74    2.76                --
12/31/04                                      (0.690)           --       11.02    3.46                --
12/31/03                                      (0.496)           --       11.33    5.81                --
12/31/02                                      (0.527)           --       11.19   11.42                --

----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
CLASS A(6)
01/01/07 to 06/30/07(10)                     $(0.024)      $    --      $ 1.00    2.39%(2)            --%
12/31/06                                      (0.049)           --        1.00    4.76              4.56
12/31/05                                      (0.027)           --        1.00    2.70                --
12/31/04                                      (0.009)           --        1.00    0.88                --
12/31/03                                      (0.007)           --        1.00    0.67                --
12/31/02                                      (0.013)           --        1.00    1.30                --

CLASS I
01/01/07 to 06/30/07(10)                     $(0.025)      $    --      $ 1.00    2.57%(2)            --%
12/31/06                                      (0.048)           --        1.00    4.92                --
12/31/05                                      (0.030)           --        1.00    3.06                --
12/31/04                                      (0.012)           --        1.00    1.23                --
12/31/03                                      (0.010)           --        1.00    1.02                --
12/31/02                                      (0.016)           --        1.00    1.65                --

                                                                       RATIO OF
                                                                      EXPENSES TO    RATIO OF NET
                                              NET                       AVERAGE       INVESTMENT
                                            ASSETS      RATIO OF      NET ASSETS        INCOME
                                            END OF    EXPENSES TO     (EXCLUDING          TO        PORTFOLIO
                                            PERIOD    AVERAGE NET     WAIVERS AND     AVERAGE NET   TURNOVER
                                             (000)       ASSETS     REIMBURSEMENTS)     ASSETS        RATE
-------------------------------------------------------------------------------------------------------------
----------------------------------------
SHORT/INTERMEDIATE BOND FUND (CONTINUED)
----------------------------------------
CLASS I
01/01/07 to 06/30/07(10)                   $223,339     0.70%(1)        0.75%(1)       4.26%(1)     25.27%(2)
12/31/06                                    245,073     0.63            0.84           4.09         43.54
12/31/05                                    257,274     0.57            0.92           3.80         46.25
12/31/04                                    250,644     0.60            0.94           3.75         68.37
12/31/03                                    279,109     0.60            0.97           4.20         61.21
12/31/02                                    237,566     0.60            1.00           5.35         66.14

--------------------
TAX-EXEMPT BOND FUND
--------------------
CLASS A
01/01/07 to 06/30/07(10)                   $ 70,543     0.85%(1)        0.93%(1)       3.93%(1)     36.43%(2)
12/31/06                                     77,135     0.85            0.95           3.97         82.77
12/31/05                                      4,197     0.70            0.99           4.30         41.86
12/31/04                                      4,136     0.77            1.04           4.24         32.57
12/31/03                                      3,098     0.76            1.04           4.15         42.58
12/31/02                                      4,296     0.56            1.20           4.52         86.76

CLASS C
01/01/07 to 06/30/07(10)                   $    205     1.60%(1)        1.68%(1)       3.14%(1)     36.43%(2)
06/26/06(3) to 12/31/06                         188     1.61(1)         1.68(1)        3.20(1)      82.77(2)

CLASS I
01/01/07 to 06/30/07(10)                   $ 72,987     0.60%(1)        0.71%(1)       4.18%(1)     36.43%(2)
12/31/06                                     78,796     0.54            0.76           4.38         82.77
12/31/05                                     75,285     0.45            0.74           4.55         41.86
12/31/04                                     76,362     0.52            0.79           4.49         32.57
12/31/03                                     86,812     0.51            0.79           4.40         42.58
12/31/02                                    106,975     0.31            0.95           4.84         86.76

----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
CLASS A(6)
01/01/07 to 06/30/07(10)                   $214,312     0.54%(1)        0.54%(1)       4.76%(1)        --%
12/31/06                                    238,247     0.57            0.60           4.46            --
12/31/05                                    262,512     0.55            0.60           2.65            --
12/31/04                                    234,751     0.56            0.60           0.88            --
12/31/03                                    374,310     0.54            0.59           0.66            --
12/31/02                                    302,126     0.55            0.61           1.27            --

CLASS I
01/01/07 to 06/30/07(10)                   $295,329     0.19%(1)        0.24%(1)       5.10%(1)        --%
12/31/06                                    312,535     0.24            0.29           4.91            --
12/31/05                                    215,132     0.20            0.25           3.00            --
12/31/04                                    332,483     0.21            0.25           1.23            --
12/31/03                                    249,842     0.19            0.24           1.01            --
12/31/02                                    261,492     0.20            0.26           1.62            --

                        See Notes to Financial Statements

                           PHOENIX INSIGHT FUNDS TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                        NET                     NON-RECURRING          NET
                                       ASSET                       PAYMENT        REALIZED AND
                                       VALUE         NET            FROM           UNREALIZED
                                     BEGINNING   INVESTMENT        FORMER          GAIN/(LOSS)
                                     OF PERIOD     INCOME     ADMINISTRATOR(9)   ON INVESTMENTS
-----------------------------------------------------------------------------------------------
-----------------
MONEY MARKET FUND
-----------------
CLASS A(6)
01/01/07 to 06/30/07(10)              $  1.00     $  0.024        $     --            $  --
12/31/06                                 1.00        0.048           0.002               --
12/31/05                                 1.00        0.028              --               --
12/31/04                                 1.00        0.009              --               --
12/31/03                                 1.00        0.007              --               --
12/31/02                                 1.00        0.015              --               --

CLASS I
01/01/07 to 06/30/07(10)              $  1.00     $  0.026        $     --            $  --
12/31/06                                 1.00        0.049              --               --
12/31/05                                 1.00        0.031              --               --
12/31/04                                 1.00        0.013              --               --
12/31/03                                 1.00        0.011              --               --
12/31/02                                 1.00        0.018              --               --

EXCHANGE SHARES
01/01/07 to 06/30/07(10)              $  1.00     $  0.026        $     --            $  --
12/31/06                                 1.00        0.049              --               --
12/31/05                                 1.00        0.031              --               --
12/31/04                                 1.00        0.013              --               --
12/31/03                                 1.00        0.010              --               --
12/31/02                                 1.00        0.018              --               --

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
CLASS A(6)
01/01/07 to 06/30/07(10)              $  1.00     $  0.017        $     --            $  --
12/31/06                                 1.00        0.030           0.002               --
12/31/05                                 1.00        0.019              --               --
12/31/04                                 1.00        0.007              --               --
12/31/03                                 1.00        0.005              --               --
12/31/02                                 1.00        0.010              --               --

CLASS I
01/01/07 to 06/30/07(10)              $  1.00     $  0.017        $     --            $  --
12/31/06                                 1.00        0.033           0.001               --
12/31/05                                 1.00        0.022              --               --
12/31/04                                 1.00        0.010              --               --
12/31/03                                 1.00        0.009              --               --
12/31/02                                 1.00        0.013              --               --

                                                                                   DISTRIBUTIONS
                                                                                        FROM
                                        TOTAL     DISTRIBUTIONS   DISTRIBUTIONS    NON-RECURRING
                                        FROM         FROM NET        FROM NET          PAYMENT
                                     INVESTMENT     INVESTMENT       REALIZED        FROM FORMER
                                     OPERATIONS       INCOME          GAINS       ADMINISTRATOR(9)
--------------------------------------------------------------------------------------------------
-----------------
MONEY MARKET FUND
-----------------
CLASS A(6)
01/01/07 to 06/30/07(10)              $  0.024      $  (0.024)        $  --           $     --
12/31/06                                 0.050         (0.048)           --             (0.002)
12/31/05                                 0.028         (0.028)           --                 --
12/31/04                                 0.009         (0.009)           --                 --
12/31/03                                 0.007         (0.007)           --                 --
12/31/02                                 0.015         (0.015)           --                 --

CLASS I
01/01/07 to 06/30/07(10)              $  0.026      $  (0.026)        $  --           $     --
12/31/06                                 0.049         (0.049)           --                 --
12/31/05                                 0.031         (0.031)           --                 --
12/31/04                                 0.013         (0.013)           --                 --
12/31/03                                 0.011         (0.011)           --                 --
12/31/02                                 0.018         (0.018)           --                 --

EXCHANGE SHARES
01/01/07 to 06/30/07(10)              $  0.026      $  (0.026)        $  --           $     --
12/31/06                                 0.049         (0.049)           --                 --
12/31/05                                 0.031         (0.031)           --                 --
12/31/04                                 0.013         (0.013)           --                 --
12/31/03                                 0.010         (0.010)           --                 --
12/31/02                                 0.018         (0.018)           --                 --

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
CLASS A(6)
01/01/07 to 06/30/07(10)              $  0.017      $  (0.017)        $  --           $     --
12/31/06                                 0.032         (0.030)           --             (0.002)
12/31/05                                 0.019         (0.019)           --                 --
12/31/04                                 0.007         (0.007)           --                 --
12/31/03                                 0.005         (0.005)           --                 --
12/31/02                                 0.010         (0.010)           --                 --

CLASS I
01/01/07 to 06/30/07(10)              $  0.017      $  (0.017)        $  --           $     --
12/31/06                                 0.034         (0.033)           --             (0.001)
12/31/05                                 0.022         (0.022)           --                 --
12/31/04                                 0.010         (0.010)           --                 --
12/31/03                                 0.009         (0.009)           --                 --
12/31/02                                 0.013         (0.013)           --                 --

(1)   Annualized.

(2) Total returns and portfolio turnover for periods of less than one year are not annualized.

(3)   Date commenced operations.

(4) Sales charges, where applicable, are not reflected in total return calculation.

(5) Fund assessed a redemption fee in the amount of 2.00% on redemptions of shares that were held 90 days or less (30 days or less, effective June 4, 2004) from time of purchase. Fees collected were retained by the Fund for the benefit of the remaining shareholders.

(6) For period ended 12/31/05 and prior periods information represents the N Shares which converted to Class A on June 26, 2006.

(7) Total returns for each of the classes for the Small-Cap Opportunity Fund and the Small-Cap Value Fund include 0.16% and 0.26%, respectively, resulting from redemption fees reimbursed by the Administrator.

(8)   Computed using average shares outstanding.

(9)   Non-recurring payment. See Note 3 in the Notes to Financial Statements.

(10)  Unaudited.

(11)  Amount is less than $0.001.

                        See Notes to Financial Statements

                                                                                             TOTAL RETURN
                                                      REDEMPTION      NET                      EXCLUDING
                                                         FEES        ASSET                   NON-RECURRING
                                                       ADDED TO      VALUE                      PAYMENT
                                          TOTAL         PAID-IN     END OF      TOTAL         FROM FORMER
                                      DISTRIBUTIONS   CAPITAL(5)    PERIOD    RETURN(4)   ADMINISTRATOR(4)(9)
-------------------------------------------------------------------------------------------------------------
-----------------
MONEY MARKET FUND
-----------------
CLASS A(6)
01/01/07 to 06/30/07(10)                $  (0.024)       $  --      $  1.00      2.43%(2)           --%
12/31/06                                   (0.050)          --         1.00      4.93             4.68
12/31/05                                   (0.028)          --         1.00      2.80               --
12/31/04                                   (0.009)          --         1.00      0.94               --
12/31/03                                   (0.007)          --         1.00      0.74               --
12/31/02                                   (0.015)          --         1.00      1.48               --

CLASS I
01/01/07 to 06/30/07(10)                $  (0.026)       $  --      $  1.00      2.61%(2)           --%
12/31/06                                   (0.049)          --         1.00      5.04               --
12/31/05                                   (0.031)          --         1.00      3.15               --
12/31/04                                   (0.013)          --         1.00      1.29               --
12/31/03                                   (0.011)          --         1.00      1.10               --
12/31/02                                   (0.018)          --         1.00      1.83               --

EXCHANGE SHARES
01/01/07 to 06/30/07(10)                $  (0.026)       $  --      $  1.00      2.61%(2)           --%
12/31/06                                   (0.049)          --         1.00      5.04               --
12/31/05                                   (0.031)          --         1.00      3.15               --
12/31/04                                   (0.013)          --         1.00      1.28               --
12/31/03                                   (0.010)          --         1.00      1.05               --
12/31/02                                   (0.018)          --         1.00      1.79               --

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
CLASS A(6)
01/01/07 to 06/30/07(10)                $  (0.017)       $  --      $  1.00      1.57%(2)           --%
12/31/06                                   (0.032)          --         1.00      3.18             2.95
12/31/05                                   (0.019)          --         1.00      1.87               --
12/31/04                                   (0.007)          --         1.00      0.65               --
12/31/03                                   (0.005)          --         1.00      0.54               --
12/31/02                                   (0.010)          --         1.00      0.99               --

CLASS I
01/01/07 to 06/30/07(10)                $  (0.017)       $  --      $  1.00      1.74%(2)           --%
12/31/06                                   (0.034)          --         1.00      3.41             3.31
12/31/05                                   (0.022)          --         1.00      2.23               --
12/31/04                                   (0.010)          --         1.00      1.00               --
12/31/03                                   (0.009)          --         1.00      0.90               --
12/31/02                                   (0.013)          --         1.00      1.35               --

                                                                       RATIO OF
                                                                     EXPENSES TO     RATIO OF NET
                                           NET                         AVERAGE        INVESTMENT
                                         ASSETS        RATIO OF       NET ASSETS        INCOME
                                         END OF      EXPENSES TO      (EXCLUDING          TO
                                         PERIOD      AVERAGE NET     WAIVERS AND      AVERAGE NET
                                          (000)         ASSETS     REIMBURSEMENTS)      ASSETS
-------------------------------------------------------------------------------------------------
-----------------
MONEY MARKET FUND
-----------------
CLASS A(6)
01/01/07 to 06/30/07(10)              $    916,895     0.53%(1)        0.54%(1)        4.85%(1)
12/31/06                                   880,851     0.52            0.56            4.58
12/31/05                                   920,774     0.52            0.60            2.72
12/31/04                                 1,179,902     0.52            0.59            0.90
12/31/03                                 1,301,168     0.52            0.58            0.75
12/31/02                                 1,297,318     0.52            0.58            1.44

CLASS I
01/01/07 to 06/30/07(10)              $  2,570,806     0.18%(1)        0.24%(1)        5.20%(1)
12/31/06                                 2,437,872     0.17            0.24            4.90
12/31/05                                 3,724,311     0.17            0.25            3.16
12/31/04                                 2,662,963     0.17            0.24            1.25
12/31/03                                 3,788,967     0.17            0.23            1.10
12/31/02                                 4,909,006     0.17            0.23            1.79

EXCHANGE SHARES
01/01/07 to 06/30/07(10)              $    464,090     0.18%(1)        0.24%(1)        5.21%(1)
12/31/06                                   440,609     0.17            0.24            4.81
12/31/05                                 1,409,677     0.17            0.30            3.24
12/31/04                                 1,029,184     0.17            0.30            1.35
12/31/03                                   478,586     0.22            0.28            1.10
12/31/02                                 1,434,436     0.22            0.28            1.70

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
CLASS A(6)
01/01/07 to 06/30/07(10)              $    194,592     0.55%(1)        0.55%(1)        3.14%(1)
12/31/06                                   217,664     0.57            0.59            2.88
12/31/05                                   257,842     0.57            0.60            1.87
12/31/04                                   191,165     0.60            0.60            0.64
12/31/03                                   237,835     0.57            0.58            0.54
12/31/02                                   210,678     0.57            0.58            0.99

CLASS I
01/01/07 to 06/30/07(10)              $    799,634     0.20%(1)        0.25%(1)        3.48%(1)
12/31/06                                 1,079,743     0.18            0.25            3.26
12/31/05                                 1,035,130     0.22            0.25            2.22
12/31/04                                   759,266     0.25            0.25            0.99
12/31/03                                   847,140     0.22            0.23            0.89
12/31/02                                   815,171     0.22            0.23            1.34

                        See Notes to Financial Statements

                           PHOENIX INSIGHT FUNDS TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)

1.    ORGANIZATION

      Phoenix Insight Funds Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Currently seventeen diversified funds are offered for sale (each a "Fund"), each having a distinct investment objective as outlined below:

--------------------------------------------------------------------------------------------------------------------------------
FUND NAME                                         INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------------------------------------------------------
EQUITY FUNDS:
--------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                     To seek to provide current income and capital appreciation.
--------------------------------------------------------------------------------------------------------------------------------
Core Equity Fund                                  To seek to provide capital appreciation.
--------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                             To seek to provide capital appreciation.
--------------------------------------------------------------------------------------------------------------------------------
Equity Fund                                       To seek to provide capital appreciation and current income.
--------------------------------------------------------------------------------------------------------------------------------
Index Fund                                        To seek to provide the return and risk characteristics of the S&P 500(R)
                                                  Index.
--------------------------------------------------------------------------------------------------------------------------------
Small-Cap Growth Fund                             To seek to provide capital appreciation.
--------------------------------------------------------------------------------------------------------------------------------
Small-Cap Opportunity Fund                        To seek to provide capital appreciation.
--------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund                              To seek to provide capital appreciation. Income is a secondary objective.
--------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS:
--------------------------------------------------------------------------------------------------------------------------------
Bond Fund                                         To seek to provide a high level of total return, including a competitive level of current income.
--------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                              To seek to provide a high level of total return through a combination of income and capital appreciation.
--------------------------------------------------------------------------------------------------------------------------------
Intermediate Government Bond Fund                 To seek to provide a high level of current income, consistent with preservation of capital.
--------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt Bond Fund                 To seek to provide a high level of current income that is exempt from federal income tax.
--------------------------------------------------------------------------------------------------------------------------------
Short/Intermediate Bond Fund                      To seek to provide a high level of total return, including a competitive level of current income.
--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond Fund                              To seek to provide a high level of current income that is exempt from federal income tax.
--------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS:
--------------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund                      To seek to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.
--------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                                 To seek to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.
--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                      To seek to provide as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.
--------------------------------------------------------------------------------------------------------------------------------

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2007
                                   (UNAUDITED)

      The Funds offer the following classes of shares for sale:

                                                                      CLASS A   CLASS C   CLASS I   EXCHANGE
                                                                       SHARES    SHARES    SHARES    SHARES
                                                                      -------   -------   -------   --------
Balanced Fund .....................................................      X         X         X         --
Core Equity Fund ..................................................      X         X         X         --
Emerging Markets Fund .............................................      X         X         X         --
Equity Fund .......................................................      X         X         X         --
Index Fund ........................................................      X        --         X         --
Small-Cap Growth Fund .............................................      X         X         X         --
Small-Cap Opportunity Fund ........................................      X         X         X         --
Small-Cap Value Fund ..............................................      X         X         X         --
Bond Fund .........................................................      X         X         X         --
High Yield Bond Fund ..............................................      X         X         X         --
Intermediate Government Bond Fund .................................      X        --         X         --
Intermediate Tax-Exempt Bond Fund .................................      X         X         X         --
Short/Intermediate Bond Fund ......................................      X         X         X         --
Tax-Exempt Bond Fund ..............................................      X         X         X         --
Government Money Market Fund ......................................      X        --         X         --
Money Market Fund .................................................      X        --         X          X
Tax-Exempt Money Market Fund ......................................      X        --         X         --

      Class A shares of the Equity Funds are sold with a front-end sales charge of up to 5.75%, Class A shares of the Fixed Income Funds are sold with a front-end sales charge of up to 4.75%. Class A shares of the Money Market Funds are sold without a front-end sales charge. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions made within one year on purchases on which a finder's fee has been paid. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class I Shares and Exchange shares are sold without a sales charge.

      Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A.    SECURITY VALUATION:

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities (not including securities held by the Money Market Funds) are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in those foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      The Money Market Funds use the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2007
                                   (UNAUDITED)

      securities. The Trustees monitor the deviations between the Money Market Funds' net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. Using this method, the Money Market Funds attempt to maintain a constant net asset value of $1 per share.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

      In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

B.    SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method, except the Money Market Funds which use the straight line method. Realized gains and losses are determined on the identified cost basis.

C.    INCOME TAXES:

      Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

      The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2003-2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Funds' financial statements.

D.    DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions are recorded by each Fund on the ex-dividend date. Dividends from the Money Market Funds and the Fixed Income Funds are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.    EXPENSES:

      Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F.    FOREIGN CURRENCY TRANSLATION:

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G.    FOREIGN SECURITY COUNTRY DETERMINATION:

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H.    FORWARD CURRENCY CONTRACTS:

      Certain Funds may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At June 30, 2007 there are no open forward currency contracts held by the Trust.

I.    FUTURES:

      A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Certain Funds may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2007
                                   (UNAUDITED)

      The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

J.    REIT INVESTMENTS:

      Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amount.

K.    REPURCHASE AGREEMENTS:

      A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

L.    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

      Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

M.    INTEREST-ONLY AND PRINCIPAL-ONLY SECURITIES:

      Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any pay down gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.

N.    OPTIONS:

      Certain Funds may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability on the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

      Certain Funds may purchase options, which are included in the Fund's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

O.    SECURITY LENDING:

      Certain funds may loan securities to qualified brokers through an agreement with PFPC Trust Company (the "Custodian"). Under the terms of agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies, sovereign debt of foreign countries and/or irrevocable letters of credit issued by banks. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. At June 30, 2007, no fund in the Trust had securities on loan.

3.    INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

      Phoenix Investment Counsel Inc. ("PIC"), (the "Adviser") is the Adviser to each Fund of the Trust. As compensation for its services to each Fund of the Trust, PIC, an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX") is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

      Balanced Fund ....................................................   0.50%
      Core Equity Fund .................................................   0.70%
      Emerging Markets Fund ............................................   1.00%
      Equity Fund ......................................................   0.70%
      Index Fund .......................................................   0.20%
      Small-Cap Growth Fund ............................................   0.75%
      Small-Cap Opportunity Fund .......................................   0.75%
      Small-Cap Value Fund .............................................   0.70%
      Bond Fund ........................................................   0.50%
      High Yield Bond Fund .............................................   0.45%
      Intermediate Government Bond Fund ................................   0.45%
      Intermediate Tax-Exempt Bond Fund ................................   0.45%
      Short/Intermediate Bond Fund .....................................   0.55%
      Tax-Exempt Bond Fund .............................................   0.45%

      As compensation for its services to the Government Money Market Fund, the Money Market Fund and the Tax-Exempt Money Market Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of each Fund's average daily net assets: 0.14% of each Fund's first $100 million of net assets, plus 0.10% of the Fund's remaining net assets.

      The Adviser has contractually agreed to limit certain Fund's operating expenses (excluding interest, taxes, and extraordinary expenses), through December 31, 2007, so that such expenses do

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2007
                                   (UNAUDITED)

      not exceed the following percentages of average annual net assets of each
      Fund:

                                                  CLASS A   CLASS C   CLASS I(1)
                                                  -------   -------   ----------
      Small-Cap Growth Fund ...................    1.40%     2.15%       1.20%
      Bond Fund ...............................    0.85%     1.60%       0.65%
      Intermediate Government
         Bond Fund ............................    0.75%       --        0.55%
      Intermediate Tax-Exempt
         Bond Fund ............................    0.85%     1.60%       0.65%
      Short/Intermediate Bond Fund ............    0.95%     1.70%       0.75%
      Tax-Exempt Bond Fund ....................    0.85%     1.60%       0.65%

      (1) These percentages do not include the waiver of the Institutional Shares shareholder servicing fees of 0.05% for each Insight Fund. The Funds' distributor has contractually agreed to waive this fee through April 30, 2008.

      The Adviser will not seek to recapture any operating expenses reimbursed under these agreements, unless authorized by the Board of Trustees.

      For the Money Market Fund, the Fund's investment adviser has voluntarily agreed to limit the Fund's total operating expenses (excluding interest, taxes, and extraordinary expenses) so that such expenses do not exceed 0.53% for Class A Shares, 0.18% for Class I Shares and Exchange Shares, after waiver of the shareholder servicing fee by the Fund's distributor with respect to the 0.18% cap for Class I and Exchange Shares only. The adviser will not seek to recapture any operating expenses reimbursed under these arrangements, unless authorized by the Board of Trustees.

      PIC pays all subadvisory fees.

      Harris Investment Management, Inc. ("HIM") is a sub-adviser to all of the Funds, with the exception of the Emerging Markets Fund, the Bond Fund and the High Yield Bond Fund.

      For each Fund, the subadvisory fee payable to HIM will be reduced by 50% of any reimbursements or waivers paid by PIC.

      Vontobel Asset Management, Inc. ("Vontobel") is a sub-adviser to the Emerging Markets Fund.

      SCM Advisors LLC ("SCM") is a sub-adviser to the Bond Fund and the High Yield Bond Fund. SCM is an indirect wholly-owned subsidiary of PNX.

      As a distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the six-month period (the "period") ended June 30, 2007, as follows:

                                                    CLASS A        CLASS C
                                                  NET SELLING      DEFERRED
                                                  COMMISSIONS   SALES CHARGES
                                                 (REPORTED IN   (REPORTED IN
                                                    000'S)          000'S)
                                                 ------------   -------------

            Balanced Fund ....................          1             --
            Core Equity Fund .................          1             --(1)
            Emerging Markets Fund ............          2             --
            Equity Fund ......................          1             --
            Index Fund .......................          2             --
            Small-Cap Growth Fund ............         --(1)          --(1)
            Small-Cap Opportunity Fund .......          1             --(1)
            Small-Cap Value Fund .............          2             --
            Bond Fund ........................         --(1)          --
            High Yield Bond Fund .............         --(1)          --
            Intermediate Government
               Bond Fund .....................         --(1)          --
            Intermediate Tax-Exempt
               Bond Fund .....................          1             --
            Short/Intermediate Bond Fund .....         --(1)          --(1)
            Tax-Exempt Bond Fund .............          1             --(1)
                                                  -------       --------

      (1)   Amount is less than $1,000.

            Each Fund pays PEPCO distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective class:

                                                                  EXCHANGE
                                 CLASS A   CLASS C   CLASS I(1)   CLASS(2)
                                 -------   -------   ----------   --------
Balanced Fund ................    0.25%     1.00%       0.05%         --
Core Equity Fund .............    0.25%     1.00%       0.05%         --
Emerging Markets Fund ........    0.25%     1.00%       0.05%         --
Equity Fund ..................    0.25%     1.00%       0.05%         --
Index Fund ...................    0.25%       --        0.05%         --
Small-Cap Growth Fund ........    0.25%     1.00%       0.05%         --
Small-Cap Opportunity
   Fund ......................    0.25%     1.00%       0.05%         --
Small-Cap Value Fund .........    0.25%     1.00%       0.05%         --
Bond Fund ....................    0.25%     1.00%       0.05%         --
High Yield Bond Fund .........    0.25%     1.00%       0.05%         --
Intermediate Government
   Bond Fund .................    0.25%       --        0.05%         --
Intermediate Tax-Exempt
   Bond Fund .................    0.25%     1.00%       0.05%         --
Short/Intermediate
   Bond Fund .................    0.25%     1.00%       0.05%         --
Tax-Exempt Bond Fund .........    0.25%     1.00%       0.05%         --
Government Money
   Market Fund ...............    0.35%       --        0.05%         --
Money Market Fund ............    0.35%       --        0.05%       0.05%
Tax-Exempt Money
   Market Fund ...............    0.35%       --        0.05%         --

(1) The funds' distributor has contractually agreed to waive the funds' Class I Shares shareholder servicing fees through April 30, 2008.

(2) The funds' distributor has contractually agreed to waive the funds' Exchange Shares shareholder servicing fees through April 30, 2008.

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2007
                                   (UNAUDITED)

      Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

      PEPCO serves as the Administrator to the Trust. For its services, which includes financial agent services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and The Phoenix Edge Series Fund. For the money market funds, the fee is 0.035% of the average net assets across all money market funds within the Phoenix Funds and The Phoenix Edge Series Fund. For the period ending June 30, 2007, the Trust incurred administration fees totaling $1,996 (reported in 000's).

      At the direction of the Trust's former Board of Trustees, on April 3, 2006, Harris N.A. repaid the Funds $7,003,966 representing fees previously paid by the Funds in excess of amounts intended under the Administration agreements approved by the Board of Trustees. The per shareholder amounts allocated to classes A and I are indicated in the Financial Highlights. On April 25, 2006, Harris N.A. also repaid the Funds $2,812,702, representing fees previously paid by the Funds in excess of amounts intended under the Class N Shareholder Service Plans approved by the Board of Directors. These two reimbursements, representing non-recurring payments to the Funds by the former Administrator, are combined and noted as a "Non-recurring payment from former administrator" in the Statement of Changes in Net Assets.

      PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as sub-transfer agent. For the period ended June 30, 2007, transfer agent fees were $1,045 (reported in 000's) as reported in the Statement of Operations.

      At June 30, 2007, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares, which aggregated the following:

                                                                    AGGREGATE
                                                                    NET ASSET
                                                                      VALUE
                                                                    (REPORTED
                                                      SHARES         IN 000'S)
                                                     --------       ----------

      Balanced Fund, Class C ....................       7,423       $     116
      Core Equity Fund, Class C .................       5,340             119
      Emerging Markets Fund, Class C ............      14,651             147
      Equity Fund, Class C ......................       7,681             122
      Small-Cap Growth Fund, Class A ............       7,923             118
      Small-Cap Growth Fund, Class C ............       7,925             117
      Small-Cap Opportunity Fund, Class C .......       5,944             111
      Small-Cap Value Fund, Class C .............       2,728             115
      Bond Fund, Class C ........................      10,889             105
      High Yield Bond Fund, Class A .............     404,014           5,002
      High Yield Bond Fund, Class C .............       8,868             110
      Intermediate Tax-Exempt Bond
         Fund, Class C ..........................       9,647             105
      Short/Intermediate Bond Fund, Class C .....      10,532             105
      Tax-Exempt Bond Fund, Class C .............      10,077             104

      The Harris Insight Funds Trust provided a deferred compensation plan for its independent trustees which allowed its trustees to defer receipt of all or 50% of their compensation. Amounts deferred were retained by the Funds and to the extent permitted by the 1940 Act, as amended, were invested in the shares of funds selected by the trustees. One trustee participated in this plan and has elected to receive distributions over 5 years. The undistributed remaining balance invested in the funds is included in "Other assets" on the Statement of Assets and Liabilities at June 30, 2007.

4.    PURCHASES AND SALES OF SECURITIES

      Purchases and sales of investment securities for all Funds except the Money Market Funds (excluding U.S. Government securities and agency securities, forward currency contracts, futures and short-term securities) during the period ended June 30, 2007, were as follows:

                                                    LONG TERM (NON-GOVERNMENT)
                                                       (REPORTED IN 000'S)
                                                    --------------------------
                                                    PURCHASES          SALES
                                                    ---------        ---------

      Balanced Fund .............................   $  25,294        $  29,929
      Core Equity Fund ..........................      42,070           49,162
      Emerging Markets Fund .....................      82,707          125,241
      Equity Fund ...............................      88,978           98,640
      Index Fund ................................       4,014           15,226
      Small-Cap Growth Fund .....................      13,372           14,350
      Small-Cap Opportunity Fund ................     172,555          352,685
      Small-Cap Value Fund ......................     129,733          253,757
      Bond Fund .................................      32,728           32,356
      High Yield Bond Fund ......................      41,811           57,100
      Intermediate Government Bond Fund .........          --              440
      Intermediate Tax-Exempt Bond Fund .........      22,438           46,113
      Short/Intermediate Bond Fund ..............      36,458           34,182
      Tax-Exempt Bond Fund ......................      54,030           58,743

      Purchases and sales of long term U.S. Government and agency securities for Funds except the Money Market Funds during the period ended June 30, 2007, were as follows:

                                               LONG-TERM GOVERNMENT SECURITIES
                                                     (REPORTED IN 000'S)
                                               -------------------------------
                                               PURCHASES               SALES
                                               ---------             ---------

      Balanced Fund ........................   $  10,233             $   7,546
      Bond Fund ............................     244,089               256,233
      Intermediate Government Bond Fund ....       5,064                 6,915
      Short/Intermediate Bond Fund .........      23,351                37,218

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2007
                                   (UNAUDITED)

5.    CAPITAL SHARES

      Transactions (reported in 000's) in shares of capital stock, during the period ended June 30, 2007, were as follows:

                                                 CLASS A                     CLASS C                     CLASS I
                                        ------------------------   ---------------------------   ------------------------
                                          SHARES        AMOUNT       SHARES          AMOUNT        SHARES       AMOUNT
                                        ----------   -----------   ----------     ------------   ----------   -----------
BALANCED:
   Sale of shares                               82   $     1,264           11     $        168          223   $     3,453
   Reinvestment of distributions                13           210           --(1)             5          100         1,562
   Shares repurchased                         (129)       (1,985)          --               --         (481)       (7,489)
                                        ----------   -----------   ----------     ------------   ----------   -----------
   Net Increase / (Decrease)                   (34)  $      (511)          11     $        173         (158)  $    (2,474)
                                        ==========   ===========   ==========     ============   ==========   ===========

CORE EQUITY:
   Sale of shares                               28   $       626            4     $         77          319   $     7,233
   Reinvestment of distributions                 8           192           --(1)             4           77         1,761
   Shares repurchased                          (89)       (1,961)          --(1)            --(2)      (653)      (14,780)
                                        ----------   -----------   ----------     ------------   ----------   -----------
   Net Increase / (Decrease)                   (53)  $    (1,143)           4     $         81         (257)  $    (5,786)
                                        ==========   ===========   ==========     ============   ==========   ===========

EMERGING MARKETS:
   Sale of shares                              175   $     2,167            8     $         98          394   $     4,955
   Reinvestment of distributions               192         1,950            6               54        4,586        47,598
   Shares repurchased                         (237)       (2,935)          --(1)            (3)      (4,318)      (54,407)
                                        ----------   -----------   ----------     ------------   ----------   -----------
   Net Increase / (Decrease)                   130   $     1,182           14     $        149          662   $    (1,854)
                                        ==========   ===========   ==========     ============   ==========   ===========

EQUITY:
   Sale of shares                              125   $     1,944            7     $        117          837   $    13,053
   Reinvestment of distributions                29           463           --(1)             5          318         5,045
   Shares repurchased                         (367)       (5,602)          --(1)            (1)      (1,420)      (21,733)
                                        ----------   -----------   ----------     ------------   ----------   -----------
   Net Increase / (Decrease)                  (213)  $    (3,195)           7     $        121         (265)  $    (3,635)
                                        ==========   ===========   ==========     ============   ==========   ===========

INDEX:
   Sale of shares                              202   $     4,667           --     $         --            7   $       163
   Reinvestment of distributions                10           237           --               --            7           149
   Shares repurchased                          (76)       (1,737)          --               --         (604)      (13,595)
                                        ----------   -----------   ----------     ------------   ----------   -----------
   Net Increase / (Decrease)                   136   $     3,167           --     $         --         (590)  $   (13,283)
                                        ==========   ===========   ==========     ============   ==========   ===========

SMALL-CAP GROWTH:
   Sale of shares                                2   $        25            1     $         13           14   $       189
   Reinvestment of distributions                --(1)          1           --(1)             1            9           138
   Shares repurchased                           --(1)         (3)          (1)             (14)         (78)       (1,109)
                                        ----------   -----------   ----------     ------------   ----------   -----------
   Net Increase / (Decrease)                     2   $        23           --     $         --(2)       (55)  $      (782)
                                        ==========   ===========   ==========     ============   ==========   ===========

SMALL-CAP OPPORTUNITY:
   Sale of shares                              671   $    12,906            7     $        128          199   $     3,967
   Reinvestment of distributions               127         2,412            1               19          560        11,096
   Shares repurchased                       (1,717)      (33,052)          (1)             (27)      (7,983)     (159,875)
                                        ----------   -----------   ----------     ------------   ----------   -----------
   Net Increase / (Decrease)                  (919)  $   (17,734)           7     $        120       (7,224)  $  (144,812)
                                        ==========   ===========   ==========     ============   ==========   ===========

SMALL-CAP VALUE:
   Sale of shares                              162   $     7,241            1     $         45          281   $    12,668
   Reinvestment of distributions               120         5,114           --(1)            17          317        13,741
   Shares repurchased                         (678)      (30,748)          --(1)            (2)      (2,494)     (112,905)
                                        ----------   -----------   ----------     ------------   ----------   -----------
   Net Increase / (Decrease)                  (396)  $   (18,393)           1     $         60       (1,896)  $   (86,496)
                                        ==========   ===========   ==========     ============   ==========   ===========

BOND:
   Sale of shares                                5   $        51           --(1)  $         --(2)       460   $     4,548
   Reinvestment of distributions                 4            35           --(1)             2          321         3,158
   Shares repurchased                          (54)         (529)          --               --       (2,006)      (19,660)
                                        ----------   -----------   ----------     ------------   ----------   -----------
   Net Increase / (Decrease)                   (45)  $      (443)          --     $          2       (1,225)  $   (11,954)
                                        ==========   ===========   ==========     ============   ==========   ===========

HIGH YIELD BOND:
   Sale of shares                                4   $        55           --(1)  $          1          128   $     1,611
   Reinvestment of distributions                14           180           --(1)             3          169         2,130
   Shares repurchased                          (13)         (168)          --               --       (1,629)      (20,418)
                                        ----------   -----------   ----------     ------------   ----------   -----------
   Net Increase / (Decrease)                     5   $        67           --     $          4       (1,332)  $   (16,677)
                                        ==========   ===========   ==========     ============   ==========   ===========

(1)   Shares less than 1,000.
(2)   Amount is less than $1,000.

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2007
                                   (UNAUDITED)

                                                 CLASS A                     CLASS C                      CLASS I
                                        ------------------------   ---------------------------   ------------------------
                                          SHARES        AMOUNT       SHARES          AMOUNT        SHARES        AMOUNT
                                        ----------   -----------   ----------     ------------   ----------   -----------
INTERMEDIATE GOVERNMENT BOND:
   Sale of shares                               10   $       164           --     $         --          127   $     2,125
   Reinvestment of distributions                 5            86           --               --           23           374
   Shares repurchased                         (132)       (2,147)          --               --         (319)       (5,279)
                                        ----------   -----------   ----------     ------------   ----------   -----------
   Net Increase / (Decrease)                  (117)  $    (1,897)          --     $         --         (169)  $    (2,780)
                                        ==========   ===========   ==========     ============   ==========   ===========

INTERMEDIATE TAX-EXEMPT BOND:
   Sale of shares                              237   $     2,581           12     $        133          933   $    10,138
   Reinvestment of distributions                15           162           --(1)             2           40           437
   Shares repurchased                         (281)       (3,055)          (1)             (15)      (3,341)      (36,311)
                                        ----------   -----------   ----------     ------------   ----------   -----------
   Net Increase / (Decrease)                   (29)  $      (312)          11     $        120       (2,368)  $   (25,736)
                                        ==========   ===========   ==========     ============   ==========   ===========

SHORT/INTERMEDIATE BOND:
   Sale of shares                               10   $       102            3     $         35          765   $     7,675
   Reinvestment of distributions                 8            81           --(1)             2          159         1,593
   Shares repurchased                         (137)       (1,380)          --(1)            (1)      (2,901)      (29,091)
                                        ----------   -----------   ----------     ------------   ----------   -----------
   Net Increase / (Decrease)                  (119)  $    (1,197)           3     $         36       (1,977)  $   (19,823)
                                        ==========   ===========   ==========     ============   ==========   ===========

TAX-EXEMPT BOND:
   Sale of shares                              137   $     1,428            6     $         65          745   $     7,774
   Reinvestment of distributions                81           847           --(1)             3           15           157
   Shares repurchased                         (704)       (7,322)          (4)             (46)      (1,166)      (12,142)
                                        ----------   -----------   ----------     ------------   ----------   -----------
   Net Increase / (Decrease)                  (486)  $    (5,047)           2     $         22         (406)  $    (4,211)
                                        ==========   ===========   ==========     ============   ==========   ===========

                                                 CLASS A                     CLASS I                 EXCHANGE SHARES
                                        ------------------------   ---------------------------   ------------------------
                                          SHARES        AMOUNT       SHARES          AMOUNT        SHARES        AMOUNT
                                        ----------   -----------   ----------     ------------   ----------   -----------
GOVERNMENT MONEY MARKET:
   Sale of shares                          762,752   $   762,752      204,198     $    204,198           --   $        --
   Reinvestment of distributions             4,942         4,942           90               90           --            --
   Shares repurchased                     (791,621)     (791,621)    (221,469)        (221,470)          --            --
                                        ----------   -----------   ----------     ------------   ----------   -----------
   Net Increase / (Decrease)               (23,927)  $   (23,927)     (17,181)    $    (17,182)          --   $        --
                                        ==========   ===========   ==========     ============   ==========   ===========

MONEY MARKET:
   Sale of shares                        1,051,061   $ 1,051,037    6,349,703     $  6,349,702    1,178,001   $ 1,178,001
   Reinvestment of distributions            21,334        21,334       14,511           14,511        8,768         8,768
   Shares repurchased                   (1,036,330)   (1,036,330)  (6,231,278)      (6,231,278)  (1,163,291)   (1,163,291)
                                        ----------   -----------   ----------     ------------   ----------   -----------
   Net Increase / (Decrease)                36,065   $    36,041      132,936     $    132,935       23,478   $    23,478
                                        ==========   ===========   ==========     ============   ==========   ===========

TAX-EXEMPT MONEY MARKET:
   Sale of shares                          248,598   $   248,598    1,041,380     $  1,041,380           --   $        --
   Reinvestment of distributions             2,972         2,972           53               53           --            --
   Shares repurchased                     (274,640)     (274,640)  (1,321,539)      (1,321,539)          --            --
                                        ----------   -----------   ----------     ------------   ----------   -----------
   Net Increase / (Decrease)               (23,070)  $   (23,070)    (280,106)    $   (280,106)          --   $        --
                                        ==========   ===========   ==========     ============   ==========   ===========

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2007
                                   (UNAUDITED)

      Transactions (reported in 000's) in shares of capital stock, during the year ended December 31, 2006, were as follows:

                                              CLASS A               CLASS N(3)              CLASS C                 CLASS I
                                        -------------------   ----------------------   -----------------    -----------------------
                                        SHARES     AMOUNT      SHARES      AMOUNT      SHARES     AMOUNT      SHARES      AMOUNT
                                        ------   ----------   --------   -----------   -------    ------    ---------   -----------
BALANCED:
   Sale of shares                          313   $    4,600        133   $     2,006        17    $  242          710   $    10,581
   Reinvestment of distributions            38          564         12           179        --(1)      7          339         5,074
   Shares repurchased                     (251)      (3,710)      (134)       (1,976)       --(1)     --(2)      (931)      (13,774)
                                        ------   ----------   --------   -----------   -------    ------    ---------   -----------
   Net Increase / (Decrease)
     Before Conversion                     100        1,454         11           209        17       249          118         1,881
   Conversion of Shares                    542        7,690       (541)       (7,690)       --        --           --            --
                                        ------   ----------   --------   -----------   -------    ------    ---------   -----------
   Net Increase / (Decrease)               642   $    9,144       (530)  $    (7,481)       17    $  249          118   $     1,881
                                        ======   ==========   ========   ===========   =======    ======    =========   ===========
CORE EQUITY:
   Sale of shares                           35   $      772        274   $     5,911         7    $  157          800   $    17,658
   Reinvestment of distributions            36          772         10           220         1        12          367         8,048
   Shares repurchased                      (73)      (1,590)      (106)       (2,280)       --(1)     --(2)      (872)      (19,128)
                                        ------   ----------   --------   -----------   -------    ------    ---------   -----------
   Net Increase / (Decrease)
     Before Conversion                      (2)         (46)       178         3,851         8       169          295         6,578
   Conversion of Shares                    501       10,200       (502)      (10,200)       --        --           --            --
                                        ------   ----------   --------   -----------   -------    ------    ---------   -----------
   Net Increase / (Decrease)               499   $   10,154       (324)  $    (6,349)        8    $  169          295   $     6,578
                                        ======   ==========   ========   ===========   =======    ======    =========   ===========
EMERGING MARKETS:
   Sale of shares                          120   $    1,584         93   $     1,232        13    $  159        1,425   $    19,361
   Reinvestment of distributions           118        1,413         19           256         2        27        3,688        45,908
   Shares repurchased                     (114)      (1,502)      (119)       (1,508)       --        --      (11,934)     (151,387)
                                        ------   ----------   --------   -----------   -------    ------    ---------   -----------
   Net Increase / (Decrease)
     Before Conversion                     124        1,495         (7)          (20)       15       186       (6,821)      (86,118)
   Conversion of Shares                    392        4,599       (391)       (4,599)       --        --           --            --
                                        ------   ----------   --------   -----------   -------    ------    ---------   -----------
   Net Increase / (Decrease)               516   $    6,094       (398)  $    (4,619)       15    $  186       (6,821)  $   (86,118)
                                        ======   ==========   ========   ===========   =======    ======    =========   ===========
EQUITY:
   Sale of shares                          330   $    4,902        744   $    10,874        11    $  159        1,556   $    22,852
   Reinvestment of distributions           112        1,654         27           399         1        12        1,307        19,224
   Shares repurchased                     (502)      (7,433)      (326)       (4,704)       --        --       (2,688)      (39,389)
                                        ------   ----------   --------   -----------   -------    ------    ---------   -----------
   Net Increase / (Decrease)
     Before Conversion                     (60)        (877)       445         6,569        12       171          175         2,687
   Conversion of Shares                  1,634       23,055     (1,634)      (23,055)       --        --           --            --
                                        ------   ----------   --------   -----------   -------    ------    ---------   -----------
   Net Increase / (Decrease)             1,574   $   22,178     (1,189)  $   (16,486)       12    $  171          175   $     2,687
                                        ======   ==========   ========   ===========   =======    ======    =========   ===========
INDEX:
   Sale of shares                           22   $      466         29   $       582        --    $   --           82   $     1,647
   Reinvestment of distributions            14          307         16           329        --        --           34           716
   Shares repurchased                      (61)      (1,278)      (108)       (2,172)       --        --       (1,254)      (25,699)
                                        ------   ----------   --------   -----------   -------    ------    ---------   -----------
   Net Increase / (Decrease)
     Before Conversion                     (25)        (505)       (63)       (1,261)       --        --       (1,138)      (23,336)
   Conversion of Shares                    697       13,608       (698)      (13,608)       --        --           --            --
                                        ------   ----------   --------   -----------   -------    ------    ---------   -----------
   Net Increase / (Decrease)               672   $   13,103       (761)  $   (14,869)       --    $   --       (1,138)  $   (23,336)
                                        ======   ==========   ========   ===========   =======    ======    =========   ===========
SMALL-CAP GROWTH:
   Sale of shares                           12   $      161         --   $        --         9    $  127          430   $     5,552
   Reinvestment of distributions             1            8         --            --         1         8           90         1,261
   Shares repurchased                       (3)         (41)        --            --        --        --          (72)       (1,009)
                                        ------   ----------   --------   -----------   -------    ------    ---------   -----------
   Net Increase / (Decrease)
     Before Conversion                      10          128         --            --        10       135          448         5,804
   Conversion of Shares                     --           --         --            --        --        --           --            --
                                        ------   ----------   --------   -----------   -------    ------    ---------   -----------
   Net Increase / (Decrease)                10   $      128         --   $        --        10    $  135          448   $     5,804
                                        ======   ==========   ========   ===========   =======    ======    =========   ===========
SMALL-CAP OPPORTUNITY:
   Sale of shares                          920   $   18,770      1,090   $    23,941        12    $  239        1,176   $    25,207
   Reinvestment of distributions           384        7,314        135         2,976         2        31        2,564        52,602
   Shares repurchased                   (1,931)     (39,865)    (1,782)      (39,092)       --(1)     --(2)    (5,794)     (125,097)
                                        ------   ----------   --------   -----------   -------    ------    ---------   -----------
   Net Increase / (Decrease)
     Before Conversion                    (627)     (13,781)      (557)      (12,175)       14       270       (2,054)      (47,288)
   Conversion of Shares                  4,639       93,384     (4,629)      (93,384)       --        --           --            --
                                        ------   ----------   --------   -----------   -------    ------    ---------   -----------
   Net Increase / (Decrease)             4,012   $   79,603     (5,186)  $  (105,559)       14    $  270       (2,054)  $   (47,288)
                                        ======   ==========   ========   ===========   =======    ======    =========   ===========

(1)   Shares less than 1,000.
(2)   Amount is less than $1,000.
(3)   Effective June 26, 2006, Class N Shares were converted to Class A Shares.

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2007
                                   (UNAUDITED)

                                        CLASS A               CLASS N(3)             CLASS C             CLASS I
                                   -------------------   --------------------   ----------------    -------------------
                                    SHARES     AMOUNT     SHARES     AMOUNT     SHARES    AMOUNT     SHARES    AMOUNT
                                   -------   ---------   -------   ----------   ------    ------    -------   ---------
SMALL-CAP VALUE:
   Sale of shares                      417   $  19,605       871   $   43,083        3    $  155        851   $  41,477
   Reinvestment of distributions       225       9,880       104        5,132       --(1)     20        829      37,828
   Shares repurchased               (1,795)    (83,537)     (512)     (25,103)      --        --     (2,044)    (97,015)
                                   -------   ---------   -------   ----------   ------    ------    -------   ---------
   Net Increase / (Decrease)
     Before Conversion              (1,153)    (54,052)      463       23,112        3       175       (364)    (17,710)
   Conversion of Shares              2,815     126,460    (2,808)    (126,460)      --        --         --          --
                                   -------   ---------   -------   ----------   ------    ------    -------   ---------
   Net Increase / (Decrease)         1,662   $  72,408    (2,345)  $ (103,348)       3    $  175       (364)  $ (17,710)
                                   =======   =========   =======   ==========   ======    ======    =======   =========

BOND:
   Sale of shares                       24   $     239        30   $      292       10    $  100      1,639   $  16,151
   Reinvestment of distributions         6          57         6           57       --(1)      2        626       6,146
   Shares repurchased                 (156)     (1,503)      (56)        (549)      --        --     (2,305)    (22,520)
                                   -------   ---------   -------   ----------   ------    ------    -------   ---------
   Net Increase / (Decrease)
     Before Conversion                (126)     (1,207)      (20)        (200)      10       102        (40)       (223)
   Conversion of Shares                256       2,456      (256)      (2,456)      --        --         --          --
                                   -------   ---------   -------   ----------   ------    ------    -------   ---------
   Net Increase / (Decrease)           130   $   1,249      (276)  $   (2,656)      10    $  102        (40)  $    (223)
                                   =======   =========   =======   ==========   ======    ======    =======   =========

HIGH YIELD BOND:
   Sale of shares                      402   $   5,006         9   $      108       11    $  131        218   $   2,677
   Reinvestment of distributions         2          23         1           10       --(1)      3        402       4,946
   Shares repurchased                  (20)       (251)       (7)         (87)      --        --     (1,106)    (13,495)
                                   -------   ---------   -------   ----------   ------    ------    -------   ---------
   Net Increase / (Decrease)
     Before Conversion                 384       4,778         3           31       11       134       (486)     (5,872)
   Conversion of Shares                 35         416       (35)        (416)      --        --         --          --
                                   -------   ---------   -------   ----------   ------    ------    -------   ---------
   Net Increase / (Decrease)           419   $   5,194       (32)  $     (385)      11    $  134       (486)  $  (5,872)
                                   =======   =========   =======   ==========   ======    ======    =======   =========

INTERMEDIATE GOVERNMENT BOND:
   Sale of shares                       18   $     287       112   $    1,819       --    $   --        360   $   5,862
   Reinvestment of distributions        11         177         6           98       --        --         55         891
   Shares repurchased                  (72)     (1,169)      (91)      (1,483)      --        --       (421)     (6,857)
                                   -------   ---------   -------   ----------   ------    ------    -------   ---------
   Net Increase / (Decrease)
     Before Conversion                 (43)       (705)       27          434       --        --         (6)       (104)
   Conversion of Shares                267       4,281      (267)      (4,281)      --        --         --          --
                                   -------   ---------   -------   ----------   ------    ------    -------   ---------
   Net Increase / (Decrease)           224   $   3,576      (240)  $   (3,847)      --    $   --         (6)  $    (104)
                                   =======   =========   =======   ==========   ======    ======    =======   =========

INTERMEDIATE TAX-EXEMPT BOND:
   Sale of shares                      383   $   4,242       348   $    3,856       11    $  121      2,259   $  25,072
   Reinvestment of distributions        38         422        13          141       --(1)      4        148       1,626
   Shares repurchased                 (226)     (2,503)     (166)      (1,846)      --(1)     --(2)  (4,362)    (48,242)
                                   -------   ---------   -------   ----------   ------    ------    -------   ---------
   Net Increase / (Decrease)
     Before Conversion                 195       2,161       195        2,151       11       125     (1,955)    (21,544)
   Conversion of Shares              1,317      14,364    (1,317)     (14,364)      --        --         --          --
                                   -------   ---------   -------   ----------   ------    ------    -------   ---------
   Net Increase / (Decrease)         1,512   $  16,525    (1,122)  $  (12,213)      11    $  125     (1,955)  $ (21,544)
                                   =======   =========   =======   ==========   ======    ======    =======   =========

SHORT/INTERMEDIATE BOND:
   Sale of shares                       36   $     356        50   $      492       16    $  155      3,267   $  32,473
   Reinvestment of distributions        15         146         9           94       --(1)      1        286       2,847
   Shares repurchased                 (311)     (3,088)     (129)      (1,278)      --(1)     --(2)  (4,748)    (47,271)
                                   -------   ---------   -------   ----------   ------    ------    -------   ---------
   Net Increase / (Decrease)
     Before Conversion                (260)     (2,586)      (70)        (692)      16       156     (1,195)    (11,951)
   Conversion of Shares                485       4,755      (485)      (4,755)      --        --         --          --
                                   -------   ---------   -------   ----------   ------    ------    -------   ---------
   Net Increase / (Decrease)           225   $   2,169      (555)  $   (5,447)      16    $  156     (1,195)  $ (11,951)
                                   =======   =========   =======   ==========   ======    ======    =======   =========

TAX-EXEMPT BOND:
   Sale of shares                      469   $   4,998       284   $    3,023       17    $  184      1,168   $  12,472
   Reinvestment of distributions       185       1,959        52          550       --(1)      5         75         789
   Proceeds in conjunction with
     Plan of reorganization
     (See Note 12)                   4,340      46,413        --           --       --        --         --          --
   Shares repurchased                 (455)     (4,871)     (526)      (5,599)      --        --       (745)     (7,938)
                                   -------   ---------   -------   ----------   ------    ------    -------   ---------
   Net Increase / (Decrease)
     Before Conversion               4,539      48,499      (190)      (2,026)      17       189        498       5,323
   Conversion of Shares              2,419      25,376    (2,420)     (25,376)      --        --         --          --
                                   -------   ---------   -------   ----------   ------    ------    -------   ---------
   Net Increase / (Decrease)         6,958   $  73,875    (2,610)  $  (27,402)      17    $  189        498   $   5,323
                                   =======   =========   =======   ==========   ======    ======    =======   =========

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2007
                                   (UNAUDITED)

      Transactions (reported in 000's) in shares of capital stock, during the year ended December 31, 2006, were as follows:

                                             CLASS A                    CLASS N(3)                     CLASS I
                                   --------------------------   --------------------------   ----------------------------
                                      SHARES        AMOUNT         SHARES        AMOUNT         SHARES          AMOUNT
                                   -----------   ------------   -----------   ------------   ------------   -------------
GOVERNMENT MONEY MARKET:
   Sale of shares                      833,001   $    833,051       661,963   $    661,963        433,719   $     433,719
   Reinvestment of distributions         4,003          4,003         5,398          5,397            663             663
   Shares repurchased                 (788,990)      (788,990)     (748,579)      (748,629)      (336,997)       (336,997)
                                   -----------   ------------   -----------   ------------   ------------   -------------
   Net Increase / (Decrease)
     Before Conversion                  48,014         48,064       (81,218)       (81,269)        97,385          97,385
   Conversion of S Shares to
     N Shares                               --             --         8,894          8,894             --              --
   Conversion of N Shares to
     A Shares                          190,183        190,183      (190,183)      (190,183)            --              --
                                   -----------   ------------   -----------   ------------   ------------   -------------
   Net Increase / (Decrease)           238,197   $    238,247      (262,507)  $   (262,558)        97,385   $      97,385
                                   ===========   ============   ===========   ============   ============   =============

MONEY MARKET:
   Sale of shares                    1,402,898   $  1,402,814     1,618,015   $  1,618,015     14,983,415   $  14,983,438
   Reinvestment of distributions        16,138         16,138        20,835         20,835         37,384          37,384
   Shares repurchased               (1,396,811)    (1,396,812)   (1,734,557)    (1,734,474)   (16,307,175)    (16,307,175)
                                   -----------   ------------   -----------   ------------   ------------   -------------
   Net Increase / (Decrease)
     Before Conversion                  22,225         22,140       (95,707)       (95,624)    (1,286,376)     (1,286,353)
   Conversion of S Shares to
     N Shares                               --             --        33,542         33,542             --              --
   Conversion of N Shares to
     A Shares                          858,710        858,710      (858,710)      (858,710)            --              --
                                   -----------   ------------   -----------   ------------   ------------   -------------
   Net Increase / (Decrease)           880,935   $    880,850      (920,875)  $   (920,792)    (1,286,376)  $  (1,286,353)
                                   ===========   ============   ===========   ============   ============   =============

TAX-EXEMPT MONEY MARKET:
   Sale of shares                      450,508   $    450,474       333,088   $    333,088      2,586,716   $   2,586,716
   Reinvestment of distributions         2,580          2,580         3,197          3,197            259             259
   Shares repurchased                 (447,327)      (447,327)     (384,187)      (384,153)    (2,542,425)     (2,542,425)
                                   -----------   ------------   -----------   ------------   ------------   -------------
   Net Increase / (Decrease)
     Before Conversion                   5,761          5,727       (47,902)       (47,868)        44,550          44,550
   Conversion of S Shares to
     N Shares                               --             --         2,030          2,030             --              --
   Conversion of N Shares to
     A Shares                          212,013        212,013      (212,013)      (212,013)            --              --
                                   -----------   ------------   -----------   ------------   ------------   -------------
   Net Increase / (Decrease)           217,774   $    217,740      (257,885)  $   (257,851)        44,550   $      44,550
                                   ===========   ============   ===========   ============   ============   =============

                                        EXCHANGE SHARES              SERVICE SHARES(4)
                                   --------------------------   --------------------------
                                     SHARES         AMOUNT         SHARES        AMOUNT
                                   -----------   ------------   -----------   ------------
GOVERNMENT MONEY MARKET:
   Sale of shares                           --   $         --        69,446   $     69,446
   Reinvestment of distributions            --             --         3,863          3,863
   Shares repurchased                       --             --    (1,175,656)    (1,175,656)
                                   -----------   ------------   -----------   ------------
   Net Increase / (Decrease)
     Before Conversion                      --             --    (1,102,347)    (1,102,347)
   Conversion of S Shares to
     N Shares                               --             --        (8,894)        (8,894)
   Conversion of N Shares to
     A Shares                               --             --            --             --
                                   -----------   ------------   -----------   ------------
   Net Increase / (Decrease)                --   $         --    (1,111,241)  $ (1,111,241)
                                   ===========   ============   ===========   ============

MONEY MARKET:
   Sale of shares                    4,999,245   $  4,999,245       176,339   $    176,339
   Reinvestment of distributions        45,328         45,328         6,670          6,670
   Shares repurchased               (6,013,541)    (6,013,541)   (1,942,513)    (1,942,513)
                                   -----------   ------------   -----------   ------------
   Net Increase / (Decrease)
     Before Conversion                (968,968)      (968,968)   (1,759,504)    (1,759,504)
   Conversion of S Shares to
     N Shares                               --             --       (33,542)       (33,542)
   Conversion of N Shares to
     A Shares                               --             --            --             --
                                   -----------   ------------   -----------   ------------
   Net Increase / (Decrease)          (968,968)  $   (968,968)   (1,793,046)  $ (1,793,046)
                                   ===========   ============   ===========   ============

TAX-EXEMPT MONEY MARKET:
   Sale of shares                           --   $         --        19,245   $     19,245
   Reinvestment of distributions            --             --           360            360
   Shares repurchased                       --             --      (165,545)      (165,545)
                                   -----------   ------------   -----------   ------------
   Net Increase / (Decrease)
     Before Conversion                      --             --      (145,940)      (145,940)
   Conversion of S Shares to
     N Shares                               --             --        (2,030)        (2,030)
   Conversion of N Shares to
     A Shares                               --             --            --             --
                                   -----------   ------------   -----------   ------------
   Net Increase / (Decrease)                --   $         --      (147,970)  $   (147,970)
                                   ===========   ============   ===========   ============

(1)   Shares less than 1,000.
(2)   Amount is less than $1,000.
(3)   Effective June 26, 2006, Class N Shares were converted to Class A Shares.
(4)   Effective May 18, 2006, Service Shares were converted to Class N Shares.

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2007
                                   (UNAUDITED)

6.    ILLIQUID AND RESTRICTED SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund's Schedule of Investments where applicable.

      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

      At June 30, 2007, the Funds held the following restricted securities:

                                                                              ACQUISITION         MARKET VALUE AT          % OF
                                                            ACQUISITION           COST                6/30/07         NET ASSETS AT
                                                                DATE      (REPORTED IN 000'S)   (REPORTED IN 000'S)      6/30/07
                                                            -----------   -------------------   -------------------   -------------
BALANCED FUND
Structured Assets Securities Corp.
98-RF3, A (Interest Only) 144A
6.100% due 6/15/28 ......................................     11/1/06          $      6              $      6                0%

INDEX FUND
Seagate Technology Tax Refund Rights ....................     10/1/01                --                    --                0%

BOND FUND
DLJ Mortgage Acceptance Corp. 96-M, 1 144A
0.000% due 11/28/11 .....................................     10/2/96                 4
                                                              4/28/04                15                    14                0%

INTERMEDIATE GOVERNMENT BOND FUND
Structured Assets Securities Corp.
98-RF3, A (Interest Only) 144A
6.100% due 6/15/28 ......................................     11/1/06               111                    48              0.2%

SHORT/INTERMEDIATE BOND FUND
DLJ Mortgage Acceptance Corp. 96-M, 1 144A
0.000% due 11/28/11 .....................................     10/2/96                28
                                                              4/28/04                16                    31                0%

Lehman XS Net Interest Margin Notes
06-GP1, A1 144A
6.250% due 5/28/46 ......................................     6/20/06               781                   780              0.3%

Structured Assets Securities Corp.
98-RF3, A (Interest Only) 144A
6.100% due 6/15/28 ......................................     11/1/06               111                   123              0.1%

MONEY MARKET FUND
G-Star Ltd. .............................................    11/20/02            27,078
02-2, A1MA 144A .........................................    11/13/02               191
5.390% due 7/25/07 ......................................     3/19/07            45,704                72,973              1.8%

G-Star Ltd.
02-2, A1MB 144A
5.390% due 7/25/07 ......................................     3/19/07            30,596                30,596              0.8%

Putnam Structured Product Funding
02-1A, A1MF 144A ........................................     5/21/04            26,000
5.390% due 7/15/07 ......................................    11/14/05            50,000                76,000              1.9%

Putnam Structured Product Funding
02-1A, A1MH 144A ........................................      4/2/07            11,500
5.390% due 7/15/07 ......................................     6/13/07            13,500                25,000              0.6%

TAX-EXEMPT MONEY MARKET FUND
ABN AMRO Munitops Certificates Trust
Series 01-11 144A (FSA Insured)
3.700% due 9/1/09 .......................................     3/16/06             9,980                 9,980              0.1%

      Each Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2007
                                   (UNAUDITED)

7.    CREDIT RISK AND ASSET CONCENTRATIONS

      Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

      At June 30, 2007, certain Funds held securities issued by various companies in specific sectors as detailed below:

                                                        PERCENTAGE
                                                         OF TOTAL
              FUND                    SECTOR            NET ASSETS
      ---------------------      ----------------      ------------
      Equity Fund                    Financial              27%
      Small-Cap Growth Fund   Information Technology        26
      Small-Cap Value Fund           Financial              26

8.    INDEMNIFICATIONS

      Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements.

9.    10% SHAREHOLDERS

      As of June 30, 2007, certain Funds had single shareholder and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding as detailed below:

                                                      % OF SHARES      NUMBER
                                                      OUTSTANDING   OF ACCOUNTS
                                                      -----------   -----------

      Balanced Fund ...............................       82%            1
      Core Equity Fund ............................       87             3
      Emerging Markets Fund .......................       86             4
      Equity Fund .................................       72             3
      Index Fund ..................................       50             1
      Small-Cap Growth Fund .......................       79             2
      Small-Cap Opportunity Fund ..................       50             3
      Small-Cap Value Fund ........................       32             2
      Bond Fund ...................................       76             3
      High Yield Bond Fund ........................       73             2
      Intermediate Government Bond Fund ...........       65             1
      Intermediate Tax-Exempt Bond Fund ...........       94             2
      Short/Intermediate Bond Fund ................       82             3
      Tax-Exempt Bond Fund ........................       33             1
      Government Money Market Fund ................       89             3
      Money Market Fund ...........................       53             2
      Tax-Exempt Money Market Fund ................       93             2

10.   FEDERAL TAX INFORMATION

      The Funds have capital-loss carryforwards available (reported in 000's) to offset future realized capital gains through the indicated expiration dates:

                                                                      EXPIRING DECEMBER 31
                                          -------------------------------------------------------------------------
                                              2008     2009     2010     2011    2012     2013      2014     TOTAL
                                            -------   -----   -------   ------   ----   -------   -------   -------
Bond Fund ..............................    $    --   $  --   $   519   $   --   $ --   $    --   $ 5,053   $ 5,572
High Yield Bond Fund ...................      2,389     723       724       --     --        --     2,152     5,988
Intermediate Government Bond Fund ......         --      --        --       --     --        --       119       119
Short/Intermediate Bond Fund ...........         --      --     2,589      232     --     1,270       823     4,914
Money Market Fund ......................         --      --        --      557     --        60        --       617
Tax-Exempt Money Market Fund ...........         --      --        --      177     13         1        --       191

      The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers. The High Yield Bond Fund's amounts include losses acquired in connection with a prior year merger. Utilization of this capital loss carryover is subject to annual limitations.

                           PHOENIX INSIGHT FUNDS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2007
                                   (UNAUDITED)

11.   FUND INTEGRATION

      At a meeting held on April 14, 2006, the Board of Trustees (the "Harris Board") of the Harris Insight Funds (each a "Harris Fund" and collectively, the "Harris Funds"), each a series of Harris Insight Funds Trust (the "Harris Trust") voted to approve a transaction (the "Transaction") whereby the Harris Trust and Harris Funds would be integrated into the Phoenix Investment Partners, Ltd., family of mutual funds (the "Phoenix Funds").

      In connection with the Transaction, at a special meeting held on May 11, 2006, shareholders of the Harris Funds approved a new investment advisory agreement between PIC and each Harris Fund, a new sub-advisory agreement between PIC and Harris for each Harris Fund except the International Fund, Emerging Markets Fund, Bond Fund and High Yield Bond Fund, approved a new sub-advisory agreement between PIC and Vontobel for the International Fund and Emerging Markets Fund, and approved a new sub-advisory agreement between PIC and SCM (formerly Seneca Capital LLC) for the Bond Fund and High Yield Bond Fund. Also, in connection with the Transaction, shareholders approved the reconstitution of the Harris Board with a new slate of trustees comprised of eleven trustees of the Phoenix Funds.

      The Transaction was completed on May 18, 2006 and the name changed from Harris Insight Funds to Phoenix Insight Funds. Additionally, the Harris Insight Funds Trust was renamed the Phoenix Insight Funds Trust.

12.   FUND MERGERS

      On October 20, 2006, the Insight Tax-Exempt Bond Fund (the "Fund") acquired all of the net assets of the Phoenix Tax-Exempt Bond Fund ("Tax-Exempt Bond Fund") of the Phoenix Multi-Portfolio Fund pursuant to the unanimous approval by the Board of Trustees of the Phoenix Multi-Portfolio Fund on August 23, 2006. The acquisition was accomplished by a tax-free exchange of 4,339,957 Class A shares of the Fund outstanding on October 20, 2006 (valued at $46,413,089) for 4,374,975 Class A shares of the Tax-Exempt Bond Fund outstanding on October 20, 2006. The Tax-Exempt Bond Fund had net assets on that date of $46,413,089 including $2,962,756 of net appreciation, which were combined with those of the Fund. The aggregate net assets of the Fund immediately after the merger were $155,783,497. The shareholders of the Tax-Exempt Bond Fund received for each share owned approximately 1.01 Class A shares of the same class of the Fund.

      Effective April 13, 2007, the Phoenix Insight International Fund, formerly a fund of Phoenix Insight Funds Trust, was merged with and into the Phoenix Foreign Opportunities Fund, a fund of Phoenix Adviser Trust. The Phoenix Insight International Fund has ceased to exist.

                         RESULTS OF SHAREHOLDER MEETING
                           PHOENIX INSIGHT FUNDS TRUST
                                   (UNAUDITED)

At a special meeting of shareholders of Phoenix Insight International Fund, a former series of Phoenix Insight Funds Trust, held on March 30, 2007, shareholders voted on the following proposal:

NUMBER OF ELIGIBLE UNITS VOTED:

                                                  FOR       AGAINST   ABSTAIN
                                              -----------   -------   -------
To approve an Agreement and Plan of
Reorganization to merge Phoenix Insight
International Fund, a series of Phoenix
Insight Funds Trust into Phoenix Foreign
Opportunities Fund, a series of Phoenix
Adviser Trust .............................   272,430,385   265,336         0

PHOENIX INSIGHT FUNDS TRUST
101 Munson Street
Greenfield, MA 01301

TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19155-3111

HOW TO CONTACT US
Mutual Fund Services                                              1-800-243-1574
Advisor Consulting Group                                          1-800-243-4361
Telephone Orders                                                  1-800-367-5877
Text Telephone                                                    1-800-243-1926
Web site                                                        PHOENIXFUNDS.COM

--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

                           PHOENIX INSIGHT FUNDS TRUST
    IMPORTANT INFORMATION FOR INVESTORS; NOT A PART OF THE SEMIANNUAL REPORT

 Supplement dated August 20, 2007 to the Class A and Class C Shares Prospectus,
  Class I Shares Prospectus, Money Market Funds--Class A Shares Prospectus, and
     Money Market Fund--Exchange Shares Prospectus, each dated May 1, 2007, as supplemented May 24, 2007

IMPORTANT NOTICE TO INVESTORS
This supplement corrects an error in one of the footnotes to each of the Fund Fees and Expenses tables. The disclosure below replaces ONLY THE FIRST SENTENCE of each of the referenced footnotes.

CLASS A AND C SHARES PROSPECTUS
Equity Funds--Class A Shares on page 24, footnote (f):

(f) The fund's investment adviser has contractually agreed to limit total operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) through December 31, 2007, so that such expenses do not exceed 1.40% for Class A Shares of the Small-Cap Growth Fund.

Equity Funds--Class C Shares on page 25, footnote (i):

(i) The fund's investment adviser has contractually agreed to limit total operating expenses (excluding interest, taxes and extraordinary expenses) through December 31, 2007, so that such expenses do not exceed 2.15% for Class C Shares of the Small-Cap Growth Fund.

Fixed Income Funds--Class A Shares on page 48, footnote (f):

(f) The fund's investment adviser has contractually agreed to limit total operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) through December 31, 2007, so that such expenses do not exceed 0.85% for Class A Shares of the Bond Fund, 0.75% for Class A Shares of the Intermediate Government Bond Fund, 0.85% for Class A Shares of the Intermediate Tax-Exempt Bond Fund, 0.95% for Class A Shares of the Short/Intermediate Bond Fund, and 0.85% for Class A Shares of the Tax-Exempt Bond Fund.

Fixed Income Funds--Class C Shares on page 49, footnote (j):

(j) The fund's investment adviser has contractually agreed to limit total operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) through December 31, 2007, so that such expenses do not exceed 1.60% for Class C Shares of the Bond Fund, 1.60% for Class C Shares of the Intermediate Tax-Exempt Bond Fund, 1.70% for Class C Shares of the Short/Intermediate Bond Fund, and 1.60% for Class C Shares of the Tax-Exempt Bond Fund.

Money Market Funds--Class A Shares on page 60, footnote (b):

(b) Effective October 1, 2006, the fund's investment adviser has voluntarily agreed to limit total operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed 0.53% for Class A Shares of the Money Market Fund.

CLASS I SHARES PROSPECTUS

Equity Funds--Class I Shares on page 24, footnote (c):

(c) The fund's investment adviser has contractually agreed to limit total operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) through December 31, 2007, so that such expenses do not exceed 1.20% for Class I Shares of the Small-Cap Growth Fund.

Fixed Income Funds--Class I Shares on page 47, footnote (c):

(c) The fund's investment adviser has contractually agreed to limit the total operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) through December 31, 2007, so that such expenses do not exceed 0.65% for Class I Shares of the Bond Fund, 0.55% for Class I Shares of the Intermediate Government Bond Fund, 0.65% for Class I Shares of the Intermediate Tax-Exempt Bond Fund, 0.75% for Class I Shares of the Short/Intermediate Bond Fund, and 0.65% for Class I Shares of the Tax-Exempt Bond Fund.

                           PHOENIX INSIGHT FUNDS TRUST
    IMPORTANT INFORMATION FOR INVESTORS; NOT A PART OF THE SEMIANNUAL REPORT

Money Market Funds--Class I Shares on page 58, footnote (b):

(b) Effective October 1, 2006, the fund's investment adviser has voluntarily agreed to limit the total operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed 0.18% for Class I Shares of the Money Market Fund, after waiver of the shareholder servicing fee by the fund's distributor.

MONEY MARKET FUNDS--CLASS A SHARES PROSPECTUS

Money Market Funds--Class A Shares on page 13, footnote (b):

(b) Effective October 1, 2006, the fund's investment adviser has voluntarily agreed to limit the total operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed 0.53% for Class A Shares of the Money Market Fund.

MONEY MARKET FUNDS--EXCHANGE SHARES PROSPECTUS

Money Market Fund--Exchange Shares on page 4, footnote (b):

(b) Effective October 1, 2006, the fund's investment adviser has voluntarily agreed to limit the total operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed 0.18% for Exchange Shares of the Money Market Fund, after waiver of the shareholder servicing fee by the fund's distributor.

     INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.

                         THIS PAGE INTENTIONALLY BLANK.

                                  [BLANK PAGE]

                                                            -----------------
[LOGO OMITTED]                                                  PRESORTED
   PHOENIX                                                      STANDARD
                                                              U.S. POSTAGE
Phoenix Equity Planning Corporation                               PAID
P.O. Box 150480                                              Louisville, KY
Hartford, CT 06115-0480                                      Permit No. 1051
                                                            -----------------




For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.















PXP4550                                                                     8-07
BPD32233


ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

   (a)(1) Not applicable.

   (a)(2) Certifications  pursuant  to  Rule  30a-2(a)  under the  1940  Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3) Not applicable.

   (b)    Certifications  pursuant  to Rule  30a-2(b) under  the  1940  Act  and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Insight Funds Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date   September 5, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date   September 5, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley,  Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date   September 5, 2007
    ----------------------------------------------------------------------------


 * Print the name and title of each signing officer under his or her signature.